UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-28-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
February 28, 2018

Multi-Asset Income - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 45.2%
Emerging Markets Debt Fund R6 Class	582,350	5,951,614
International Value Fund R6 Class	756,847	6,728,368
NT High Income Fund G Class	1,275,807	12,592,219
Utilities Fund Investor Class	32,968	531,448
TOTAL MUTUAL FUNDS (Cost $25,080,789)		25,803,649
COMMON STOCKS — 25.8%
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	661	68,567
Airlines†
AirAsia Bhd	6,500	7,229
Auto Components†
Nexteer Automotive Group Ltd.(2)	9,000	19,786
Automobiles — 0.1%
Geely Automobile Holdings Ltd.	2,000	6,426
Honda Motor Co. Ltd. ADR	533	19,236
Hyundai Motor Co.	35	5,198
Hyundai Motor Co. Preference Shares	118	9,751
Kia Motors Corp.	153	4,838
Toyota Motor Corp. ADR	71	9,557
		55,006
Banks — 2.1%
Agricultural Bank of China Ltd., H Shares	75,000	41,157
Banco Bradesco SA Preference Shares	5,400	64,995
Banco Santander Brasil SA ADR	2,300	25,944
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	2,200	15,554
Bank Negara Indonesia Persero Tbk PT	33,400	23,499
Bank of China Ltd., H Shares	55,000	29,651
Bank of Communications Co. Ltd., H Shares	13,000	10,339
Bank of the Philippine Islands	11,520	26,284
Bank Rakyat Indonesia (Persero) Tbk PT	125,300	34,290
Bank Tabungan Negara Persero Tbk PT	48,700	13,196
Barclays Africa Group Ltd.	2,337	38,969
China CITIC Bank Corp. Ltd., H Shares	26,000	18,770
China Construction Bank Corp., H Shares	99,000	101,816
China Merchants Bank Co. Ltd., H Shares	500	2,091
Chongqing Rural Commercial Bank Co. Ltd., H Shares	14,000	11,277
CIMB Group Holdings Bhd	11,900	21,695
Commerce Bancshares, Inc.	372	21,490
First Financial Holding Co. Ltd.	20,000	13,589
Grupo Financiero Banorte SAB de CV, Class O	5,000	29,975
Hana Financial Group, Inc.	339	15,252
Hong Leong Financial Group Bhd	5,000	24,193
Industrial & Commercial Bank of China Ltd., H Shares	87,000	74,268

Itau Unibanco Holding SA ADR	900	14,013
JPMorgan Chase & Co.	1,373	158,582
KB Financial Group, Inc.	242	14,244
Malayan Banking Bhd	8,300	22,069
Nedbank Group Ltd.	783	18,931
PNC Financial Services Group, Inc. (The)	989	155,926
Public Bank Bhd	1,300	7,609
Shinhan Financial Group Co. Ltd.	100	4,338
Standard Bank Group Ltd.	1,931	35,495
SunTrust Banks, Inc.	1,347	94,075
U.S. Bancorp	533	28,974
Wells Fargo & Co.	144	8,411
		1,220,961
Beverages — 0.1%
Coca-Cola Femsa SAB de CV ADR	300	20,226
Embotelladora Andina SA ADR	400	11,600
PepsiCo, Inc.	246	26,994
		58,820
Biotechnology — 0.3%
Amgen, Inc.	868	159,512
Capital Markets — 0.8%
AllianceBernstein Holding LP	1,152	30,643
Bank of New York Mellon Corp. (The)	1,531	87,313
BlackRock, Inc.	11	6,044
Blackstone Group LP (The)	7,286	247,724
China Everbright Ltd.	8,000	17,448
China Huarong Asset Management Co. Ltd., H Shares	57,000	25,614
Investec Ltd.	3,258	28,281
Northern Trust Corp.	231	24,456
		467,523
Chemicals — 0.4%
Air Products & Chemicals, Inc.	450	72,356
Formosa Chemicals & Fibre Corp.	2,000	7,322
Formosa Plastics Corp.	11,000	38,484
Hanwha Chemical Corp.	362	11,021
Kumho Petrochemical Co. Ltd.	126	10,489
LG Chem Ltd. Preference Shares	40	7,879
Lotte Chemical Corp.	59	24,917
Nan Ya Plastics Corp.	7,000	19,085
OCI Co. Ltd.	137	20,589
Petronas Chemicals Group Bhd	2,100	4,319
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	40,000	23,854
		240,315
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	2,309	155,118
Waste Management, Inc.	306	26,414
		181,532
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,383	61,931

Construction and Engineering†
Daewoo Engineering & Construction Co. Ltd.(2)	831	3,983
Hyundai Engineering & Construction Co. Ltd.(2)	181	6,385
		10,368
Containers and Packaging — 0.2%
Bemis Co., Inc.	1,415	62,387
International Paper Co.	557	33,192
		95,579
Distributors — 0.1%
Genuine Parts Co.	349	32,052
Diversified Consumer Services — 0.1%
Kroton Educacional SA	3,700	17,469
New Oriental Education & Technology Group, Inc. ADR	100	9,139
TAL Education Group ADR	200	7,552
		34,160
Diversified Financial Services†
Chailease Holding Co. Ltd.	6,000	19,819
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	1,389	50,421
Orange Polska SA(2)	1,865	3,088
Verizon Communications, Inc.	1,779	84,929
		138,438
Electric Utilities — 0.8%
Edison International	1,213	73,496
Enel Chile SA	204,540	25,291
Eversource Energy	1,797	102,429
Interconexion Electrica SA ESP	1,222	5,851
PG&E Corp.	659	27,078
PGE Polska Grupa Energetyczna SA(2)	7,063	20,846
Pinnacle West Capital Corp.	1,411	108,591
Xcel Energy, Inc.	1,591	68,858
		432,440
Electrical Equipment†
Emerson Electric Co.	362	25,724
Electronic Equipment, Instruments and Components — 0.1%
AU Optronics Corp.	49,000	21,652
Hon Hai Precision Industry Co. Ltd.	10,000	29,633
Kingboard Chemical Holdings Ltd.	5,500	27,736
		79,021
Energy Equipment and Services — 0.2%
Schlumberger Ltd.	1,916	125,766
Equity Real Estate Investment Trusts (REITs) — 6.8%
American Tower Corp.	340	47,372
Americold Realty Trust(2)	13,843	249,174
Apple Hospitality REIT, Inc.	13,174	223,826
Boston Properties, Inc.	128	15,215
Community Healthcare Trust, Inc.	7,760	182,670
CubeSmart	4,158	111,476
DDR Corp.	23,542	183,628

Fortress REIT Ltd., A Shares	19,395	26,077
Gaming and Leisure Properties, Inc.	6,802	226,235
Iron Mountain, Inc.	7,881	247,936
Klepierre SA	5,883	242,243
Medical Properties Trust, Inc.	10,700	131,182
NorthStar Realty Europe Corp.	19,176	197,129
Park Hotels & Resorts, Inc.	8,789	228,426
Pebblebrook Hotel Trust	6,667	226,745
Public Storage	57	11,083
QTS Realty Trust, Inc., Class A	3,386	109,266
Sabra Health Care REIT, Inc.	11,716	197,766
Simon Property Group, Inc.	1,637	251,296
Spirit Realty Capital, Inc.	32,080	250,224
STORE Capital Corp.	10,826	258,092
VEREIT, Inc.	23,815	163,133
Weyerhaeuser Co.	2,519	88,241
		3,868,435
Food and Staples Retailing — 0.2%
Walmart, Inc.	1,059	95,321
Food Products — 0.3%
General Mills, Inc.	2,248	113,637
Mondelez International, Inc., Class A	682	29,940
Tingyi Cayman Islands Holding Corp.	14,000	29,170
		172,747
Gas Utilities — 0.7%
Atmos Energy Corp.	1,700	136,833
ONE Gas, Inc.	2,261	143,777
Spire, Inc.	1,772	120,142
		400,752
Health Care Equipment and Supplies — 0.2%
Medtronic plc	1,446	115,521
Health Care Providers and Services — 0.1%
Qualicorp SA	600	5,261
Quest Diagnostics, Inc.	294	30,297
		35,558
Hotels, Restaurants and Leisure†
Genting Bhd	6,100	13,738
McDonald's Corp.	34	5,363
		19,101
Household Durables†
LG Electronics, Inc.	259	23,736
Household Products — 0.4%
Procter & Gamble Co. (The)	3,144	246,867
Industrial Conglomerates — 0.3%
3M Co.	332	78,189
DMCI Holdings, Inc.	51,200	13,654
Fosun International Ltd.	8,000	17,382
Hanwha Corp.	592	24,008
LG Corp.	280	22,146

Sime Darby Bhd	39,300	27,467
		182,846
Insurance — 0.7%
China Life Insurance Co. Ltd., H Shares	2,000	5,882
Chubb Ltd.	637	90,403
DB Insurance Co. Ltd.	288	18,335
Hanwha Life Insurance Co. Ltd.	1,555	9,571
Hyundai Marine & Fire Insurance Co. Ltd.	602	22,930
Marsh & McLennan Cos., Inc.	1,042	86,507
MetLife, Inc.	749	34,596
People's Insurance Co. Group of China Ltd. (The), H Shares	21,000	11,223
PICC Property & Casualty Co. Ltd., H Shares	4,000	7,855
Ping An Insurance Group Co. of China Ltd., H Shares	7,000	73,697
Shin Kong Financial Holding Co. Ltd.	33,000	13,386
		374,385
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd. ADR(2)	80	14,891
Tencent Holdings Ltd.	400	21,938
YY, Inc. ADR(2)	100	12,933
		49,762
IT Services — 0.2%
Automatic Data Processing, Inc.	542	62,504
Infosys Ltd. ADR	700	12,362
International Business Machines Corp.	57	8,882
		83,748
Machinery†
Samsung Heavy Industries Co. Ltd.(2)	1,500	11,762
Weichai Power Co. Ltd., H Shares	12,000	13,443
		25,205
Marine†
Evergreen Marine Corp. Taiwan Ltd.(2)	31,000	16,140
Media — 0.1%
Astro Malaysia Holdings Bhd	16,100	9,914
Cheil Worldwide, Inc.	566	9,678
Time Warner, Inc.	118	10,969
		30,561
Metals and Mining — 0.3%
Aluminum Corp. of China Ltd., H Shares(2)	16,000	9,598
Anglo American Platinum Ltd.(2)	645	19,976
Industrias Penoles SAB de CV	320	6,967
Jastrzebska Spolka Weglowa SA(2)	904	24,184
Kumba Iron Ore Ltd.	721	21,301
POSCO	17	5,646
Vale SA ADR	5,400	74,142
Vedanta Resources plc	2,469	24,800
		186,614
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
Blackstone Mortgage Trust, Inc., Class A	10,460	324,783
New Residential Investment Corp.	19,755	318,648

Starwood Property Trust, Inc.	16,235	328,759
		972,190
Multi-Utilities — 0.2%
Ameren Corp.	1,147	62,282
NorthWestern Corp.	1,050	53,634
		115,916
Oil, Gas and Consumable Fuels — 4.7%
Adaro Energy Tbk PT	167,400	28,363
Antero Midstream Partners LP	5,334	139,271
BP Midstream Partners LP	6,787	129,360
Chevron Corp.	1,117	125,015
China Petroleum & Chemical Corp., H Shares	60,000	47,326
China Shenhua Energy Co. Ltd., H Shares	12,000	33,800
CNOOC Ltd.	5,000	7,123
Ecopetrol SA ADR	900	15,759
Enterprise Products Partners LP	14,402	366,099
EQT GP Holdings LP	3,502	82,542
EQT Midstream Partners LP	1,898	116,765
Exxaro Resources Ltd.	538	6,020
Exxon Mobil Corp.	69	5,226
Formosa Petrochemical Corp.	7,000	27,669
Gazprom PJSC ADR	924	4,570
Grupa Lotos SA	635	10,338
GS Holdings Corp.	304	18,504
Hess Midstream Partners LP	4,630	92,507
LUKOIL PJSC ADR	662	44,326
MPLX LP	3,244	112,015
Noble Midstream Partners LP	2,237	107,823
Occidental Petroleum Corp.	215	14,104
Petroleo Brasileiro SA ADR(2)	5,790	75,791
Phillips 66 Partners LP	3,133	153,956
Plains All American Pipeline LP	5,181	109,319
Polski Koncern Naftowy Orlen SA	911	25,453
Reliance Industries Ltd. GDR	457	13,287
Royal Dutch Shell plc, Class A ADR	899	56,880
Shell Midstream Partners LP	7,618	183,213
SK Innovation Co. Ltd.	84	15,847
Spectra Energy Partners LP	6,012	236,211
TOTAL SA ADR	2,724	154,423
Transneft PJSC Preference Shares	4	13,096
Tupras Turkiye Petrol Rafinerileri AS	798	24,483
Williams Partners LP	1,912	69,291
Yanzhou Coal Mining Co. Ltd., H Shares	8,000	11,781
		2,677,556
Paper and Forest Products†
Mondi Ltd.	224	5,788
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	33	18,623
Unilever NV	462	24,163
		42,786
Pharmaceuticals — 0.9%
Eli Lilly & Co.	230	17,715

Johnson & Johnson	1,814	235,602
Merck & Co., Inc.	1,010	54,762
Pfizer, Inc.	3,024	109,801
Roche Holding AG ADR	2,613	75,542
		493,422
Real Estate Management and Development — 0.3%
China Evergrande Group(2)	5,000	14,546
China Vanke Co. Ltd., H Shares	4,800	21,388
Country Garden Holdings Co. Ltd.	13,000	23,041
Shimao Property Holdings Ltd.	1,500	3,694
Sino-Ocean Group Holding Ltd.	37,500	26,476
VICI Properties, Inc.(2)	5,000	97,750
		186,895
Road and Rail — 0.1%
Norfolk Southern Corp.	216	30,041
Semiconductors and Semiconductor Equipment — 0.4%
Applied Materials, Inc.	730	42,041
Intel Corp.	448	22,082
Macronix International(2)	6,000	8,606
Maxim Integrated Products, Inc.	1,633	99,515
Phison Electronics Corp.	1,000	9,606
SK Hynix, Inc.	353	24,956
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	320	13,872
		220,678
Software — 0.2%
Microsoft Corp.	304	28,506
Oracle Corp.(New York)	1,565	79,299
		107,805
Technology Hardware, Storage and Peripherals — 0.3%
Catcher Technology Co. Ltd.	1,000	11,920
Compal Electronics, Inc.	12,000	8,159
Pegatron Corp.	5,000	12,789
Samsung Electronics Co. Ltd.	49	106,199
Samsung Electronics Co. Ltd. Preference Shares	5	9,167
		148,234
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	4,164	52,008
Tobacco†
KT&G Corp.	127	11,684
Transportation Infrastructure — 0.1%
Beijing Capital International Airport Co. Ltd., H Shares	16,000	23,489
Grupo Aeroportuario del Pacifico SAB de CV ADR	200	19,310
Zhejiang Expressway Co. Ltd., H Shares	22,000	23,856
		66,655
Water Utilities — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,500	28,800
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Series L ADR	800	14,688
China Mobile Ltd.	4,000	37,213

SK Telecom Co. Ltd.	110	24,302
Taiwan Mobile Co. Ltd.	8,000	29,282
		105,485
TOTAL COMMON STOCKS (Cost $14,279,056)		14,727,791
PREFERRED STOCKS — 9.4%
Banks — 6.3%
Bank of America Corp., 5.20%	33,000	33,289
Bank of America Corp., 6.50%	700,000	768,390
Citigroup, Inc., 5.90%	33,000	34,155
Citigroup, Inc., 5.95%	746,000	774,907
SunTrust Banks, Inc., 5.125%	289,000	277,440
U.S. Bancorp, 5.30%	269,000	280,669
U.S. Bancorp, 6.50%	18,100	505,352
Wells Fargo & Co., 7.98%	438,000	446,213
Wells Fargo & Co., 8.00%	17,391	448,688
		3,569,103
Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The), 5.30%	537,000	550,425
Electric Utilities — 0.1%
Pacific Gas & Electric Co., 4.50%	3,577	71,611
Equity Real Estate Investment Trusts (REITs) — 1.0%
DDR Corp., 6.25%	500	11,395
Federal Realty Investment Trust, 5.00%	364	8,215
Kimco Realty Corp., 5.625%	530	12,789
Public Storage, 5.40%	17,961	458,006
Public Storage, 6.38%	4,212	112,208
		602,613
Industrial Conglomerates — 0.2%
General Electric Co., 5.00%	97,000	96,045
Multi-Utilities — 0.8%
NextEra Energy Capital Holdings, Inc., 5.25%	11,276	276,600
SCE Trust II, 5.10%	7,898	180,627
		457,227
TOTAL PREFERRED STOCKS (Cost $5,323,013)		5,347,024
CORPORATE BONDS — 4.2%
Automobiles — 0.2%
Daimler Finance North America LLC, 2.00%, 8/3/18(3)	10,000	9,993
Ford Motor Co., 4.35%, 12/8/26	45,000	44,422
General Motors Financial Co., Inc., 5.25%, 3/1/26	35,000	37,126
		91,541
Banks — 0.5%
Capital One Financial Corp., 4.20%, 10/29/25	40,000	39,730
Citigroup, Inc., 4.00%, 8/5/24	35,000	35,446
JPMorgan Chase & Co., VRN, 5.15%, 5/1/23(4)	75,000	75,690
PNC Capital Trust C, VRN, 2.58%, 6/1/18, resets quarterly off the 3-month LIBOR plus 0.57%	98,000	93,223
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	25,339
		269,428
Beverages — 0.1%
Constellation Brands, Inc., 4.75%, 12/1/25	35,000	37,191

Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		25,000	24,736
Celgene Corp., 5.00%, 8/15/45		25,000	26,151
			50,887
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		35,000	36,239
Capital Markets — 0.5%
Charles Schwab Corp. (The), VRN, 5.00%, 12/1/27(4)		287,000	284,345
Diversified Financial Services — 0.1%
Morgan Stanley, MTN, 4.00%, 7/23/25		40,000	40,555
Diversified Telecommunication Services — 0.1%
AT&T, Inc., 4.45%, 4/1/24		39,000	40,249
Energy Equipment and Services†
Ensco plc, 8.00%, 1/31/24		11,000	10,863
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26		25,000	23,773
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		35,000	33,644
Crown Castle International Corp., 5.25%, 1/15/23		20,000	21,458
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	33,513
			112,388
Food and Staples Retailing†
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	14,719
Gas Utilities — 0.9%
Enbridge, Inc., 4.50%, 6/10/44		25,000	24,518
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		35,000	40,280
MPLX LP, 4.875%, 12/1/24		22,000	23,178
Plains All American Pipeline LP, VRN, 6.125%, 11/15/22(4)		369,000	363,465
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		30,000	28,628
Williams Cos., Inc. (The), 3.70%, 1/15/23		35,000	34,169
			514,238
Health Care Equipment and Supplies†
Abbott Laboratories, 3.75%, 11/30/26		25,000	24,840
Health Care Providers and Services — 0.1%
DaVita, Inc., 5.125%, 7/15/24		35,000	34,825
Express Scripts Holding Co., 4.50%, 2/25/26		25,000	25,806
Tenet Healthcare Corp., 4.75%, 6/1/20		25,000	25,500
			86,131
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)		35,000	37,056
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		45,000	48,416
			85,472
Household Durables — 0.2%
Lennar Corp., 4.75%, 5/30/25		35,000	34,956
M.D.C. Holdings, Inc., 5.50%, 1/15/24		35,000	36,619
Toll Brothers Finance Corp., 5.625%, 1/15/24		25,000	26,625
			98,200
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24		25,000	25,677
Liberty Mutual Group, Inc., VRN, 4.49%, 3/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(3)		25,000	24,625
			50,302

Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(3)	50,000	48,295
Media — 0.4%
21st Century Fox America, Inc., 6.90%, 8/15/39	25,000	33,809
Comcast Corp., 4.75%, 3/1/44	25,000	26,679
CSC Holdings LLC, 6.75%, 11/15/21	15,000	15,816
Discovery Communications LLC, 3.95%, 3/20/28	30,000	28,858
DISH DBS Corp., 5.125%, 5/1/20	35,000	35,044
Time Warner, Inc., 3.80%, 2/15/27	35,000	33,935
Viacom, Inc., 3.125%, 6/15/22	50,000	49,430
		223,571
Metals and Mining — 0.1%
Steel Dynamics, Inc., 5.00%, 12/15/26	35,000	35,788
Mortgage Real Estate Investment Trusts (REITs)†
Starwood Property Trust, Inc., 5.00%, 12/15/21	15,000	15,375
Multi-Utilities — 0.1%
Dominion Energy, Inc., 4.90%, 8/1/41	25,000	26,917
Exelon Corp., 4.45%, 4/15/46	25,000	25,452
		52,369
Oil, Gas and Consumable Fuels — 0.1%
Newfield Exploration Co., 5.75%, 1/30/22	35,000	37,100
Petrobras Global Finance BV, 5.30%, 1/27/25(3)	14,000	13,737
		50,837
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	25,000	24,694
Pharmaceuticals†
Allergan Funding SCS, 3.85%, 6/15/24	25,000	25,012
Specialty Retail — 0.1%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	35,000	35,350
Technology Hardware, Storage and Peripherals†
Seagate HDD Cayman, 4.75%, 6/1/23	24,000	24,264
TOTAL CORPORATE BONDS (Cost $2,411,766)		2,383,143
CONVERTIBLE BONDS — 2.8%
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc., 1.125%, 10/15/24(3)	184,000	199,146
Canadian Imperial Bank of Commerce, (convertible into United Parcel Service, Inc., Class B), 2.65%, 3/29/18(3)(5)	695	76,519
		275,665
Construction Materials — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Martin Marietta Materials, Inc.), 10.19%, 8/14/18(3)(5)	49	10,147
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 7.95%, 9/7/18(3)(5)	293	59,385
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.90%, 8/23/18(3)(5)	120	25,212
Merrill Lynch International & Co. C.V., (convertible into Martin Marietta Materials, Inc.), 9.30%, 8/15/18(3)(5)	105	21,803
		116,547
Diversified Financial Services — 0.2%
Canadian Imperial Bank of Commerce, (convertible into Berkshire Hathaway, Inc., Class B), 1.13%, 3/15/18(3)(5)	813	149,542
Energy Equipment and Services — 0.1%
Goldman Sachs International, (convertible into Schlumberger Ltd.), 4.35%, 7/10/18(3)(5)	557	37,759
Food Products — 0.2%
Credit Suisse AG, (convertible into Mondelez International, Inc., Class A), 3.30%, 7/12/18(3)(5)	505	22,124

UBS AG, (convertible into Mondelez International, Inc., Class A), 3.35%, 3/9/18(3)(5)	1,734	76,417
		98,541
Health Care Equipment and Supplies — 0.1%
Morgan Stanley B.V., (convertible into Zimmer Biomet Holdings, Inc.), 1.80%, 5/4/18(3)(5)	371	43,366
Multiline Retail — 0.1%
Royal Bank of Canada, (convertible into Target Corp.), 7.10%, 5/25/18(3)(5)	939	54,255
Semiconductors and Semiconductor Equipment — 0.9%
Microchip Technology, Inc., 1.625%, 2/15/27(3)	327,000	385,843
Teradyne, Inc., 1.25%, 12/15/23	91,000	138,357
		524,200
Specialty Retail — 0.3%
Goldman Sachs International, (convertible into Lowe’s Cos., Inc.), 7.26%, 9/5/18(3)(5)	872	79,008
Merrill Lynch International & Co. C.V., (convertible into L Brands, Inc.), 16.00%, 7/12/18(3)(5)	659	33,882
Merrill Lynch International & Co. C.V., (convertible into Lowe’s Cos., Inc.), 4.80%, 5/17/18(3)(5)	862	70,908
		183,798
Technology Hardware, Storage and Peripherals — 0.2%
Nutanix, Inc., 0.00%, 1/15/23(3)(6)	104,000	107,408
Western Digital Corp., 1.50%, 2/1/24(3)	18,000	18,680
		126,088
TOTAL CONVERTIBLE BONDS (Cost $1,493,292)		1,609,761
CONVERTIBLE PREFERRED STOCKS — 2.6%
Banks — 1.0%
Bank of America Corp., 7.25%	404	516,930
Wells Fargo & Co., 7.50%	52	66,300
		583,230
Equity Real Estate Investment Trusts (REITs) — 0.8%
Welltower, Inc., 6.50%	7,780	424,010
Machinery — 0.8%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	4,045	476,703
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,454,434)		1,483,943
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 2A1, VRN, 3.60%, 3/1/18(8)	18,948	19,203
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-8, Class 2A1, VRN, 3.63%, 3/1/18(8)	4,281	4,184
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	54,684	54,964
Chase Mortgage Finance Trust Series 2007-A2, Class 6A2 SEQ, VRN, 3.56%, 3/1/18(8)	1,517	1,473
Citicorp Mortgage Securities, Inc. Series 2007-8, Class 1A3, 6.00%, 9/25/37	4,843	5,004
Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1, Class A5, VRN, 3.25%, 3/1/18(8)	20,603	20,435
Citigroup Mortgage Loan Trust, Inc. Series 2005-4, Class A, VRN, 3.55%, 3/1/18(8)	7,969	7,934
Citigroup Mortgage Loan Trust, Inc. Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	28,853	29,245
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates Series 2005-3, Class 1A1, VRN, 5.41%, 3/1/18(8)	8,531	8,143
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, VRN, 3.62%, 3/1/18(8)	28,206	28,869
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5, VRN, 3.52%, 3/1/18(8)	17,001	17,182
JPMorgan Mortgage Trust Series 2005-A4, Class 1A1, VRN, 3.54%, 3/1/18(8)	10,978	11,038
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1, VRN, 3.66%, 3/1/18(8)	7,515	7,527
JPMorgan Mortgage Trust Series 2005-A6, Class 7A1, VRN, 3.65%, 3/1/18(8)	5,490	5,374

JPMorgan Mortgage Trust Series 2005-S2, Class 3A1, VRN, 7.15%, 3/1/18(8)	522	545
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7, VRN, 3.47%, 3/1/18(8)	25,756	26,514
Sequoia Mortgage Trust Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 3/1/18(3)(8)	68,687	69,879
Thornburg Mortgage Securities Trust Series 2006-4, Class A2B, VRN, 3.35%, 3/26/18(8)	27,200	26,590
WaMu Mortgage Pass-Through Certificates Series 2005-AR3, Class A1, VRN, 3.34%, 3/1/18(8)	11,247	11,090
WaMu Mortgage Pass-Through Certificates Series 2005-AR7, Class A3, VRN, 3.27%, 3/1/18(8)	5,301	5,349
Wells Fargo Mortgage-Backed Securities Trust Series 2004-A, Class A1, VRN, 3.78%, 3/1/18(8)	11,664	12,079
Wells Fargo Mortgage-Backed Securities Trust Series 2004-Z, Class 2A2, VRN, 3.74%, 3/1/18(8)	13,149	13,423
Wells Fargo Mortgage-Backed Securities Trust Series 2005-17, Class 2A1, 5.50%, 1/25/36	81,136	81,070
Wells Fargo Mortgage-Backed Securities Trust Series 2005-18, Class 1A1, 5.50%, 1/25/36	17,953	17,888
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR4, Class 2A1, VRN, 3.73%, 3/1/18(8)	4,475	4,521
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR7, Class 1A1, VRN, 3.37%, 3/1/18(8)	5,225	5,269
Wells Fargo Mortgage-Backed Securities Trust Series 2006-4, Class 2A1, 6.00%, 4/25/36	14,087	14,037
Wells Fargo Mortgage-Backed Securities Trust Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	21,377	21,479
Wells Fargo Mortgage-Backed Securities Trust Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	12,330	12,451
Wells Fargo Mortgage-Backed Securities Trust Series 2006-8, Class A15, 6.00%, 7/25/36	82,865	83,675
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR1, Class 2A5 SEQ, VRN, 3.87%, 3/1/18(8)	6,599	6,457
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 1A1, VRN, 3.51%, 3/1/18(8)	3,928	3,842
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 4A1, VRN, 3.92%, 3/1/18(8)	24,184	24,512
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 3/1/18(8)	46,790	47,385
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR12, Class 1A1, VRN, 3.75%, 3/1/18(8)	25,136	25,169
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 2A1, VRN, 3.63%, 3/1/18(8)	14,585	14,425
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR16, Class A1, VRN, 3.72%, 3/1/18(8)	33,180	32,643
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR19, Class A1, VRN, 3.70%, 3/1/18(8)	37,580	35,247
Wells Fargo Mortgage-Backed Securities Trust Series 2007-11, Class A36, 6.00%, 8/25/37	20,544	20,190
Wells Fargo Mortgage-Backed Securities Trust Series 2007-15, Class A1, 6.00%, 11/25/37	10,094	10,059
Wells Fargo Mortgage-Backed Securities Trust Series 2007-4, Class A15, 6.00%, 4/25/37	9,012	9,174
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A1, 6.00%, 6/25/37	18,219	18,159
Wells Fargo Mortgage-Backed Securities Trust Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	31,944	31,957
Wells Fargo Mortgage-Backed Securities Trust Series 2007-8, Class 2A2, 6.00%, 7/25/37	49,811	50,282
		955,935
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC Series 2015-HQ2, Class M3, VRN, 4.87%, 3/26/18, resets monthly off the 1-month LIBOR plus 3.25%	50,000	56,646
FHLMC Series 2017-DNA2, Class M1, VRN, 2.82%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.20%	47,785	48,383
FNMA Series 2014-C02, Class 1M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	20,000	21,341
FNMA Series 2016-C03, Class 2M2, VRN, 7.52%, 3/26/18, resets monthly off the 1-month LIBOR plus 5.90%	5,000	5,939
FNMA Series 2016-C04, Class 1M1, VRN, 3.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.45%	16,608	16,755
FNMA Series 2016-C04, Class 1M2, VRN, 5.87%, 3/26/18, resets monthly off the 1-month LIBOR plus 4.25%	10,000	11,363
FNMA Series 2016-C05, Class 2M1, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	25,585	25,725
FNMA Series 2017-C05, Class 1M2, VRN, 3.82%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.20%	100,000	101,883
FNMA Series 2017-C06, Class 1M1, VRN, 2.37%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.75%	38,756	38,848
FNMA Series 2017-C06, Class 2M2, VRN, 4.42%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.80%	100,000	104,644
FNMA Series 2017-C07, Class 1M2, VRN, 4.02%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.40%	50,000	51,503
		483,030
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,412,239)		1,438,965
ASSET-BACKED SECURITIES(7) — 1.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A SEQ, 1.92%, 9/20/19(3)	50,000	49,923
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	15,000	15,000
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	25,005

BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	40,528	39,795
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	20,264	19,835
CBAM 2018-5 Ltd., Series 2018-5A, Class A, VRN, 3.32%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)(9)	25,000	25,000
CBAM 2018-5 Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)(9)	25,000	25,000
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.84%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	24,516	24,704
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 2.27%, 4/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)(9)	50,000	50,013
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	25,000	24,848
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(3)	50,000	49,627
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	75,000	74,859
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(3)	40,000	39,885
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	5,046	4,993
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	35,866	35,247
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	7,908	7,817
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 2.44%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.85%(3)	24,896	25,158
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 2.74%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.15%(3)	25,000	25,277
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.82%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	25,000	25,247
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 3/20/18(3)(8)	5,346	5,338
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	33,977	33,397
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(3)	5,663	5,581
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	46,706	45,574
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 2.99%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	14,985	15,136
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,941	24,578
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	25,000	24,577
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	5,474	5,422
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	5,267	5,231
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	11,674	11,583
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	14,243	14,224
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	3,870	3,825
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 4/12/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)(9)	50,000	50,000
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	9,375	9,047
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 3/1/18(3)(8)	100,000	97,988
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 3/1/18(3)(8)	72,131	71,295
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A, VRN, 2.09%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.50%(3)	50,000	50,197
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	30,651	30,141
TOTAL ASSET-BACKED SECURITIES (Cost $1,097,555)		1,090,367
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.2%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	24,713
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	50,000	49,764
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 3/1/18(8)	25,000	26,273
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 3/1/18(8)	10,000	10,275
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 3/1/18(8)	35,000	36,561
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 3/1/18(8)	15,000	15,331

Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/1/18(8)	25,000	24,649
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	24,629
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	24,843
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	25,000	24,894
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	24,904
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.67%, 11/15/50	25,000	24,834
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.29%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	50,000	50,162
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	14,814
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 3/1/18(8)	25,000	25,011
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	25,000	23,679
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 3/1/18(3)(8)	10,000	9,392
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 3/1/18(8)	25,000	25,262
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	19,927
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class B, VRN, 4.91%, 3/1/18(8)	25,000	26,386
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	24,227
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	24,062
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	25,000	24,548
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	50,000	48,796
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, SEQ, 3.19%, 7/15/50	25,000	24,400
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $673,118)		652,336
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI Emerging Markets ETF	820	39,376
iShares MSCI India ETF	6,220	213,471
iShares MSCI Thailand ETF	800	80,432
TOTAL EXCHANGE-TRADED FUNDS (Cost $324,565)		333,279
RIGHTS†
Multi-Utilities†
Enel Chile SA(2) (Cost $—)	41,663	2
TEMPORARY CASH INVESTMENTS — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,092,078	2,092,078
U.S. Treasury Bills, 1.30%, 5/3/18(10)(11)	50,000	49,867
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,141,967)		2,141,945
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $55,691,794)		57,012,205
OTHER ASSETS AND LIABILITIES†		22,764
TOTAL NET ASSETS — 100.0%		$57,034,969

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	62,419	USD	47,831	JPMorgan Chase Bank N.A.	3/21/18	$650
AUD	146,261	USD	112,248	JPMorgan Chase Bank N.A.	3/21/18	1,355
AUD	20,463	USD	15,746	JPMorgan Chase Bank N.A.	3/21/18	148
AUD	219,350	USD	171,571	JPMorgan Chase Bank N.A.	3/21/18	(1,199)
USD	267,300	AUD	354,941	JPMorgan Chase Bank N.A.	3/21/18	(8,388)
USD	4,224	AUD	5,401	JPMorgan Chase Bank N.A.	3/21/18	29

BRL	384,156	USD	119,790	Goldman Sachs & Co.	3/21/18	(1,716)
USD	255,941	BRL	831,270	Goldman Sachs & Co.	3/21/18	441
USD	1,848	BRL	6,085	Morgan Stanley	3/21/18	(22)
CHF	56,151	USD	57,204	UBS AG	3/21/18	2,353
CHF	4,955	USD	5,112	UBS AG	3/21/18	143
CHF	187,902	USD	202,765	UBS AG	3/21/18	(3,466)
CHF	3,356	USD	3,641	UBS AG	3/21/18	(81)
CHF	3,501	USD	3,622	Credit Suisse AG	3/29/18	94
CHF	5,928	USD	6,192	Credit Suisse AG	3/29/18	100
CHF	11,348	USD	12,163	Credit Suisse AG	3/29/18	(118)
CHF	4,395	USD	4,716	Credit Suisse AG	3/29/18	(51)
CHF	5,277	USD	5,700	Credit Suisse AG	3/29/18	(99)
CHF	12,323	USD	13,307	Credit Suisse AG	3/29/18	(226)
CHF	5,807	USD	6,225	Credit Suisse AG	3/29/18	(61)
CHF	7,695	USD	8,261	Credit Suisse AG	3/29/18	(93)
CHF	6,177	USD	6,569	Credit Suisse AG	3/29/18	(13)
CHF	5,309	USD	5,682	Credit Suisse AG	3/29/18	(47)
CHF	2,181	USD	2,353	Credit Suisse AG	3/29/18	(38)
CHF	4,367	USD	4,689	Credit Suisse AG	3/29/18	(54)
CHF	2,151	USD	2,300	Credit Suisse AG	3/29/18	(16)
USD	319,853	CHF	314,377	UBS AG	3/21/18	(13,592)
USD	90,833	CHF	89,213	UBS AG	3/21/18	(3,791)
USD	1,427	CHF	1,397	UBS AG	3/21/18	(55)
USD	23,624	CHF	23,190	UBS AG	3/21/18	(972)
USD	2,018	CHF	1,887	UBS AG	3/21/18	16
USD	133,655	CHF	131,286	Credit Suisse AG	3/29/18	(5,702)
USD	5,270	CHF	5,107	Credit Suisse AG	3/29/18	(151)
USD	4,082	CHF	3,900	Credit Suisse AG	3/29/18	(58)
USD	1,847	CHF	1,709	Credit Suisse AG	3/29/18	32
COP	414,732,117	USD	136,875	Goldman Sachs & Co.	3/21/18	7,787
USD	137,238	COP	414,732,117	Goldman Sachs & Co.	3/21/18	(7,424)
EUR	10,974	USD	13,012	JPMorgan Chase Bank N.A.	3/21/18	396
EUR	6,842	USD	8,168	JPMorgan Chase Bank N.A.	3/21/18	191
EUR	1,918	USD	2,392	JPMorgan Chase Bank N.A.	3/21/18	(49)
EUR	3,320	USD	3,970	UBS AG	3/29/18	89
EUR	4,513	USD	5,422	UBS AG	3/29/18	95
EUR	4,713	USD	5,790	UBS AG	3/29/18	(28)
EUR	3,974	USD	4,888	UBS AG	3/29/18	(30)
EUR	3,930	USD	4,926	UBS AG	3/29/18	(122)
EUR	5,019	USD	6,250	UBS AG	3/29/18	(114)
EUR	10,703	USD	13,412	UBS AG	3/29/18	(326)
EUR	5,100	USD	6,377	UBS AG	3/29/18	(142)
EUR	8,082	USD	10,052	UBS AG	3/29/18	(171)
EUR	8,262	USD	10,276	UBS AG	3/29/18	(175)
EUR	4,233	USD	5,208	UBS AG	3/29/18	(33)
EUR	4,692	USD	5,755	UBS AG	3/29/18	(19)
EUR	5,373	USD	6,689	UBS AG	3/29/18	(121)
EUR	3,496	USD	4,275	UBS AG	3/29/18	—
USD	69,129	EUR	58,192	JPMorgan Chase Bank N.A.	3/21/18	(1,966)
USD	255	EUR	215	JPMorgan Chase Bank N.A.	3/21/18	(7)
USD	3,110	EUR	2,615	JPMorgan Chase Bank N.A.	3/21/18	(85)
USD	209,371	EUR	176,735	UBS AG	3/29/18	(6,696)
USD	178,299	EUR	150,506	UBS AG	3/29/18	(5,702)

USD	12,046	EUR	10,100	UBS AG	3/29/18	(302)
USD	4,036	EUR	3,378	UBS AG	3/29/18	(94)
USD	15,221	EUR	12,708	UBS AG	3/29/18	(315)
USD	4,185	EUR	3,482	UBS AG	3/29/18	(72)
USD	9,994	EUR	8,025	UBS AG	3/29/18	183
USD	4,509	EUR	3,665	UBS AG	3/29/18	29
USD	5,270	EUR	4,284	UBS AG	3/29/18	32
USD	24,210	EUR	19,650	UBS AG	3/29/18	187
USD	5,930	EUR	4,793	UBS AG	3/29/18	70
USD	6,523	EUR	5,290	UBS AG	3/29/18	56
GBP	545	USD	735	Credit Suisse AG	3/21/18	16
GBP	985	USD	1,398	Morgan Stanley	3/29/18	(41)
GBP	1,529	USD	2,147	Morgan Stanley	3/29/18	(39)
GBP	1,180	USD	1,652	Morgan Stanley	3/29/18	(25)
GBP	1,132	USD	1,582	Morgan Stanley	3/29/18	(21)
USD	15,005	GBP	11,179	Credit Suisse AG	3/21/18	(398)
USD	52,079	GBP	38,892	Morgan Stanley	3/29/18	(1,531)
USD	1,489	GBP	1,109	Morgan Stanley	3/29/18	(39)
USD	1,459	GBP	1,075	Morgan Stanley	3/29/18	(22)
USD	1,399	GBP	1,004	Morgan Stanley	3/29/18	16
HUF	14,731,954	USD	56,351	JPMorgan Chase Bank N.A.	3/21/18	979
HUF	1,335,832	USD	5,194	JPMorgan Chase Bank N.A.	3/21/18	5
HUF	1,910,395	USD	7,605	JPMorgan Chase Bank N.A.	3/21/18	(170)
HUF	1,113,892	USD	4,467	JPMorgan Chase Bank N.A.	3/21/18	(132)
USD	278,074	HUF	73,628,418	JPMorgan Chase Bank N.A.	3/21/18	(8,453)
USD	95,559	HUF	25,383,890	JPMorgan Chase Bank N.A.	3/21/18	(3,223)
USD	1,511	HUF	399,518	JPMorgan Chase Bank N.A.	3/21/18	(44)
USD	19,758	HUF	5,132,596	JPMorgan Chase Bank N.A.	3/21/18	(216)
USD	2,784	HUF	706,050	JPMorgan Chase Bank N.A.	3/21/18	37
USD	2,038	HUF	514,344	JPMorgan Chase Bank N.A.	3/21/18	36
USD	4,500	HUF	1,144,271	JPMorgan Chase Bank N.A.	3/21/18	47
USD	4,891	HUF	1,258,660	JPMorgan Chase Bank N.A.	3/21/18	(7)
IDR	7,002,527,859	USD	512,818	Goldman Sachs & Co.	3/21/18	(5,471)
IDR	604,179,036	USD	44,282	Goldman Sachs & Co.	3/21/18	(508)
IDR	270,607,981	USD	19,832	Goldman Sachs & Co.	3/21/18	(226)
IDR	29,288,519	USD	2,156	Goldman Sachs & Co.	3/21/18	(34)
IDR	65,931,130	USD	4,812	Goldman Sachs & Co.	3/21/18	(36)
USD	236,694	IDR	3,242,706,849	Goldman Sachs & Co.	3/21/18	1,754
USD	172,230	ILS	588,046	Goldman Sachs & Co.	3/21/18	3,013
USD	2,398	ILS	8,336	Goldman Sachs & Co.	3/21/18	—
USD	1,633	ILS	5,710	Goldman Sachs & Co.	3/21/18	(10)
INR	1,768,730	USD	27,253	Goldman Sachs & Co.	3/21/18	(225)
INR	1,016,616	USD	15,743	Goldman Sachs & Co.	3/21/18	(208)
INR	6,608,512	USD	102,275	Goldman Sachs & Co.	3/21/18	(1,290)
USD	137,594	INR	8,964,934	Goldman Sachs & Co.	3/21/18	601
USD	5,852	INR	376,108	Goldman Sachs & Co.	3/21/18	104
USD	822	INR	52,816	Goldman Sachs & Co.	3/21/18	15
JPY	2,474,153	USD	21,969	Credit Suisse AG	3/22/18	1,253
JPY	56,379,557	USD	500,198	JPMorgan Chase Bank N.A.	3/22/18	28,964
JPY	564,009	USD	5,248	JPMorgan Chase Bank N.A.	3/22/18	45
JPY	401,399	USD	3,766	JPMorgan Chase Bank N.A.	3/22/18	2
JPY	69,235	USD	635	Credit Suisse AG	3/30/18	15
JPY	135,072	USD	1,240	Credit Suisse AG	3/30/18	29

JPY	158,568	USD	1,462	Credit Suisse AG	3/30/18	28
JPY	88,149	USD	827	Credit Suisse AG	3/30/18	1
JPY	132,995	USD	1,243	Credit Suisse AG	3/30/18	6
USD	201	JPY	22,582	Credit Suisse AG	3/22/18	(11)
USD	52,364	JPY	5,911,163	Credit Suisse AG	3/22/18	(3,116)
USD	2,940	JPY	311,271	Credit Suisse AG	3/22/18	19
USD	2,804	JPY	306,063	JPMorgan Chase Bank N.A.	3/22/18	(68)
USD	92,271	JPY	10,319,570	JPMorgan Chase Bank N.A.	3/22/18	(4,586)
USD	280	JPY	31,279	JPMorgan Chase Bank N.A.	3/22/18	(14)
USD	7,252	JPY	801,540	JPMorgan Chase Bank N.A.	3/22/18	(271)
USD	1,964	JPY	213,482	JPMorgan Chase Bank N.A.	3/22/18	(40)
USD	1,211	JPY	131,384	JPMorgan Chase Bank N.A.	3/22/18	(22)
USD	2,689	JPY	286,693	JPMorgan Chase Bank N.A.	3/22/18	(2)
USD	3,317	JPY	351,845	JPMorgan Chase Bank N.A.	3/22/18	14
USD	1,536	JPY	163,570	JPMorgan Chase Bank N.A.	3/22/18	1
USD	26,544	JPY	2,971,035	Credit Suisse AG	3/30/18	(1,360)
USD	612	JPY	68,924	Credit Suisse AG	3/30/18	(35)
USD	945	JPY	106,484	Credit Suisse AG	3/30/18	(55)
USD	640	JPY	70,084	Credit Suisse AG	3/30/18	(19)
USD	1,232	JPY	134,191	Credit Suisse AG	3/30/18	(29)
USD	731	JPY	78,499	Credit Suisse AG	3/30/18	(7)
KRW	4,807,710	USD	4,499	Goldman Sachs & Co.	3/21/18	(66)
USD	171,011	KRW	181,776,658	Goldman Sachs & Co.	3/21/18	3,398
USD	175,934	KRW	186,736,650	Goldman Sachs & Co.	3/21/18	3,747
USD	6,374	KRW	6,909,226	Goldman Sachs & Co.	3/21/18	3
USD	3,890	KRW	4,193,514	Goldman Sachs & Co.	3/21/18	23
MYR	822,368	USD	201,882	Goldman Sachs & Co.	3/21/18	7,451
MYR	648,165	USD	159,313	Goldman Sachs & Co.	3/21/18	5,677
MYR	86,478	USD	21,235	Goldman Sachs & Co.	3/21/18	778
MYR	661,102	USD	165,939	Goldman Sachs & Co.	3/21/18	2,344
MYR	6,786	USD	1,715	Goldman Sachs & Co.	3/21/18	12
MYR	14,343	USD	3,658	Goldman Sachs & Co.	3/21/18	(7)
USD	39,619	MYR	161,092	Goldman Sachs & Co.	3/21/18	(1,387)
USD	3,975	MYR	15,755	Goldman Sachs & Co.	3/21/18	(36)
USD	6,098	MYR	23,866	Goldman Sachs & Co.	3/21/18	23
USD	3,543	MYR	13,794	Goldman Sachs & Co.	3/21/18	32
USD	169,276	MYR	670,689	Goldman Sachs & Co.	3/21/18	(1,448)
NOK	1,910,984	USD	229,217	JPMorgan Chase Bank N.A.	3/21/18	12,914
NOK	1,567,224	USD	188,391	JPMorgan Chase Bank N.A.	3/21/18	10,184
NOK	2,282,276	USD	273,455	JPMorgan Chase Bank N.A.	3/21/18	15,720
NOK	291,058	USD	35,307	JPMorgan Chase Bank N.A.	3/21/18	1,571
NOK	81,320	USD	10,397	JPMorgan Chase Bank N.A.	3/21/18	(93)
NOK	51,577	USD	6,522	JPMorgan Chase Bank N.A.	3/21/18	13
NOK	26,228	USD	3,287	JPMorgan Chase Bank N.A.	3/21/18	36
NOK	20,915	USD	2,633	JPMorgan Chase Bank N.A.	3/21/18	17
NOK	17,555	USD	2,241	JPMorgan Chase Bank N.A.	3/21/18	(16)
NOK	40,188	USD	5,126	JPMorgan Chase Bank N.A.	3/21/18	(34)
NOK	47,095	USD	5,975	JPMorgan Chase Bank N.A.	3/21/18	(8)
USD	43,754	NOK	361,306	JPMorgan Chase Bank N.A.	3/21/18	(2,025)
USD	8,592	NOK	70,238	JPMorgan Chase Bank N.A.	3/21/18	(307)
USD	13,852	NOK	111,761	JPMorgan Chase Bank N.A.	3/21/18	(308)
USD	11,854	NOK	92,859	JPMorgan Chase Bank N.A.	3/21/18	88
USD	13,364	NOK	102,513	JPMorgan Chase Bank N.A.	3/21/18	375

USD	11,299	NOK	88,114	JPMorgan Chase Bank N.A.	3/21/18	134
USD	5,978	NOK	47,150	JPMorgan Chase Bank N.A.	3/21/18	4
NZD	21,323	USD	14,949	JPMorgan Chase Bank N.A.	3/21/18	426
NZD	2,403	USD	1,750	JPMorgan Chase Bank N.A.	3/21/18	(18)
NZD	143,239	USD	103,515	JPMorgan Chase Bank N.A.	3/21/18	(230)
NZD	1,819	USD	1,318	JPMorgan Chase Bank N.A.	3/21/18	(6)
NZD	4,201	USD	3,098	JPMorgan Chase Bank N.A.	3/21/18	(69)
USD	111,110	NZD	158,997	JPMorgan Chase Bank N.A.	3/21/18	(3,537)
USD	356	NZD	509	JPMorgan Chase Bank N.A.	3/21/18	(11)
USD	4,344	NZD	6,114	JPMorgan Chase Bank N.A.	3/21/18	(65)
USD	185,529	NZD	252,266	JPMorgan Chase Bank N.A.	3/21/18	3,628
USD	6,736	NZD	9,231	JPMorgan Chase Bank N.A.	3/21/18	79
USD	1,767	NZD	2,451	JPMorgan Chase Bank N.A.	3/21/18	—
USD	173,220	NZD	237,723	JPMorgan Chase Bank N.A.	3/21/18	1,806
USD	6,662	NZD	9,226	JPMorgan Chase Bank N.A.	3/21/18	9
PEN	551,082	USD	170,608	Goldman Sachs & Co.	3/21/18	(2,034)
PEN	1,012	USD	314	Goldman Sachs & Co.	3/21/18	(5)
USD	169,073	PEN	552,094	Goldman Sachs & Co.	3/21/18	189
PHP	5,474,903	USD	107,710	Goldman Sachs & Co.	3/21/18	(2,887)
PHP	8,881,149	USD	171,633	Goldman Sachs & Co.	3/21/18	(1,594)
USD	2,040	PHP	105,219	Goldman Sachs & Co.	3/21/18	25
USD	21,416	PHP	1,088,366	Goldman Sachs & Co.	3/21/18	578
USD	86,482	PHP	4,386,537	Goldman Sachs & Co.	3/21/18	2,497
USD	172,111	PHP	8,775,930	Goldman Sachs & Co.	3/21/18	4,086
PLN	17,291	USD	4,978	Goldman Sachs & Co.	3/21/18	76
PLN	10,454	USD	3,002	Goldman Sachs & Co.	3/21/18	53
PLN	12,222	USD	3,587	Goldman Sachs & Co.	3/21/18	(15)
PLN	11,849	USD	3,517	Goldman Sachs & Co.	3/21/18	(54)
PLN	4,520	USD	1,339	Goldman Sachs & Co.	3/21/18	(18)
PLN	19,614	USD	5,885	Goldman Sachs & Co.	3/21/18	(153)
USD	186,692	PLN	664,853	Goldman Sachs & Co.	3/21/18	(7,613)
USD	133,721	PLN	472,599	Goldman Sachs & Co.	3/21/18	(4,397)
USD	20,543	PLN	72,242	Goldman Sachs & Co.	3/21/18	(570)
USD	3,920	PLN	13,366	Goldman Sachs & Co.	3/21/18	14
USD	3,073	PLN	10,330	Goldman Sachs & Co.	3/21/18	55
USD	4,585	PLN	15,554	Goldman Sachs & Co.	3/21/18	39
USD	3,039	PLN	10,411	Goldman Sachs & Co.	3/21/18	(4)
RUB	11,017,079	USD	185,317	Goldman Sachs & Co.	3/21/18	9,894
RUB	365,701	USD	6,297	Goldman Sachs & Co.	3/21/18	183
RUB	81,544	USD	1,421	Goldman Sachs & Co.	3/21/18	24
RUB	197,506	USD	3,377	Goldman Sachs & Co.	3/21/18	122
USD	1,829	RUB	109,024	Goldman Sachs & Co.	3/21/18	(103)
USD	24,948	RUB	1,476,962	Goldman Sachs & Co.	3/21/18	(1,222)
USD	5,590	RUB	317,616	Goldman Sachs & Co.	3/21/18	(38)
SEK	567,326	USD	67,438	JPMorgan Chase Bank N.A.	3/21/18	1,119
USD	11,641	SEK	97,705	JPMorgan Chase Bank N.A.	3/21/18	(166)
USD	56,047	SEK	469,621	JPMorgan Chase Bank N.A.	3/21/18	(704)
THB	5,207,461	USD	160,873	Goldman Sachs & Co.	3/21/18	4,580
THB	14,817	USD	458	Goldman Sachs & Co.	3/21/18	13
THB	233,513	USD	7,276	Goldman Sachs & Co.	3/21/18	144
THB	11,078,607	USD	354,345	Goldman Sachs & Co.	3/21/18	(2,353)
THB	31,342	USD	1,003	Goldman Sachs & Co.	3/21/18	(7)
USD	371,095	THB	12,079,156	Goldman Sachs & Co.	3/21/18	(12,686)

USD	225,005	THB	7,336,287	Goldman Sachs & Co.	3/21/18	(8,085)
USD	28,138	THB	921,514	Goldman Sachs & Co.	3/21/18	(1,141)
TRY	715,540	USD	181,595	Goldman Sachs & Co.	3/21/18	5,523
TRY	29,154	USD	7,612	Goldman Sachs & Co.	3/21/18	12
TRY	8,308	USD	2,142	Goldman Sachs & Co.	3/21/18	30
USD	1,445	TRY	5,782	Goldman Sachs & Co.	3/21/18	(67)
USD	24,325	TRY	95,303	Goldman Sachs & Co.	3/21/18	(598)
USD	170,686	TRY	651,917	Goldman Sachs & Co.	3/21/18	205
TWD	4,166,526	USD	139,727	JPMorgan Chase Bank N.A.	3/21/18	2,516
TWD	153,665	USD	5,230	JPMorgan Chase Bank N.A.	3/21/18	16
USD	27,389	TWD	814,010	JPMorgan Chase Bank N.A.	3/21/18	(401)
USD	15,539	TWD	460,994	JPMorgan Chase Bank N.A.	3/21/18	(199)
USD	104,628	TWD	3,045,187	JPMorgan Chase Bank N.A.	3/21/18	666
						$1,836

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	June 2018	$100,000	$128,063	$(112)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$300,000	$22,759	$977	$23,736
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$100,000	2,275	(80)	2,195
					$25,034	$897	$25,931

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
H15T1Y		Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,022,336, which represented 5.3% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Equity-linked debt security. The aggregated value of these securities at the period end was $760,327, which represented 1.3% of total net assets.

(6)	Security is a zero-coupon bond.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(9)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(10)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $31,912.

(11)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	25,803,649	—	—
Common Stocks	11,965,638	2,762,153	—
Preferred Stocks	2,085,491	3,261,533	—
Corporate Bonds	—	2,383,143	—
Convertible Bonds	—	1,609,761	—
Convertible Preferred Stocks	—	1,483,943	—
Collateralized Mortgage Obligations	—	1,438,965	—
Asset-Backed Securities	—	1,090,367	—
Commercial Mortgage-Backed Securities	—	652,336	—
Exchange-Traded Funds	333,279	—	—
Rights	—	2	—
Temporary Cash Investments	2,092,078	49,867	—
	42,280,135	14,732,070	—
Other Financial Instruments
Swap Agreements	—	25,931	—
Forward Foreign Currency Exchange Contracts	—	154,627	—
	—	180,558	—

Liabilities
Other Financial Instruments
Futures Contracts	112	—	—
Forward Foreign Currency Exchange Contracts	—	152,791	—
	112	152,791	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended February 28, 2018 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)

Emerging Markets Debt R6 Class	$4,893	$1,820	$639	$(122)	$5,952	582	$18	$52
High-Yield R6 Class	12,076	913	12,695	(294)	—	—	359	82
International Value R6 Class	7,779	847	1,810	(88)	6,728	757	28	144
NT High Income Fund G Class	—	12,828	20	(216)	12,592	1,276	—	91
Utilities Investor Class	591	76	48	(87)	532	33	(1)	28
	$25,339	$16,484	$15,212	$(807)	$25,804	2,648	$404	$397

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
February 28, 2018

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 77.9%
Aerospace and Defense — 1.5%
AAR Corp.	3,432	146,135
Astronics Corp.(1)	13	501
Boeing Co. (The)	18,058	6,540,788
Bombardier, Inc., B Shares(1)	238,770	755,460
Curtiss-Wright Corp.	4,227	570,560
Esterline Technologies Corp.(1)	1,137	84,024
General Dynamics Corp.	7,542	1,677,718
Hexcel Corp.	2,122	142,768
KLX, Inc.(1)	1,989	134,616
Kratos Defense & Security Solutions, Inc.(1)	10,779	129,887
L3 Technologies, Inc.	3,656	758,803
Lockheed Martin Corp.	4,802	1,692,417
Mercury Systems, Inc.(1)	2,466	113,362
Textron, Inc.	20,314	1,215,793
United Technologies Corp.	1,600	215,584
		14,178,416
Air Freight and Logistics — 0.3%
Royal Mail plc	43,570	335,426
United Parcel Service, Inc., Class B	5,900	616,019
XPO Logistics, Inc.(1)	19,685	1,937,595
		2,889,040
Airlines — 0.6%
Air France-KLM(1)	13,658	161,241
Alaska Air Group, Inc.	5,443	351,074
Delta Air Lines, Inc.	31,093	1,675,913
Deutsche Lufthansa AG	15,764	530,026
InterGlobe Aviation Ltd.	14,991	306,438
International Consolidated Airlines Group SA	18,566	156,279
Qantas Airways Ltd.	50,147	227,802
Ryanair Holdings plc ADR(1)	9,194	1,114,864
Southwest Airlines Co.	13,875	802,530
Wizz Air Holdings plc(1)	1,960	97,103
		5,423,270
Auto Components — 0.6%
Aptiv plc	9,594	876,220
Balkrishna Industries Ltd.	10,118	168,073
BorgWarner, Inc.	20,022	982,680
Delphi Technologies plc	7,039	336,112
Dometic Group AB	21,990	226,112
Hota Industrial Manufacturing Co. Ltd.	123,851	541,734
Ichikoh Industries Ltd.	26,500	274,749
Mando Corp.	1,496	356,119
Motherson Sumi Systems Ltd.	58,035	291,948

NHK Spring Co. Ltd.	7,300	76,537
Schaeffler AG Preference Shares	14,668	238,673
Stoneridge, Inc.(1)	169	3,677
Toyota Boshoku Corp.	12,400	263,894
TS Tech Co. Ltd.	9,900	400,946
Valeo SA	9,566	618,978
		5,656,452
Automobiles — 0.7%
Brilliance China Automotive Holdings Ltd.	324,000	868,067
Daimler AG	2,174	186,281
Fiat Chrysler Automobiles NV	22,817	484,443
Geely Automobile Holdings Ltd.	260,000	835,443
Honda Motor Co. Ltd.	6,100	219,887
Honda Motor Co. Ltd. ADR	37,383	1,349,152
Maruti Suzuki India Ltd.	666	89,845
Peugeot SA	4,768	107,322
Subaru Corp.	8,100	285,551
Suzuki Motor Corp.	8,500	485,832
Tofas Turk Otomobil Fabrikasi AS	54,411	433,891
Toyota Motor Corp.	15,000	1,010,465
		6,356,179
Banks — 6.8%
ABN AMRO Group NV CVA	1,360	42,377
Ameris Bancorp	2,261	120,172
Australia & New Zealand Banking Group Ltd.	43,452	973,972
Banco Bilbao Vizcaya Argentaria SA	46,490	388,343
Banco Comercial Portugues SA, R Shares(1)	302,100	107,828
Banco do Brasil SA	102,100	1,311,901
Banco Santander Brasil SA ADR	6,880	77,606
Banco Santander SA	79,783	547,192
Bank Mandiri Persero Tbk PT	1,440,100	866,275
Bank Negara Indonesia Persero Tbk PT	64,200	45,168
Bank of America Corp.	175,130	5,621,673
Bank of Hawaii Corp.	6,173	506,248
Bank of Ireland Group plc(1)	28,473	266,788
Bank of Kyoto Ltd. (The)	1,800	99,779
Bank of the Ozarks, Inc.	4,395	219,267
Bank Rakyat Indonesia (Persero) Tbk PT	1,849,400	506,113
BankUnited, Inc.	5,320	213,970
BB&T Corp.	56,501	3,070,829
Bendigo and Adelaide Bank Ltd.	11,444	100,093
BNP Paribas SA	24,880	1,967,242
BOC Hong Kong Holdings Ltd.	11,500	57,746
Boston Private Financial Holdings, Inc.	6,221	90,827
CaixaBank SA	84,610	411,099
Canadian Western Bank	5,870	173,511
Capitec Bank Holdings Ltd.	5,234	365,270
Cathay General Bancorp	1,637	67,215
Chiba Bank Ltd. (The)	62,000	510,024

China Construction Bank Corp., H Shares	626,000	643,808
CIMB Group Holdings Bhd	114,900	209,477
Citigroup, Inc.	2,530	190,990
Comerica, Inc.	1,628	158,274
Commerce Bancshares, Inc.	9,103	525,880
Commercial International Bank Egypt S.A.E.	49,996	218,556
Commercial International Bank Egypt S.A.E. GDR	11,185	50,717
Commonwealth Bank of Australia	6,018	355,501
Credicorp Ltd.	4,007	867,315
Erste Group Bank AG	28,695	1,457,376
FCB Financial Holdings, Inc., Class A(1)	2,642	141,743
FinecoBank Banca Fineco SpA	5,620	68,980
First Hawaiian, Inc.	5,633	156,541
FNB Corp.	13,324	186,802
Grupo Financiero Banorte SAB de CV, Class O	98,060	587,872
Hana Financial Group, Inc.	14,241	640,734
HDFC Bank Ltd.	50,524	1,473,684
Heritage Financial Corp.	2,289	68,098
Home BancShares, Inc.	6,561	150,837
HSBC Holdings plc (Hong Kong)	84,800	839,580
HSBC Holdings plc (London)	172,057	1,693,807
Industrial & Commercial Bank of China Ltd., H Shares	2,107,770	1,799,295
ING Groep NV	52,852	926,570
Itau Unibanco Holding SA ADR	41,470	645,688
Itau Unibanco Holding SA Preference Shares	34,500	541,476
JPMorgan Chase & Co.	43,217	4,991,563
Kasikornbank PCL	40,100	295,448
Kasikornbank PCL NVDR	52,900	389,639
KBC Group NV	19,813	1,863,393
LegacyTexas Financial Group, Inc.	3,781	158,386
Lloyds Banking Group plc	218,141	206,086
M&T Bank Corp.	10,202	1,936,748
Mitsubishi UFJ Financial Group, Inc.	97,200	686,411
Mizuho Financial Group, Inc.	127,800	237,252
Moneta Money Bank AS	59,118	237,814
OTP Bank plc	17,484	778,026
Oversea-Chinese Banking Corp. Ltd.	55,700	543,998
PNC Financial Services Group, Inc. (The)	12,692	2,001,021
Popular, Inc.	1,751	73,560
Sberbank of Russia PJSC ADR (London)	61,472	1,245,849
Shizuoka Bank Ltd. (The)	31,000	312,073
Societe Generale SA	3,606	206,749
Southside Bancshares, Inc.	971	32,431
Sumitomo Mitsui Financial Group, Inc.	6,200	268,816
SunTrust Banks, Inc.	27,524	1,922,276
SVB Financial Group(1)	3,052	759,887
Texas Capital Bancshares, Inc.(1)	747	67,379
U.S. Bancorp	70,594	3,837,490
UMB Financial Corp.	5,347	390,331

UniCredit SpA(1)	52,999	1,121,775
Unione di Banche Italiane SpA	19,770	95,100
United Overseas Bank Ltd.	24,700	516,892
Valley National Bancorp	19,154	238,850
Wells Fargo & Co.	58,907	3,440,758
Westamerica Bancorporation	9,147	524,032
Westpac Banking Corp.	7,802	185,202
Wintrust Financial Corp.	1,394	117,807
Yes Bank Ltd.	32,639	160,119
Zions Bancorporation	17,314	951,751
		64,123,041
Beverages — 1.5%
Ambev SA ADR	92,195	622,316
Brown-Forman Corp., Class B	10,531	734,959
China Resources Beer Holdings Co. Ltd.	300,000	1,153,633
Coca-Cola Bottlers Japan Holdings, Inc.	17,500	662,761
Coca-Cola Co. (The)	2,182	94,306
Coca-Cola HBC AG	16,620	543,822
Constellation Brands, Inc., Class A	2,695	580,719
Diageo plc	39,070	1,324,164
Dr Pepper Snapple Group, Inc.	3,656	425,010
Fevertree Drinks plc	4,710	160,568
Heineken NV	7,691	799,867
Kirin Holdings Co. Ltd.	6,400	164,982
MGP Ingredients, Inc.	697	58,492
Molson Coors Brewing Co., Class B	4,788	365,085
Monster Beverage Corp.(1)	23,867	1,512,452
PepsiCo, Inc.	25,385	2,785,496
Treasury Wine Estates Ltd.	134,464	1,815,889
		13,804,521
Biotechnology — 1.9%
AbbVie, Inc.	23,408	2,711,349
Acceleron Pharma, Inc.(1)	670	28,093
Adamas Pharmaceuticals, Inc.(1)	1,048	25,624
Aimmune Therapeutics, Inc.(1)	1,685	54,762
Alder Biopharmaceuticals, Inc.(1)	1,547	21,503
Alexion Pharmaceuticals, Inc.(1)	6,574	772,116
Amgen, Inc.	19,154	3,519,931
Amicus Therapeutics, Inc.(1)	1,642	22,594
AnaptysBio, Inc.(1)	320	39,283
Arena Pharmaceuticals, Inc.(1)	1,350	52,339
Array BioPharma, Inc.(1)	13,003	225,212
Avexis, Inc.(1)	261	32,294
Biogen, Inc.(1)	10,503	3,035,262
Biohaven Pharmaceutical Holding Co. Ltd.(1)	868	29,417
BioMarin Pharmaceutical, Inc.(1)	8,503	690,188
Celgene Corp.(1)	15,209	1,325,008
Clovis Oncology, Inc.(1)	938	54,470
CSL Ltd.	11,910	1,497,511

Esperion Therapeutics, Inc.(1)	416	33,451
Exact Sciences Corp.(1)	1,479	65,978
Exelixis, Inc.(1)	13,235	341,463
FibroGen, Inc.(1)	1,179	64,963
Flexion Therapeutics, Inc.(1)	1,825	46,282
Galapagos NV(1)	1,235	129,518
Gilead Sciences, Inc.	10,895	857,763
Incyte Corp.(1)	4,081	347,538
Ligand Pharmaceuticals, Inc.(1)	308	46,782
Medy-Tox, Inc.	588	326,189
Neurocrine Biosciences, Inc.(1)	4,873	411,427
PeptiDream, Inc.(1)	3,200	145,853
Portola Pharmaceuticals, Inc.(1)	1,041	44,055
Prothena Corp. plc(1)	482	16,239
Puma Biotechnology, Inc.(1)	639	41,759
Regeneron Pharmaceuticals, Inc.(1)	821	263,081
Sage Therapeutics, Inc.(1)	531	85,682
Sarepta Therapeutics, Inc.(1)	891	55,928
Seegene, Inc.(1)	11,661	366,887
Ultragenyx Pharmaceutical, Inc.(1)	526	25,148
		17,852,942
Building Products — 0.7%
Allegion plc	6,832	574,640
Apogee Enterprises, Inc.	1,867	80,542
CSW Industrials, Inc.(1)	3,986	182,758
Daikin Industries Ltd.	6,300	740,683
Fortune Brands Home & Security, Inc.	5,735	347,885
Gibraltar Industries, Inc.(1)	2,189	75,958
Johnson Controls International plc	75,047	2,766,983
Lennox International, Inc.	2,560	523,853
Masonite International Corp.(1)	808	49,329
Nichias Corp.	8,000	105,417
Owens Corning	12,071	981,372
PGT Innovations, Inc.(1)	2,761	48,318
Sanwa Holdings Corp.	19,500	270,764
		6,748,502
Capital Markets — 2.5%
3i Group plc	44,315	570,818
Affiliated Managers Group, Inc.	2,910	551,038
Ameriprise Financial, Inc.	7,702	1,204,901
Ares Management LP	4,141	101,040
AURELIUS Equity Opportunities SE & Co. KGaA	1,460	107,210
Bank of New York Mellon Corp. (The)	31,300	1,785,039
Blackstone Group LP (The)	10,142	344,828
Brookfield Asset Management, Inc., Class A	5,845	226,612
Burford Capital Ltd.	15,140	217,444
Cboe Global Markets, Inc.	8,573	960,262
Charles Schwab Corp. (The)	23,163	1,228,102
China Huarong Asset Management Co. Ltd., H Shares	261,000	117,287

Credit Suisse Group AG	47,724	876,076
Deutsche Boerse AG	6,310	840,142
Donnelley Financial Solutions, Inc.(1)	3,816	66,055
Euronext NV	2,720	189,427
Evercore, Inc., Class A	10,438	971,256
FactSet Research Systems, Inc.	1,563	317,570
GAM Holding AG	11,130	201,319
Hamilton Lane, Inc., Class A	2,238	78,196
Intermediate Capital Group plc	18,400	266,157
Invesco Ltd.	71,790	2,336,047
Investec plc	15,510	134,681
Julius Baer Group Ltd.	16,050	1,037,938
London Stock Exchange Group plc	25,570	1,414,924
MSCI, Inc.	2,035	287,993
Nasdaq, Inc.	13,340	1,077,205
Northern Trust Corp.	12,365	1,309,082
Partners Group Holding AG	110	79,371
S&P Global, Inc.	14,587	2,797,786
Sanne Group plc	16,870	149,551
SEI Investments Co.	16,892	1,230,244
T. Rowe Price Group, Inc.	2,064	230,962
UBS Group AG	3,539	67,097
		23,373,660
Chemicals — 1.7%
A. Schulman, Inc.	1,591	69,765
Air Products & Chemicals, Inc.	9,076	1,459,330
Arkema SA	6,440	841,475
BASF SE	3,161	331,876
Cabot Corp.	4,257	256,186
Chr Hansen Holding A/S	10,230	850,646
Covestro AG	3,658	414,336
DowDuPont, Inc.	12,000	843,600
Eastman Chemical Co.	8,555	864,739
Ferro Corp.(1)	2,833	60,598
FMC Corp.	21,076	1,654,044
Frutarom Industries Ltd.	2,410	219,987
Hitachi Chemical Co. Ltd.	2,500	55,728
Huntsman Corp.	13,663	440,905
Ingevity Corp.(1)	1,730	129,594
Innophos Holdings, Inc.	3,647	151,569
Innospec, Inc.	1,449	94,113
KMG Chemicals, Inc.	1,716	102,909
LyondellBasell Industries NV, Class A	10,036	1,086,096
Mexichem SAB de CV	160,259	447,860
Minerals Technologies, Inc.	2,570	176,559
Mitsubishi Chemical Holdings Corp.	37,500	380,282
Monsanto Co.	2,761	340,625
PolyOne Corp.	1,466	60,560
PPG Industries, Inc.	13,261	1,491,067

Scotts Miracle-Gro Co. (The)	3,496	314,081
Sociedad Quimica y Minera de Chile SA ADR	4,675	233,283
Stepan Co.	937	75,054
Tokai Carbon Co. Ltd.	8,600	148,475
Tosoh Corp.	16,800	350,586
Umicore SA	12,950	731,476
Valvoline, Inc.	17,618	403,628
Wacker Chemie AG	1,089	185,760
WR Grace & Co.	8,725	577,420
		15,844,212
Commercial Services and Supplies — 0.2%
Brink's Co. (The)	9,341	686,563
Ceco Environmental Corp.	4,991	20,513
Deluxe Corp.	1,107	78,597
G4S plc	23,369	83,863
InnerWorkings, Inc.(1)	11,051	102,001
LSC Communications, Inc.	2,406	35,031
McGrath RentCorp	563	28,499
MSA Safety, Inc.	1,044	84,178
Republic Services, Inc.	5,309	356,659
		1,475,904
Communications Equipment — 0.9%
ARRIS International plc(1)	757	19,303
Cisco Systems, Inc.	100,295	4,491,210
CommScope Holding Co., Inc.(1)	11,796	456,623
Lumentum Holdings, Inc.(1)	406	24,766
Palo Alto Networks, Inc.(1)	20,469	3,548,711
		8,540,613
Construction and Engineering — 0.3%
CIMIC Group Ltd.	5,062	182,472
Dycom Industries, Inc.(1)	2,052	224,160
Granite Construction, Inc.	1,686	97,957
Jacobs Engineering Group, Inc.	5,413	330,518
Kajima Corp.	47,000	446,823
Larsen & Toubro Ltd.	15,754	317,381
Maeda Corp.	11,000	131,589
NCC AB, B Shares	9,005	171,197
Nishimatsu Construction Co. Ltd.	7,500	188,218
Peab AB	10,517	96,402
Penta-Ocean Construction Co. Ltd.	35,200	253,357
SHO-BOND Holdings Co. Ltd.	2,400	172,015
Taisei Corp.	9,600	486,706
Valmont Industries, Inc.	181	26,625
		3,125,420
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., H Shares	112,500	597,151
CRH plc	20,180	665,473
HeidelbergCement AG	9,850	993,393
Summit Materials, Inc., Class A(1)	4,943	156,347

Vulcan Materials Co.	5,327	627,148
		3,039,512
Consumer Finance — 0.2%
Aiful Corp.(1)	28,200	95,377
American Express Co.	11,052	1,077,681
Bharat Financial Inclusion Ltd.(1)	17,031	265,286
Green Dot Corp., Class A(1)	1,896	123,486
Srisawad Corp. PCL	177,495	345,352
		1,907,182
Containers and Packaging — 0.6%
Ball Corp.	16,368	653,902
Bemis Co., Inc.	11,072	488,164
Graphic Packaging Holding Co.	61,680	944,321
Packaging Corp. of America	6,520	777,184
Sealed Air Corp.	10,141	429,674
Silgan Holdings, Inc.	8,584	244,215
Sonoco Products Co.	10,414	499,560
WestRock Co.	22,031	1,448,758
		5,485,778
Distributors — 0.1%
Genuine Parts Co.	3,189	292,878
LKQ Corp.(1)	15,469	610,716
Pool Corp.	553	76,330
		979,924
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	945	90,314
Chegg, Inc.(1)	5,659	112,671
Grand Canyon Education, Inc.(1)	4,284	420,475
H&R Block, Inc.	32,326	818,817
New Oriental Education & Technology Group, Inc. ADR	9,100	831,649
TAL Education Group ADR	35,708	1,348,334
		3,622,260
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,358	1,110,177
Compass Diversified Holdings	14,978	250,133
EXOR NV	1,748	126,681
Leucadia National Corp.	6,677	160,181
ORIX Corp.	19,300	341,434
Standard Life Aberdeen plc	53,174	267,968
		2,256,574
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	7,226	262,304
BT Group plc	16,594	54,686
Cellnex Telecom SA	17,397	446,315
Deutsche Telekom AG	12,023	194,407
Masmovil Ibercom SA(1)	1,555	220,350
Nippon Telegraph & Telephone Corp.	10,800	500,175
Orange SA	19,061	322,695
PCCW Ltd.	331,000	188,005

Swisscom AG	1,132	611,150
TDC A/S	8,954	72,802
Telefonica SA	65,373	636,207
Telekomunikasi Indonesia Persero Tbk PT	954,400	277,127
Telenor ASA	16,457	369,878
Verizon Communications, Inc.	51,289	2,448,537
		6,604,638
Electric Utilities — 0.5%
Edison International	13,486	817,117
EDP - Energias de Portugal SA	29,155	97,589
Enel SpA	25,133	145,832
Eversource Energy	12,275	699,675
Kansai Electric Power Co., Inc. (The)	19,000	231,113
Pinnacle West Capital Corp.	4,652	358,018
Portland General Electric Co.	10,478	416,291
PPL Corp.	10,170	291,370
Tata Power Co. Ltd. (The)	84,922	109,611
Xcel Energy, Inc.	35,225	1,524,538
		4,691,154
Electrical Equipment — 0.7%
ABB Ltd.	36,700	888,765
AMETEK, Inc.	7,691	582,516
AZZ, Inc.	2,174	88,808
Eaton Corp. plc	15,368	1,240,197
Emerson Electric Co.	26,561	1,887,425
Hubbell, Inc.	6,096	798,881
Melrose Industries plc	33,886	105,844
OSRAM Licht AG	4,920	390,430
Rockwell Automation, Inc.	4,236	765,869
Sensata Technologies Holding NV(1)	4,571	241,623
Thermon Group Holdings, Inc.(1)	873	19,049
		7,009,407
Electronic Equipment, Instruments and Components — 1.3%
AAC Technologies Holdings, Inc.	23,500	464,742
Anritsu Corp.	13,700	181,216
Avnet, Inc.	3,410	145,607
Belden, Inc.	1,714	124,659
CDW Corp.	19,198	1,400,110
Chroma ATE, Inc.	34,000	182,595
Coherent, Inc.(1)	510	106,672
Dolby Laboratories, Inc., Class A	14,742	951,596
Flex Ltd.(1)	40,214	727,873
Hexagon AB, B Shares	15,710	915,587
Hosiden Corp.	12,800	186,669
Jabil, Inc.	9,313	252,289
Keyence Corp.	1,800	1,088,652
Keysight Technologies, Inc.(1)	13,851	651,135
National Instruments Corp.	20,194	1,021,009
Nippon Electric Glass Co. Ltd.	5,900	177,635

Omron Corp.	1,000	58,804
OSI Systems, Inc.(1)	1,327	83,787
Sunny Optical Technology Group Co. Ltd.	32,700	542,936
SYNNEX Corp.	589	72,830
TE Connectivity Ltd.	13,095	1,349,964
Tech Data Corp.(1)	287	29,659
Topcon Corp.	4,721	104,763
Trimble, Inc.(1)	16,283	617,614
TTM Technologies, Inc.(1)	2,900	46,864
Venture Corp. Ltd.	15,500	319,756
VeriFone Systems, Inc.(1)	4,609	76,509
		11,881,532
Energy Equipment and Services — 0.9%
Baker Hughes a GE Co.	58,850	1,553,640
Basic Energy Services, Inc.(1)	967	15,646
Borr Drilling Ltd.(1)	30,593	129,483
Cactus, Inc.(1)	1,139	28,031
Dril-Quip, Inc.(1)	1,292	58,205
FTS International, Inc.(1)	1,326	26,944
Halliburton Co.	52,904	2,455,804
Helix Energy Solutions Group, Inc.(1)	1,277	7,611
Helmerich & Payne, Inc.	2,246	144,979
Keane Group, Inc.(1)	579	9,004
Liberty Oilfield Services, Inc., Class A(1)	466	8,663
National Oilwell Varco, Inc.	18,483	648,569
Petroleum Geo-Services ASA(1)	28,780	91,692
Schlumberger Ltd.	44,680	2,932,795
Trican Well Service Ltd.(1)	79,860	196,040
		8,307,106
Equity Real Estate Investment Trusts (REITs) — 2.9%
Agree Realty Corp.	3,756	176,908
Alexandria Real Estate Equities, Inc.	5,865	711,483
Allied Properties Real Estate Investment Trust	9,582	309,593
American Tower Corp.	3,752	522,766
Apple Hospitality REIT, Inc.	3,303	56,118
Armada Hoffler Properties, Inc.	1,089	14,244
Boston Properties, Inc.	3,180	378,007
Camden Property Trust	5,661	451,238
CapitaLand Commercial Trust	113,600	148,011
CareTrust REIT, Inc.	2,714	35,960
Charter Hall Group	62,030	279,573
Community Healthcare Trust, Inc.	2,016	47,457
CubeSmart	7,903	211,879
CyrusOne, Inc.	10,673	532,583
Daiwa House REIT Investment Corp.	121	291,994
Dexus	18,175	130,429
Duke Realty Corp.	11,634	288,174
Empire State Realty Trust, Inc., Class A	8,346	140,714
EPR Properties	451	25,991

Equinix, Inc.	1,371	537,569
Equity Residential	12,652	711,422
Essex Property Trust, Inc.	1,945	435,349
Extra Space Storage, Inc.	5,178	440,389
First Industrial Realty Trust, Inc.	970	27,189
Gecina SA	4,887	854,946
GGP, Inc.	14,334	303,451
GLP J-REIT	322	338,947
Goodman Group	74,277	470,989
Healthcare Realty Trust, Inc.	13,778	365,806
Hispania Activos Inmobiliarios SOCIMI SA	9,473	188,033
Host Hotels & Resorts, Inc.	9,942	184,524
Inmobiliaria Colonial Socimi SA	21,725	229,286
Invitation Homes, Inc.	23,202	504,643
Japan Hotel REIT Investment Corp.	688	502,493
Kite Realty Group Trust	7,546	114,246
Lexington Realty Trust	3,383	26,929
Link REIT	53,500	455,922
MedEquities Realty Trust, Inc.	6,737	65,147
Medical Properties Trust, Inc.	4,356	53,405
MGM Growth Properties LLC, Class A	11,196	293,895
Orix JREIT, Inc.	209	318,438
Paramount Group, Inc.	930	12,973
Piedmont Office Realty Trust, Inc., Class A	26,461	475,240
PotlatchDeltic Corp.	23,823	1,218,546
Prologis, Inc.	24,831	1,506,745
QTS Realty Trust, Inc., Class A	1,395	45,017
Rayonier, Inc.	16,172	549,686
Regency Centers Corp.	4,437	257,834
Retail Properties of America, Inc., Class A	10,352	123,810
RLJ Lodging Trust	1,328	26,308
Sabra Health Care REIT, Inc.	3,230	54,522
Safestore Holdings plc	52,741	358,566
SBA Communications Corp.(1)	22,839	3,591,890
Scentre Group	155,676	461,798
Segro plc	116,991	915,642
Simon Property Group, Inc.	6,381	979,547
STORE Capital Corp.	9,079	216,443
Summit Hotel Properties, Inc.	1,951	25,695
Sun Communities, Inc.	7,588	664,405
Sunstone Hotel Investors, Inc.	8,235	118,831
Taubman Centers, Inc.	1,030	60,214
UNITE Group plc (The)	40,208	420,901
Urstadt Biddle Properties, Inc., Class A	954	16,714
Weingarten Realty Investors	1,368	37,114
Weyerhaeuser Co.	76,240	2,670,687
WP Carey, Inc.	4,506	270,000
		27,255,268

Food and Staples Retailing — 1.2%
BIM Birlesik Magazalar AS	28,960	571,612
Casino Guichard Perrachon SA	3,128	169,812
Costco Wholesale Corp.	2,030	387,527
CP ALL PCL	531,700	1,412,267
CVS Health Corp.	7,510	508,652
Distribuidora Internacional de Alimentacion SA	28,196	134,217
Future Retail Ltd.(1)	38,879	306,921
Jeronimo Martins SGPS SA	34,850	722,598
Lawson, Inc.	6,700	437,098
METRO AG	12,438	243,403
President Chain Store Corp.	35,000	347,661
Sysco Corp.	28,091	1,675,628
United Natural Foods, Inc.(1)	2,259	96,392
US Foods Holding Corp.(1)	4,814	160,739
Walgreens Boots Alliance, Inc.	20,997	1,446,483
Walmart, Inc.	23,475	2,112,985
Wesfarmers Ltd.	5,119	163,450
X5 Retail Group NV GDR(1)	14,214	507,416
		11,404,861
Food Products — 1.4%
a2 Milk Co. Ltd.(1)	32,620	307,395
Associated British Foods plc	13,340	481,205
Conagra Brands, Inc.	82,660	2,986,506
Danone SA	16,280	1,298,888
General Mills, Inc.	23,823	1,204,253
Hain Celestial Group, Inc. (The)(1)	1,408	48,970
Hershey Co. (The)	13,035	1,280,819
Hormel Foods Corp.	6,384	207,225
Hostess Brands, Inc.(1)	5,175	63,342
Indofood Sukses Makmur Tbk PT	532,900	292,636
J.M. Smucker Co. (The)	3,898	492,317
John B Sanfilippo & Son, Inc.	911	52,601
Kellogg Co.	10,885	720,587
Mondelez International, Inc., Class A	57,040	2,504,056
Nestle SA	5,405	430,239
Orkla ASA	52,597	575,401
Premium Brands Holdings Corp.	2,520	203,415
Sanderson Farms, Inc.	1,241	152,829
TreeHouse Foods, Inc.(1)	3,586	136,340
WH Group Ltd.	70,000	86,159
		13,525,183
Gas Utilities — 0.2%
Atmos Energy Corp.	3,046	245,172
China Gas Holdings Ltd.	242,800	751,237
GAIL India Ltd.	18,196	127,305
Rubis SCA	2,790	199,174
Spire, Inc.	5,025	340,695
		1,663,583

Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	7,680	463,334
ABIOMED, Inc.(1)	2,038	546,551
Align Technology, Inc.(1)	4,053	1,063,994
Analogic Corp.	359	29,976
Atrion Corp.	23	13,545
BioMerieux	690	52,923
Boston Scientific Corp.(1)	28,286	771,076
Cooper Cos., Inc. (The)	4,038	930,840
Edwards Lifesciences Corp.(1)	24,528	3,278,658
Hill-Rom Holdings, Inc.	10,440	873,410
IDEXX Laboratories, Inc.(1)	2,268	424,638
Insulet Corp.(1)	1,859	139,592
Intuitive Surgical, Inc.(1)	6,477	2,762,117
Koninklijke Philips NV	2,545	97,317
LivaNova plc(1)	3,040	272,810
Masimo Corp.(1)	7,509	657,263
Medtronic plc	27,790	2,220,143
Merit Medical Systems, Inc.(1)	2,559	116,434
Nevro Corp.(1)	1,385	112,351
Penumbra, Inc.(1)	3,036	328,495
STERIS plc	5,148	470,012
Sysmex Corp.	10,900	902,716
Teleflex, Inc.	5,858	1,463,504
Varian Medical Systems, Inc.(1)	7,308	872,137
Zimmer Biomet Holdings, Inc.	31,439	3,654,784
		22,518,620
Health Care Providers and Services — 1.6%
Amedisys, Inc.(1)	16,140	955,649
Cardinal Health, Inc.	9,579	662,963
Cigna Corp.	3,201	627,044
CVS Group plc	7,120	104,391
Envision Healthcare Corp.(1)	2,244	86,394
Express Scripts Holding Co.(1)	5,734	432,630
Fresenius Medical Care AG & Co. KGaA	6,150	653,212
HCA Healthcare, Inc.	15,406	1,529,045
HealthEquity, Inc.(1)	1,798	103,529
Henry Schein, Inc.(1)	11,290	747,285
LifePoint Health, Inc.(1)	13,043	601,282
McKesson Corp.	7,795	1,163,248
Miraca Holdings, Inc.	8,400	312,720
NMC Health plc	13,110	617,014
Providence Service Corp. (The)(1)	1,071	68,073
Quest Diagnostics, Inc.	7,977	822,030
Suzuken Co. Ltd.	5,200	211,274
Tivity Health, Inc.(1)	9,955	383,765
UnitedHealth Group, Inc.	13,804	3,121,913
WellCare Health Plans, Inc.(1)	8,899	1,725,605
		14,929,066

Health Care Technology — 0.1%
Cerner Corp.(1)	9,472	607,724
Cotiviti Holdings, Inc.(1)	5,359	179,580
Teladoc, Inc.(1)	2,575	103,257
Vocera Communications, Inc.(1)	3,350	92,125
		982,686
Hotels, Restaurants and Leisure — 2.2%
Accor SA	13,250	765,472
Carnival Corp.	11,405	763,109
Carnival plc	13,140	867,014
China Lodging Group Ltd. ADR	6,977	1,059,806
Chipotle Mexican Grill, Inc.(1)	1,753	558,173
Churchill Downs, Inc.	301	77,718
Compass Group plc	38,498	818,787
Corporate Travel Management Ltd.	7,210	141,678
Darden Restaurants, Inc.	18,640	1,718,422
Domino's Pizza, Inc.	1,266	281,571
Hilton Grand Vacations, Inc.(1)	12,084	521,545
Hilton Worldwide Holdings, Inc.	9,996	807,577
International Game Technology plc	15,407	408,286
Las Vegas Sands Corp.	32,489	2,365,524
Marriott International, Inc., Class A	15,644	2,209,089
McDonald's Corp.	273	43,063
MGM Resorts International	10,707	366,501
Minor International PCL	510,600	646,020
Papa John's International, Inc.	372	21,479
Planet Fitness, Inc., Class A(1)	4,041	149,436
Red Robin Gourmet Burgers, Inc.(1)	1,385	74,305
Red Rock Resorts, Inc., Class A	2,821	94,504
Royal Caribbean Cruises Ltd.	25,107	3,178,546
Ruth's Hospitality Group, Inc.	363	8,912
Texas Roadhouse, Inc.	1,968	108,752
Thomas Cook Group plc	83,569	140,476
TKP Corp.(1)	4,200	153,255
Vail Resorts, Inc.	8,243	1,696,986
Yum! Brands, Inc.	4,509	366,942
		20,412,948
Household Durables — 0.4%
Cairn Homes plc(1)	109,081	234,506
Cavco Industries, Inc.(1)	433	68,890
Electrolux AB, Series B	7,362	241,755
Garmin Ltd.	2,059	121,975
Haier Electronics Group Co. Ltd.	99,000	336,744
Haseko Corp.	21,800	319,619
Helen of Troy Ltd.(1)	1,613	145,251
Installed Building Products, Inc.(1)	1,438	85,920
LG Electronics, Inc.	2,595	237,815
Mohawk Industries, Inc.(1)	3,122	748,905
Neinor Homes SA(1)	7,530	141,479

PlayAGS, Inc.(1)	3,997	82,778
PulteGroup, Inc.	12,052	338,300
Sony Corp.	3,800	191,409
Toll Brothers, Inc.	13,632	597,491
TopBuild Corp.(1)	1,340	93,318
		3,986,155
Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	2,236	81,033
Church & Dwight Co., Inc.	18,995	934,364
Energizer Holdings, Inc.	2,167	118,058
Kimberly-Clark Corp.	13,902	1,542,010
Procter & Gamble Co. (The)	41,598	3,266,275
Spectrum Brands Holdings, Inc.	783	77,290
		6,019,030
Industrial Conglomerates — 0.8%
3M Co.	12,374	2,914,201
Carlisle Cos., Inc.	9,402	967,560
DCC plc	598	54,319
General Electric Co.	84,740	1,195,681
Honeywell International, Inc.	13,760	2,079,274
Rheinmetall AG	3,228	427,201
Siemens AG	2,812	370,529
		8,008,765
Insurance — 2.0%
Aflac, Inc.	13,749	1,222,011
AIA Group Ltd.	207,800	1,725,454
Allianz SE	5,290	1,234,447
Allstate Corp. (The)	15,663	1,445,068
AMERISAFE, Inc.	2,313	129,528
Arthur J. Gallagher & Co.	5,702	394,065
Aspen Insurance Holdings Ltd.	2,695	98,098
Assicurazioni Generali SpA	21,104	395,932
Aviva plc	93,016	643,149
Brown & Brown, Inc.	4,985	262,410
Chubb Ltd.	18,425	2,614,876
CNP Assurances	18,577	451,556
Discovery Ltd.	29,406	444,446
First American Financial Corp.	5,562	322,763
Hannover Rueck SE	1,305	177,996
Hanover Insurance Group, Inc. (The)	694	74,889
Infinity Property & Casualty Corp.	1,002	118,186
James River Group Holdings Ltd.	3,384	110,691
Kinsale Capital Group, Inc.	3,290	161,210
Legal & General Group plc	26,456	95,086
Mapfre SA	109,374	367,236
MetLife, Inc.	10,400	480,376
MS&AD Insurance Group Holdings, Inc.	4,200	130,080
Muenchener Rueckversicherungs-Gesellschaft AG	1,407	315,204
People's Insurance Co. Group of China Ltd. (The), H Shares	153,000	81,765

Ping An Insurance Group Co. of China Ltd., H Shares	145,000	1,526,570
Principal Financial Group, Inc.	8,370	521,702
ProAssurance Corp.	3,877	185,321
Reinsurance Group of America, Inc.	2,499	384,321
RenaissanceRe Holdings Ltd.	882	113,143
RLI Corp.	1,771	107,677
Sompo Holdings, Inc.	2,400	92,419
Sony Financial Holdings, Inc.	8,500	157,852
Swiss Re AG	7,494	765,062
Topdanmark A/S(1)	2,469	121,227
Torchmark Corp.	2,087	178,167
Travelers Cos., Inc. (The)	1,131	157,209
Trupanion, Inc.(1)	2,941	87,142
Unum Group	2,082	106,099
Validus Holdings Ltd.	2,131	144,141
Zurich Insurance Group AG	2,665	879,218
		19,023,792
Internet and Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	8,122	12,284,119
ASOS plc(1)	9,712	991,847
Booking Holdings, Inc.(1)	801	1,629,266
Expedia, Inc.	5,998	630,810
Netflix, Inc.(1)	985	287,009
Nutrisystem, Inc.	2,330	71,648
Shutterfly, Inc.(1)	1,529	117,320
Start Today Co. Ltd.	30,900	796,174
Wayfair, Inc., Class A(1)	4,994	386,636
Zalando SE(1)	15,481	883,787
		18,078,616
Internet Software and Services — 4.3%
2U, Inc.(1)	2,744	227,148
Alibaba Group Holding Ltd. ADR(1)	20,288	3,776,408
Alphabet, Inc., Class A(1)	13,557	14,965,843
eBay, Inc.(1)	14,123	605,312
Facebook, Inc., Class A(1)	56,662	10,103,968
Five9, Inc.(1)	4,627	140,476
GrubHub, Inc.(1)	1,616	160,647
Just Eat plc(1)	64,490	773,906
LogMeIn, Inc.	10,646	1,230,145
Match Group, Inc.(1)	21,508	861,395
Mimecast Ltd.(1)	3,238	112,488
NAVER Corp.	378	278,825
Q2 Holdings, Inc.(1)	1,562	71,149
SPS Commerce, Inc.(1)	191	11,464
Tencent Holdings Ltd.	92,300	5,062,080
VeriSign, Inc.(1)	3,009	349,104
Weibo Corp. ADR(1)	3,292	423,088
Yandex NV, A Shares(1)	37,866	1,555,914
		40,709,360

IT Services — 2.2%
Alliance Data Systems Corp.	184	44,337
Amadeus IT Group SA	12,140	891,012
Booz Allen Hamilton Holding Corp.	17,409	660,323
Cognizant Technology Solutions Corp., Class A	1,427	117,042
CSG Systems International, Inc.	4,250	198,390
CSRA, Inc.	4,747	192,396
DXC Technology Co.	31,394	3,219,141
EPAM Systems, Inc.(1)	1,276	144,341
Euronet Worldwide, Inc.(1)	568	48,206
EVERTEC, Inc.	8,837	143,159
Fiserv, Inc.(1)	5,841	837,541
FleetCor Technologies, Inc.(1)	3,916	782,926
Global Payments, Inc.	4,034	457,415
International Business Machines Corp.	13,002	2,026,102
InterXion Holding NV(1)	23,221	1,307,342
Keywords Studios plc	8,597	184,425
MasterCard, Inc., Class A	396	69,601
My EG Services Bhd	541,350	368,144
Nihon Unisys Ltd.	2,600	54,183
PayPal Holdings, Inc.(1)	24,727	1,963,571
Presidio, Inc.(1)	5,383	78,699
Science Applications International Corp.	540	39,091
Solutions 30 SE(1)	6,014	221,608
Teradata Corp.(1)	4,433	163,223
Total System Services, Inc.	17,369	1,527,604
Travelport Worldwide Ltd.	15,547	221,545
Unisys Corp.(1)	1,153	12,914
Visa, Inc., Class A	27,493	3,379,989
Worldline SA(1)	2,210	112,254
Worldpay, Inc., Class A(1)	19,126	1,554,561
		21,021,085
Leisure Products — 0.1%
BRP, Inc.	4,213	147,711
Malibu Boats, Inc., Class A(1)	3,833	122,848
Mattel, Inc.	11,010	175,059
MCBC Holdings, Inc.(1)	799	19,584
Sega Sammy Holdings, Inc.	16,800	242,879
Trigano SA	1,830	325,697
		1,033,778
Life Sciences Tools and Services — 0.8%
Agilent Technologies, Inc.	12,963	889,132
Bio-Techne Corp.	4,095	578,787
Clinigen Healthcare Ltd.(1)	12,060	153,141
Eurofins Scientific SE	288	161,892
ICON plc(1)	2,856	323,613
Illumina, Inc.(1)	7,743	1,765,559
Lonza Group AG	7,007	1,782,211
PerkinElmer, Inc.	16,562	1,264,343

PRA Health Sciences, Inc.(1)	1,410	118,440
Waters Corp.(1)	1,725	353,004
		7,390,122
Machinery — 2.2%
Actuant Corp., Class A	4,420	100,334
Airtac International Group	50,966	910,220
Biesse SpA	1,840	101,411
Caterpillar, Inc.	20,021	3,095,847
Chart Industries, Inc.(1)	1,504	82,885
Cummins, Inc.	9,235	1,553,050
Daifuku Co. Ltd.	2,100	137,030
Doosan Infracore Co. Ltd.(1)	48,222	412,832
EnPro Industries, Inc.	1,673	121,226
Evoqua Water Technologies Corp.(1)	4,367	100,004
FANUC Corp.	400	100,861
Fuji Machine Manufacturing Co. Ltd.	5,900	120,040
Gardner Denver Holdings, Inc.(1)	2,342	74,967
Georg Fischer AG	74	107,684
Gima TT SpA(1)	4,502	96,516
Global Brass & Copper Holdings, Inc.	4,461	126,246
Graco, Inc.	2,229	98,856
Graham Corp.	2,082	42,077
Hitachi Construction Machinery Co. Ltd.	9,300	395,553
Hyster-Yale Materials Handling, Inc.	77	5,482
IMI plc	16,196	271,744
Industria Macchine Automatiche SpA	1,480	127,988
Ingersoll-Rand plc	12,601	1,118,969
ITT, Inc.	1,821	91,378
John Bean Technologies Corp.	6,503	720,207
Kadant, Inc.	1,304	124,402
Kennametal, Inc.	12,693	522,952
KION Group AG	1,374	117,743
Komatsu Ltd.	39,500	1,433,231
Lydall, Inc.(1)	1,023	49,257
Middleby Corp. (The)(1)	7,562	909,330
Oshkosh Corp.	12,076	953,159
PACCAR, Inc.	9,835	704,088
Parker-Hannifin Corp.	8,056	1,437,754
Rexnord Corp.(1)	368	10,665
Snap-on, Inc.	2,114	336,591
Terex Corp.	2,000	83,040
THK Co. Ltd.	6,100	263,184
Toro Co. (The)	19,650	1,249,150
Tsubaki Nakashima Co. Ltd.	8,900	257,503
Valmet Oyj	9,408	201,225
WABCO Holdings, Inc.(1)	9,429	1,300,919
Weir Group plc (The)	36,960	1,029,114
Woodward, Inc.	982	69,555

Yangzijiang Shipbuilding Holdings Ltd.	98,000	110,491
		21,276,760
Marine†
AP Moller - Maersk A/S, B Shares	240	390,718
Media — 0.8%
Comcast Corp., Class A	6,231	225,625
CyberAgent, Inc.	22,700	976,226
Daiichikosho Co., Ltd.	3,200	169,934
DISH Network Corp., Class A(1)	4,616	192,441
Entertainment One Ltd.	46,764	194,580
Entravision Communications Corp., Class A	24,987	161,166
Eutelsat Communications SA	8,492	198,647
John Wiley & Sons, Inc., Class A	4,717	303,067
Liberty Media Corp-Liberty Formula One, Class C(1)	8,039	264,724
Metropole Television SA	3,431	97,454
Naspers Ltd., N Shares	5,886	1,616,652
ProSiebenSat.1 Media SE	7,202	285,807
Sirius XM Holdings, Inc.	75,264	472,658
Time Warner, Inc.	11,209	1,041,989
Townsquare Media, Inc., Class A(1)	1,691	11,769
tronc, Inc.(1)	325	6,217
Vector, Inc.(1)	12,800	270,656
Vivendi SA	25,590	660,550
Walt Disney Co. (The)	784	80,878
		7,231,040
Metals and Mining — 0.5%
AMG Advanced Metallurgical Group NV	4,710	233,562
Anglo American plc	10,967	266,185
BHP Billiton plc	32,614	665,371
Centamin plc	17,857	36,573
Evraz plc	37,791	221,263
Fortescue Metals Group Ltd.	72,964	283,588
Kirkland Lake Gold Ltd.	15,630	245,315
Maanshan Iron & Steel Co. Ltd., H Shares(1)	1,024,000	547,356
Mitsui Mining & Smelting Co. Ltd.	3,200	159,891
Nippon Light Metal Holdings Co. Ltd.	41,100	111,125
Regis Resources Ltd.	20,433	67,647
Rio Tinto plc	17,967	962,388
Salzgitter AG	1,780	101,678
Vale SA ADR	46,337	636,207
		4,538,149
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	2,224	37,474
Starwood Property Trust, Inc.	12,262	248,306
Two Harbors Investment Corp.	2,923	42,939
		328,719
Multi-Utilities — 0.2%
Ameren Corp.	3,272	177,670
Centrica plc	219,614	431,454

Engie SA	24,401	381,168
NorthWestern Corp.	8,765	447,716
Veolia Environnement SA	12,150	294,965
		1,732,973
Multiline Retail — 1.2%
B&M European Value Retail SA	227,953	1,289,010
Dollar General Corp.	6,666	630,537
Dollar Tree, Inc.(1)	20,062	2,059,164
Dollarama, Inc.	3,400	395,722
Don Quijote Holdings Co. Ltd.	12,800	715,181
Lojas Renner SA	120,700	1,296,626
Magazine Luiza SA	30,900	860,982
Marks & Spencer Group plc	31,772	128,756
Ryohin Keikaku Co. Ltd.	2,200	751,010
SACI Falabella	12,111	122,572
Seria Co. Ltd.	1,800	89,831
Target Corp.	41,262	3,111,568
		11,450,959
Oil, Gas and Consumable Fuels — 3.1%
Aker BP ASA	6,828	166,494
Anadarko Petroleum Corp.	25,976	1,481,671
Ardmore Shipping Corp.(1)	5,890	44,469
BP plc	76,263	494,699
Callon Petroleum Co.(1)	9,598	101,451
Chevron Corp.	22,812	2,553,119
Cimarex Energy Co.	4,341	417,127
CNOOC Ltd.	637,000	907,530
Comstock Resources, Inc.(1)	179	1,224
Concho Resources, Inc.(1)	9,212	1,389,170
Devon Energy Corp.	13,111	402,114
EQT Corp.	13,819	695,234
Extraction Oil & Gas, Inc.(1)	3,214	38,825
Exxon Mobil Corp.	33,997	2,574,933
Galp Energia SGPS SA	13,138	237,420
GS Holdings Corp.	727	44,251
HollyFrontier Corp.	19,477	834,200
Imperial Oil Ltd.	23,983	649,477
JXTG Holdings, Inc.	60,000	364,263
Lundin Petroleum AB(1)	30,950	723,036
Marathon Petroleum Corp.	6,479	415,045
Neste Oyj	9,110	665,449
Noble Energy, Inc.	22,143	660,526
Novatek PJSC GDR	6,799	926,142
Occidental Petroleum Corp.	32,011	2,099,921
OMV AG	5,537	315,724
PBF Energy, Inc., Class A	2,616	76,675
Petroleo Brasileiro SA ADR(1)	21,785	285,166
Petroleo Brasileiro SA Petrobras ADR(1)	36,624	514,201
Repsol SA	31,428	560,002

Royal Dutch Shell plc, A Shares	29,603	937,641
Royal Dutch Shell plc, B Shares	64,142	2,034,184
Royal Dutch Shell plc, Class B ADR	16,070	1,031,373
RSP Permian, Inc.(1)	3,756	143,892
Scorpio Tankers, Inc.	11,338	26,077
SK Innovation Co. Ltd.	733	138,282
Spectra Energy Partners LP	8,299	326,068
TOTAL SA	11,061	631,505
TOTAL SA ADR	41,680	2,362,839
United Tractors Tbk PT	304,000	784,106
WildHorse Resource Development Corp.(1)	1,115	18,933
		29,074,458
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	17,801	507,329
Nine Dragons Paper Holdings Ltd.	271,000	482,338
Oji Holdings Corp.	34,000	222,185
UPM-Kymmene Oyj	17,542	599,408
		1,811,260
Personal Products — 0.5%
Edgewell Personal Care Co.(1)	8,344	418,452
Estee Lauder Cos., Inc. (The), Class A	6,301	872,310
Godrej Consumer Products Ltd.	34,786	568,011
Kose Corp.	800	149,582
Medifast, Inc.	1,822	116,225
Pola Orbis Holdings, Inc.	20,100	842,429
Unilever NV CVA	29,870	1,556,314
		4,523,323
Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.(1)	781	39,948
Allergan plc	9,260	1,428,077
AstraZeneca plc	14,200	930,033
Bristol-Myers Squibb Co.	10,590	701,058
Catalent, Inc.(1)	4,172	174,181
Dechra Pharmaceuticals plc	5,250	181,343
Dermira, Inc.(1)	1,124	28,898
Eli Lilly & Co.	11,805	909,221
GlaxoSmithKline plc	62,997	1,130,961
Horizon Pharma plc(1)	1,731	25,238
Jazz Pharmaceuticals plc(1)	3,611	522,873
Johnson & Johnson	34,747	4,512,940
Merck & Co., Inc.	69,023	3,742,427
Nektar Therapeutics(1)	1,194	103,353
Nippon Shinyaku Co. Ltd.	900	50,241
Novartis AG	12,247	1,024,675
Optinose, Inc.(1)	1,505	26,654
Pacira Pharmaceuticals, Inc.(1)	920	28,796
Pfizer, Inc.	134,659	4,889,468
Roche Holding AG	6,151	1,426,224
Sanofi	3,958	312,207

Zoetis, Inc.	20,940	1,693,208
		23,882,024
Professional Services — 0.6%
ALS Ltd.	30,400	169,228
Capita plc	5,960	14,367
Dun & Bradstreet Corp. (The)	1,829	228,698
Huron Consulting Group, Inc.(1)	1,973	69,055
IHS Markit Ltd.(1)	17,729	834,149
Insperity, Inc.	323	21,092
Intertek Group plc	11,090	748,412
Meitec Corp.	900	50,739
On Assignment, Inc.(1)	581	44,557
Outsourcing, Inc.	11,900	225,868
Recruit Holdings Co. Ltd.	33,400	802,146
RELX plc	39,960	820,946
Robert Half International, Inc.	3,908	223,030
Teleperformance	1,430	203,368
TrueBlue, Inc.(1)	907	24,670
Verisk Analytics, Inc.(1)	12,010	1,227,302
		5,707,627
Real Estate Management and Development — 1.2%
Aroundtown SA	78,473	597,090
Ayala Land, Inc.	824,100	648,390
CapitaLand Ltd.	56,300	153,197
Central Pattana PCL	85,400	228,431
China Resources Land Ltd.	74,000	261,732
China Vanke Co. Ltd., H Shares	143,200	638,086
CIFI Holdings Group Co. Ltd.	206,000	159,789
City Developments Ltd.	30,500	292,246
CK Asset Holdings Ltd.	71,000	609,814
Country Garden Holdings Co. Ltd.	142,000	251,682
Daito Trust Construction Co. Ltd.	100	16,606
Daiwa House Industry Co. Ltd.	3,700	136,773
Deutsche Wohnen SE	4,861	201,150
Fabege AB	3,528	76,121
FirstService Corp.	1,120	77,951
Godrej Properties Ltd.(1)	6,852	81,207
Hang Lung Properties Ltd.	42,000	99,665
Iguatemi Empresa de Shopping Centers SA	26,300	318,412
Investors Cloud Co. Ltd.	7,800	151,941
Jones Lang LaSalle, Inc.	2,845	456,936
Kerry Properties Ltd.	38,000	171,843
KWG Property Holding Ltd.	290,500	399,966
Leopalace21 Corp.	40,500	319,287
Longfor Properties Co. Ltd.	101,000	288,396
Mitsui Fudosan Co. Ltd.	30,800	736,047
Multiplan Empreendimentos Imobiliarios SA	18,945	410,478
New World Development Co. Ltd.	152,000	229,549
Nexity SA	3,346	208,532

Relo Group, Inc.	6,100	169,455
Shimao Property Holdings Ltd.	72,000	177,317
SM Prime Holdings, Inc.	106,700	72,082
Sumitomo Realty & Development Co. Ltd.	19,000	687,936
Sun Hung Kai Properties Ltd.	26,000	431,455
Tricon Capital Group, Inc.	18,327	150,249
UOL Group Ltd.	44,900	287,017
VGP NV	1,496	116,678
Vonovia SE	16,068	732,943
Wharf Holdings Ltd. (The)	76,000	281,625
Wharf Real Estate Investment Co. Ltd.(1)	40,000	270,469
Wheelock & Co. Ltd.	29,000	210,475
		11,809,018
Road and Rail — 0.7%
Canadian Pacific Railway Ltd.	1,906	340,469
CJ Logistics Corp.(1)	2,080	252,787
DSV A/S	13,793	1,081,111
Firstgroup plc(1)	38,283	42,907
Heartland Express, Inc.	23,954	467,582
J.B. Hunt Transport Services, Inc.	4,093	485,307
Localiza Rent a Car SA	167,400	1,325,012
Norfolk Southern Corp.	4,405	612,647
Saia, Inc.(1)	1,232	89,505
Seino Holdings Co. Ltd.	9,400	159,940
Union Pacific Corp.	16,632	2,166,318
		7,023,585
Semiconductors and Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(1)	19,220	232,754
Analog Devices, Inc.	7,393	666,479
Applied Materials, Inc.	91,243	5,254,684
ASML Holding NV	15,308	2,990,473
ASPEED Technology, Inc.	12,000	314,647
BE Semiconductor Industries NV	2,230	219,576
Broadcom Ltd.	16,504	4,067,576
Cavium, Inc.(1)	585	52,088
Cypress Semiconductor Corp.	3,753	65,565
Entegris, Inc.	3,932	130,542
Globalwafers Co. Ltd.	13,000	183,953
Infineon Technologies AG	20,990	570,692
Intel Corp.	71,890	3,543,458
KLA-Tencor Corp.	9,025	1,022,623
Kulicke & Soffa Industries, Inc.(1)	3,662	85,325
Lam Research Corp.	10,846	2,080,914
LandMark Optoelectronics Corp.	22,000	278,714
Maxim Integrated Products, Inc.	28,468	1,734,840
Megachips Corp.	8,500	290,207
Microchip Technology, Inc.	3,746	333,132
Microsemi Corp.(1)	2,364	153,424
MKS Instruments, Inc.	1,354	150,768

Monolithic Power Systems, Inc.	1,340	156,860
NVIDIA Corp.	323	78,166
NXP Semiconductors NV(1)	516	64,325
Power Integrations, Inc.	1,112	74,726
Powertech Technology, Inc.	94,000	287,769
QUALCOMM, Inc.	13,250	861,250
Rohm Co. Ltd.	6,800	719,238
SK Hynix, Inc.	13,451	950,952
Skyworks Solutions, Inc.	1,593	174,035
SOITEC(1)	1,914	149,389
SUMCO Corp.	10,000	264,557
Taiwan Semiconductor Manufacturing Co. Ltd.	445,425	3,658,129
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,566	197,936
Teradyne, Inc.	11,755	533,677
Texas Instruments, Inc.	18,530	2,007,726
Tokyo Electron Ltd.	600	117,059
Ulvac, Inc.	1,500	92,033
Xilinx, Inc.	10,969	781,541
		35,591,802
Software — 3.6%
Activision Blizzard, Inc.	28,343	2,072,724
Adobe Systems, Inc.(1)	10,104	2,113,050
Autodesk, Inc.(1)	7,117	836,034
Aveva Group plc	2,410	95,284
Bottomline Technologies de, Inc.(1)	4,363	165,707
Cadence Design Systems, Inc.(1)	5,379	208,544
Callidus Software, Inc.(1)	1,653	59,343
Electronic Arts, Inc.(1)	28,612	3,539,304
Guidewire Software, Inc.(1)	10,846	871,151
Microsoft Corp.	95,807	8,983,822
Nice Ltd. ADR	2,180	210,566
Nintendo Co. Ltd.	2,800	1,280,573
Oracle Corp.(New York)	79,849	4,045,949
Paycom Software, Inc.(1)	1,689	167,076
RealPage, Inc.(1)	3,244	169,499
Red Hat, Inc.(1)	13,268	1,955,703
RingCentral, Inc., Class A(1)	3,467	217,208
salesforce.com, Inc.(1)	13,234	1,538,452
ServiceNow, Inc.(1)	6,522	1,050,107
Splunk, Inc.(1)	16,247	1,514,220
Symantec Corp.	26,905	707,332
Synopsys, Inc.(1)	4,635	392,445
Trend Micro, Inc.	1,800	101,936
Tyler Technologies, Inc.(1)	5,360	1,088,670
Ubisoft Entertainment SA(1)	3,020	248,625
VMware, Inc., Class A(1)	4,282	564,153
Zendesk, Inc.(1)	2,710	117,018
		34,314,495

Specialty Retail — 1.3%
Advance Auto Parts, Inc.	13,042	1,490,048
At Home Group, Inc.(1)	3,580	105,932
Best Buy Co., Inc.	18,222	1,320,002
Burlington Stores, Inc.(1)	8,690	1,065,741
Camping World Holdings, Inc., Class A	2,691	112,484
CECONOMY AG	2,979	39,002
Floor & Decor Holdings, Inc., Class A(1)	2,483	111,909
Fnac Darty SA(1)	830	93,124
Foschini Group Ltd. (The)	33,706	607,627
Home Depot, Inc. (The)	4,026	733,819
Hotel Shilla Co. Ltd.	7,431	556,015
L Brands, Inc.	4,930	243,197
Lowe's Cos., Inc.	21,130	1,893,037
Maisons du Monde SA	3,287	139,214
MarineMax, Inc.(1)	2,692	56,263
National Vision Holdings, Inc.(1)	1,806	62,415
Nitori Holdings Co. Ltd.	4,000	670,491
O'Reilly Automotive, Inc.(1)	5,652	1,380,162
Penske Automotive Group, Inc.	1,551	71,036
Petrobras Distribuidora SA	29,300	199,972
RH(1)	633	53,729
Ross Stores, Inc.	8,923	696,797
Sleep Country Canada Holdings, Inc.	3,730	91,331
Sleep Number Corp.(1)	2,442	84,102
TJX Cos., Inc. (The)	9,460	782,153
		12,659,602
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	64,229	11,440,469
Brother Industries Ltd.	13,400	332,685
Canon, Inc.	8,100	309,111
Catcher Technology Co. Ltd.	8,000	95,358
Cray, Inc.(1)	4,350	94,830
HP, Inc.	8,237	192,663
Logitech International SA	6,818	266,687
Samsung Electronics Co. Ltd.	1,633	3,539,233
Western Digital Corp.	3,619	314,998
		16,586,034
Textiles, Apparel and Luxury Goods — 1.0%
adidas AG	6,150	1,368,710
ANTA Sports Products Ltd.	121,000	594,236
Carter's, Inc.	4,322	504,291
Cie Financiere Richemont SA	9,080	799,378
Deckers Outdoor Corp.(1)	13,317	1,259,522
HUGO BOSS AG	2,729	243,257
Kering SA	2,010	944,659
Michael Kors Holdings Ltd.(1)	20,647	1,299,316
Shenzhou International Group Holdings Ltd.	69,000	678,006
Steven Madden Ltd.(1)	1,183	51,934

Taiwan Paiho Ltd.	102,000	335,504
Tapestry, Inc.	32,110	1,634,720
Titan Co. Ltd.	6,726	83,728
		9,797,261
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	32,668	408,023
Essent Group Ltd.(1)	2,590	116,783
LendingTree, Inc.(1)	134	46,699
Merchants Bancorp	288	5,904
Nationstar Mortgage Holdings, Inc.(1)	1,315	22,513
NMI Holdings, Inc., Class A(1)	7,384	146,573
		746,495
Tobacco — 0.5%
Altria Group, Inc.	21,333	1,342,912
British American Tobacco plc	28,270	1,660,388
Imperial Brands plc	7,174	257,413
Japan Tobacco, Inc.	2,400	68,394
Philip Morris International, Inc.	12,774	1,322,748
		4,651,855
Trading Companies and Distributors — 0.6%
Ashtead Group plc	40,062	1,155,150
Bunzl plc	26,560	713,347
DXP Enterprises, Inc.(1)	2,640	78,514
Ferguson plc	13,190	928,844
Foundation Building Materials, Inc.(1)	6,629	90,751
GMS, Inc.(1)	408	12,632
Marubeni Corp.	7,700	58,669
MonotaRO Co. Ltd.	22,200	711,052
MRC Global, Inc.(1)	5,817	96,155
MSC Industrial Direct Co., Inc., Class A	6,818	596,439
SiteOne Landscape Supply, Inc.(1)	1,711	117,785
United Rentals, Inc.(1)	5,868	1,027,428
		5,586,766
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	366,700	823,036
Hamburger Hafen und Logistik AG	1,921	47,029
		870,065
Water Utilities†
Beijing Enterprises Water Group Ltd.	494,000	319,031
Wireless Telecommunication Services — 0.3%
1&1 Drillisch AG	1,937	149,994
Boingo Wireless, Inc.(1)	2,239	59,266
KDDI Corp.	20,200	496,211
NTT DOCOMO, Inc.	17,000	434,744
T-Mobile US, Inc.(1)	20,998	1,272,689
Tele2 AB, B Shares	19,538	231,097
Vodafone Group plc	219,752	615,263
		3,259,264
TOTAL COMMON STOCKS (Cost $542,936,811)		738,303,440

CORPORATE BONDS — 8.1%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	28,927
Bombardier, Inc., 8.75%, 12/1/21(2)	25,000	27,531
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	125,312
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	30,075
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	56,719
KLX, Inc., 5.875%, 12/1/22(2)	70,000	72,362
Lockheed Martin Corp., 3.55%, 1/15/26	60,000	60,119
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	18,867
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	20,042
TransDigm, Inc., 6.00%, 7/15/22	135,000	138,544
TransDigm, Inc., 6.38%, 6/15/26	50,000	51,250
United Technologies Corp., 6.05%, 6/1/36	66,000	81,048
		710,796
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	80,000	77,208
XPO Logistics, Inc., 6.50%, 6/15/22(2)	40,000	41,720
		118,928
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	125,000	126,719
United Continental Holdings, Inc., 5.00%, 2/1/24	140,000	140,000
		266,719
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	25,000	25,875
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	110,000	112,887
Nemak SAB de CV, 4.75%, 1/23/25(2)	120,000	119,700
Tenneco, Inc., 5.00%, 7/15/26	105,000	103,425
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	113,575
		475,462
Automobiles — 0.1%
American Honda Finance Corp., 2.125%, 10/10/18	10,000	9,983
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	125,000	127,188
Ford Motor Co., 4.35%, 12/8/26	40,000	39,486
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	20,000	20,106
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	330,000	354,363
General Motors Co., 5.15%, 4/1/38	60,000	59,436
General Motors Financial Co., Inc., 3.25%, 5/15/18	30,000	30,045
General Motors Financial Co., Inc., 3.10%, 1/15/19	90,000	90,238
General Motors Financial Co., Inc., 3.20%, 7/6/21	130,000	129,125
General Motors Financial Co., Inc., 5.25%, 3/1/26	60,000	63,645
		923,615
Banks — 0.8%
Akbank Turk AS, 5.00%, 10/24/22	70,000	69,705
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)	143,000	141,635
Banco General SA, 4.125%, 8/7/27(2)	135,000	130,815
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)	265,000	259,197
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)	114,000	113,852
Bancolombia SA, VRN, 4.875%, 10/18/22(3)	150,000	146,663

Bank of America Corp., MTN, 4.00%, 4/1/24		17,000	17,455
Bank of America Corp., MTN, 4.20%, 8/26/24		180,000	183,754
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	70,375
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	137,840
Bank of America Corp., MTN, 5.00%, 1/21/44		$140,000	157,629
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		20,000	20,817
Bank of America Corp., VRN, 3.42%, 12/20/27(2)(3)		13,000	12,462
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	74,172
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	100,000	129,668
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	30,027
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	100,000	126,090
Capital One Financial Corp., 4.20%, 10/29/25		$225,000	223,482
Citigroup, Inc., 2.75%, 4/25/22		110,000	107,767
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,924
Citigroup, Inc., 3.20%, 10/21/26		25,000	23,900
Citigroup, Inc., 4.45%, 9/29/27		230,000	234,984
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		140,000	135,195
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	149,103
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$50,000	51,139
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	100,000	129,232
Credit Suisse AG, VRN, 1.81%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.19%		$450,000	450,176
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	125,148
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	174,683
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	41,398
Grupo Aval Ltd., 4.75%, 9/26/22		71,000	71,799
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	72,265
Itau Unibanco Holding SA, MTN, 6.20%, 12/21/21		80,000	85,160
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	31,454
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	40,039
JPMorgan Chase & Co., 3.875%, 9/10/24		435,000	438,327
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	106,927
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		50,000	47,869
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		20,000	18,880
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	115,853
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	111,387
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	36,067
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)		$257,000	259,739
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		225,000	232,732
Regions Financial Corp., 2.75%, 8/14/22		50,000	48,795
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,717
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	127,618
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		$121,000	124,484
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(2)(3)		90,000	89,398
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	111,337
Wells Fargo & Co., 3.07%, 1/24/23		80,000	78,915
Wells Fargo & Co., 4.125%, 8/15/23		100,000	102,472
Wells Fargo & Co., 3.00%, 4/22/26		140,000	132,643
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	36,489
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)		30,000	29,273

Wells Fargo & Co., MTN, 2.60%, 7/22/20	225,000	223,403
Wells Fargo & Co., MTN, 4.10%, 6/3/26	70,000	70,183
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18	500,000	497,713
Woori Bank, MTN, 4.75%, 4/30/24	86,000	88,285
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)	70,000	69,038
Zenith Bank plc, 6.25%, 4/22/19(2)	150,000	153,621
		7,461,169
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	180,000	179,435
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	150,000	148,901
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	130,000	139,140
Constellation Brands, Inc., 4.75%, 12/1/25	90,000	95,635
Molson Coors Brewing Co., 3.00%, 7/15/26	70,000	65,523
		628,634
Biotechnology — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	170,000	166,704
AbbVie, Inc., 3.60%, 5/14/25	20,000	19,789
AbbVie, Inc., 4.40%, 11/6/42	80,000	79,910
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)	80,000	79,300
Amgen, Inc., 4.66%, 6/15/51	80,000	81,066
Biogen, Inc., 3.625%, 9/15/22	70,000	70,902
Celgene Corp., 3.25%, 8/15/22	50,000	49,803
Celgene Corp., 3.625%, 5/15/24	150,000	149,774
Celgene Corp., 3.875%, 8/15/25	40,000	39,951
Celgene Corp., 5.00%, 8/15/45	10,000	10,460
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	41,806
Gilead Sciences, Inc., 3.65%, 3/1/26	230,000	229,828
		1,019,293
Building Products†
Masco Corp., 4.45%, 4/1/25	60,000	62,124
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	50,000	47,569
SURA Asset Management SA, 4.375%, 4/11/27	55,000	54,312
		101,881
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22	140,000	143,500
Blue Cube Spinco, Inc., 9.75%, 10/15/23	65,000	75,725
Braskem Netherlands Finance BV, 4.50%, 1/10/28(2)	114,000	110,551
CF Industries, Inc., 3.45%, 6/1/23	95,000	92,388
Chemours Co. (The), 6.625%, 5/15/23	50,000	52,813
Equate Petrochemical BV, 4.25%, 11/3/26(2)	114,000	113,574
Hexion, Inc., 6.625%, 4/15/20	80,000	74,800
Huntsman International LLC, 5.125%, 11/15/22	85,000	88,081
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	120,000	122,250
Mexichem SAB de CV, 5.50%, 1/15/48(2)	140,000	133,560
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	200,000	197,750
Olin Corp., 5.125%, 9/15/27	70,000	69,081
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	51,438
Platform Specialty Products Corp., 5.875%, 12/1/25(2)	80,000	79,700

Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	29,850
		1,435,061
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	106,688
Covanta Holding Corp., 5.875%, 3/1/24	160,000	160,800
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	101,250
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	125,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	73,000	79,661
Republic Services, Inc., 3.55%, 6/1/22	100,000	101,041
Waste Management, Inc., 4.10%, 3/1/45	40,000	39,954
		714,394
Communications†
Colombia Telecomunicaciones SA, VRN, 8.50%, 3/30/20(3)	57,000	60,562
Communications Equipment — 0.1%
CommScope Technologies LLC, 5.00%, 3/15/27(2)	100,000	97,750
HTA Group Ltd., 9.125%, 3/8/22(2)	86,000	92,480
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	150,000	160,756
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	146,125
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	90,000	90,675
		587,786
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	125,000	126,875
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	100,000	102,125
Cemex SAB de CV, 6.125%, 5/5/25	115,000	121,612
Owens Corning, 4.20%, 12/15/22	50,000	51,470
Standard Industries, Inc., 6.00%, 10/15/25(2)	100,000	106,125
USG Corp., 5.50%, 3/1/25(2)	60,000	62,625
		443,957
Consumer Discretionary†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	210,000	205,800
Consumer Finance — 0.1%
American Express Co., 1.55%, 5/22/18	50,000	49,937
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	136,700
CIT Group, Inc., 5.00%, 8/15/22	160,000	165,400
CIT Group, Inc., 5.00%, 8/1/23	50,000	51,625
Discover Financial Services, 3.75%, 3/4/25	150,000	147,527
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	73,237
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	103,625
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	36,313
Navient Corp., 5.00%, 10/26/20	65,000	65,569
Navient Corp., 5.50%, 1/25/23	220,000	218,625
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	90,000	90,450
Synchrony Financial, 2.60%, 1/15/19	30,000	29,956
Synchrony Financial, 3.00%, 8/15/19	10,000	10,009
		1,178,973
Containers and Packaging — 0.1%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23	200,000	208,500
Ball Corp., 5.00%, 3/15/22	40,000	41,650

Ball Corp., 4.00%, 11/15/23		100,000	99,375
Ball Corp., 5.25%, 7/1/25		35,000	36,881
Berry Global, Inc., 5.50%, 5/15/22		85,000	87,444
Berry Global, Inc., 5.125%, 7/15/23		60,000	61,500
BWAY Holding Co., 5.50%, 4/15/24(2)		40,000	41,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		190,000	192,375
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		40,000	41,775
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		100,000	102,110
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		200,000	211,000
Sealed Air Corp., 5.125%, 12/1/24(2)		105,000	108,675
			1,232,285
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	39,060
Diversified Financial Services — 0.4%
Ally Financial, Inc., 3.60%, 5/21/18		70,000	70,193
Ally Financial, Inc., 4.75%, 9/10/18		150,000	151,696
Ally Financial, Inc., 4.625%, 3/30/25		155,000	156,356
Ally Financial, Inc., 5.75%, 11/20/25		20,000	20,925
Ally Financial, Inc., 8.00%, 11/1/31		70,000	87,150
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	86,916
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(3)	GBP	100,000	134,711
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$200,000	195,728
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		220,000	218,264
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	19,880
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	77,086
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$50,000	54,263
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		130,000	127,795
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		195,000	188,061
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		110,000	118,063
HSBC Holdings plc, 2.95%, 5/25/21		200,000	198,365
HSBC Holdings plc, 4.375%, 11/23/26		200,000	201,259
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	77,438
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	91,811
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,400
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		170,000	160,012
Morgan Stanley, 2.75%, 5/19/22		30,000	29,341
Morgan Stanley, 4.375%, 1/22/47		30,000	30,451
Morgan Stanley, MTN, 4.00%, 7/23/25		160,000	162,222
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	260,668
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	270,093
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	71,750
WTT Investment Ltd., 5.50%, 11/21/22(2)		85,000	84,755
			3,425,652
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 5.00%, 3/1/21		70,000	73,704
AT&T, Inc., 3.60%, 2/17/23		80,000	80,268
AT&T, Inc., 3.40%, 5/15/25		170,000	163,927
AT&T, Inc., 3.90%, 8/14/27		160,000	159,053
AT&T, Inc., 4.75%, 5/15/46		12,000	11,413

AT&T, Inc., 5.15%, 11/15/46(2)	91,000	91,244
AT&T, Inc., 5.15%, 2/14/50	50,000	50,097
Axtel SAB de CV, 6.375%, 11/14/24(2)	120,000	122,850
CenturyLink, Inc., 5.625%, 4/1/20	170,000	173,179
CenturyLink, Inc., 5.80%, 3/15/22	90,000	89,212
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)	30,000	28,545
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	180,000	176,796
Frontier Communications Corp., 7.125%, 3/15/19	205,000	209,100
Frontier Communications Corp., 7.125%, 1/15/23	145,000	97,875
Frontier Communications Corp., 6.875%, 1/15/25	140,000	86,100
Frontier Communications Corp., 11.00%, 9/15/25	10,000	7,887
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	97,875
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	49,765
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	163,844
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)	180,000	171,450
Level 3 Financing, Inc., 5.375%, 8/15/22	160,000	162,000
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	54,725
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)	129,000	136,819
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)	86,000	82,983
Orange SA, 4.125%, 9/14/21	70,000	72,853
Sprint Capital Corp., 8.75%, 3/15/32	100,000	108,750
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	220,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	10,652
Verizon Communications, Inc., 3.50%, 11/1/24	60,000	59,563
Verizon Communications, Inc., 2.625%, 8/15/26	50,000	45,625
Verizon Communications, Inc., 4.125%, 3/16/27	130,000	132,314
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	39,959
Verizon Communications, Inc., 4.86%, 8/21/46	33,000	32,845
Verizon Communications, Inc., 5.01%, 8/21/54	49,000	48,821
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	13,000	11,245
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23	95,000	56,050
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)	49,000	46,060
		3,425,448
Electric Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)	86,000	85,419
Greenko Investment Co., 4.875%, 8/16/23(2)	57,000	55,147
Minejesa Capital BV, 4.625%, 8/10/30(2)	114,000	111,810
		252,376
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24	96,000	94,800
Ensco plc, 5.20%, 3/15/25	80,000	66,800
Halliburton Co., 3.80%, 11/15/25	60,000	60,067
Halliburton Co., 4.85%, 11/15/35	40,000	42,967
Nabors Industries, Inc., 4.625%, 9/15/21	70,000	68,600
Noble Holding International Ltd., 7.75%, 1/15/24	235,000	215,025
Precision Drilling Corp., 5.25%, 11/15/24	105,000	100,538
Transocean, Inc., 9.00%, 7/15/23(2)	200,000	216,250
Weatherford International Ltd., 7.75%, 6/15/21	95,000	94,228

Weatherford International Ltd., 4.50%, 4/15/22		185,000	163,725
			1,123,000
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		60,000	62,769
American Tower Corp., 3.375%, 10/15/26		70,000	66,563
Boston Properties LP, 3.65%, 2/1/26		60,000	59,560
CoreCivic, Inc., 4.125%, 4/1/20		70,000	70,350
Crown Castle International Corp., 5.25%, 1/15/23		10,000	10,729
Crown Castle International Corp., 4.45%, 2/15/26		80,000	81,399
Equinix, Inc., 5.375%, 4/1/23		70,000	72,188
Equinix, Inc., 5.375%, 5/15/27		90,000	92,025
Essex Portfolio LP, 3.625%, 8/15/22		70,000	70,604
Essex Portfolio LP, 3.25%, 5/1/23		20,000	19,743
Hospitality Properties Trust, 4.65%, 3/15/24		80,000	82,436
Iron Mountain, Inc., 4.875%, 9/15/27(2)		100,000	94,750
Kilroy Realty LP, 3.80%, 1/15/23		60,000	60,531
Kilroy Realty LP, 4.375%, 10/1/25		20,000	20,430
Kimco Realty Corp., 2.80%, 10/1/26		50,000	45,577
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	93,555
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	75,656
Simon Property Group LP, 3.25%, 11/30/26		60,000	58,217
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)		95,000	85,619
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		60,000	58,200
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		85,000	79,687
Welltower, Inc., 3.75%, 3/15/23		60,000	61,031
			1,421,619
Financial Services†
MDC GMTN B.V., 3.25%, 4/28/22(2)		57,000	56,566
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		200,000	225,560
			282,126
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		150,000	138,938
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(11)		40,000	38,900
Cencosud SA, 4.375%, 7/17/27		140,000	135,772
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		229,000	225,017
CVS Health Corp., 3.50%, 7/20/22		50,000	49,862
CVS Health Corp., 5.125%, 7/20/45		40,000	41,878
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	75,375
Kroger Co. (The), 3.30%, 1/15/21		110,000	110,745
Kroger Co. (The), 3.875%, 10/15/46		30,000	26,052
Rite Aid Corp., 6.125%, 4/1/23(2)		250,000	252,812
SUPERVALU, Inc., 6.75%, 6/1/21		50,000	49,625
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	88,316
Walmart, Inc., 2.55%, 4/11/23		$4,000	3,921
			1,237,213
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	77,200
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	71,225
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		60,000	58,737

JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)	80,000	76,800
Kraft Heinz Foods Co., 5.20%, 7/15/45	30,000	30,670
Kraft Heinz Foods Co., 4.375%, 6/1/46	10,000	9,120
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	90,000	90,900
MHP SE, 7.75%, 5/10/24(2)	71,000	76,696
Minerva Luxembourg SA, 6.50%, 9/20/26	183,000	182,314
Minerva Luxembourg SA, 5.875%, 1/19/28(2)	40,000	37,554
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	280,000	279,300
Post Holdings, Inc., 5.00%, 8/15/26(2)	250,000	238,125
		1,228,641
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	50,000	51,628
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	22,000	23,073
Boardwalk Pipelines LP, 4.45%, 7/15/27	30,000	29,479
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	90,000	95,512
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	190,000	192,850
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	41,400
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	90,000	91,462
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	90,441
Enbridge, Inc., 4.00%, 10/1/23	40,000	40,895
Enbridge, Inc., 4.50%, 6/10/44	40,000	39,229
Energy Transfer Equity LP, 5.875%, 1/15/24	110,000	116,875
Energy Transfer Equity LP, 5.50%, 6/1/27	125,000	129,687
Energy Transfer LP, 4.15%, 10/1/20	70,000	71,435
Energy Transfer LP, 3.60%, 2/1/23	60,000	59,280
Energy Transfer LP, 6.50%, 2/1/42	40,000	44,426
Enterprise Products Operating LLC, 5.20%, 9/1/20	35,000	36,865
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	135,945
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	45,000	46,564
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	200,000	193,000
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	50,000	53,346
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	103,578
Magellan Midstream Partners LP, 6.55%, 7/15/19	36,000	37,776
MPLX LP, 4.875%, 6/1/25	140,000	146,780
MPLX LP, 4.50%, 4/15/38	20,000	19,577
MPLX LP, 5.20%, 3/1/47	10,000	10,322
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,100
ONEOK, Inc., 4.00%, 7/13/27	40,000	39,560
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	90,000	88,983
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	37,130	38,218
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	130,000	135,687
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	120,000	129,269
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	107,941
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	150,000	146,812
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	94,000	94,000
TransCanada PipeLines Ltd., 2.50%, 8/1/22	12,000	11,679
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,813
Williams Cos., Inc. (The), 4.55%, 6/24/24	220,000	222,750

Williams Partners LP, 5.10%, 9/15/45	50,000	51,905
		3,057,142
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories, 2.00%, 9/15/18	20,000	19,940
Abbott Laboratories, 3.75%, 11/30/26	115,000	114,263
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	78,917
Becton Dickinson and Co., 3.70%, 6/6/27	40,000	38,326
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	68,250
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	135,830
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	93,450
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	40,000	33,650
Medtronic, Inc., 2.50%, 3/15/20	40,000	39,785
Medtronic, Inc., 3.50%, 3/15/25	130,000	129,971
Medtronic, Inc., 4.375%, 3/15/35	50,000	53,020
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	49,875
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	66,111
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	27,050
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	40,000	45,295
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	29,778
		1,023,511
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,428
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	72,166
Aetna, Inc., 2.75%, 11/15/22	60,000	58,197
Anthem, Inc., 3.65%, 12/1/27	40,000	38,909
Anthem, Inc., 4.65%, 1/15/43	40,000	40,910
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	140,531
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	46,544
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	32,463
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	39,300
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	91,500
DaVita, Inc., 5.125%, 7/15/24	107,000	106,465
DaVita, Inc., 5.00%, 5/1/25	155,000	152,287
Encompass Health Corp., 5.75%, 11/1/24	55,000	55,963
Envision Healthcare Corp., 5.625%, 7/15/22	155,000	158,875
Express Scripts Holding Co., 3.40%, 3/1/27	130,000	123,405
HCA, Inc., 3.75%, 3/15/19	120,000	121,054
HCA, Inc., 7.50%, 2/15/22	215,000	238,381
HCA, Inc., 4.75%, 5/1/23	155,000	158,100
HCA, Inc., 5.00%, 3/15/24	110,000	112,337
HCA, Inc., 5.375%, 2/1/25	220,000	224,195
HCA, Inc., 4.50%, 2/15/27	70,000	68,513
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	95,712
Kindred Healthcare, Inc., 8.00%, 1/15/20	120,000	128,850
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	61,050
Mylan NV, 3.95%, 6/15/26	30,000	29,068
Northwell Healthcare, Inc., 4.26%, 11/1/47	30,000	29,326
NYU Hospitals Center, 4.43%, 7/1/42	30,000	31,264
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,410

Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	242,937
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	50,188
Tenet Healthcare Corp., 5.125%, 5/1/25(2)	150,000	146,062
Tenet Healthcare Corp., 7.00%, 8/1/25(2)	290,000	290,362
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	79,411
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	81,176
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	55,282
Universal Health Services, Inc., 5.00%, 6/1/26(2)	125,000	127,187
		3,603,808
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	130,000	127,319
Aramark Services, Inc., 5.125%, 1/15/24	65,000	66,463
Aramark Services, Inc., 5.00%, 4/1/25(2)	30,000	30,300
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	96,346
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	79,031
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	169,800
Golden Nugget, Inc., 6.75%, 10/15/24(2)	140,000	143,850
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	147,750
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	90,563
International Game Technology plc, 6.25%, 2/15/22(2)	170,000	179,987
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	85,000	88,780
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	45,000	45,675
McDonald's Corp., MTN, 4.45%, 3/1/47	70,000	71,538
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	29,697
McDonald's Corp., MTN, 4.70%, 12/9/35	20,000	21,527
MGM Resorts International, 6.00%, 3/15/23	135,000	143,944
MGM Resorts International, 4.625%, 9/1/26	50,000	49,125
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	175,000	174,125
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	47,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	32,277
Scientific Games International, Inc., 6.25%, 9/1/20	70,000	70,700
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	114,266
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	210,000	213,412
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	49,688
		2,283,663
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	5,000	5,088
Beazer Homes USA, Inc., 6.75%, 3/15/25	130,000	131,950
Beazer Homes USA, Inc., 5.875%, 10/15/27	90,000	85,725
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	50,000	51,875
Century Communities, Inc., 6.875%, 5/15/22	30,000	31,241
Lennar Corp., 4.50%, 4/30/24	160,000	159,200
Meritage Homes Corp., 5.125%, 6/6/27	190,000	188,100
Newell Brands, Inc., 4.20%, 4/1/26	105,000	104,152
PulteGroup, Inc., 5.50%, 3/1/26	100,000	101,625
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	60,000	61,800
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)	225,000	230,625
Toll Brothers Finance Corp., 4.35%, 2/15/28	50,000	47,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	265,000	274,937

William Lyon Homes, Inc., 5.875%, 1/31/25		115,000	115,000
			1,588,818
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		65,000	65,162
Spectrum Brands, Inc., 6.625%, 11/15/22		155,000	160,619
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,400
			267,181
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		30,000	29,896
General Electric Co., 4.125%, 10/9/42		30,000	28,098
General Electric Co., MTN, 4.375%, 9/16/20		85,000	87,692
Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24		100,000	107,440
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		203,000	210,866
			463,992
Insurance — 0.2%
Allianz SE, MTN, VRN, 4.75%, 10/24/23(3)	EUR	100,000	142,349
American International Group, Inc., 4.125%, 2/15/24		$110,000	112,978
American International Group, Inc., 4.50%, 7/16/44		40,000	39,883
AXA SA, 7.125%, 12/15/20	GBP	20,000	31,522
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	78,133
Berkshire Hathaway, Inc., 2.75%, 3/15/23		30,000	29,468
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	53,865
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	68,382
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	29,670
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	100,000	135,027
Fiore Capital LLC, VRDN, 1.50%, 3/1/18 (LOC: Wells Fargo Bank N.A.)(3)		$450,000	450,000
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25(3)	EUR	100,000	132,512
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	34,510
Genworth Holdings, Inc., VRN, 3.84%, 5/15/18, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	12,000
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	23,892
International Lease Finance Corp., 3.875%, 4/15/18		80,000	80,035
International Lease Finance Corp., 5.875%, 8/15/22		100,000	109,321
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	100,000	133,816
Liberty Mutual Group, Inc., VRN, 4.49%, 3/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(2)		$125,000	123,125
Markel Corp., 4.90%, 7/1/22		70,000	73,835
MetLife, Inc., 4.125%, 8/13/42		30,000	29,820
MetLife, Inc., 4.875%, 11/13/43		30,000	32,730
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	29,808
Prudential Financial, Inc., 3.94%, 12/7/49(2)		90,000	85,717
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	12,656
Travelers Cos., Inc. (The), 4.05%, 3/7/48(4)		30,000	29,809
Voya Financial, Inc., 5.70%, 7/15/43		50,000	58,710
Voya Financial, Inc., VRN, 5.65%, 5/15/23(3)		75,000	77,438
WR Berkley Corp., 4.625%, 3/15/22		40,000	41,801
WR Berkley Corp., 4.75%, 8/1/44		30,000	31,024
			2,323,836
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	194,629
Amazon.com, Inc., 3.15%, 8/22/27(2)		120,000	115,908

Amazon.com, Inc., 3.875%, 8/22/37(2)	30,000	29,985
JD.com, Inc., 3.875%, 4/29/26	143,000	139,322
		479,844
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	40,000	41,750
Netflix, Inc., 5.75%, 3/1/24	100,000	105,375
		147,125
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	15,000	15,263
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	94,275
Fidelity National Information Services, Inc., 3.00%, 8/15/26	100,000	93,783
First Data Corp., 7.00%, 12/1/23(2)	150,000	158,063
First Data Corp., 5.00%, 1/15/24(2)	80,000	80,800
First Data Corp., 5.75%, 1/15/24(2)	120,000	122,550
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	80,913
		645,647
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)	115,000	124,775
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	220,000	220,825
Media — 0.7%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	54,094
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	32,179
Altice Financing SA, 6.625%, 2/15/23(2)	260,000	260,325
Altice US Finance I Corp., 5.375%, 7/15/23(2)	100,000	101,875
Altice US Finance I Corp., 5.50%, 5/15/26(2)	50,000	49,625
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	97,625
AMC Networks, Inc., 4.75%, 8/1/25	190,000	184,537
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	243,000	252,120
Cablevision Systems Corp., 5.875%, 9/15/22	125,000	125,313
CBS Corp., 4.00%, 1/15/26	40,000	39,967
CBS Corp., 4.85%, 7/1/42	30,000	30,028
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	173,400
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	150,000	153,187
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	120,000	121,950
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	125,000	120,469
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	170,000	175,329
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	50,000	56,516
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,100
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	220,550
Comcast Corp., 6.40%, 5/15/38	100,000	127,261
Comcast Corp., 4.75%, 3/1/44	30,000	32,016
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	105,250
CSC Holdings LLC, 5.50%, 4/15/27(2)	90,000	88,875
Digicel Ltd., 6.00%, 4/15/21	86,000	83,205
Discovery Communications LLC, 5.625%, 8/15/19	32,000	33,267
Discovery Communications LLC, 3.95%, 3/20/28	140,000	134,672
DISH DBS Corp., 6.75%, 6/1/21	100,000	103,000
DISH DBS Corp., 5.00%, 3/15/23	130,000	119,925

DISH DBS Corp., 5.875%, 11/15/24	175,000	164,281
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	98,250
Gray Television, Inc., 5.875%, 7/15/26(2)	175,000	173,906
GTH Finance BV, 7.25%, 4/26/23(2)	87,000	95,297
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	6,089
Lamar Media Corp., 5.00%, 5/1/23	90,000	92,250
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,077
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	75,000	79,756
McClatchy Co. (The), 9.00%, 12/15/22	29,000	30,378
Myriad International Holdings BV, 6.00%, 7/18/20	86,000	90,744
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	52,148
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	49,308
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	141,050
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	110,000	111,636
Omnicom Group, Inc., 3.60%, 4/15/26	60,000	58,667
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,000
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	87,638
SFR Group SA, 7.375%, 5/1/26(2)	140,000	135,667
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	120,000	122,100
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	95,000
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	60,000	63,000
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	56,031
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	134,062
Time Warner Cable LLC, 6.75%, 7/1/18	35,000	35,471
Time Warner Cable LLC, 5.50%, 9/1/41	30,000	30,553
Time Warner Cable LLC, 4.50%, 9/15/42	30,000	27,197
Time Warner, Inc., 2.95%, 7/15/26	80,000	73,624
Time Warner, Inc., 3.80%, 2/15/27	60,000	58,174
Time Warner, Inc., 5.35%, 12/15/43	30,000	32,053
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)	115,000	114,875
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	157,462
Viacom, Inc., 3.125%, 6/15/22	10,000	9,886
Viacom, Inc., 4.25%, 9/1/23	55,000	56,484
Viacom, Inc., 4.375%, 3/15/43	20,000	18,050
Videotron Ltd., 5.00%, 7/15/22	75,000	77,531
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	150,000	147,562
VTR Finance BV, 6.875%, 1/15/24	129,000	134,805
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	12,000	11,650
WMG Acquisition Corp., 5.625%, 4/15/22(2)	144,000	147,780
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)	85,000	82,238
Ziggo Secured Finance BV, 5.50%, 1/15/27(2)	150,000	144,187
		6,563,577
Metals and Mining — 0.3%
AK Steel Corp., 7.00%, 3/15/27	90,000	91,969
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	80,812
Aleris International, Inc., 9.50%, 4/1/21(2)	40,000	42,150
Allegheny Technologies, Inc., 5.95%, 1/15/21	145,000	148,444
ArcelorMittal, 5.75%, 3/1/21	70,000	73,850
Arconic, Inc., 5.40%, 4/15/21	45,000	46,969

Arconic, Inc., 5.125%, 10/1/24	160,000	165,500
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	35,800
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(2)	220,000	214,362
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	90,000	93,150
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	52,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)	50,000	49,813
First Quantum Minerals Ltd., 6.875%, 3/1/26(2)	90,000	89,887
Freeport-McMoRan, Inc., 3.55%, 3/1/22	130,000	126,789
Freeport-McMoRan, Inc., 3.875%, 3/15/23	4,000	3,890
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	210,162
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	52,527
Kinross Gold Corp., 5.125%, 9/1/21	25,000	25,938
Lundin Mining Corp., 7.875%, 11/1/22(2)	70,000	74,375
Nexa Resources SA, 5.375%, 5/4/27	128,000	132,416
Novelis Corp., 6.25%, 8/15/24(2)	50,000	51,250
Novelis Corp., 5.875%, 9/30/26(2)	190,000	191,900
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(2)	71,000	70,522
Southern Copper Corp., 5.25%, 11/8/42	20,000	21,404
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	117,875
Steel Dynamics, Inc., 5.00%, 12/15/26	25,000	25,563
Teck Resources Ltd., 4.75%, 1/15/22	240,000	244,800
Teck Resources Ltd., 6.25%, 7/15/41	40,000	44,500
United States Steel Corp., 7.375%, 4/1/20	44,000	47,265
Vedanta Resources plc, 6.125%, 8/9/24(2)	121,000	121,987
		2,747,869
Multi-Utilities — 0.3%
AES Corp., 4.875%, 5/15/23	245,000	248,369
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	30,375
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	75,562
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	150,000	149,250
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	50,230
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(2)	40,000	38,219
Calpine Corp., 5.375%, 1/15/23	160,000	156,600
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	143,000	148,099
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	39,580
Dominion Energy, Inc., 6.40%, 6/15/18	120,000	121,380
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	9,686
Dominion Energy, Inc., 3.625%, 12/1/24	90,000	90,051
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	32,300
Duke Energy Corp., 3.15%, 8/15/27	10,000	9,486
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	67,514
Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	39,453
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	41,054
Dynegy, Inc., 7.375%, 11/1/22	160,000	169,000
Dynegy, Inc., 7.625%, 11/1/24	60,000	64,800
Exelon Corp., 5.15%, 12/1/20	70,000	73,351
Exelon Corp., 4.45%, 4/15/46	20,000	20,361
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,346
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	31,606

FirstEnergy Corp., 4.25%, 3/15/23	70,000	72,123
FirstEnergy Corp., 4.85%, 7/15/47	20,000	21,104
Florida Power & Light Co., 3.95%, 3/1/48	30,000	30,148
Georgia Power Co., 4.30%, 3/15/42	30,000	30,662
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)	57,000	64,702
KazTransGas JSC, 4.375%, 9/26/27(2)	114,000	109,444
Listrindo Capital BV, 4.95%, 9/14/26	57,000	55,507
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	64,714
NiSource, Inc., 5.65%, 2/1/45	40,000	47,714
NRG Energy, Inc., 6.25%, 7/15/22	100,000	103,750
NRG Energy, Inc., 6.25%, 5/1/24	155,000	161,200
NRG Energy, Inc., 7.25%, 5/15/26	75,000	80,430
Pacific Gas & Electric Co., 4.00%, 12/1/46	50,000	46,239
Pampa Energia SA, 7.50%, 1/24/27	114,000	119,700
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	114,000	119,897
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	40,876
Progress Energy, Inc., 3.15%, 4/1/22	40,000	39,960
Sempra Energy, 2.875%, 10/1/22	70,000	68,880
Sempra Energy, 3.25%, 6/15/27	50,000	47,870
Sempra Energy, 4.00%, 2/1/48	30,000	28,129
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	18,801
Southern Power Co., 5.15%, 9/15/41	20,000	21,578
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	19,085
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	73,863
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	29,435
		3,263,483
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20	70,000	69,912
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	80,000	74,882
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	60,000	36,600
		181,394
Oil, Gas and Consumable Fuels — 0.9%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	100,000	107,000
Anadarko Petroleum Corp., 5.55%, 3/15/26	68,000	74,382
Anadarko Petroleum Corp., 6.45%, 9/15/36	28,000	33,450
Antero Resources Corp., 5.125%, 12/1/22	145,000	146,994
Antero Resources Corp., 5.625%, 6/1/23	35,000	36,050
Antero Resources Corp., 5.00%, 3/1/25	40,000	40,500
Apache Corp., 4.75%, 4/15/43	30,000	29,749
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	68,600
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	13,000	13,276
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	70,525
Cenovus Energy, Inc., 4.25%, 4/15/27	20,000	19,582
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	72,000	76,860
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	150,000	148,500
Chevron Corp., 2.10%, 5/16/21	50,000	48,868
Cimarex Energy Co., 4.375%, 6/1/24	50,000	51,950
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	138,371
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	51,081

CNX Resources Corp., 5.875%, 4/15/22	225,000	226,828
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20	125,000	130,000
Concho Resources, Inc., 4.375%, 1/15/25	80,000	81,967
Concho Resources, Inc., 4.875%, 10/1/47	20,000	20,734
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	38,485
Continental Resources, Inc., 5.00%, 9/15/22	165,000	167,887
Continental Resources, Inc., 3.80%, 6/1/24	125,000	121,875
Denbury Resources, Inc., 9.00%, 5/15/21(2)	50,000	51,375
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	55,875
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	103,950
Ecopetrol SA, 5.875%, 5/28/45	185,000	186,156
Encana Corp., 6.50%, 2/1/38	30,000	36,558
EOG Resources, Inc., 5.625%, 6/1/19	24,000	24,830
EOG Resources, Inc., 4.10%, 2/1/21	40,000	41,111
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)	90,000	66,825
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	90,000	93,150
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	76,939
Exxon Mobil Corp., 3.04%, 3/1/26	10,000	9,784
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	30,000	28,200
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	105,000	96,075
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)	400,000	427,314
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	79,000	85,986
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	79,000	97,017
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	120,000	117,300
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	74,062
Gulfport Energy Corp., 6.375%, 5/15/25	175,000	173,250
Halcon Resources Corp., 6.75%, 2/15/25	135,000	137,025
Hess Corp., 6.00%, 1/15/40	40,000	42,540
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	40,000	40,900
Laredo Petroleum, Inc., 6.25%, 3/15/23	70,000	71,050
Lukoil International Finance BV, 4.75%, 11/2/26(2)	121,000	125,385
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,704
Marathon Oil Corp., 4.40%, 7/15/27	60,000	61,080
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	85,750
MEG Energy Corp., 6.50%, 1/15/25(2)	75,000	73,875
Murphy Oil Corp., 4.45%, 12/1/22	90,000	89,100
Newfield Exploration Co., 5.75%, 1/30/22	85,000	90,100
Newfield Exploration Co., 5.375%, 1/1/26	50,000	51,875
Noble Energy, Inc., 4.15%, 12/15/21	60,000	61,582
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	179,703
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	160,000	159,200
Petrobras Global Finance BV, 8.75%, 5/23/26	170,000	199,724
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	212,080
Petrobras Global Finance BV, 7.25%, 3/17/44	100,000	101,750
Petroleos Mexicanos, 6.00%, 3/5/20	52,000	54,686
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,589
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	28,965
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	85,500
Petroleos Mexicanos, 5.35%, 2/12/28(2)	120,000	118,500

Petroleos Mexicanos, 6.625%, 6/15/35	30,000	31,175
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	53,880
Phillips 66, 4.30%, 4/1/22	70,000	72,753
Phillips 66, 3.90%, 3/15/28(4)	40,000	39,999
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)	114,000	115,153
QEP Resources, Inc., 5.375%, 10/1/22	150,000	153,000
Range Resources Corp., 5.00%, 8/15/22	155,000	153,450
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	257,000	271,543
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	185,602
Reliance Industries Ltd., 3.67%, 11/30/27(2)	65,000	61,816
Saka Energi Indonesia PT, 4.45%, 5/5/24	114,000	112,515
Sanchez Energy Corp., 7.75%, 6/15/21	125,000	120,000
Sanchez Energy Corp., 6.125%, 1/15/23	75,000	56,625
Shell International Finance BV, 2.375%, 8/21/22	80,000	77,887
Shell International Finance BV, 3.625%, 8/21/42	55,000	51,498
Shell International Finance BV, 4.55%, 8/12/43	4,000	4,305
SM Energy Co., 6.50%, 1/1/23	45,000	45,225
SM Energy Co., 5.00%, 1/15/24	70,000	66,150
Southwestern Energy Co., 6.70%, 1/23/25	150,000	147,750
Statoil ASA, 2.45%, 1/17/23	80,000	77,581
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	107,800
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	132,300
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	25,733
Total Capital Canada Ltd., 2.75%, 7/15/23	8,000	7,844
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(2)	121,000	117,463
Whiting Petroleum Corp., 5.75%, 3/15/21	140,000	143,500
WPX Energy, Inc., 6.00%, 1/15/22	100,000	104,250
WPX Energy, Inc., 8.25%, 8/1/23	65,000	73,938
YPF SA, 8.50%, 7/28/25	114,000	126,859
YPF SA, 6.95%, 7/21/27	114,000	115,106
		8,772,634
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	50,000	49,388
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	41,512
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,358
Actavis, Inc., 3.25%, 10/1/22	88,000	86,895
Allergan Funding SCS, 3.85%, 6/15/24	80,000	80,037
Allergan Funding SCS, 4.55%, 3/15/35	40,000	40,030
Endo DAC / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	35,000	26,425
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)	130,000	97,175
Quintiles IMS, Inc., 4.875%, 5/15/23(2)	150,000	154,875
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	193,313
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	150,000	139,116
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	150,000	122,560
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)	115,000	112,556
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)	130,000	126,913
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	100,125

Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	133,687
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)	50,000	52,875
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	120,000	105,675
Zoetis, Inc., 3.00%, 9/12/27	30,000	28,204
		1,610,819
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	41,400
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	104,967
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	33,604
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	12,766
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	80,775
CSX Corp., 3.40%, 8/1/24	60,000	59,825
CSX Corp., 3.25%, 6/1/27	40,000	38,310
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	20,046
Union Pacific Corp., 4.75%, 9/15/41	80,000	89,213
		439,506
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22	23,000	25,357
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	47,306
Micron Technology, Inc., 5.50%, 2/1/25	23,000	23,978
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	75,375
		172,016
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	270,232
Microsoft Corp., 2.70%, 2/12/25	100,000	96,634
Microsoft Corp., 3.125%, 11/3/25	90,000	88,896
Microsoft Corp., 3.45%, 8/8/36	20,000	19,429
Microsoft Corp., 4.25%, 2/6/47	130,000	139,032
Oracle Corp., 3.625%, 7/15/23	90,000	92,044
Oracle Corp., 2.65%, 7/15/26	50,000	46,777
Oracle Corp., 4.00%, 7/15/46	100,000	99,062
Quintiles IMS, Inc., 5.00%, 10/15/26(2)	45,000	45,304
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	155,000	161,975
Tencent Holdings Ltd., 3.80%, 2/11/25(2)	86,000	86,563
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	200,000	194,477
		1,340,425
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	210,000	218,925
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	70,000	70,088
Beacon Escrow Corp., 4.875%, 11/1/25(2)	100,000	98,030
Herc Rentals, Inc., 7.50%, 6/1/22(2)	60,000	64,500
Hertz Corp. (The), 7.375%, 1/15/21	90,000	90,000
Hertz Corp. (The), 6.25%, 10/15/22	65,000	61,892
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	134,207
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	89,717
Lowe's Cos., Inc., 3.10%, 5/3/27	50,000	47,900
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	76,969
PetSmart, Inc., 7.125%, 3/15/23(2)	200,000	128,480

PetSmart, Inc., 5.875%, 6/1/25(2)	60,000	47,100
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	64,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	75,375
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	48,125
United Rentals North America, Inc., 4.625%, 7/15/23	110,000	112,888
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	206,750
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	51,300
		1,686,996
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.85%, 5/6/21	60,000	60,124
Apple, Inc., 3.00%, 2/9/24	20,000	19,755
Apple, Inc., 2.50%, 2/9/25	205,000	193,775
Apple, Inc., 2.45%, 8/4/26	50,000	46,371
Apple, Inc., 3.20%, 5/11/27	70,000	68,297
Apple, Inc., 2.90%, 9/12/27	20,000	18,949
CommScope Technologies LLC, 6.00%, 6/15/25(2)	170,000	176,426
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	195,000	210,645
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	170,000	182,159
EMC Corp., 2.65%, 6/1/20	50,000	48,668
NCR Corp., 5.00%, 7/15/22	100,000	100,750
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	50,550
		1,176,469
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	89,550
L Brands, Inc., 5.625%, 2/15/22	140,000	146,300
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	100,000	100,000
		335,850
Transportation and Logistics†
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	286,000	284,433
Utilities†
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	114,000	123,690
State Grid Overseas Investment 2016 Ltd., 3.50%, 5/4/27(2)	228,000	221,145
		344,835
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	114,000	117,990
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	114,000	119,842
Digicel Group Ltd., 8.25%, 9/30/20	80,000	75,100
Millicom International Cellular SA, 5.125%, 1/15/28(2)	143,000	140,140
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(2)	117,000	124,763
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	217,360
Sprint Corp., 7.25%, 9/15/21	80,000	83,700
Sprint Corp., 7.875%, 9/15/23	70,000	72,625
Sprint Corp., 7.125%, 6/15/24	315,000	310,866
T-Mobile USA, Inc., 6.625%, 4/1/23	50,000	51,895
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	137,475
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	107,500
VEON Holdings BV, 5.20%, 2/13/19(2)	171,000	174,249
		1,733,505
TOTAL CORPORATE BONDS (Cost $77,428,380)		77,205,727

U.S. TREASURY SECURITIES — 6.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	160,767
U.S. Treasury Bonds, 4.375%, 11/15/39	250,000	302,476
U.S. Treasury Bonds, 3.00%, 5/15/42	450,000	442,784
U.S. Treasury Bonds, 2.875%, 5/15/43	950,000	910,534
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	44,480
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	160,000	160,144
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	97,777
U.S. Treasury Bonds, 2.50%, 2/15/45	1,710,000	1,514,753
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	586,383
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	48,832
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,428,392	1,570,869
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	244,490	279,041
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,468,695	2,914,634
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	410,609	511,270
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	720,060	689,410
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	332,401	307,707
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,216,447	1,328,889
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,277,206	1,207,777
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	919,134	893,582
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	736,456	737,190
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	684,012	700,415
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,210,840	4,198,152
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,591,985	2,653,214
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	2,600,375	2,577,444
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,415,960	1,398,882
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	152,054	149,689
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,465,646	2,437,646
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,548,644	1,519,802
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	1,483,062	1,475,246
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	792,405	794,519
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,419,504	2,701,867
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,902,395	1,868,048
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,245,012	1,238,338
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,548,187	3,388,946
U.S. Treasury Notes, 1.00%, 3/15/18	400,000	399,956
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	499,547
U.S. Treasury Notes, 1.125%, 1/31/19	2,800,000	2,776,102
U.S. Treasury Notes, 1.75%, 9/30/19	50,000	49,649
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,333,230
U.S. Treasury Notes, 1.875%, 12/31/19	700,000	695,434
U.S. Treasury Notes, 1.375%, 1/15/20(5)	300,000	295,207
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	835,208
U.S. Treasury Notes, 1.50%, 5/15/20	550,000	540,482
U.S. Treasury Notes, 1.50%, 5/31/20	200,000	196,402
U.S. Treasury Notes, 1.375%, 9/15/20	300,000	292,828
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	76,287
U.S. Treasury Notes, 2.00%, 10/31/21	3,300,000	3,238,254
U.S. Treasury Notes, 2.00%, 12/31/21(5)	200,000	195,965

U.S. Treasury Notes, 1.875%, 1/31/22	2,550,000	2,484,706
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	971,699
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	777,391
U.S. Treasury Notes, 2.25%, 8/15/27	505,000	478,507
TOTAL U.S. TREASURY SECURITIES (Cost $58,352,054)		57,948,361
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 2.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.3%
FHLMC, VRN, 1.83%, 3/15/18	20,560	21,181
FHLMC, VRN, 1.92%, 3/15/18	37,333	38,495
FHLMC, VRN, 2.31%, 3/15/18	116,765	115,495
FHLMC, VRN, 2.38%, 3/15/18	403,360	402,099
FHLMC, VRN, 3.08%, 3/15/18	282,943	284,886
FHLMC, VRN, 3.23%, 3/15/18	26,014	26,738
FHLMC, VRN, 3.32%, 3/15/18	49,803	52,205
FHLMC, VRN, 3.38%, 3/15/18	52,070	54,936
FHLMC, VRN, 3.41%, 3/15/18	116,047	122,205
FHLMC, VRN, 3.63%, 3/15/18	9,009	9,392
FHLMC, VRN, 3.65%, 3/15/18	36,947	37,758
FHLMC, VRN, 3.65%, 3/15/18	33,416	35,353
FHLMC, VRN, 4.06%, 3/15/18	39,519	40,937
FHLMC, VRN, 4.07%, 3/15/18	40,077	41,699
FNMA, VRN, 2.92%, 3/25/18	172,614	174,143
FNMA, VRN, 3.08%, 3/25/18	17,637	18,281
FNMA, VRN, 3.11%, 3/25/18	81,802	84,904
FNMA, VRN, 3.12%, 3/25/18	66,772	69,334
FNMA, VRN, 3.14%, 3/25/18	59,394	61,578
FNMA, VRN, 3.14%, 3/25/18	136,936	142,138
FNMA, VRN, 3.18%, 3/25/18	119,264	119,495
FNMA, VRN, 3.19%, 3/25/18	216,657	216,780
FNMA, VRN, 3.20%, 3/25/18	131,456	131,573
FNMA, VRN, 3.25%, 3/25/18	160,512	162,710
FNMA, VRN, 3.32%, 3/25/18	51,996	54,745
FNMA, VRN, 3.32%, 3/25/18	50,537	51,480
FNMA, VRN, 3.54%, 3/25/18	38,040	39,270
FNMA, VRN, 3.54%, 3/25/18	23,817	24,918
FNMA, VRN, 3.56%, 3/25/18	14,316	14,878
FNMA, VRN, 3.93%, 3/25/18	46,978	48,493
		2,698,099
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, 4.50%, 1/1/19	5,779	5,834
FHLMC, 7.00%, 8/1/29	605	648
FHLMC, 8.00%, 7/1/30	5,746	6,635
FHLMC, 5.50%, 12/1/33	36,993	41,105
FHLMC, 6.00%, 11/1/38	175,030	195,519
FNMA, 3.00%, 3/13/18(7)	1,700,000	1,647,605
FNMA, 3.50%, 3/13/18(7)	3,185,000	3,179,774
FNMA, 4.00%, 3/13/18(7)	2,350,000	2,407,511
FNMA, 4.50%, 3/13/18(7)	500,000	523,730
FNMA, 5.00%, 9/1/20	10,294	10,465

FNMA, 7.00%, 6/1/26	280	308
FNMA, 7.00%, 1/1/29	3,747	4,007
FNMA, 6.50%, 4/1/29	8,598	9,582
FNMA, 6.50%, 8/1/29	3,906	4,354
FNMA, 6.50%, 12/1/29	10,827	12,067
FNMA, 7.00%, 3/1/30	2,089	2,257
FNMA, 8.00%, 7/1/30	5,001	5,110
FNMA, 7.50%, 9/1/30	1,572	1,838
FNMA, 5.00%, 7/1/31	5,461	5,842
FNMA, 7.00%, 9/1/31	8,683	9,445
FNMA, 6.50%, 1/1/32	1,873	2,088
FNMA, 6.50%, 8/1/32	4,082	4,550
FNMA, 6.50%, 11/1/32	41,101	45,815
FNMA, 5.50%, 6/1/33	13,556	14,912
FNMA, 5.50%, 8/1/33	22,342	24,552
FNMA, 5.00%, 11/1/33	164,432	178,087
FNMA, 4.50%, 9/1/35	85,988	90,580
FNMA, 5.00%, 2/1/36	121,626	131,349
FNMA, 5.50%, 1/1/37	84,357	92,726
FNMA, 6.50%, 8/1/37	50,852	54,989
FNMA, 5.00%, 4/1/40	315,457	341,041
FNMA, 4.00%, 1/1/41	1,022,402	1,060,530
FNMA, 4.50%, 7/1/41	433,232	458,436
FNMA, 4.50%, 9/1/41	39,420	41,658
FNMA, 4.00%, 12/1/41	304,187	314,383
FNMA, 3.50%, 5/1/42	234,431	235,614
FNMA, 3.50%, 6/1/42	141,872	142,587
FNMA, 3.00%, 11/1/42	483,850	473,135
FNMA, 3.50%, 5/1/45	654,613	655,023
FNMA, 3.50%, 2/1/46	1,225,213	1,225,961
FNMA, 6.50%, 8/1/47	10,033	10,880
FNMA, 6.50%, 9/1/47	11,792	12,742
FNMA, 6.50%, 9/1/47	707	765
FNMA, 6.50%, 9/1/47	6,200	6,693
FNMA, 6.50%, 9/1/47	4,545	4,902
GNMA, 2.50%, 3/20/18(7)	35,000	33,100
GNMA, 3.00%, 3/20/18(7)	700,000	684,469
GNMA, 3.50%, 3/20/18(7)	275,000	276,558
GNMA, 4.00%, 3/20/18(7)	585,000	600,219
GNMA, 7.50%, 10/15/25	1,077	1,099
GNMA, 6.00%, 3/15/26	3,267	3,633
GNMA, 7.00%, 12/15/27	2,941	2,964
GNMA, 6.50%, 2/15/28	465	518
GNMA, 7.50%, 5/15/30	2,727	2,796
GNMA, 7.00%, 5/15/31	11,228	12,751
GNMA, 5.50%, 11/15/32	23,014	25,355
GNMA, 6.50%, 10/15/38	312,468	361,682
GNMA, 4.50%, 5/20/41	275,961	290,342
GNMA, 4.50%, 6/15/41	340,739	362,551

GNMA, 3.50%, 4/20/45		89,063	89,773
GNMA, 2.50%, 7/20/46		134,193	127,074
GNMA, 2.50%, 8/20/46		286,441	271,260
			16,843,778
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,567,160)			19,541,877
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.5%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$121,000	123,119
Argentine Republic Government International Bond, 5.875%, 1/11/28		$30,000	28,091
			151,210
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	240,007
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	84,322
			324,329
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	69,000	97,619
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	41,000	50,359
Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	29,000	52,821
			200,799
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	27,000	50,857
Canada — 0.2%
Canadian Government Bond, 1.00%, 9/1/22	CAD	1,050,000	782,844
Canadian Government Bond, 4.00%, 6/1/41	CAD	100,000	99,979
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	144,641
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	158,734
Province of Quebec Canada, 3.00%, 9/1/23	CAD	135,000	108,007
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	116,048
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	16,842
			1,427,095
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	520,000,000	893,690
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	103,725
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	128,150
			231,875
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	34,047
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	39,333
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,646
			55,979
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	58,000	88,751
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	203,424
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	180,944
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	218,169
			602,537

Germany — 0.1%
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	185,000	228,925
Bundesrepublik Deutschland, 0.00%, 8/15/26(8)	EUR	365,000	427,405
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	248,000	294,954
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	34,000	58,463
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	24,000	50,072
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	56,000	87,411
			1,147,230
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	62,800,000	337,715
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	106,490
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	42,548
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	278,398
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	199,000	320,475
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	130,000	170,518
Republic of Italy Government International Bond, 6.875%, 9/27/23		$60,000	70,014
			881,953
Japan — 0.3%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	764,665
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	360,874
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	238,412
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	126,100,000	1,399,696
			2,763,647
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	63,627
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	116,905
Mexican Bonos, 10.00%, 11/20/36	MXN	11,950,000	768,305
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	199,950
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$48,000	46,320
			1,131,480
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(8)	EUR	65,000	79,805
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	100,000	121,334
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	27,000	44,337
			245,476
New Zealand†
New Zealand Government Bond, 5.50%, 4/15/23	NZD	50,000	41,387
Nigeria†
Nigeria Government International Bond, 6.50%, 11/28/27(2)		$100,000	101,358
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	85,000	11,030
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	51,820
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	71,850
			123,670

Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	67,009
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	74,528
			141,537
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	25,104
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	339,404
			364,508
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	71,460
South Africa — 0.1%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	3,650,000	354,624
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	4,200,000	340,880
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	114,383
			809,887
Sweden†
Sweden Government Bond, 2.50%, 5/12/25	SEK	565,000	78,306
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	173,080
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,297
			177,377
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	113,596
Turkey†
Turkey Government International Bond, 7.50%, 11/7/19		$130,000	138,074
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	202,000	280,385
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	399,354
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	140,617
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	4,645
			825,001
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	28,425
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $13,141,479)			13,764,403
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.7%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp. Series 2003-4, Class A4, 5.50%, 3/25/33		11,235	11,348
Adjustable Rate Mortgage Trust Series 2004-4, Class 4A1, VRN, 3.46%, 3/1/18(9)		23,501	23,738
Banc of America Mortgage Trust Series 2004-E, Class 2A6 SEQ, VRN, 3.82%, 3/1/18(9)		96,927	96,781
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-8, Class 2A1, VRN, 3.63%, 3/1/18(9)		25,687	25,103
Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1, Class A4, VRN, 3.42%, 3/1/18(9)		36,345	35,502
Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1, Class A5, VRN, 3.25%, 3/1/18(9)		80,271	79,618
Citigroup Mortgage Loan Trust, Inc. Series 2005-4, Class A, VRN, 3.55%, 3/1/18(9)		35,066	34,908
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates Series 2005-3, Class 1A1, VRN, 5.41%, 3/1/18(9)		85,308	81,433
Credit Suisse Mortgage Trust Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 3/1/18(2)(9)		114,190	114,094
CSMC Trust Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 3/1/18(2)(9)		190,303	190,360
First Horizon Alternative Mortgage Securities Trust Series 2004-AA4, Class A1, VRN, 3.35%, 3/1/18(9)		73,969	73,966
First Horizon Mortgage Pass-Through Trust Series 2005-AR3, Class 4A1, VRN, 3.34%, 3/1/18(9)		26,692	26,452

Flagstar Mortgage Trust Series 2017-2, Class A5 SEQ, VRN, 3.50%, 3/1/18(2)(9)	180,378	180,590
GSR Mortgage Loan Trust Series 2004-7, Class 3A1, VRN, 3.23%, 3/1/18(9)	50,476	50,052
GSR Mortgage Loan Trust Series 2004-AR5, Class 3A3, VRN, 3.55%, 3/1/18(9)	68,506	69,016
GSR Mortgage Loan Trust Series 2005-AR1, Class 3A1, VRN, 3.66%, 3/1/18(9)	76,857	77,474
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, VRN, 3.62%, 3/1/18(9)	107,450	109,976
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5, VRN, 3.52%, 3/1/18(9)	34,002	34,363
JPMorgan Mortgage Trust Series 2005-A4, Class 1A1, VRN, 3.54%, 3/1/18(9)	37,052	37,253
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1, VRN, 3.66%, 3/1/18(9)	20,665	20,700
JPMorgan Mortgage Trust Series 2006-A3, Class 7A1, VRN, 3.74%, 3/1/18(9)	52,428	53,221
JPMorgan Mortgage Trust Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/18(2)(9)	71,901	70,131
JPMorgan Mortgage Trust Series 2016-4, Class A3, VRN, 3.50%, 3/1/18(2)(9)	62,201	61,706
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7, VRN, 3.47%, 3/1/18(9)	148,096	152,453
Merrill Lynch Mortgage Investors Trust Series 2005-3, Class 2A, VRN, 3.33%, 3/25/18(9)	62,739	62,251
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A1, VRN, 3.53%, 3/1/18(9)	44,085	43,709
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2, VRN, 3.53%, 3/1/18(9)	17,634	18,064
New Residential Mortgage Loan Trust Series 2017-2A, Class A3, VRN, 4.00%, 3/1/18(2)(9)	155,788	159,388
PHHMC Mortgage Pass-Through Certificates Series 2007-6, Class A1, VRN, 5.90%, 3/1/18(9)	5,083	5,249
Sequoia Mortgage Trust Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/18(9)	9,979	10,057
Sequoia Mortgage Trust Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	67,594	68,645
Sequoia Mortgage Trust Series 2017-1, Class A1, VRN, 3.50%, 3/1/18(2)(9)	161,733	160,362
Sequoia Mortgage Trust Series 2017-5, Class A4 SEQ, VRN, 3.50%, 3/1/18(2)(9)	224,507	225,023
Sequoia Mortgage Trust Series 2017-7, Class A4 SEQ, VRN, 3.50%, 3/1/18(2)(9)	191,231	191,755
Sequoia Mortgage Trust Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 3/1/18(2)(9)	91,583	93,171
Sequoia Mortgage Trust Series 2018-2, Class A4 SEQ, VRN, 3.50%, 3/1/18(2)(9)	198,628	199,084
Sofi Mortgage Trust Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 3/1/18(2)(9)	68,754	65,545
Structured Adjustable Rate Mortgage Loan Trust Series 2004-6, Class 3A2, VRN, 3.44%, 3/1/18(9)	85,096	88,870
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 2A1, VRN, 3.50%, 3/1/18(9)	40,591	40,864
Thornburg Mortgage Securities Trust Series 2004-3, Class A, VRN, 2.36%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.74%	64,694	61,833
WaMu Mortgage Pass-Through Certificates Series 2003-S11, Class 3A5, 5.95%, 11/25/33	46,127	48,585
WaMu Mortgage Pass-Through Certificates Series 2005-AR3, Class A1, VRN, 3.34%, 3/1/18(9)	140,866	138,899
WaMu Mortgage Pass-Through Certificates Series 2005-AR7, Class A3, VRN, 3.27%, 3/1/18(9)	79,511	80,235
Wells Fargo Mortgage-Backed Securities Trust Series 2004-S, Class A1, VRN, 3.52%, 3/1/18(9)	57,056	58,542
Wells Fargo Mortgage-Backed Securities Trust Series 2004-Z, Class 2A2, VRN, 3.74%, 3/1/18(9)	65,745	67,116
Wells Fargo Mortgage-Backed Securities Trust Series 2005-17, Class 1A1, 5.50%, 1/25/36	38,028	37,625
Wells Fargo Mortgage-Backed Securities Trust Series 2005-9, Class 2A6, 5.25%, 10/25/35	74,767	76,985
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR10, Class 1A1, VRN, 3.57%, 3/1/18(9)	155,468	163,872
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR10, Class 2A17, VRN, 3.62%, 3/1/18(9)	64,543	66,475
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR12, Class 2A6, VRN, 3.66%, 3/1/18(9)	19,862	20,308
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16, Class 3A2, VRN, 3.68%, 3/1/18(9)	42,161	42,756
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR4, Class 2A1, VRN, 3.73%, 3/1/18(9)	38,784	39,183
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR7, Class 1A1, VRN, 3.37%, 3/1/18(9)	91,435	92,202
Wells Fargo Mortgage-Backed Securities Trust Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	59,010	59,234
Wells Fargo Mortgage-Backed Securities Trust Series 2006-4, Class 2A1, 6.00%, 4/25/36	46,956	46,789
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 1A1, VRN, 3.51%, 3/1/18(9)	62,842	61,466
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR12, Class 1A1, VRN, 3.75%, 3/1/18(9)	60,744	60,825
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 3/1/18(9)	50,384	48,320
Wells Fargo Mortgage-Backed Securities Trust Series 2007-13, Class A1, 6.00%, 9/25/37	26,969	27,198
Wells Fargo Mortgage-Backed Securities Trust Series 2007-14, Class 2A2, 5.50%, 10/25/22	15,067	15,437
Wells Fargo Mortgage-Backed Securities Trust Series 2007-15, Class A1, 6.00%, 11/25/37	35,213	35,089

Wells Fargo Mortgage-Backed Securities Trust Series 2007-16, Class 1A1, 6.00%, 12/28/37	13,189	13,829
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR10, Class 1A1, VRN, 3.73%, 3/1/18(9)	55,196	52,932
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR7, Class A1, VRN, 3.71%, 3/1/18(9)	39,742	38,768
Wells Fargo Mortgage-Backed Securities Trust Series 2008-1, Class 4A1, 5.75%, 2/25/38	30,904	32,617
		4,629,395
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC Series 2016-DNA4, Class M2, VRN, 2.92%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.30%	5,000	5,065
FHLMC Series 2016-HQA3, Class M2, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	75,000	76,247
FHLMC Series 2017-DNA2, Class M1, VRN, 2.82%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.20%	28,671	29,030
FHLMC Series 2018-DNA1, Class M1, VRN, 2.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.45%	99,426	99,298
FHLMC Series KF29, Class A, VRN, 1.94%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.36%	382,932	384,037
FHLMC Series KF32, Class A, VRN, 1.95%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.37%	395,823	397,985
FNMA Series 2014-C02, Class 1M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	55,000	58,688
FNMA Series 2014-C02, Class 2M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	287,391	304,334
FNMA Series 2016-C04, Class 1M1, VRN, 3.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.45%	59,787	60,319
FNMA Series 2016-C05, Class 2M1, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	51,170	51,450
FNMA Series 2017-C01, Class 1M1, VRN, 2.92%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.30%	121,769	122,894
FNMA Series 2017-C03, Class 1M2, VRN, 4.62%, 3/26/18, resets monthly off the 1-month LIBOR plus 3.00%	75,000	80,186
FNMA Series 2017-C06, Class 2M2, VRN, 4.42%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.80%	100,000	104,644
FNMA Series 2017-C07, Class 1M2, VRN, 4.02%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.40%	50,000	51,503
		1,825,680
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,448,291)		6,455,075
ASSET-BACKED SECURITIES(6) — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	16,667	16,667
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	350,000	348,990
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	75,016
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	162,114	159,181
CBAM 2018-5 Ltd., Series 2018-5A, Class A, VRN, 3.32%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)(4)	175,000	175,000
CBAM 2018-5 Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.40%(2)(4)	50,000	50,000
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.84%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	411,863	415,022
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 2.27%, 4/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)(4)	175,000	175,044
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	45,091	45,073
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	61,411	61,294
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(2)	135,151	134,699
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	300,000	298,178
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	25,231	24,967
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	134,498	132,177
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	142,336	140,701
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	217,262	216,832
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.27%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	225,000	225,247
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.52%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)	75,000	75,407
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	83,089	81,555
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	69,969	69,094
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	79,105	77,297
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	233,529	228,288

Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 2.99%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	174,828	176,592
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	175,000	174,641
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	100,000	99,790
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	109,471	108,447
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	83,358	83,137
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	89,539	88,921
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	38,704	38,249
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 4/12/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)(4)	325,000	325,000
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 3/1/18(2)(9)	167,803	166,485
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 3/1/18(2)(9)	216,393	213,884
Towd Point Mortgage Trust 2015-1, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 3/1/18(2)(9)	175,000	174,887
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	62,967	67,114
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	46,361	46,969
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	183,904	180,848
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	222,882	217,376
TOTAL ASSET-BACKED SECURITIES (Cost $5,417,602)		5,388,069
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust Series 2014-ICTS, Class A, VRN, 2.39%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.80%(2)	163,305	163,433
Bank of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P, Class B, 3.49%, 4/14/33(2)	100,000	98,851
BB-UBS Trust Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	300,000	298,583
Commercial Mortgage Pass-Through Certificates Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 3/1/18(9)	250,000	260,219
Commercial Mortgage Pass-Through Certificates Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/18(9)	225,000	231,959
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5, Class AM, VRN, 4.19%, 3/1/18(9)	200,000	203,707
Commercial Mortgage Pass-Through Certificates Series 2015-CR22, Class AM, VRN, 3.60%, 3/1/18(9)	275,000	274,653
Commercial Mortgage Pass-Through Certificates Series 2016-CR28, Class B, VRN, 4.65%, 3/1/18(9)	50,000	52,230
Commercial Mortgage Trust Series 2016-CD2, Class A4, SEQ, VRN, 3.53%, 3/1/18(9)	200,000	200,524
Commercial Mortgage Trust Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	200,000	197,031
Core Industrial Trust Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	300,000	299,612
DBCG Mortgage Trust Series 2017-BBG, Class A, VRN, 2.29%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	400,000	401,298
GS Mortgage Securities Corp. II Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	74,069
GS Mortgage Securities Corp. II Series 2016-GS2, Class B, VRN, 3.76%, 3/1/18(9)	200,000	200,087
Hudson Yards Mortgage Trust Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	378,869
Irvine Core Office Trust Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/18(2)(9)	350,000	348,957
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B, VRN, 4.34%, 3/1/18(9)	100,000	101,048
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	80,000	79,710
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class AS, 4.52%, 12/15/46	100,000	104,807
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class A, VRN, 2.49%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.90%(2)	400,000	400,251
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	95,273
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	96,907
Morgan Stanley Capital I Trust Series 2014-CPT, Class C, VRN, 3.45%, 3/1/18(2)(9)	225,000	223,384
UBS Commercial Mortgage Trust Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	243,982
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,083,438)		5,029,444
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	139,470

Chicago Midway International Airport Rev., VRDN, 1.06%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	420,000	420,000
Illinois Housing Development Authority Rev., VRDN, 1.57%, 3/1/18, resets weekly off the remarketing agent (SBBPA: FHLB)	1,200,000	1,200,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	67,572
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,359
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,700
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	102,962
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	42,763
New York City GO, 6.27%, 12/1/37	5,000	6,572
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	87,920
Pasadena Public Financing Authority Rev., VRDN, 1.67%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	570,000	570,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	41,119
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	10,822
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.13%, 3/7/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	105,623
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	140,000	172,945
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	51,298
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,380
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,156
Santa Clara Valley Transportation Authority Rev., (Build America Bonds), 5.88%, 4/1/32	55,000	65,495
State of California GO, 6.65%, 3/1/22	20,000	22,296
State of California GO, 7.55%, 4/1/39	20,000	30,188
State of California GO, 7.30%, 10/1/39	45,000	65,016
State of California GO, (Building Bonds), 7.60%, 11/1/40	40,000	61,603
State of Connecticut GO, 1.42%, 3/15/18	240,000	239,923
State of Illinois GO, 5.10%, 6/1/33	45,000	42,500
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	54,376
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	50,000	61,600
State of Washington GO, 5.14%, 8/1/40	20,000	23,826
TOTAL MUNICIPAL SECURITIES (Cost $4,003,540)		4,239,484
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF	800	56,216
iShares MSCI EAFE Value ETF	2,157	119,174
iShares MSCI Japan ETF	1,100	67,177
iShares MSCI South Korea ETF	7,150	515,443
iShares Russell 1000 Value ETF	12,400	1,522,720
iShares Russell Mid-Cap Growth ETF	1,791	220,974
iShares Russell Mid-Cap Value ETF	13,682	1,184,588
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,372,884)		3,686,292
COMMERCIAL PAPER(10) — 0.3%
Massachusetts Education Financing Authority, 1.68%, 4/10/18	400,000	400,076
National Australia Bank Ltd., 1.43%, 4/10/18	500,000	499,038
State of California, 1.50%, 3/7/18	500,000	500,010
Toronto-Dominion Bank, 1.49%, 3/14/18(2)	500,000	499,708
University of Texas System (The), 1.81%, 7/2/18	500,000	499,915
TOTAL COMMERCIAL PAPER (Cost $2,398,959)		2,398,747

U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	80,000	75,079
FNMA, 6.625%, 11/15/30	871,000	1,178,053
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,209,118)		1,253,132
CONVERTIBLE PREFERRED STOCKS†
Rexnord Corp., 5.75%, 11/15/19 (Cost $38,128)	764	48,193
TEMPORARY CASH INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,121,366	21,121,366
U.S. Treasury Bills, 1.30%, 5/3/18(5)(10)	200,000	199,467
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,320,919)		21,320,833
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $760,718,763)		956,583,077
OTHER ASSETS AND LIABILITIES — (0.9)%		(8,647,522)
TOTAL NET ASSETS — 100.0%		$947,935,555

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	114,514	USD	87,884	JPMorgan Chase Bank N.A.	3/21/18	$1,061
AUD	6,482	USD	5,070	JPMorgan Chase Bank N.A.	3/21/18	(35)
AUD	184,634	USD	144,417	JPMorgan Chase Bank N.A.	3/21/18	(1,009)
USD	493,664	AUD	655,525	JPMorgan Chase Bank N.A.	3/21/18	(15,491)
BRL	178,579	USD	53,692	Morgan Stanley	3/21/18	1,196
BRL	119,272	USD	35,706	Morgan Stanley	3/21/18	954
BRL	13,796	USD	4,255	Morgan Stanley	3/21/18	(15)
BRL	472,515	USD	147,490	Morgan Stanley	3/21/18	(2,258)
USD	16,683	BRL	54,914	Morgan Stanley	3/21/18	(196)
USD	287,784	BRL	934,118	Morgan Stanley	3/21/18	672
USD	16,995	BRL	55,966	Morgan Stanley	3/21/18	(206)
USD	46,601	BRL	151,952	Morgan Stanley	3/21/18	(103)
CAD	6,445	USD	5,148	JPMorgan Chase Bank N.A.	3/21/18	(124)
CAD	16,925	USD	13,666	JPMorgan Chase Bank N.A.	3/21/18	(471)
CAD	48,961	USD	38,156	Morgan Stanley	3/29/18	21
CAD	2,922	USD	2,297	Morgan Stanley	3/29/18	(18)
CAD	16,401	USD	13,127	Morgan Stanley	3/29/18	(338)
CAD	2,619	USD	2,116	Morgan Stanley	3/29/18	(75)
CAD	23,632	USD	18,950	Morgan Stanley	3/29/18	(523)
CAD	25,772	USD	20,771	Morgan Stanley	3/29/18	(676)
CAD	2,565	USD	2,068	Morgan Stanley	3/29/18	(68)
CAD	121,015	USD	97,034	Morgan Stanley	3/29/18	(2,675)
CAD	32,182	USD	25,986	Morgan Stanley	3/29/18	(892)
CAD	84,315	USD	68,296	Morgan Stanley	3/29/18	(2,553)
CAD	37,359	USD	30,317	Morgan Stanley	3/29/18	(1,187)
CAD	18,807	USD	15,261	Morgan Stanley	3/29/18	(597)
CAD	2,160	USD	1,753	Morgan Stanley	3/29/18	(68)
CAD	41,256	USD	33,573	Morgan Stanley	3/29/18	(1,404)
CAD	20,456	USD	16,646	Morgan Stanley	3/29/18	(696)
CAD	36,493	USD	29,718	Morgan Stanley	3/29/18	(1,263)
CAD	3,884	USD	3,137	Morgan Stanley	3/29/18	(108)
CAD	13,023	USD	10,453	Morgan Stanley	3/29/18	(299)
CAD	18,392	USD	14,763	Morgan Stanley	3/29/18	(422)
CAD	9,905	USD	7,906	Morgan Stanley	3/29/18	(184)
CAD	18,867	USD	15,061	Morgan Stanley	3/29/18	(350)
CAD	35,388	USD	28,249	Morgan Stanley	3/29/18	(656)
CAD	35,033	USD	28,022	Morgan Stanley	3/29/18	(706)
CAD	30,076	USD	23,955	Morgan Stanley	3/29/18	(504)
CAD	44,056	USD	35,028	Morgan Stanley	3/29/18	(677)
CAD	49,309	USD	39,227	Morgan Stanley	3/29/18	(780)
CAD	47,059	USD	37,354	Morgan Stanley	3/29/18	(660)
CAD	16,157	USD	12,907	Morgan Stanley	3/29/18	(309)
CAD	153,201	USD	122,384	Morgan Stanley	3/29/18	(2,928)
CAD	62,866	USD	50,374	Morgan Stanley	3/29/18	(1,355)
CAD	21,644	USD	17,066	Morgan Stanley	3/29/18	(190)
CAD	2,657	USD	2,100	Morgan Stanley	3/29/18	(28)
USD	655,884	CAD	841,660	JPMorgan Chase Bank N.A.	3/21/18	(269)
USD	9,071	CAD	11,340	JPMorgan Chase Bank N.A.	3/21/18	230
USD	806,095	CAD	1,009,321	JPMorgan Chase Bank N.A.	3/21/18	19,235
USD	71,604	CAD	92,010	Morgan Stanley	3/29/18	(139)

USD	727,409	CAD	934,707	Morgan Stanley	3/29/18	(1,411)
USD	326,689	CAD	419,790	Morgan Stanley	3/29/18	(634)
USD	573,762	CAD	737,274	Morgan Stanley	3/29/18	(1,113)
USD	1,786	CAD	2,289	Morgan Stanley	3/29/18	1
USD	2,162	CAD	2,690	Morgan Stanley	3/29/18	65
USD	16,527	CAD	20,750	Morgan Stanley	3/29/18	347
USD	2,776	CAD	3,490	Morgan Stanley	3/29/18	55
USD	1,889	CAD	2,378	Morgan Stanley	3/29/18	34
USD	7,747	CAD	9,766	Morgan Stanley	3/29/18	132
USD	7,787	CAD	9,718	Morgan Stanley	3/29/18	209
USD	2,691	CAD	3,400	Morgan Stanley	3/29/18	39
USD	15,418	CAD	19,513	Morgan Stanley	3/29/18	203
USD	8,583	CAD	10,882	Morgan Stanley	3/29/18	98
USD	16,117	CAD	20,546	Morgan Stanley	3/29/18	97
CHF	3,977	USD	4,103	UBS AG	3/21/18	115
CHF	160,625	USD	173,330	UBS AG	3/21/18	(2,963)
CHF	66,936	USD	68,827	Credit Suisse AG	3/29/18	2,223
CHF	51,319	USD	53,606	Credit Suisse AG	3/29/18	868
CHF	91,048	USD	95,048	Credit Suisse AG	3/29/18	1,597
CHF	34,581	USD	37,342	Credit Suisse AG	3/29/18	(635)
CHF	70,897	USD	76,109	Credit Suisse AG	3/29/18	(854)
CHF	84,762	USD	90,145	Credit Suisse AG	3/29/18	(172)
CHF	38,568	USD	41,280	Credit Suisse AG	3/29/18	(342)
CHF	38,791	USD	41,492	Credit Suisse AG	3/29/18	(317)
USD	373,920	CHF	367,518	UBS AG	3/21/18	(15,889)
USD	114,791	CHF	112,744	UBS AG	3/21/18	(4,792)
USD	4,383	CHF	4,209	UBS AG	3/21/18	(81)
USD	1,294,646	CHF	1,271,705	Credit Suisse AG	3/29/18	(55,236)
USD	26,545	CHF	24,475	Credit Suisse AG	3/29/18	565
CLP	9,486,239	USD	15,695	Goldman Sachs & Co.	3/21/18	245
USD	426,451	CLP	279,662,381	Goldman Sachs & Co.	3/21/18	(43,479)
USD	4,818	CLP	2,998,232	Goldman Sachs & Co.	3/21/18	(220)
USD	147,469	CLP	91,946,790	Goldman Sachs & Co.	3/21/18	(7,034)
USD	4,842	CLP	2,975,319	Goldman Sachs & Co.	3/21/18	(158)
USD	241,722	CLP	146,818,456	Goldman Sachs & Co.	3/21/18	(4,984)
USD	16,275	CLP	9,872,221	Goldman Sachs & Co.	3/21/18	(314)
USD	9,238	CLP	5,605,365	Goldman Sachs & Co.	3/21/18	(181)
COP	263,680,018	USD	87,023	Goldman Sachs & Co.	3/21/18	4,951
USD	87,253	COP	263,680,018	Goldman Sachs & Co.	3/21/18	(4,720)
USD	33,831	CZK	725,705	Goldman Sachs & Co.	3/21/18	(1,050)
USD	58,907	DKK	369,271	JPMorgan Chase Bank N.A.	3/21/18	(1,685)
EUR	16,583	USD	20,672	JPMorgan Chase Bank N.A.	3/14/18	(424)
EUR	155,087	USD	190,926	JPMorgan Chase Bank N.A.	3/14/18	(1,561)
EUR	29,230	USD	34,739	UBS AG	3/29/18	996
EUR	2,131	USD	2,581	UBS AG	3/29/18	24
EUR	44,069	USD	53,702	UBS AG	3/29/18	174
EUR	90,145	USD	111,208	UBS AG	3/29/18	(1,001)
EUR	2,693	USD	3,354	UBS AG	3/29/18	(61)
EUR	32,055	USD	40,166	UBS AG	3/29/18	(977)
EUR	43,978	USD	54,785	UBS AG	3/29/18	(1,019)
EUR	2,737	USD	3,404	UBS AG	3/29/18	(58)
EUR	81,593	USD	101,482	UBS AG	3/29/18	(1,730)
EUR	2,023	USD	2,489	UBS AG	3/29/18	(16)

EUR	43,187	USD	53,135	UBS AG	3/29/18	(337)
EUR	29,871	USD	36,637	UBS AG	3/29/18	(118)
EUR	1,774	USD	2,186	UBS AG	3/29/18	(17)
EUR	32,969	USD	40,609	UBS AG	3/29/18	(303)
EUR	12,349	USD	15,257	UBS AG	3/29/18	(160)
USD	5,192,647	EUR	4,165,782	JPMorgan Chase Bank N.A.	3/14/18	106,088
USD	15,076	EUR	12,082	JPMorgan Chase Bank N.A.	3/14/18	323
USD	2,352,868	EUR	1,986,113	UBS AG	3/29/18	(75,245)
USD	1,424,854	EUR	1,202,754	UBS AG	3/29/18	(45,567)
USD	83,352	EUR	70,360	UBS AG	3/29/18	(2,666)
USD	63,059	EUR	52,102	UBS AG	3/29/18	(639)
USD	37,234	EUR	30,981	UBS AG	3/29/18	(642)
USD	3,562	EUR	2,964	UBS AG	3/29/18	(61)
USD	34,718	EUR	28,189	UBS AG	3/29/18	256
USD	90,907	EUR	73,995	UBS AG	3/29/18	444
USD	51,445	EUR	41,892	UBS AG	3/29/18	231
USD	2,649	EUR	2,131	UBS AG	3/29/18	44
USD	67,600	EUR	54,943	UBS AG	3/29/18	429
USD	64,795	EUR	52,676	UBS AG	3/29/18	397
USD	130,562	EUR	105,971	UBS AG	3/29/18	1,008
USD	45,825	EUR	36,985	UBS AG	3/29/18	609
USD	49,144	EUR	39,473	UBS AG	3/29/18	887
USD	2,913	EUR	2,326	UBS AG	3/29/18	70
USD	39,800	EUR	31,778	UBS AG	3/29/18	950
USD	42,370	EUR	33,830	UBS AG	3/29/18	1,012
USD	63,820	EUR	51,590	UBS AG	3/29/18	749
USD	2,181	EUR	1,763	UBS AG	3/29/18	26
USD	58,244	EUR	47,146	UBS AG	3/29/18	606
USD	22,198	EUR	18,003	UBS AG	3/29/18	189
GBP	11,976	USD	16,530	Credit Suisse AG	3/21/18	(29)
GBP	21,144	USD	30,121	Credit Suisse AG	3/21/18	(988)
GBP	32,155	USD	45,140	Credit Suisse AG	3/21/18	(834)
GBP	10,210	USD	14,223	Credit Suisse AG	3/21/18	(155)
GBP	7,972	USD	11,205	Credit Suisse AG	3/21/18	(221)
GBP	25,042	USD	34,537	JPMorgan Chase Bank N.A.	3/21/18	(33)
GBP	19,758	USD	28,057	Morgan Stanley	3/29/18	(821)
GBP	20,063	USD	28,172	Morgan Stanley	3/29/18	(516)
GBP	20,163	USD	28,217	Morgan Stanley	3/29/18	(423)
GBP	4,376	USD	6,043	Morgan Stanley	3/29/18	(11)
USD	1,590,125	GBP	1,186,033	Credit Suisse AG	3/21/18	(44,071)
USD	17,643	GBP	13,013	Credit Suisse AG	3/21/18	(287)
USD	42,237	GBP	31,026	Credit Suisse AG	3/21/18	(513)
USD	2,944	GBP	2,124	Credit Suisse AG	3/21/18	18
USD	17,246	GBP	12,140	Credit Suisse AG	3/21/18	518
USD	18,879	GBP	13,657	Credit Suisse AG	3/21/18	62
USD	820,067	GBP	612,406	Morgan Stanley	3/29/18	(24,106)
USD	21,856	GBP	16,262	Morgan Stanley	3/29/18	(560)
USD	44,671	GBP	32,849	Morgan Stanley	3/29/18	(610)
USD	11,327	GBP	8,360	Morgan Stanley	3/29/18	(196)
USD	21,928	GBP	16,165	Morgan Stanley	3/29/18	(355)
USD	19,294	GBP	14,224	Morgan Stanley	3/29/18	(312)
USD	7,683	GBP	5,590	Morgan Stanley	3/29/18	(23)
USD	9,352	GBP	6,759	Morgan Stanley	3/29/18	36

USD	45,539	GBP	32,819	Morgan Stanley	3/29/18	299
USD	22,931	GBP	16,468	Morgan Stanley	3/29/18	231
USD	46,499	GBP	33,427	Morgan Stanley	3/29/18	422
USD	13,733	GBP	9,819	Morgan Stanley	3/29/18	199
USD	5,668	GBP	4,045	Morgan Stanley	3/29/18	92
USD	11,861	GBP	8,327	Morgan Stanley	3/29/18	383
USD	6,915	GBP	4,838	Morgan Stanley	3/29/18	247
USD	4,992	GBP	3,513	Morgan Stanley	3/29/18	150
USD	10,897	GBP	7,730	Morgan Stanley	3/29/18	241
USD	14,885	GBP	10,505	Morgan Stanley	3/29/18	404
USD	7,259	GBP	5,170	Morgan Stanley	3/29/18	133
USD	22,968	GBP	16,543	Morgan Stanley	3/29/18	165
USD	5,805	GBP	4,177	Morgan Stanley	3/29/18	47
HUF	2,168,305	USD	8,430	JPMorgan Chase Bank N.A.	3/21/18	8
HUF	2,231,476	USD	8,883	JPMorgan Chase Bank N.A.	3/21/18	(199)
USD	189,462	HUF	50,165,678	JPMorgan Chase Bank N.A.	3/21/18	(5,759)
USD	115,887	HUF	30,783,523	JPMorgan Chase Bank N.A.	3/21/18	(3,908)
USD	333,386	HUF	84,823,290	JPMorgan Chase Bank N.A.	3/21/18	3,293
IDR	5,887,578,280	USD	431,166	Goldman Sachs & Co.	3/21/18	(4,600)
USD	143,018	IDR	1,959,349,000	Goldman Sachs & Co.	3/21/18	1,060
USD	142,321	ILS	485,927	Goldman Sachs & Co.	3/21/18	2,490
INR	5,610,543	USD	86,830	Goldman Sachs & Co.	3/21/18	(1,095)
USD	86,111	INR	5,610,543	Goldman Sachs & Co.	3/21/18	376
JPY	1,376,894	USD	12,679	Credit Suisse AG	3/30/18	252
JPY	1,897,096	USD	17,470	Credit Suisse AG	3/30/18	347
JPY	2,732,960	USD	25,084	Credit Suisse AG	3/30/18	583
JPY	1,462,036	USD	13,419	Credit Suisse AG	3/30/18	312
JPY	1,205,816	USD	11,115	Credit Suisse AG	3/30/18	210
JPY	4,267,157	USD	39,332	Credit Suisse AG	3/30/18	744
JPY	1,947,534	USD	18,274	Credit Suisse AG	3/30/18	16
USD	2,388,269	JPY	260,746,214	Credit Suisse AG	3/14/18	(57,448)
USD	16,472	JPY	1,756,529	JPMorgan Chase Bank N.A.	3/14/18	(4)
USD	660,538	JPY	73,933,974	Credit Suisse AG	3/30/18	(33,832)
USD	329,968	JPY	36,933,358	Credit Suisse AG	3/30/18	(16,901)
USD	16,252	JPY	1,831,041	Credit Suisse AG	3/30/18	(945)
USD	21,729	JPY	2,448,755	Credit Suisse AG	3/30/18	(1,269)
USD	27,147	JPY	2,958,110	Credit Suisse AG	3/30/18	(634)
USD	16,221	JPY	1,742,698	Credit Suisse AG	3/30/18	(146)
USD	24,759	JPY	2,644,461	Credit Suisse AG	3/30/18	(77)
USD	15,336	JPY	1,641,525	Credit Suisse AG	3/30/18	(80)
KRW	18,393,440	USD	16,937	Morgan Stanley	3/21/18	23
USD	29,698	KRW	32,435,930	Morgan Stanley	3/21/18	(211)
USD	131,253	KRW	139,455,820	Morgan Stanley	3/21/18	2,663
USD	153,967	KRW	163,250,875	Morgan Stanley	3/21/18	3,436
MXN	303,485	USD	15,670	JPMorgan Chase Bank N.A.	3/21/18	380
MXN	117,360	USD	5,917	JPMorgan Chase Bank N.A.	3/21/18	290
USD	444,214	MXN	8,564,677	JPMorgan Chase Bank N.A.	3/21/18	(8,721)
USD	150,634	MXN	2,915,850	JPMorgan Chase Bank N.A.	3/21/18	(3,568)
USD	19,255	MXN	374,567	JPMorgan Chase Bank N.A.	3/21/18	(553)
USD	183,974	MXN	3,452,556	JPMorgan Chase Bank N.A.	3/21/18	1,389
USD	39,108	MXN	740,137	JPMorgan Chase Bank N.A.	3/21/18	(34)
USD	19,518	MXN	369,802	JPMorgan Chase Bank N.A.	3/21/18	(38)
USD	54,936	MXN	1,034,671	JPMorgan Chase Bank N.A.	3/21/18	218

MYR	883,853	USD	216,976	Goldman Sachs & Co.	3/21/18	8,009
MYR	540,385	USD	135,639	Goldman Sachs & Co.	3/21/18	1,916
MYR	27,516	USD	6,999	Goldman Sachs & Co.	3/21/18	6
USD	4,028	MYR	15,965	Goldman Sachs & Co.	3/21/18	(36)
USD	146,456	MYR	580,272	Goldman Sachs & Co.	3/21/18	(1,253)
NOK	1,198,840	USD	143,797	JPMorgan Chase Bank N.A.	3/21/18	8,101
NOK	3,631,600	USD	436,281	JPMorgan Chase Bank N.A.	3/21/18	23,860
NOK	119,033	USD	14,987	JPMorgan Chase Bank N.A.	3/21/18	95
NOK	214,845	USD	26,789	JPMorgan Chase Bank N.A.	3/28/18	440
NOK	98,671	USD	12,351	JPMorgan Chase Bank N.A.	3/28/18	154
NOK	112,373	USD	14,338	JPMorgan Chase Bank N.A.	3/28/18	(96)
USD	9,339	NOK	76,343	JPMorgan Chase Bank N.A.	3/21/18	(334)
USD	11,773	NOK	94,709	JPMorgan Chase Bank N.A.	3/21/18	(227)
USD	17,241	NOK	135,064	JPMorgan Chase Bank N.A.	3/21/18	128
USD	11,454	NOK	89,515	JPMorgan Chase Bank N.A.	3/21/18	112
USD	16,724	NOK	128,288	JPMorgan Chase Bank N.A.	3/21/18	470
USD	472,337	NOK	3,947,604	JPMorgan Chase Bank N.A.	3/28/18	(27,967)
USD	14,666	NOK	112,953	JPMorgan Chase Bank N.A.	3/28/18	351
USD	26,332	NOK	210,579	JPMorgan Chase Bank N.A.	3/28/18	(356)
NZD	175,764	USD	128,421	JPMorgan Chase Bank N.A.	3/21/18	(1,683)
NZD	112,205	USD	81,087	JPMorgan Chase Bank N.A.	3/21/18	(180)
USD	135,167	NZD	195,492	JPMorgan Chase Bank N.A.	3/21/18	(5,795)
USD	87,224	NZD	124,816	JPMorgan Chase Bank N.A.	3/21/18	(2,777)
USD	26,903	NZD	36,888	JPMorgan Chase Bank N.A.	3/21/18	304
USD	151,189	NZD	205,574	JPMorgan Chase Bank N.A.	3/21/18	2,957
USD	137,001	NZD	188,016	JPMorgan Chase Bank N.A.	3/21/18	1,428
PEN	463,465	USD	143,483	Goldman Sachs & Co.	3/21/18	(1,711)
USD	141,931	PEN	463,465	Goldman Sachs & Co.	3/21/18	158
PHP	14,675,325	USD	288,714	Goldman Sachs & Co.	3/21/18	(7,739)
PHP	7,300,071	USD	141,078	Goldman Sachs & Co.	3/21/18	(1,310)
USD	288,771	PHP	14,675,325	Goldman Sachs & Co.	3/21/18	7,796
USD	143,167	PHP	7,300,071	Goldman Sachs & Co.	3/21/18	3,399
PLN	19,577	USD	5,636	Goldman Sachs & Co.	3/21/18	86
PLN	28,308	USD	8,309	Goldman Sachs & Co.	3/21/18	(35)
USD	59,622	PLN	211,962	Goldman Sachs & Co.	3/21/18	(2,325)
USD	145,489	PLN	520,764	Goldman Sachs & Co.	3/21/18	(6,705)
USD	143,185	PLN	512,802	Goldman Sachs & Co.	3/21/18	(6,683)
USD	4,740	PLN	16,126	Goldman Sachs & Co.	3/21/18	27
RUB	8,570,671	USD	144,166	Goldman Sachs & Co.	3/21/18	7,697
RUB	3,268	USD	54	Morgan Stanley	3/21/18	3
USD	31,482	RUB	1,796,991	Goldman Sachs & Co.	3/21/18	(359)
USD	31,290	SEK	263,227	JPMorgan Chase Bank N.A.	3/21/18	(519)
USD	43,867	SEK	367,570	JPMorgan Chase Bank N.A.	3/21/18	(551)
USD	4,371	SEK	34,964	JPMorgan Chase Bank N.A.	3/21/18	146
USD	72,110	SGD	97,298	JPMorgan Chase Bank N.A.	3/21/18	(1,355)
THB	9,516,665	USD	293,996	Goldman Sachs & Co.	3/21/18	8,369
THB	9,173,712	USD	293,418	Goldman Sachs & Co.	3/21/18	(1,949)
USD	774,672	THB	25,215,567	Goldman Sachs & Co.	3/21/18	(26,483)
USD	7,568	THB	240,829	Goldman Sachs & Co.	3/21/18	(83)
TRY	556,664	USD	141,275	Goldman Sachs & Co.	3/21/18	4,297
USD	143,220	TRY	547,014	Goldman Sachs & Co.	3/21/18	172
TWD	2,607,545	USD	87,446	JPMorgan Chase Bank N.A.	3/21/18	1,575
USD	89,591	TWD	2,607,545	JPMorgan Chase Bank N.A.	3/21/18	570

ZAR	4,581,699	USD	342,465	Goldman Sachs & Co.	3/22/18	44,859
ZAR	584,527	USD	44,934	Goldman Sachs & Co.	3/22/18	4,480
ZAR	1,748,264	USD	135,147	Goldman Sachs & Co.	3/22/18	12,646
ZAR	140,644	USD	10,902	Goldman Sachs & Co.	3/22/18	988
ZAR	328,523	USD	26,133	Goldman Sachs & Co.	3/22/18	1,640
USD	512,058	ZAR	7,056,778	Goldman Sachs & Co.	3/22/18	(84,502)
USD	25,977	ZAR	332,170	Goldman Sachs & Co.	3/22/18	(2,104)
USD	412,583	ZAR	5,021,551	Goldman Sachs & Co.	3/22/18	(11,925)
USD	47,629	ZAR	571,910	Goldman Sachs & Co.	3/22/18	(718)
USD	14,714	ZAR	171,898	Goldman Sachs & Co.	3/22/18	183
USD	201,981	ZAR	2,458,408	UBS AG	3/22/18	(5,846)
USD	4,802	ZAR	56,282	UBS AG	3/22/18	44
						$(423,135)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Government Bond	1	March 2018	JPY	10,000,000	$141,412	$(88)
Korean Treasury 10-Year Bonds	3	March 2018	KRW	300,000,000	331,416	(7,402)
U.S. Treasury 2-Year Notes	9	June 2018	USD	1,800,000	1,912,219	(1,767)
U.S. Treasury 5-Year Notes	29	June 2018	USD	2,900,000	3,303,961	(5,956)
U.S. Treasury 10-Year Notes	10	June 2018	USD	1,000,000	1,200,469	(2,210)
U.S. Treasury 10-Year Ultra Notes	3	June 2018	USD	300,000	384,187	(335)
U.S. Treasury Long Bonds	4	June 2018	USD	400,000	573,750	491
U.S. Treasury Ultra Bonds	1	June 2018	USD	100,000	155,875	537
					$8,003,289	$(16,730)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	14	March 2018	EUR	1,400,000	$2,238,164	$18,800
Euro-Bund 10-Year Bonds	1	March 2018	EUR	100,000	194,517	4,266
Euro-OAT 10-Year Bonds	2	March 2018	EUR	200,000	374,979	(2,657)
U.K. Gilt 10-Year Bonds	6	June 2018	GBP	600,000	1,000,144	(3,561)
U.S. Treasury 10-Year Ultra Notes	14	June 2018	USD	1,400,000	1,792,875	1,609
					$5,600,679	$18,457

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	1,694,000	$55,377
Barclays Bank plc	BZDIOVRA	Receive	7.29%	1/2/19	BRL	10,938,000	(21,382)
Barclays Bank plc	BZDIOVRA	Pay	9.51%	1/2/23	BRL	843,000	7,316
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	8,022,000	(21,076)
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	3,544,000	(24,918)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	1,175,000	26,237
							$21,554
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$3,805,000	$283,826	$17,219	$301,045

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A. / Columbia Government International Bond	Buy	(1.00)%	12/20/22	$320,000	$89	$(636)	$(547)
Bank of America N.A. / Mexico Government International Bond	Buy	(1.00)%	12/20/22	$300,000	939	(878)	61
Morgan Stanley / Brazil Government International Bond	Buy	(1.00)%	12/20/22	$300,000	6,690	(48)	6,642
Morgan Stanley / Mexico Government International Bond	Buy	(1.00)%	12/20/22	$300,000	(67)	128	61
					$7,651	$(1,434)	$6,217

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association

GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,443,324, which represented 3.5% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $376,187.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	Security is a zero-coupon bond.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(11)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	518,263,473	220,039,967	—
Corporate Bonds	—	77,205,727	—
U.S. Treasury Securities	—	57,948,361	—
U.S. Government Agency Mortgage-Backed Securities	—	19,541,877	—
Sovereign Governments and Agencies	—	13,764,403	—
Collateralized Mortgage Obligations	—	6,455,075	—
Asset-Backed Securities	—	5,388,069	—
Commercial Mortgage-Backed Securities	—	5,029,444	—
Municipal Securities	—	4,239,484	—
Exchange-Traded Funds	3,686,292	—	—
Commercial Paper	—	2,398,747	—
U.S. Government Agency Securities	—	1,253,132	—
Convertible Preferred Stocks	—	48,193	—
Temporary Cash Investments	21,121,366	199,467	—
	543,071,131	413,511,946	—
Other Financial Instruments
Futures Contracts	2,637	23,066	—
Swap Agreements	—	396,739	—
Forward Foreign Currency Exchange Contracts	—	319,928	—
	2,637	739,733	—
Liabilities
Other Financial Instruments
Futures Contracts	10,268	13,708	—
Swap Agreements	—	67,923	—
Forward Foreign Currency Exchange Contracts	—	743,063	—
	10,268	824,694	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
February 28, 2018

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 44.0%
Aerospace and Defense — 0.8%
AAR Corp.	1,088	46,327
Astronics Corp.(1)	25	964
Boeing Co. (The)	5,141	1,862,122
Bombardier, Inc., B Shares(1)	10,560	33,411
Curtiss-Wright Corp.	1,254	169,265
Esterline Technologies Corp.(1)	457	33,772
General Dynamics Corp.	2,452	545,447
Hexcel Corp.	539	36,264
KLX, Inc.(1)	638	43,180
Kratos Defense & Security Solutions, Inc.(1)	3,444	41,500
L3 Technologies, Inc.	881	182,852
Lockheed Martin Corp.	1,236	435,616
Mercury Systems, Inc.(1)	787	36,178
Textron, Inc.	9,416	563,548
United Technologies Corp.	600	80,844
		4,111,290
Air Freight and Logistics — 0.2%
Royal Mail plc	14,293	110,035
United Parcel Service, Inc., Class B	2,260	235,967
XPO Logistics, Inc.(1)	5,111	503,076
		849,078
Airlines — 0.3%
Air France-KLM(1)	4,209	49,690
Alaska Air Group, Inc.	1,311	84,559
Delta Air Lines, Inc.	8,071	435,027
Deutsche Lufthansa AG	4,905	164,919
International Consolidated Airlines Group SA	5,530	46,549
Qantas Airways Ltd.	15,517	70,489
Ryanair Holdings plc ADR(1)	2,984	361,840
Southwest Airlines Co.	6,685	386,660
Wizz Air Holdings plc(1)	520	25,762
		1,625,495
Auto Components — 0.3%
Aptiv plc	3,096	282,758
BorgWarner, Inc.	6,489	318,480
Delphi Technologies plc	1,565	74,729
Dometic Group AB	5,930	60,975
Ichikoh Industries Ltd.	7,200	74,649
NHK Spring Co. Ltd.	2,300	24,114
Schaeffler AG Preference Shares	4,330	70,456
Stoneridge, Inc.(1)	58	1,262
Toyota Boshoku Corp.	4,000	85,127
TS Tech Co. Ltd.	3,100	125,549
Valeo SA	3,487	225,630
		1,343,729
Automobiles — 0.3%
Brilliance China Automotive Holdings Ltd.	12,000	32,151

Daimler AG	689	59,037
Fiat Chrysler Automobiles NV	7,152	151,849
Honda Motor Co. Ltd.	1,800	64,885
Honda Motor Co. Ltd. ADR	16,645	600,718
Maruti Suzuki India Ltd.	229	30,893
Peugeot SA	1,530	34,438
Subaru Corp.	2,400	84,608
Suzuki Motor Corp.	2,700	154,323
Toyota Motor Corp.	4,700	316,612
		1,529,514
Banks — 3.7%
ABN AMRO Group NV CVA	304	9,473
Ameris Bancorp	722	38,374
Australia & New Zealand Banking Group Ltd.	13,235	296,661
Banco Bilbao Vizcaya Argentaria SA	14,260	119,118
Banco Comercial Portugues SA, R Shares(1)	81,900	29,232
Banco Santander Brasil SA ADR	2,173	24,511
Banco Santander SA	24,475	167,862
Bank Negara Indonesia Persero Tbk PT	21,800	15,337
Bank of America Corp.	58,889	1,890,337
Bank of Hawaii Corp.	3,420	280,474
Bank of Ireland Group plc(1)	8,895	83,345
Bank of Kyoto Ltd. (The)	500	27,716
Bank of the Ozarks, Inc.	1,763	87,956
BankUnited, Inc.	2,129	85,628
BB&T Corp.	24,627	1,338,477
Bendigo and Adelaide Bank Ltd.	4,014	35,108
BNP Paribas SA	9,170	725,065
BOC Hong Kong Holdings Ltd.	4,000	20,086
Boston Private Financial Holdings, Inc.	2,513	36,690
CaixaBank SA	30,360	147,512
Canadian Western Bank	1,550	45,816
Cathay General Bancorp	526	21,598
Central Pacific Financial Corp.	65	1,812
Chiba Bank Ltd. (The)	23,000	189,202
China Construction Bank Corp., H Shares	116,000	119,300
CIMB Group Holdings Bhd	36,600	66,726
Citigroup, Inc.	815	61,524
Comerica, Inc.	902	87,692
Commerce Bancshares, Inc.	5,030	290,583
Commonwealth Bank of Australia	1,863	110,053
Erste Group Bank AG	10,768	546,891
FCB Financial Holdings, Inc., Class A(1)	1,058	56,762
FinecoBank Banca Fineco SpA	1,280	15,711
First Hawaiian, Inc.	2,256	62,694
FNB Corp.	5,363	75,189
Heritage Financial Corp.	725	21,569
Home BancShares, Inc.	2,635	60,579
HSBC Holdings plc (Hong Kong)	36,400	360,386
HSBC Holdings plc (London)	54,311	534,662
Industrial & Commercial Bank of China Ltd., H Shares	50,000	42,682
ING Groep NV	16,806	294,633
JPMorgan Chase & Co.	15,060	1,739,430

KBC Group NV	6,190	582,163
LegacyTexas Financial Group, Inc.	1,522	63,757
Lloyds Banking Group plc	54,164	51,171
M&T Bank Corp.	4,526	859,216
Mitsubishi UFJ Financial Group, Inc.	31,200	220,329
Mizuho Financial Group, Inc.	42,300	78,527
Oversea-Chinese Banking Corp. Ltd.	17,400	169,938
PNC Financial Services Group, Inc. (The)	5,283	832,918
Popular, Inc.	708	29,743
Shizuoka Bank Ltd. (The)	10,000	100,669
Societe Generale SA	1,073	61,520
Southside Bancshares, Inc.	397	13,260
Standard Chartered plc(1)	24,110	268,320
Sumitomo Mitsui Financial Group, Inc.	1,900	82,379
SunTrust Banks, Inc.	10,707	747,777
SVB Financial Group(1)	763	189,972
Texas Capital Bancshares, Inc.(1)	297	26,789
U.S. Bancorp	25,451	1,383,516
UMB Financial Corp.	2,639	192,647
UniCredit SpA(1)	18,726	396,354
Unione di Banche Italiane SpA	5,470	26,312
United Overseas Bank Ltd.	7,600	159,044
Valley National Bancorp	7,693	95,932
Wells Fargo & Co.	20,987	1,225,851
Westamerica Bancorporation	5,083	291,205
Westpac Banking Corp.	2,681	63,641
Wintrust Financial Corp.	447	37,776
Yes Bank Ltd.	10,133	49,710
Zions Bancorporation	4,044	222,299
		18,787,191
Beverages — 0.8%
Brown-Forman Corp., Class B	2,599	181,384
China Resources Beer Holdings Co. Ltd.	18,000	69,218
Coca-Cola Bottlers Japan Holdings, Inc.	5,600	212,083
Coca-Cola Co. (The)	517	22,345
Coca-Cola HBC AG	6,160	201,561
Constellation Brands, Inc., Class A	614	132,305
Diageo plc	11,660	395,182
Dr Pepper Snapple Group, Inc.	2,026	235,522
Fevertree Drinks plc	1,260	42,955
Heineken NV	3,206	333,425
Kirin Holdings Co. Ltd.	2,000	51,557
MGP Ingredients, Inc.	224	18,798
Molson Coors Brewing Co., Class B	1,075	81,969
Monster Beverage Corp.(1)	6,589	417,545
PepsiCo, Inc.	7,643	838,666
Remy Cointreau SA	2,510	341,675
Treasury Wine Estates Ltd.	49,073	662,714
		4,238,904
Biotechnology — 1.0%
AbbVie, Inc.	7,370	853,667
Acceleron Pharma, Inc.(1)	208	8,721
Adamas Pharmaceuticals, Inc.(1)	329	8,044

Aimmune Therapeutics, Inc.(1)	539	17,517
Alder Biopharmaceuticals, Inc.(1)	505	7,020
Alexion Pharmaceuticals, Inc.(1)	1,698	199,430
Amgen, Inc.	5,647	1,037,749
Amicus Therapeutics, Inc.(1)	522	7,183
AnaptysBio, Inc.(1)	103	12,644
Arena Pharmaceuticals, Inc.(1)	438	16,981
Array BioPharma, Inc.(1)	3,143	54,437
Avexis, Inc.(1)	85	10,517
Biogen, Inc.(1)	3,077	889,222
Biohaven Pharmaceutical Holding Co. Ltd.(1)	283	9,591
BioMarin Pharmaceutical, Inc.(1)	2,158	175,165
Celgene Corp.(1)	5,156	449,191
Clovis Oncology, Inc.(1)	300	17,421
CSL Ltd.	4,220	530,604
Esperion Therapeutics, Inc.(1)	129	10,373
Exact Sciences Corp.(1)	475	21,190
Exelixis, Inc.(1)	3,143	81,089
FibroGen, Inc.(1)	380	20,938
Flexion Therapeutics, Inc.(1)	581	14,734
Galapagos NV(1)	333	34,923
Gilead Sciences, Inc.	2,828	222,648
Incyte Corp.(1)	1,049	89,333
Ligand Pharmaceuticals, Inc.(1)	101	15,341
Neurocrine Biosciences, Inc.(1)	1,199	101,232
PeptiDream, Inc.(1)	800	36,463
Portola Pharmaceuticals, Inc.(1)	340	14,389
Prothena Corp. plc(1)	159	5,357
Puma Biotechnology, Inc.(1)	198	12,939
Regeneron Pharmaceuticals, Inc.(1)	209	66,972
Sage Therapeutics, Inc.(1)	171	27,593
Sarepta Therapeutics, Inc.(1)	282	17,701
Ultragenyx Pharmaceutical, Inc.(1)	170	8,128
		5,106,447
Building Products — 0.5%
Allegion plc	1,652	138,950
Apogee Enterprises, Inc.	743	32,053
CSW Industrials, Inc.(1)	1,603	73,498
Daikin Industries Ltd.	1,900	223,381
Fortune Brands Home & Security, Inc.	1,381	83,771
Gibraltar Industries, Inc.(1)	873	30,293
Johnson Controls International plc	34,068	1,256,087
Lennox International, Inc.	619	126,666
Masonite International Corp.(1)	259	15,812
Nichias Corp.	2,000	26,354
Owens Corning	3,884	315,769
PGT Innovations, Inc.(1)	899	15,732
Sanwa Holdings Corp.	5,000	69,427
		2,407,793
Capital Markets — 1.6%
3i Group plc	13,682	176,237
Affiliated Managers Group, Inc.	715	135,392
Ameriprise Financial, Inc.	3,572	558,804

Ares Management LP	1,666	40,650
AURELIUS Equity Opportunities SE & Co. KGaA	390	28,638
Bank of New York Mellon Corp. (The)	11,860	676,376
Blackstone Group LP (The)	3,620	123,080
Brookfield Asset Management, Inc., Class A	2,045	79,285
Burford Capital Ltd.	4,050	58,167
Cboe Global Markets, Inc.	2,064	231,189
Charles Schwab Corp. (The)	5,959	315,946
China Huarong Asset Management Co. Ltd., H Shares	82,000	36,849
Credit Suisse Group AG	17,033	312,677
Deutsche Boerse AG	2,260	300,907
Donnelley Financial Solutions, Inc.(1)	1,532	26,519
Euronext NV	680	47,357
Evercore, Inc., Class A	3,412	317,487
FactSet Research Systems, Inc.	511	103,825
GAM Holding AG	2,940	53,178
Hamilton Lane, Inc., Class A	716	25,017
Intermediate Capital Group plc	4,900	70,879
Invesco Ltd.	32,094	1,044,339
Investec plc	4,931	42,818
Julius Baer Group Ltd.	6,410	414,528
London Stock Exchange Group plc	8,840	489,164
MSCI, Inc.	665	94,111
Nasdaq, Inc.	4,397	355,058
Northern Trust Corp.	6,851	725,315
Partners Group Holding AG	30	21,646
S&P Global, Inc.	4,096	785,613
Sanne Group plc	4,550	40,335
SEI Investments Co.	3,943	287,169
T. Rowe Price Group, Inc.	1,144	128,014
UBS Group AG	1,161	22,012
		8,168,581
Chemicals — 1.0%
A. Schulman, Inc.	430	18,856
Air Products & Chemicals, Inc.	2,878	462,754
Arkema SA	2,240	292,687
BASF SE	985	103,416
Cabot Corp.	1,381	83,109
Chr Hansen Holding A/S	3,490	290,201
Covestro AG	1,132	128,220
DowDuPont, Inc.	4,630	325,489
Eastman Chemical Co.	2,817	284,742
Ferro Corp.(1)	892	19,080
FMC Corp.	6,431	504,705
Frutarom Industries Ltd.	630	57,507
Hitachi Chemical Co. Ltd.	900	20,062
Huntsman Corp.	4,394	141,794
Ingevity Corp.(1)	557	41,725
Innophos Holdings, Inc.	1,463	60,802
Innospec, Inc.	580	37,671
KMG Chemicals, Inc.	551	33,043
LyondellBasell Industries NV, Class A	2,605	281,913
Minerals Technologies, Inc.	1,031	70,830

Mitsubishi Chemical Holdings Corp.	11,600	117,634
Monsanto Co.	934	115,228
PolyOne Corp.	585	24,166
PPG Industries, Inc.	4,201	472,360
Scotts Miracle-Gro Co. (The)	928	83,372
Stepan Co.	262	20,986
Tokai Carbon Co. Ltd.	2,200	37,982
Tosoh Corp.	5,500	114,775
Umicore SA	4,500	254,181
Valvoline, Inc.	4,411	101,056
Wacker Chemie AG	286	48,785
WR Grace & Co.	2,697	178,487
		4,827,618
Commercial Services and Supplies — 0.1%
Brink's Co. (The)	2,397	176,180
Ceco Environmental Corp.	1,976	8,121
Deluxe Corp.	443	31,453
G4S plc	8,118	29,133
InnerWorkings, Inc.(1)	4,428	40,870
LSC Communications, Inc.	968	14,094
McGrath RentCorp	126	6,378
MSA Safety, Inc.	346	27,898
Republic Services, Inc.	2,933	197,039
		531,166
Communications Equipment — 0.5%
ARRIS International plc(1)	187	4,768
Cisco Systems, Inc.	35,154	1,574,196
CommScope Holding Co., Inc.(1)	2,843	110,053
Lumentum Holdings, Inc.(1)	129	7,869
Palo Alto Networks, Inc.(1)	5,165	895,456
		2,592,342
Construction and Engineering — 0.2%
CIMIC Group Ltd.	1,612	58,108
Dycom Industries, Inc.(1)	722	78,871
Granite Construction, Inc.	536	31,142
Jacobs Engineering Group, Inc.	1,424	86,949
Kajima Corp.	15,000	142,603
Maeda Corp.	3,300	39,477
NCC AB, B Shares	2,761	52,490
Nishimatsu Construction Co. Ltd.	2,200	55,211
Peab AB	2,845	26,078
Penta-Ocean Construction Co. Ltd.	9,300	66,938
SHO-BOND Holdings Co. Ltd.	600	43,004
Taisei Corp.	3,000	152,096
Valmont Industries, Inc.	74	10,885
		843,852
Construction Materials — 0.2%
CRH plc	6,700	220,945
HeidelbergCement AG	3,530	356,008
Summit Materials, Inc., Class A(1)	1,572	49,722
Vulcan Materials Co.	1,327	156,228
		782,903

Consumer Finance — 0.1%
Aiful Corp.(1)	7,500	25,366
American Express Co.	2,869	279,756
Green Dot Corp., Class A(1)	602	39,209
		344,331
Containers and Packaging — 0.5%
Amcor Ltd.	20,280	217,996
Ball Corp.	3,851	153,847
Bemis Co., Inc.	5,705	251,533
Graphic Packaging Holding Co.	31,836	487,409
Packaging Corp. of America	1,509	179,873
Sealed Air Corp.	2,346	99,400
Silgan Holdings, Inc.	3,455	98,295
Sonoco Products Co.	5,770	276,787
WestRock Co.	10,822	711,655
		2,476,795
Distributors — 0.1%
Genuine Parts Co.	1,767	162,282
LKQ Corp.(1)	3,750	148,050
Pool Corp.	175	24,155
		334,487
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.(1)	301	28,767
Chegg, Inc.(1)	1,815	36,137
Grand Canyon Education, Inc.(1)	1,266	124,258
H&R Block, Inc.	10,632	269,308
		458,470
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	1,822	377,518
Compass Diversified Holdings	6,007	100,317
EXOR NV	548	39,715
Leucadia National Corp.	2,188	52,490
ORIX Corp.	5,800	102,607
Standard Life Aberdeen plc	16,874	85,036
		757,683
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	2,433	88,318
BT Group plc	5,426	17,881
Cellnex Telecom SA	6,410	164,447
Deutsche Telekom AG	2,952	47,733
Masmovil Ibercom SA(1)	411	58,240
Nippon Telegraph & Telephone Corp.	3,400	157,462
Orange SA	6,221	105,319
PCCW Ltd.	104,000	59,071
Swisscom AG	343	185,181
TDC A/S	3,011	24,482
Telefonica SA	21,415	208,410
Telenor ASA	5,136	115,434
Verizon Communications, Inc.	19,431	927,636
		2,159,614
Electric Utilities — 0.4%
Edison International	6,286	380,869
EDP - Energias de Portugal SA	9,667	32,358

Enel SpA	7,185	41,690
Eversource Energy	5,262	299,934
Kansai Electric Power Co., Inc. (The)	6,000	72,983
Pinnacle West Capital Corp.	2,575	198,172
Portland General Electric Co.	3,408	135,400
PPL Corp.	3,870	110,875
Tata Power Co. Ltd. (The)	27,455	35,437
Xcel Energy, Inc.	16,290	705,031
		2,012,749
Electrical Equipment — 0.5%
ABB Ltd.	13,220	320,149
AMETEK, Inc.	1,978	149,814
AZZ, Inc.	870	35,539
Eaton Corp. plc	6,842	552,149
Emerson Electric Co.	11,100	788,766
Hubbell, Inc.	3,378	442,687
Melrose Industries plc	8,976	28,037
OSRAM Licht AG	1,960	155,537
Rockwell Automation, Inc.	1,020	184,416
Sensata Technologies Holding NV(1)	1,208	63,855
Thermon Group Holdings, Inc.(1)	346	7,550
		2,728,499
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	3,600	47,619
Avnet, Inc.	1,369	58,456
Belden, Inc.	686	49,893
CDW Corp.	4,651	339,197
Coherent, Inc.(1)	145	30,328
Dolby Laboratories, Inc., Class A	3,669	236,834
Flex Ltd.(1)	9,390	169,959
Hexagon AB, B Shares	6,870	400,387
Hosiden Corp.	3,400	49,584
Jabil, Inc.	3,069	83,139
Keyence Corp.	700	423,365
Keysight Technologies, Inc.(1)	7,674	360,755
National Instruments Corp.	4,862	245,823
Nippon Electric Glass Co. Ltd.	1,800	54,194
Omron Corp.	200	11,761
OSI Systems, Inc.(1)	531	33,527
SYNNEX Corp.	187	23,123
TE Connectivity Ltd.	5,870	605,138
Tech Data Corp.(1)	114	11,781
Topcon Corp.	1,254	27,827
Trimble, Inc.(1)	3,733	141,593
TTM Technologies, Inc.(1)	921	14,883
Venture Corp. Ltd.	3,900	80,455
VeriFone Systems, Inc.(1)	1,862	30,909
		3,530,530
Energy Equipment and Services — 0.6%
Baker Hughes a GE Co.	26,527	700,313
Borr Drilling Ltd.(1)	8,195	34,685
Cactus, Inc.(1)	457	11,247
Dril-Quip, Inc.(1)	518	23,336

FTS International, Inc.(1)	472	9,591
Halliburton Co.	16,893	784,173
Helix Energy Solutions Group, Inc.(1)	544	3,242
Helmerich & Payne, Inc.	1,244	80,300
Keane Group, Inc.(1)	237	3,685
Liberty Oilfield Services, Inc., Class A(1)	187	3,476
National Oilwell Varco, Inc.	10,302	361,497
Petroleum Geo-Services ASA(1)	7,800	24,851
Schlumberger Ltd.	16,890	1,108,660
Trican Well Service Ltd.(1)	21,320	52,336
		3,201,392
Equity Real Estate Investment Trusts (REITs) — 1.9%
Agree Realty Corp.	1,341	63,161
Alexandria Real Estate Equities, Inc.	2,073	251,476
Allied Properties Real Estate Investment Trust	3,419	110,467
American Tower Corp.	2,073	288,831
Apple Hospitality REIT, Inc.	1,060	18,009
Armada Hoffler Properties, Inc.	430	5,624
Boston Properties, Inc.	1,170	139,078
Camden Property Trust	2,020	161,014
CapitaLand Commercial Trust	40,600	52,899
CareTrust REIT, Inc.	1,086	14,390
Charter Hall Group	21,976	99,047
Community Healthcare Trust, Inc.	798	18,785
CubeSmart	2,821	75,631
CyrusOne, Inc.	2,953	147,355
Daiwa House REIT Investment Corp.	42	101,353
Dexus	5,378	38,594
Duke Realty Corp.	4,152	102,845
Empire State Realty Trust, Inc., Class A	4,612	77,758
EPR Properties	179	10,316
Equinix, Inc.	486	190,561
Equity Residential	3,279	184,378
Essex Property Trust, Inc.	689	154,219
Extra Space Storage, Inc.	1,848	157,172
First Industrial Realty Trust, Inc.	314	8,801
Gecina SA	1,727	302,126
GGP, Inc.	5,117	108,327
GLP J-REIT	113	118,947
Goodman Group	26,315	166,863
Healthcare Realty Trust, Inc.	4,707	124,971
Hispania Activos Inmobiliarios SOCIMI SA	3,382	67,131
Host Hotels & Resorts, Inc.	3,548	65,851
Inmobiliaria Colonial Socimi SA	7,818	82,511
Invitation Homes, Inc.	8,220	178,785
Japan Hotel REIT Investment Corp.	245	178,940
Kite Realty Group Trust	3,038	45,995
Lexington Realty Trust	1,388	11,049
Link REIT	19,000	161,916
MedEquities Realty Trust, Inc.	2,693	26,041
Medical Properties Trust, Inc.	1,760	21,578
MGM Growth Properties LLC, Class A	6,237	163,721
Orix JREIT, Inc.	75	114,272

Paramount Group, Inc.	326	4,548
Piedmont Office Realty Trust, Inc., Class A	12,845	230,696
PotlatchDeltic Corp.	7,511	384,188
Prologis, Inc.	8,747	530,768
QTS Realty Trust, Inc., Class A	447	14,425
Rayonier, Inc.	5,729	194,729
Regency Centers Corp.	1,584	92,046
Retail Properties of America, Inc., Class A	3,667	43,857
RLJ Lodging Trust	529	10,480
Sabra Health Care REIT, Inc.	1,295	21,860
Safestore Holdings plc	18,866	128,263
SBA Communications Corp.(1)	6,194	974,130
Scentre Group	55,426	164,416
Segro plc	38,975	305,042
Simon Property Group, Inc.	2,292	351,845
STORE Capital Corp.	3,216	76,669
Summit Hotel Properties, Inc.	780	10,273
Sun Communities, Inc.	2,688	235,361
Sunstone Hotel Investors, Inc.	2,968	42,828
Taubman Centers, Inc.	368	21,513
UNITE Group plc (The)	14,309	149,788
Urstadt Biddle Properties, Inc., Class A	397	6,955
Weingarten Realty Investors	562	15,247
Weyerhaeuser Co.	32,338	1,132,800
WP Carey, Inc.	1,444	86,525
		9,640,040
Food and Staples Retailing — 0.6%
Casino Guichard Perrachon SA	977	53,039
Costco Wholesale Corp.	445	84,951
CVS Health Corp.	2,450	165,939
Distribuidora Internacional de Alimentacion SA	8,909	42,408
Jeronimo Martins SGPS SA	12,000	248,814
Lawson, Inc.	2,000	130,477
METRO AG	3,870	75,733
Sysco Corp.	12,958	772,945
United Natural Foods, Inc.(1)	730	31,149
US Foods Holding Corp.(1)	2,667	89,051
Walgreens Boots Alliance, Inc.	6,778	466,936
Walmart, Inc.	7,841	705,768
Wesfarmers Ltd.	1,592	50,833
		2,918,043
Food Products — 1.1%
a2 Milk Co. Ltd.(1)	8,790	82,833
Associated British Foods plc	5,960	214,991
Conagra Brands, Inc.	34,374	1,241,933
Danone SA	5,850	466,738
General Mills, Inc.	11,630	587,897
Hain Celestial Group, Inc. (The)(1)	566	19,685
Hershey Co. (The)	4,191	411,808
Hormel Foods Corp.	1,653	53,656
Hostess Brands, Inc.(1)	1,662	20,343
J.M. Smucker Co. (The)	2,160	272,808
John B Sanfilippo & Son, Inc.	364	21,017

Kellogg Co.	6,031	399,252
Kerry Group plc, A Shares	2,680	265,258
Mondelez International, Inc., Class A	24,870	1,091,793
Nestle SA	1,700	135,320
Orkla ASA	29,142	318,808
Premium Brands Holdings Corp.	670	54,082
Sanderson Farms, Inc.	410	50,492
TreeHouse Foods, Inc.(1)	1,447	55,015
WH Group Ltd.	24,000	29,540
		5,793,269
Gas Utilities — 0.1%
Atmos Energy Corp.	1,690	136,028
GAIL India Ltd.	5,716	39,991
Rubis SCA	760	54,255
Spire, Inc.	2,801	189,908
		420,182
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	2,910	175,560
ABIOMED, Inc.(1)	529	141,867
Align Technology, Inc.(1)	994	260,945
Analogic Corp.	100	8,350
Atrion Corp.	4	2,356
BioMerieux	180	13,806
Boston Scientific Corp.(1)	7,361	200,661
Cooper Cos., Inc. (The)	1,312	302,442
Edwards Lifesciences Corp.(1)	6,639	887,435
Hill-Rom Holdings, Inc.	2,988	249,976
IDEXX Laboratories, Inc.(1)	587	109,904
Insulet Corp.(1)	595	44,679
Intuitive Surgical, Inc.(1)	1,904	811,961
Koninklijke Philips NV	1,419	54,261
LivaNova plc(1)	987	88,573
Masimo Corp.(1)	2,323	203,332
Medtronic plc	10,530	841,242
Merit Medical Systems, Inc.(1)	829	37,719
Nevro Corp.(1)	441	35,774
Penumbra, Inc.(1)	768	83,098
STERIS plc	2,811	256,644
Sysmex Corp.	3,700	306,426
Teleflex, Inc.	1,405	351,011
Varian Medical Systems, Inc.(1)	2,340	279,256
Zimmer Biomet Holdings, Inc.	13,559	1,576,234
		7,323,512
Health Care Providers and Services — 1.0%
Amedisys, Inc.(1)	3,828	226,656
Cardinal Health, Inc.	5,307	367,297
Cigna Corp.	1,029	201,571
CVS Group plc	1,880	27,564
Envision Healthcare Corp.(1)	719	27,682
Express Scripts Holding Co.(1)	3,177	239,705
Fresenius Medical Care AG & Co. KGaA	2,130	226,234
HCA Healthcare, Inc.	6,799	674,801
HealthEquity, Inc.(1)	580	33,396

Henry Schein, Inc.(1)	5,171	342,269
LifePoint Health, Inc.(1)	7,227	333,165
McKesson Corp.	3,481	519,470
Miraca Holdings, Inc.	2,600	96,794
Providence Service Corp. (The)(1)	430	27,331
Quest Diagnostics, Inc.	3,449	355,419
Suzuken Co. Ltd.	1,600	65,007
Tivity Health, Inc.(1)	2,708	104,393
UnitedHealth Group, Inc.	4,331	979,499
WellCare Health Plans, Inc.(1)	2,244	435,134
		5,283,387
Health Care Technology — 0.1%
Cerner Corp.(1)	2,471	158,539
Cotiviti Holdings, Inc.(1)	1,703	57,068
Teladoc, Inc.(1)	817	32,762
Vocera Communications, Inc.(1)	1,076	29,590
		277,959
Hotels, Restaurants and Leisure — 1.1%
Accor SA	4,450	257,083
Carnival Corp.	5,216	349,003
Carnival plc	4,580	302,201
China Lodging Group Ltd. ADR	250	37,975
Chipotle Mexican Grill, Inc.(1)	455	144,877
Churchill Downs, Inc.	94	24,271
Compass Group plc	13,044	277,424
Corporate Travel Management Ltd.	1,950	38,318
Darden Restaurants, Inc.	4,712	434,399
Domino's Pizza, Inc.	308	68,502
Hilton Grand Vacations, Inc.(1)	3,949	170,439
Hilton Worldwide Holdings, Inc.	2,760	222,980
International Game Technology plc	5,048	133,772
Las Vegas Sands Corp.	9,517	692,933
Marriott International, Inc., Class A	5,126	723,842
McDonald's Corp.	72	11,357
MGM Resorts International	2,603	89,101
Papa John's International, Inc.	82	4,735
Planet Fitness, Inc., Class A(1)	1,287	47,593
Red Robin Gourmet Burgers, Inc.(1)	555	29,776
Red Rock Resorts, Inc., Class A	906	30,351
Royal Caribbean Cruises Ltd.	7,178	908,735
Ruth's Hospitality Group, Inc.	7	172
Texas Roadhouse, Inc.	631	34,869
Thomas Cook Group plc	26,362	44,313
TKP Corp.(1)	1,200	43,787
Vail Resorts, Inc.	2,519	518,586
Yum! Brands, Inc.	1,094	89,030
		5,730,424
Household Durables — 0.3%
Cairn Homes plc(1)	28,248	60,729
Cavco Industries, Inc.(1)	137	21,797
Electrolux AB, Series B	2,315	76,021
Garmin Ltd.	659	39,039
Haseko Corp.	7,300	107,028

Helen of Troy Ltd.(1)	648	58,352
Installed Building Products, Inc.(1)	458	27,365
LG Electronics, Inc.	817	74,873
Mohawk Industries, Inc.(1)	760	182,309
Neinor Homes SA(1)	2,687	50,485
PlayAGS, Inc.(1)	1,283	26,571
PulteGroup, Inc.	6,783	190,399
Sony Corp.	8,500	428,151
Toll Brothers, Inc.	4,242	185,927
TopBuild Corp.(1)	430	29,945
		1,558,991
Household Products — 0.4%
Central Garden & Pet Co., Class A(1)	716	25,948
Church & Dwight Co., Inc.	4,912	241,621
Energizer Holdings, Inc.	875	47,670
Kimberly-Clark Corp.	4,450	493,594
Procter & Gamble Co. (The)	14,443	1,134,065
Spectrum Brands Holdings, Inc.	192	18,952
		1,961,850
Industrial Conglomerates — 0.5%
3M Co.	3,610	850,191
Carlisle Cos., Inc.	2,979	306,569
DCC plc	156	14,170
General Electric Co.	32,510	458,716
Honeywell International, Inc.	4,415	667,151
Rheinmetall AG	946	125,196
Siemens AG	824	108,576
		2,530,569
Insurance — 1.3%
Aflac, Inc.	5,906	524,925
AIA Group Ltd.	69,600	577,919
Allianz SE	1,653	385,736
Allstate Corp. (The)	4,947	456,410
AMERISAFE, Inc.	926	51,856
Arthur J. Gallagher & Co.	3,115	215,278
Aspen Insurance Holdings Ltd.	1,075	39,130
Assicurazioni Generali SpA	6,391	119,901
Aviva plc	35,555	245,841
Brown & Brown, Inc.	2,837	149,340
Chubb Ltd.	7,923	1,124,432
CNP Assurances	5,709	138,770
First American Financial Corp.	1,860	107,936
Hannover Rueck SE	400	54,558
Hanover Insurance Group, Inc. (The)	278	29,999
Hiscox Ltd.	13,544	258,283
Infinity Property & Casualty Corp.	285	33,616
James River Group Holdings Ltd.	1,363	44,584
Kinsale Capital Group, Inc.	1,174	57,526
Legal & General Group plc	8,676	31,182
Mapfre SA	33,917	113,880
MetLife, Inc.	3,850	177,832
MS&AD Insurance Group Holdings, Inc.	1,400	43,360
Muenchener Rueckversicherungs-Gesellschaft AG	519	116,269

People's Insurance Co. Group of China Ltd. (The), H Shares	45,000	24,049
Ping An Insurance Group Co. of China Ltd., H Shares	2,500	26,320
Principal Financial Group, Inc.	2,740	170,784
ProAssurance Corp.	2,147	102,627
Reinsurance Group of America, Inc.	1,382	212,538
RenaissanceRe Holdings Ltd.	355	45,539
RLI Corp.	711	43,229
Sompo Holdings, Inc.	700	26,956
Sony Financial Holdings, Inc.	2,300	42,713
Swiss Re AG	2,366	241,545
Topdanmark A/S(1)	657	32,258
Torchmark Corp.	1,171	99,968
Travelers Cos., Inc. (The)	634	88,126
Trupanion, Inc.(1)	944	27,971
Unum Group	1,151	58,655
Validus Holdings Ltd.	855	57,832
Zurich Insurance Group AG	814	268,549
		6,668,222
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	2,309	3,492,247
ASOS plc(1)	4,390	448,333
Booking Holdings, Inc.(1)	256	520,714
Expedia, Inc.	1,444	151,865
Netflix, Inc.(1)	256	74,593
Nutrisystem, Inc.	642	19,742
Shutterfly, Inc.(1)	479	36,754
Start Today Co. Ltd.	11,500	296,311
Wayfair, Inc., Class A(1)	1,209	93,601
Zalando SE(1)	5,608	320,152
		5,454,312
Internet Software and Services — 1.7%
2U, Inc.(1)	881	72,929
Alphabet, Inc., Class A(1)	3,837	4,235,741
eBay, Inc.(1)	4,044	173,326
Facebook, Inc., Class A(1)	16,087	2,868,634
Five9, Inc.(1)	1,473	44,720
GrubHub, Inc.(1)	515	51,196
Just Eat plc(1)	20,969	251,636
LogMeIn, Inc.	3,056	353,121
Match Group, Inc.(1)	5,179	207,419
Mimecast Ltd.(1)	1,030	35,782
Q2 Holdings, Inc.(1)	504	22,957
SPS Commerce, Inc.(1)	60	3,601
Tencent Holdings Ltd.	700	38,391
VeriSign, Inc.(1)	788	91,424
		8,450,877
IT Services — 1.1%
Alliance Data Systems Corp.	59	14,217
Amadeus IT Group SA	4,470	328,075
Booz Allen Hamilton Holding Corp.	4,133	156,765
Cognizant Technology Solutions Corp., Class A	343	28,133
CSG Systems International, Inc.	1,171	54,662
CSRA, Inc.	1,907	77,291

DXC Technology Co.	7,850	804,939
EPAM Systems, Inc.(1)	405	45,814
Euronet Worldwide, Inc.(1)	180	15,277
EVERTEC, Inc.	3,557	57,623
Fiserv, Inc.(1)	1,516	217,379
FleetCor Technologies, Inc.(1)	939	187,734
Global Payments, Inc.	1,047	118,719
International Business Machines Corp.	4,268	665,082
InterXion Holding NV(1)	7,223	406,655
Keywords Studios plc	2,283	48,975
MasterCard, Inc., Class A	101	17,752
Nihon Unisys Ltd.	700	14,588
PayPal Holdings, Inc.(1)	6,401	508,303
Presidio, Inc.(1)	2,165	31,652
Science Applications International Corp.	172	12,451
Solutions 30 SE(1)	1,612	59,400
Teradata Corp.(1)	1,789	65,871
Total System Services, Inc.	5,530	486,364
Travelport Worldwide Ltd.	4,012	57,171
Unisys Corp.(1)	340	3,808
Visa, Inc., Class A	7,132	876,808
Worldline SA(1)	590	29,968
Worldpay, Inc., Class A(1)	4,605	374,294
		5,765,770
Leisure Products — 0.1%
BRP, Inc.	1,120	39,268
Malibu Boats, Inc., Class A(1)	1,325	42,466
Mattel, Inc.	4,170	66,303
MCBC Holdings, Inc.(1)	323	7,917
Sega Sammy Holdings, Inc.	5,500	79,514
Trigano SA	470	83,649
		319,117
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	3,352	229,914
Bio-Techne Corp.	1,022	144,450
Clinigen Healthcare Ltd.(1)	3,230	41,015
Eurofins Scientific SE	75	42,159
ICON plc(1)	917	103,905
Illumina, Inc.(1)	1,901	433,466
Lonza Group AG	2,386	606,872
PerkinElmer, Inc.	5,298	404,449
PRA Health Sciences, Inc.(1)	446	37,464
Waters Corp.(1)	437	89,428
		2,133,122
Machinery — 1.3%
Actuant Corp., Class A	1,775	40,292
Biesse SpA	500	27,557
Caterpillar, Inc.	5,933	917,420
Chart Industries, Inc.(1)	475	26,177
Cummins, Inc.	2,984	501,819
Daifuku Co. Ltd.	500	32,626
EnPro Industries, Inc.	671	48,621
Evoqua Water Technologies Corp.(1)	1,047	23,976

FANUC Corp.	100	25,215
Fuji Machine Manufacturing Co. Ltd.	2,000	40,691
Gardner Denver Holdings, Inc.(1)	754	24,136
Georg Fischer AG	22	32,014
Gima TT SpA(1)	1,207	25,876
Global Brass & Copper Holdings, Inc.	1,797	50,855
Graco, Inc.	613	27,187
Graham Corp.	834	16,855
Hitachi Construction Machinery Co. Ltd.	2,600	110,585
Hyster-Yale Materials Handling, Inc.	10	712
IMI plc	8,948	150,134
Industria Macchine Automatiche SpA	400	34,591
Ingersoll-Rand plc	5,498	488,222
ITT, Inc.	590	29,606
John Bean Technologies Corp.	1,654	183,180
Kadant, Inc.	414	39,496
Kennametal, Inc.	3,204	132,005
KION Group AG	327	28,022
Komatsu Ltd.	13,300	482,582
Lydall, Inc.(1)	207	9,967
Makita Corp.	4,600	216,433
Middleby Corp. (The)(1)	1,814	218,133
Oshkosh Corp.	3,947	311,537
PACCAR, Inc.	4,156	297,528
Parker-Hannifin Corp.	2,482	442,963
Rexnord Corp.(1)	148	4,289
Snap-on, Inc.	454	72,286
Terex Corp.	635	26,365
THK Co. Ltd.	1,600	69,032
Toro Co. (The)	6,268	398,457
Tsubaki Nakashima Co. Ltd.	2,400	69,439
Valmet Oyj	2,927	62,605
WABCO Holdings, Inc.(1)	2,323	320,504
Weir Group plc (The)	12,860	358,074
Woodward, Inc.	277	19,620
Yangzijiang Shipbuilding Holdings Ltd.	30,800	34,726
		6,472,410
Marine†
AP Moller - Maersk A/S, B Shares	90	146,519
Media — 0.4%
Comcast Corp., Class A	1,712	61,991
CyberAgent, Inc.	7,800	335,443
Daiichikosho Co., Ltd.	1,000	53,104
DISH Network Corp., Class A(1)	1,219	50,820
Entertainment One Ltd.	11,940	49,681
Entravision Communications Corp., Class A	9,268	59,779
Eutelsat Communications SA	2,648	61,942
John Wiley & Sons, Inc., Class A	1,526	98,045
Liberty Media Corp-Liberty Formula One, Class C(1)	2,035	67,013
Metropole Television SA	1,221	34,681
ProSiebenSat.1 Media SE	2,257	89,568
Sirius XM Holdings, Inc.	19,536	122,686
Time Warner, Inc.	3,856	358,454

Townsquare Media, Inc., Class A(1)	661	4,601
tronc, Inc.(1)	91	1,741
Vector, Inc.(1)	3,400	71,893
Vivendi SA	9,650	249,094
Walt Disney Co. (The)	230	23,727
		1,794,263
Metals and Mining — 0.2%
AMG Advanced Metallurgical Group NV	1,250	61,986
Anglo American plc	3,485	84,586
BHP Billiton plc	9,841	200,770
Centamin plc	6,425	13,159
Evraz plc	12,133	71,038
Fortescue Metals Group Ltd.	23,001	89,398
Kirkland Lake Gold Ltd.	4,210	66,076
Mitsui Mining & Smelting Co. Ltd.	900	44,969
Nippon Light Metal Holdings Co. Ltd.	11,900	32,175
Regis Resources Ltd.	3,560	11,786
Rio Tinto plc	5,803	310,833
Salzgitter AG	460	26,276
		1,013,052
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	901	15,182
Starwood Property Trust, Inc.	4,290	86,873
Two Harbors Investment Corp.	1,176	17,275
		119,330
Multi-Utilities — 0.1%
Ameren Corp.	1,761	95,622
Centrica plc	69,964	137,452
Engie SA	7,598	118,688
NorthWestern Corp.	4,903	250,445
Veolia Environnement SA	3,862	93,758
		695,965
Multiline Retail — 0.5%
B&M European Value Retail SA	79,976	452,242
Dollar General Corp.	1,603	151,628
Dollar Tree, Inc.(1)	4,985	511,660
Don Quijote Holdings Co. Ltd.	4,000	223,494
Marks & Spencer Group plc	9,765	39,573
Ryohin Keikaku Co. Ltd.	600	204,821
Seria Co. Ltd.	500	24,953
Target Corp.	13,286	1,001,897
		2,610,268
Oil, Gas and Consumable Fuels — 2.0%
Aker BP ASA	1,992	48,573
Anadarko Petroleum Corp.	11,336	646,605
Ardmore Shipping Corp.(1)	2,397	18,097
BP plc	22,479	145,816
Callon Petroleum Co.(1)	3,078	32,534
Chevron Corp.	8,334	932,741
Cimarex Energy Co.	2,405	231,096
Concho Resources, Inc.(1)	2,311	348,499
Devon Energy Corp.	7,264	222,787
EQT Corp.	7,656	385,173

Extraction Oil & Gas, Inc.(1)	1,284	15,511
Exxon Mobil Corp.	11,520	872,525
Galp Energia SGPS SA	4,124	74,526
GS Holdings Corp.	262	15,947
HollyFrontier Corp.	6,450	276,253
Imperial Oil Ltd.	13,288	359,849
JXTG Holdings, Inc.	18,600	112,921
Lundin Petroleum AB(1)	9,000	210,253
Marathon Petroleum Corp.	3,590	229,975
Neste Oyj	3,020	220,599
Noble Energy, Inc.	12,361	368,729
Occidental Petroleum Corp.	13,460	882,976
OMV AG	1,766	100,699
PBF Energy, Inc., Class A	826	24,210
Petroleo Brasileiro SA ADR(1)	7,013	91,800
Repsol SA	10,029	178,702
Royal Dutch Shell plc, A Shares	11,115	352,055
Royal Dutch Shell plc, B Shares	20,109	637,732
Royal Dutch Shell plc, Class B ADR	6,090	390,856
RSP Permian, Inc.(1)	1,189	45,551
Scorpio Tankers, Inc.	4,662	10,723
SK Innovation Co. Ltd.	197	37,165
Spectra Energy Partners LP	4,585	180,145
TOTAL SA	6,491	370,591
TOTAL SA ADR	15,860	899,103
WildHorse Resource Development Corp.(1)	453	7,692
		9,979,009
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	5,547	158,090
Oji Holdings Corp.	10,000	65,348
UPM-Kymmene Oyj	5,502	188,003
		411,441
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	2,896	145,235
Estee Lauder Cos., Inc. (The), Class A	1,839	254,591
Kose Corp.	2,400	448,746
Medifast, Inc.	515	32,852
Pola Orbis Holdings, Inc.	7,100	297,574
Unilever NV CVA	12,590	655,976
		1,834,974
Pharmaceuticals — 1.6%
Aerie Pharmaceuticals, Inc.(1)	248	12,685
Allergan plc	3,269	504,145
AstraZeneca plc	5,600	366,774
Bristol-Myers Squibb Co.	3,065	202,903
Catalent, Inc.(1)	1,325	55,319
Dechra Pharmaceuticals plc	1,410	48,704
Dermira, Inc.(1)	366	9,410
Eli Lilly & Co.	3,707	285,513
GlaxoSmithKline plc	19,721	354,043
Horizon Pharma plc(1)	575	8,383
Jazz Pharmaceuticals plc(1)	905	131,044
Johnson & Johnson	12,029	1,562,327

Merck & Co., Inc.	24,108	1,307,136
Nektar Therapeutics(1)	384	33,239
Nippon Shinyaku Co. Ltd.	300	16,747
Novartis AG	3,881	324,713
Optinose, Inc.(1)	470	8,324
Pacira Pharmaceuticals, Inc.(1)	287	8,983
Pfizer, Inc.	47,806	1,735,836
Roche Holding AG	2,198	509,647
Sanofi	1,243	98,048
Zoetis, Inc.	4,928	398,478
		7,982,401
Professional Services — 0.3%
ALS Ltd.	8,020	44,645
Capita plc	1,866	4,498
Dun & Bradstreet Corp. (The)	492	61,520
Huron Consulting Group, Inc.(1)	792	27,720
IHS Markit Ltd.(1)	4,269	200,856
Insperity, Inc.	103	6,726
Intertek Group plc	3,850	259,819
Meitec Corp.	300	16,913
On Assignment, Inc.(1)	134	10,276
Outsourcing, Inc.	3,200	60,738
Recruit Holdings Co. Ltd.	13,100	314,614
RELX plc	13,880	285,153
Robert Half International, Inc.	1,257	71,737
Teleperformance	382	54,326
TrueBlue, Inc.(1)	244	6,637
Verisk Analytics, Inc.(1)	2,891	295,431
		1,721,609
Real Estate Management and Development — 0.7%
Aroundtown SA	24,717	188,068
Ayala Land, Inc.	117,800	92,683
CapitaLand Ltd.	20,100	54,694
Central Pattana PCL	30,800	82,385
China Resources Land Ltd.	26,000	91,960
China Vanke Co. Ltd., H Shares	27,300	121,646
CIFI Holdings Group Co. Ltd.	74,000	57,400
City Developments Ltd.	10,800	103,484
CK Asset Holdings Ltd.	25,500	219,018
Country Garden Holdings Co. Ltd.	46,000	81,531
Daiwa House Industry Co. Ltd.	1,400	51,752
Deutsche Wohnen SE	1,582	65,464
Fabege AB	1,338	28,869
FirstService Corp.	359	24,986
Godrej Properties Ltd.(1)	2,446	28,989
Hang Lung Properties Ltd.	15,000	35,594
Iguatemi Empresa de Shopping Centers SA	9,500	115,016
Investors Cloud Co. Ltd.	2,100	40,907
Jones Lang LaSalle, Inc.	939	150,813
Kerry Properties Ltd.	11,000	49,744
KWG Property Holding Ltd.	57,500	79,167
Leopalace21 Corp.	12,800	100,910
Longfor Properties Co. Ltd.	36,000	102,795

Mitsui Fudosan Co. Ltd.	10,900	260,484
New World Development Co. Ltd.	54,000	81,550
Nexity SA	1,183	73,728
Relo Group, Inc.	1,600	44,447
Shimao Property Holdings Ltd.	25,500	62,800
SM Prime Holdings, Inc.	38,100	25,739
Sumitomo Realty & Development Co. Ltd.	6,000	217,243
Sun Hung Kai Properties Ltd.	9,000	149,350
Tricon Capital Group, Inc.	6,542	53,633
UOL Group Ltd.	16,100	102,917
VGP NV	536	41,805
Vonovia SE	5,881	268,262
Wharf Holdings Ltd. (The)	24,000	88,934
Wharf Real Estate Investment Co. Ltd.(1)	14,000	94,664
Wheelock & Co. Ltd.	9,000	65,320
		3,598,751
Road and Rail — 0.3%
Canadian Pacific Railway Ltd.	515	91,994
DSV A/S	4,722	370,116
Firstgroup plc(1)	5,829	6,533
Heartland Express, Inc.	13,272	259,069
J.B. Hunt Transport Services, Inc.	986	116,910
Norfolk Southern Corp.	1,651	229,621
Saia, Inc.(1)	387	28,116
Seino Holdings Co. Ltd.	2,400	40,836
Union Pacific Corp.	4,738	617,125
		1,760,320
Semiconductors and Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.(1)	5,045	61,095
Analog Devices, Inc.	1,748	157,582
Applied Materials, Inc.	30,047	1,730,407
ASML Holding NV	4,615	901,557
BE Semiconductor Industries NV	590	58,094
Broadcom Ltd.	4,593	1,131,991
Cavium, Inc.(1)	195	17,363
Cypress Semiconductor Corp.	1,503	26,257
Entegris, Inc.	1,252	41,566
Infineon Technologies AG	7,310	198,750
Intel Corp.	24,251	1,195,332
KLA-Tencor Corp.	2,072	234,778
Kulicke & Soffa Industries, Inc.(1)	1,471	34,274
Lam Research Corp.	3,427	657,504
Maxim Integrated Products, Inc.	10,477	638,468
Megachips Corp.	2,300	78,527
Microchip Technology, Inc.	2,075	184,530
Microsemi Corp.(1)	703	45,625
MKS Instruments, Inc.	395	43,983
Monolithic Power Systems, Inc.	429	50,219
NVIDIA Corp.	88	21,296
NXP Semiconductors NV(1)	135	16,829
Power Integrations, Inc.	355	23,856
QUALCOMM, Inc.	5,020	326,300
Rohm Co. Ltd.	2,200	232,695

SK Hynix, Inc.	752	53,165
Skyworks Solutions, Inc.	426	46,541
SOITEC(1)	514	40,118
SUMCO Corp.	2,700	71,430
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,206	52,280
Teradyne, Inc.	6,513	295,690
Texas Instruments, Inc.	5,957	645,441
Tokyo Electron Ltd.	200	39,020
Ulvac, Inc.	500	30,678
Xilinx, Inc.	2,586	184,252
		9,567,493
Software — 2.0%
Activision Blizzard, Inc.	8,232	602,006
Adobe Systems, Inc.(1)	3,184	665,870
Autodesk, Inc.(1)	1,689	198,407
Aveva Group plc	640	25,304
Bottomline Technologies de, Inc.(1)	1,381	52,450
Cadence Design Systems, Inc.(1)	1,449	56,178
Callidus Software, Inc.(1)	525	18,847
Electronic Arts, Inc.(1)	8,008	990,590
Guidewire Software, Inc.(1)	2,650	212,848
Microsoft Corp.	28,921	2,711,922
Nice Ltd. ADR	590	56,988
Nintendo Co. Ltd.	1,000	457,348
Oracle Corp.(New York)	26,611	1,348,379
Paycom Software, Inc.(1)	540	53,417
RealPage, Inc.(1)	1,030	53,817
Red Hat, Inc.(1)	3,309	487,747
RingCentral, Inc., Class A(1)	1,119	70,105
salesforce.com, Inc.(1)	3,417	397,226
ServiceNow, Inc.(1)	1,615	260,031
Splunk, Inc.(1)	4,008	373,546
Symantec Corp.	6,957	182,900
Synopsys, Inc.(1)	1,306	110,579
Trend Micro, Inc.	500	28,315
Tyler Technologies, Inc.(1)	1,284	260,793
Ubisoft Entertainment SA(1)	810	66,684
VMware, Inc., Class A(1)	1,105	145,584
Zendesk, Inc.(1)	871	37,610
		9,925,491
Specialty Retail — 0.7%
Advance Auto Parts, Inc.	5,914	675,675
At Home Group, Inc.(1)	1,149	33,999
Best Buy Co., Inc.	6,070	439,711
Burlington Stores, Inc.(1)	2,171	266,251
Camping World Holdings, Inc., Class A	1,080	45,144
CECONOMY AG	940	12,307
Floor & Decor Holdings, Inc., Class A(1)	791	35,650
Fnac Darty SA(1)	220	24,683
Home Depot, Inc. (The)	1,298	236,587
L Brands, Inc.	1,890	93,234
Lowe's Cos., Inc.	6,738	603,657
Maisons du Monde SA	884	37,440

MarineMax, Inc.(1)	1,091	22,802
National Vision Holdings, Inc.(1)	574	19,837
Nitori Holdings Co. Ltd.	1,200	201,147
O'Reilly Automotive, Inc.(1)	1,361	332,343
Penske Automotive Group, Inc.	619	28,350
RH(1)	199	16,891
Ross Stores, Inc.	2,206	172,267
Sleep Country Canada Holdings, Inc.	1,010	24,731
Sleep Number Corp.(1)	627	21,594
TJX Cos., Inc. (The)	2,455	202,979
		3,547,279
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	18,579	3,309,291
Brother Industries Ltd.	4,300	106,757
Canon, Inc.	2,700	103,037
Catcher Technology Co. Ltd.	2,000	23,839
Cray, Inc.(1)	1,737	37,867
HP, Inc.	4,564	106,752
Logitech International SA	1,866	72,989
Samsung Electronics Co. Ltd.	34	73,689
Western Digital Corp.	1,079	93,916
		3,928,137
Textiles, Apparel and Luxury Goods — 0.5%
adidas AG	2,130	474,041
Carter's, Inc.	1,049	122,397
Cie Financiere Richemont SA	3,280	288,762
Deckers Outdoor Corp.(1)	4,245	401,492
HUGO BOSS AG	787	70,151
Kering SA	730	343,085
Michael Kors Holdings Ltd.(1)	6,575	413,765
Steven Madden Ltd.(1)	373	16,375
Tapestry, Inc.	9,240	470,409
Titan Co. Ltd.	2,129	26,503
		2,626,980
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	17,967	224,408
Essent Group Ltd.(1)	824	37,154
LendingTree, Inc.(1)	43	14,986
Merchants Bancorp	76	1,558
Nationstar Mortgage Holdings, Inc.(1)	428	7,327
NMI Holdings, Inc., Class A(1)	2,350	46,647
		332,080
Tobacco — 0.3%
Altria Group, Inc.	5,520	347,484
British American Tobacco plc	8,360	491,010
Imperial Brands plc	2,030	72,839
Japan Tobacco, Inc.	800	22,798
Philip Morris International, Inc.	3,311	342,854
		1,276,985
Trading Companies and Distributors — 0.4%
Ashtead Group plc	12,863	370,893
Bunzl plc	10,270	275,831
DXP Enterprises, Inc.(1)	1,060	31,524

Ferguson plc	4,620	325,342
Foundation Building Materials, Inc.(1)	2,657	36,374
GMS, Inc.(1)	161	4,984
Marubeni Corp.	2,200	16,763
MonotaRO Co. Ltd.	9,400	301,076
MRC Global, Inc.(1)	1,867	30,861
MSC Industrial Direct Co., Inc., Class A	3,712	324,726
SiteOne Landscape Supply, Inc.(1)	546	37,587
United Rentals, Inc.(1)	1,564	273,841
		2,029,802
Transportation Infrastructure†
Hamburger Hafen und Logistik AG	610	14,934
Wireless Telecommunication Services — 0.2%
1&1 Drillisch AG	515	39,880
Boingo Wireless, Inc.(1)	717	18,979
KDDI Corp.	6,300	154,759
NTT DOCOMO, Inc.	5,400	138,095
T-Mobile US, Inc.(1)	6,511	394,632
Tele2 AB, B Shares	6,192	73,239
Vodafone Group plc	71,181	199,293
		1,018,877
TOTAL COMMON STOCKS (Cost $167,617,660)		222,388,469
U.S. TREASURY SECURITIES — 17.7%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,071,777
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	12,099
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	150,896
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	491,982
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	881,780
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	100,090
U.S. Treasury Bonds, 3.00%, 11/15/44	150,000	146,666
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	3,200,000	2,834,625
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	586,383
U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	830,145
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	366,735	418,562
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	5,523,420	5,528,922
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,473,869	2,466,414
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,521,600	4,650,088
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/21	3,380,488	3,350,677
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	2,953,260	2,987,514
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	1,013,690	997,925
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,626,449	2,596,623
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	4,058,514	3,982,929
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,283,923	3,266,616
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,373,502	1,377,166
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,344,070	9,093,387
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,163,320	4,051,947
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,027,152	2,263,726
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	2,858,790	2,807,177
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	4,253,791	4,230,987
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,730,916	4,518,594
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	204,110	197,718
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,499,145	1,463,813
U.S. Treasury Notes, 1.00%, 3/15/18	2,000,000	1,999,779

U.S. Treasury Notes, 2.625%, 4/30/18		37,000	37,069
U.S. Treasury Notes, 1.375%, 9/30/18		1,700,000	1,694,522
U.S. Treasury Notes, 1.625%, 7/31/19		1,743,000	1,729,689
U.S. Treasury Notes, 1.75%, 9/30/19		1,400,000	1,390,184
U.S. Treasury Notes, 1.50%, 11/30/19		1,090,000	1,076,460
U.S. Treasury Notes, 1.375%, 1/15/20		350,000	344,408
U.S. Treasury Notes, 1.50%, 5/15/20		2,400,000	2,358,469
U.S. Treasury Notes, 1.50%, 5/31/20		300,000	294,604
U.S. Treasury Notes, 1.375%, 9/15/20		1,500,000	1,464,141
U.S. Treasury Notes, 1.375%, 10/31/20		2,350,000	2,289,781
U.S. Treasury Notes, 2.00%, 11/30/20		250,000	247,412
U.S. Treasury Notes, 1.375%, 5/31/21		100,000	96,582
U.S. Treasury Notes, 2.00%, 10/31/21		2,450,000	2,404,158
U.S. Treasury Notes, 1.875%, 1/31/22		1,300,000	1,266,713
U.S. Treasury Notes, 1.875%, 4/30/22		2,400,000	2,332,078
U.S. Treasury Notes, 2.00%, 11/30/22		600,000	583,043
U.S. Treasury Notes, 2.25%, 8/15/27		361,000	342,062
TOTAL U.S. TREASURY SECURITIES (Cost $90,470,818)			89,308,382
CORPORATE BONDS — 13.1%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		60,000	57,853
Bombardier, Inc., 8.75%, 12/1/21(3)		25,000	27,531
Bombardier, Inc., 7.50%, 3/15/25(3)		35,000	36,094
Lockheed Martin Corp., 3.55%, 1/15/26		160,000	160,318
Rockwell Collins, Inc., 4.35%, 4/15/47		30,000	30,064
TransDigm, Inc., 6.00%, 7/15/22		40,000	41,050
United Technologies Corp., 6.05%, 6/1/36		51,000	62,628
United Technologies Corp., 5.70%, 4/15/40		75,000	89,683
			505,221
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		120,000	115,811
XPO Logistics, Inc., 6.50%, 6/15/22(3)		25,000	26,075
			141,886
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)		40,000	40,550
United Continental Holdings, Inc., 5.00%, 2/1/24		45,000	45,000
			85,550
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		15,000	15,525
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		85,000	87,231
Nemak SAB de CV, 4.75%, 1/23/25(3)		80,000	79,800
Tenneco, Inc., 5.00%, 7/15/26		60,000	59,100
			241,656
Automobiles — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18		10,000	9,983
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	50,281
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	61,048
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		25,000	25,437
Ford Motor Co., 4.35%, 12/8/26		90,000	88,844
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		110,000	110,581
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	257,719
General Motors Co., 4.20%, 10/1/27		30,000	29,555
General Motors Co., 5.15%, 4/1/38		100,000	99,060

General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	60,091
General Motors Financial Co., Inc., 3.10%, 1/15/19		170,000	170,450
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	188,721
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	53,038
			1,204,808
Banks — 2.2%
Akbank Turk AS, 5.00%, 10/24/22		50,000	49,789
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		102,000	101,027
Banco General SA, 4.125%, 8/7/27(3)		95,000	92,055
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(3)		230,000	224,963
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(4)		82,000	81,893
Bancolombia SA, VRN, 4.875%, 10/18/22(4)		100,000	97,775
Bank of America Corp., 4.10%, 7/24/23		70,000	72,424
Bank of America Corp., MTN, 4.00%, 4/1/24		66,000	67,766
Bank of America Corp., MTN, 4.20%, 8/26/24		190,000	193,963
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	90,482
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	137,840
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	67,555
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(4)		40,000	41,634
Bank of America Corp., VRN, 3.00%, 12/20/22(3)(4)		129,000	126,305
Bank of America Corp., VRN, 3.42%, 12/20/27(3)(4)		56,000	53,683
Barclays Bank plc, 5.14%, 10/14/20		100,000	103,862
BPCE SA, VRN, 2.75%, 7/8/21(4)	EUR	100,000	129,668
Branch Banking & Trust Co., 3.625%, 9/16/25		60,000	60,054
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	70,850
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(4)	EUR	100,000	126,090
Capital One Financial Corp., 4.20%, 10/29/25		255,000	253,279
Citigroup, Inc., 2.75%, 4/25/22		160,000	156,751
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,202
Citigroup, Inc., 4.45%, 9/29/27		350,000	357,585
Citigroup, Inc., VRN, 3.52%, 10/27/27(4)		210,000	202,792
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	298,206
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	165,712
Cooperatieve Rabobank UA, 3.875%, 2/8/22		170,000	173,873
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(4)	EUR	100,000	129,232
Credit Suisse AG, VRN, 1.81%, 3/26/18, resets monthly of the 1-month LIBOR plus 0.19%		1,500,000	1,500,588
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	472,334
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	88,522
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	221,713
Fifth Third Bancorp, 4.30%, 1/16/24		60,000	62,097
Fifth Third Bank, 2.875%, 10/1/21		31,000	30,799
Grupo Aval Ltd., 4.75%, 9/26/22		51,000	51,574
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(4)	GBP	90,000	147,450
Huntington Bancshares, Inc., 2.30%, 1/14/22		80,000	77,083
Itau Unibanco Holding SA, MTN, 6.20%, 12/21/21		60,000	63,870
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	70,069
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	614,665
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	233,295
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(4)		90,000	84,960
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	83,333
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	371,291
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	144,266
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(4)		184,000	185,961

PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		80,000	82,749
Regions Financial Corp., 2.75%, 8/14/22		70,000	68,313
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	26,689
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	255,237
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	153,721
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(3)		87,000	89,505
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(3)(4)		60,000	59,599
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	24,292
U.S. Bank N.A., 2.80%, 1/27/25		250,000	240,015
Wells Fargo & Co., 3.07%, 1/24/23		80,000	78,915
Wells Fargo & Co., 4.125%, 8/15/23		100,000	102,472
Wells Fargo & Co., 3.00%, 4/22/26		180,000	170,541
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	129,077
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	79,348
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	120,314
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	116,561
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18		1,000,000	995,426
Woori Bank, MTN, 4.75%, 4/30/24		61,000	62,621
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(3)		50,000	49,313
Zenith Bank plc, 6.25%, 4/22/19(3)		100,000	102,414
			11,289,302
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		310,000	309,026
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		200,000	198,534
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		180,000	192,656
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	63,082
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		30,000	31,258
Constellation Brands, Inc., 4.75%, 12/1/25		150,000	159,391
Molson Coors Brewing Co., 3.00%, 7/15/26		100,000	93,605
			1,047,552
Biotechnology — 0.3%
AbbVie, Inc., 2.90%, 11/6/22		195,000	191,220
AbbVie, Inc., 3.60%, 5/14/25		40,000	39,578
AbbVie, Inc., 4.40%, 11/6/42		130,000	129,854
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(3)		25,000	24,781
Amgen, Inc., 4.66%, 6/15/51		138,000	139,838
Biogen, Inc., 3.625%, 9/15/22		160,000	162,062
Celgene Corp., 3.25%, 8/15/22		90,000	89,645
Celgene Corp., 3.625%, 5/15/24		15,000	14,977
Celgene Corp., 3.875%, 8/15/25		130,000	129,839
Celgene Corp., 5.00%, 8/15/45		70,000	73,224
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	114,967
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	229,828
			1,339,813
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	113,894
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20(4)	EUR	100,000	128,821
Criteria Caixa SAU, MTN, 1.50%, 5/10/23		100,000	123,033
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		110,000	104,651
SURA Asset Management SA, 4.375%, 4/11/27		40,000	39,500
			396,005

Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	30,000	30,750
Blue Cube Spinco, Inc., 9.75%, 10/15/23	15,000	17,475
Braskem Netherlands Finance BV, 4.50%, 1/10/28(3)	82,000	79,519
CF Industries, Inc., 3.45%, 6/1/23	20,000	19,450
Chemours Co. (The), 6.625%, 5/15/23	25,000	26,406
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	4,000	3,946
Eastman Chemical Co., 3.60%, 8/15/22	6,000	6,076
Equate Petrochemical BV, 4.25%, 11/3/26(3)	82,000	81,694
Hexion, Inc., 6.625%, 4/15/20	10,000	9,350
Huntsman International LLC, 5.125%, 11/15/22	25,000	25,906
INEOS Group Holdings SA, 5.625%, 8/1/24(3)	30,000	30,563
Mexichem SAB de CV, 5.50%, 1/15/48(3)	105,000	100,170
NOVA Chemicals Corp., 4.875%, 6/1/24(3)	70,000	69,212
Olin Corp., 5.125%, 9/15/27	10,000	9,869
Platform Specialty Products Corp., 6.50%, 2/1/22(3)	20,000	20,575
Platform Specialty Products Corp., 5.875%, 12/1/25(3)	10,000	9,963
Tronox Finance plc, 5.75%, 10/1/25(3)	10,000	9,950
		550,874
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	20,000	21,338
Covanta Holding Corp., 5.875%, 3/1/24	40,000	40,200
Envision Healthcare Corp., 5.125%, 7/1/22(3)	25,000	25,312
Iron Mountain, Inc., 5.75%, 8/15/24	35,000	35,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)	28,000	30,555
Republic Services, Inc., 3.55%, 6/1/22	220,000	222,290
Waste Management, Inc., 4.10%, 3/1/45	70,000	69,920
		444,615
Communications†
Colombia Telecomunicaciones SA, VRN, 8.50%, 3/30/20(4)	41,000	43,562
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	27,000	35,204
CommScope Technologies LLC, 5.00%, 3/15/27(3)	60,000	58,650
HTA Group Ltd., 9.125%, 3/8/22(3)	61,000	65,596
IHS Netherlands Holdco BV, 9.50%, 10/27/21(3)	107,000	114,673
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	25,000	26,094
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(3)	60,000	60,450
		360,667
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	35,000	35,525
Construction Materials†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)	10,000	10,212
Cemex SAB de CV, 6.125%, 5/5/25	80,000	84,600
Owens Corning, 4.20%, 12/15/22	90,000	92,646
Standard Industries, Inc., 6.00%, 10/15/25(3)	20,000	21,225
		208,683
Consumer Discretionary†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(3)	60,000	58,800
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	60,000	59,924
American Express Credit Corp., MTN, 2.25%, 5/5/21	70,000	68,350
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,411
CIT Group, Inc., 5.00%, 8/15/22	90,000	93,037

Discover Financial Services, 3.75%, 3/4/25		200,000	196,702
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	20,925
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		20,000	20,725
Navient Corp., 5.00%, 10/26/20		45,000	45,394
Navient Corp., 5.50%, 1/25/23		20,000	19,875
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)		20,000	20,100
Synchrony Financial, 2.60%, 1/15/19		60,000	59,913
Synchrony Financial, 3.00%, 8/15/19		50,000	50,046
			903,402
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		60,000	59,625
Berry Global, Inc., 5.125%, 7/15/23		25,000	25,625
BWAY Holding Co., 5.50%, 4/15/24(3)		10,000	10,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	177,187
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		33,919	34,428
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	30,633
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		40,000	42,200
Sealed Air Corp., 5.125%, 12/1/24(3)		25,000	25,875
			405,823
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	68,355
Diversified Financial Services — 1.5%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	120,330
Ally Financial, Inc., 4.125%, 2/13/22		40,000	40,200
Ally Financial, Inc., 4.625%, 3/30/25		40,000	40,350
Ally Financial, Inc., 5.75%, 11/20/25		45,000	47,081
Barclays plc, MTN, VRN, 2.00%, 2/7/23(4)	EUR	200,000	241,974
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	173,833
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(4)		100,000	134,711
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	269,100
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		286,000	279,891
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		35,000	34,724
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	49,699
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	77,086
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	586,036
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		20,000	19,661
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		305,000	294,146
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	96,597
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(4)		50,000	48,882
Gulf Gate Apartments LLC, VRN, 1.60%, 3/1/18 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)(5)		3,000,000	3,000,000
HSBC Holdings plc, 4.30%, 3/8/26		200,000	206,425
HSBC Holdings plc, VRN, 3.26%, 3/13/22(4)		200,000	198,661
HUB International Ltd., 7.875%, 10/1/21(3)		30,000	30,975
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	50,250
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		125,000	117,656
Morgan Stanley, 2.75%, 5/19/22		50,000	48,902
Morgan Stanley, 4.375%, 1/22/47		40,000	40,602
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	260,668
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	250,086
Morgan Stanley, MTN, 4.00%, 7/23/25		350,000	354,860
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		15,000	15,375
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(4)	EUR	100,000	135,399

WTT Investment Ltd., 5.50%, 11/21/22(3)		60,000	59,827
			7,323,987
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 5.00%, 3/1/21		150,000	157,937
AT&T, Inc., 3.60%, 2/17/23		90,000	90,301
AT&T, Inc., 4.45%, 4/1/24		6,000	6,192
AT&T, Inc., 3.40%, 5/15/25		90,000	86,785
AT&T, Inc., 3.90%, 8/14/27		170,000	168,994
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	128,268
AT&T, Inc., 4.75%, 5/15/46		130,000	123,636
AT&T, Inc., 5.15%, 11/15/46(3)		171,000	171,459
AT&T, Inc., 5.15%, 2/14/50		150,000	150,291
Axtel SAB de CV, 6.375%, 11/14/24(3)		80,000	81,900
CenturyLink, Inc., 5.625%, 4/1/20		50,000	50,935
CenturyLink, Inc., 5.80%, 3/15/22		10,000	9,912
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		5,000	4,758
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)		170,000	166,974
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	66,767
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	49,221
Frontier Communications Corp., 10.50%, 9/15/22		85,000	72,781
Frontier Communications Corp., 11.00%, 9/15/25		35,000	27,606
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	24,469
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		80,000	76,200
Level 3 Financing, Inc., 5.375%, 8/15/22		55,000	55,687
Ooredoo International Finance Ltd., 7.875%, 6/10/19(3)		92,000	97,576
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		61,000	58,860
Orange SA, 4.125%, 9/14/21		120,000	124,891
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	49,500
Telefonica Europe BV, VRN, 5.875%, 3/31/24(4)	EUR	100,000	142,039
Verizon Communications, Inc., 3.50%, 11/1/24		80,000	79,418
Verizon Communications, Inc., 2.625%, 8/15/26		120,000	109,500
Verizon Communications, Inc., 4.125%, 3/16/27		70,000	71,246
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	39,375
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,985
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	56,732
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	106,609
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20		8,000	6,920
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(3)		30,000	28,200
			2,756,924
Electric Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)		61,000	60,588
Greenko Investment Co., 4.875%, 8/16/23(3)		41,000	39,667
Minejesa Capital BV, 4.625%, 8/10/30(3)		82,000	80,425
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		50,000	48,312
			228,992
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		17,000	16,788
Ensco plc, 5.20%, 3/15/25		30,000	25,050
Halliburton Co., 3.80%, 11/15/25		120,000	120,134
Halliburton Co., 4.85%, 11/15/35		60,000	64,451
Nabors Industries, Inc., 4.625%, 9/15/21		10,000	9,800
Noble Holding International Ltd., 7.75%, 1/15/24		55,000	50,325
Transocean, Inc., 9.00%, 7/15/23(3)		55,000	59,469

Weatherford International Ltd., 7.75%, 6/15/21		20,000	19,837
Weatherford International Ltd., 4.50%, 4/15/22		50,000	44,250
			410,104
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		40,000	41,846
American Tower Corp., 3.375%, 10/15/26		150,000	142,636
Boston Properties LP, 3.65%, 2/1/26		80,000	79,413
CoreCivic, Inc., 4.125%, 4/1/20		15,000	15,075
Crown Castle International Corp., 5.25%, 1/15/23		10,000	10,729
Crown Castle International Corp., 4.45%, 2/15/26		80,000	81,399
Equinix, Inc., 5.375%, 4/1/23		15,000	15,469
Equinix, Inc., 5.375%, 5/15/27		20,000	20,450
Essex Portfolio LP, 3.625%, 8/15/22		90,000	90,776
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,615
Hospitality Properties Trust, 4.65%, 3/15/24		60,000	61,827
Iron Mountain, Inc., 4.875%, 9/15/27(3)		20,000	18,950
Kilroy Realty LP, 3.80%, 1/15/23		100,000	100,885
Kilroy Realty LP, 4.375%, 10/1/25		30,000	30,646
Kimco Realty Corp., 2.80%, 10/1/26		80,000	72,923
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	20,790
Simon Property Group LP, 3.25%, 11/30/26		50,000	48,514
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(3)		10,000	9,012
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		50,000	46,875
Welltower, Inc., 3.75%, 3/15/23		100,000	101,718
			1,039,548
Financial Services†
MDC GMTN B.V., 3.25%, 4/28/22(3)		41,000	40,688
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		45,000	50,751
			91,439
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		35,000	32,419
Cencosud SA, 4.375%, 7/17/27		100,000	96,980
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		163,000	160,165
CVS Health Corp., 3.50%, 7/20/22		110,000	109,695
CVS Health Corp., 5.125%, 7/20/45		50,000	52,347
Horizon Pharma, Inc., 6.625%, 5/1/23		20,000	20,100
Kroger Co. (The), 3.30%, 1/15/21		170,000	171,152
Kroger Co. (The), 3.875%, 10/15/46		50,000	43,420
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)		200,000	196,700
Rite Aid Corp., 6.125%, 4/1/23(3)		60,000	60,675
SUPERVALU, Inc., 6.75%, 6/1/21		10,000	9,925
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	76,027
Walmart, Inc., 2.55%, 4/11/23		19,000	18,624
			1,048,229
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	19,300
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		20,000	19,579
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		30,000	28,800
Kraft Heinz Foods Co., 5.20%, 7/15/45		70,000	71,564
Kraft Heinz Foods Co., 4.375%, 6/1/46		50,000	45,598
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		70,000	70,700
MHP SE, 7.75%, 5/10/24(3)		51,000	55,091
Minerva Luxembourg SA, 6.50%, 9/20/26		126,000	125,528

Minerva Luxembourg SA, 5.875%, 1/19/28(3)	30,000	28,166
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)	70,000	69,825
Post Holdings, Inc., 5.00%, 8/15/26(3)	110,000	104,775
		638,926
Gas Utilities — 0.5%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	9,000	9,439
Boardwalk Pipelines LP, 4.45%, 7/15/27	40,000	39,305
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	40,000	42,450
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	20,000	20,300
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	25,000	25,406
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	130,637
Enbridge, Inc., 4.00%, 10/1/23	70,000	71,566
Enbridge, Inc., 4.50%, 6/10/44	60,000	58,843
Energy Transfer Equity LP, 5.875%, 1/15/24	25,000	26,563
Energy Transfer Equity LP, 5.50%, 6/1/27	35,000	36,313
Energy Transfer LP, 4.15%, 10/1/20	110,000	112,254
Energy Transfer LP, 3.60%, 2/1/23	110,000	108,680
Energy Transfer LP, 6.50%, 2/1/42	80,000	88,851
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	230,060
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	35,000	36,216
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	20,000	19,300
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	230,174
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	104,933
MPLX LP, 4.875%, 12/1/24	25,000	26,338
MPLX LP, 4.875%, 6/1/25	160,000	167,748
MPLX LP, 4.50%, 4/15/38	40,000	39,154
MPLX LP, 5.20%, 3/1/47	20,000	20,645
ONEOK, Inc., 4.00%, 7/13/27	50,000	49,450
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	158,193
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	26,707	27,490
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	20,000	20,875
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	180,000	193,903
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	166,818
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	45,000	44,044
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	20,000	20,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(3)	30,000	29,250
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	18,492
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	78,100
Williams Cos., Inc. (The), 4.55%, 6/24/24	60,000	60,750
Williams Partners LP, 4.125%, 11/15/20	20,000	20,478
Williams Partners LP, 5.10%, 9/15/45	90,000	93,429
		2,626,447
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	40,000	39,881
Abbott Laboratories, 3.75%, 11/30/26	120,000	119,231
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	118,375
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	47,908
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	58,887
Medtronic, Inc., 2.50%, 3/15/20	70,000	69,624
Medtronic, Inc., 3.50%, 3/15/25	12,000	11,997
Medtronic, Inc., 4.375%, 3/15/35	190,000	201,475
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	94,589
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	35,065

Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	60,000	67,943
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	59,556
		924,531
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	10,171
Aetna, Inc., 2.75%, 11/15/22	90,000	87,296
Anthem, Inc., 3.65%, 12/1/27	50,000	48,636
Anthem, Inc., 4.65%, 1/15/43	50,000	51,137
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	10,000	9,369
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	18,550
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	32,750
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	18,300
DaVita, Inc., 5.125%, 7/15/24	35,000	34,825
DaVita, Inc., 5.00%, 5/1/25	30,000	29,475
Encompass Health Corp., 5.75%, 11/1/24	15,000	15,263
Envision Healthcare Corp., 5.625%, 7/15/22	25,000	25,625
Express Scripts Holding Co., 3.40%, 3/1/27	190,000	180,361
HCA, Inc., 3.75%, 3/15/19	250,000	252,195
HCA, Inc., 4.75%, 5/1/23	80,000	81,600
HCA, Inc., 5.00%, 3/15/24	70,000	71,487
HCA, Inc., 5.375%, 2/1/25	70,000	71,335
HCA, Inc., 4.50%, 2/15/27	45,000	44,044
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	30,225
Kindred Healthcare, Inc., 8.00%, 1/15/20	30,000	32,212
Mylan NV, 3.95%, 6/15/26	70,000	67,824
Northwell Healthcare, Inc., 4.26%, 11/1/47	40,000	39,101
NYU Hospitals Center, 4.43%, 7/1/42	70,000	72,948
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,094
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,082
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	36,969
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,150
Tenet Healthcare Corp., 5.125%, 5/1/25(3)	50,000	48,687
Tenet Healthcare Corp., 7.00%, 8/1/25(3)	30,000	30,038
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	119,116
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	50,735
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	82,704
Universal Health Services, Inc., 5.00%, 6/1/26(3)	30,000	30,525
		1,799,829
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	50,000	50,437
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	30,000	29,381
Aramark Services, Inc., 5.125%, 1/15/24	15,000	15,338
Aramark Services, Inc., 5.00%, 4/1/25(3)	40,000	40,400
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,588
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	26,344
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	37,144
FelCor Lodging LP, 5.625%, 3/1/23	10,000	10,238
Golden Nugget, Inc., 6.75%, 10/15/24(3)	30,000	30,825
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	110,000	108,350
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	20,000	20,125
International Game Technology plc, 6.25%, 2/15/22(3)	25,000	26,469
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)	20,000	20,889
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	59,395

McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	43,054
MGM Resorts International, 6.00%, 3/15/23		30,000	31,987
MGM Resorts International, 4.625%, 9/1/26		10,000	9,825
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		35,000	34,825
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)		10,000	9,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		60,000	64,554
Scientific Games International, Inc., 6.25%, 9/1/20		15,000	15,150
Scientific Games International, Inc., 10.00%, 12/1/22		20,000	21,765
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		30,000	30,487
Yum! Brands, Inc., 3.75%, 11/1/21		25,000	24,844
			771,914
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		2,000	2,035
Beazer Homes USA, Inc., 6.75%, 3/15/25		30,000	30,450
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	19,050
Lennar Corp., 4.75%, 4/1/21		70,000	71,750
Lennar Corp., 4.50%, 4/30/24		40,000	39,800
Meritage Homes Corp., 5.125%, 6/6/27		40,000	39,600
Newell Brands, Inc., 4.20%, 4/1/26		50,000	49,596
PulteGroup, Inc., 5.50%, 3/1/26		20,000	20,325
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		20,000	20,600
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		55,000	56,375
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	76,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		60,000	62,250
William Lyon Homes, Inc., 5.875%, 1/31/25		25,000	25,000
			512,831
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		25,000	25,062
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,400
			66,462
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		40,000	39,861
General Electric Co., 2.70%, 10/9/22		90,000	87,132
General Electric Co., 4.125%, 10/9/42		40,000	37,464
General Electric Co., MTN, 4.375%, 9/16/20		104,000	107,294
Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24		70,000	75,208
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		50,000	51,938
			398,897
Insurance — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	157,317
American International Group, Inc., 4.125%, 2/15/24		240,000	246,498
American International Group, Inc., 4.50%, 7/16/44		70,000	69,795
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22(4)	GBP	50,000	74,544
AXA SA, 7.125%, 12/15/20		110,000	173,373
AXA SA, MTN, VRN, 3.375%, 7/6/27(4)	EUR	200,000	266,509
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		90,000	90,154
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	49,113
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	118,503
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	117,225
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	59,340
CNP Assurances, VRN, 4.00%, 11/18/24(4)	EUR	100,000	135,027
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(4)		100,000	135,032
Fiore Capital LLC, VRDN, 1.50%, 3/1/18 (LOC: Wells Fargo Bank N.A.)(4)		1,500,000	1,500,000

Genworth Holdings, Inc., 7.625%, 9/24/21		20,000	19,720
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	35,838
International Lease Finance Corp., 3.875%, 4/15/18		120,000	120,053
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(4)	EUR	200,000	267,631
Markel Corp., 4.90%, 7/1/22		120,000	126,575
MetLife, Inc., 4.125%, 8/13/42		9,000	8,946
MetLife, Inc., 4.875%, 11/13/43		70,000	76,370
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	98,742
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	49,680
Prudential Financial, Inc., 3.94%, 12/7/49(3)		166,000	158,100
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		12,000	12,656
Travelers Cos., Inc. (The), 4.05%, 3/7/48(6)		30,000	29,809
Voya Financial, Inc., 5.70%, 7/15/43		110,000	129,163
WR Berkley Corp., 4.625%, 3/15/22		80,000	83,602
WR Berkley Corp., 4.75%, 8/1/44		50,000	51,707
			4,461,022
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	136,241
Amazon.com, Inc., 3.15%, 8/22/27(3)		160,000	154,544
Amazon.com, Inc., 3.875%, 8/22/37(3)		40,000	39,980
JD.com, Inc., 3.875%, 4/29/26		102,000	99,376
			430,141
Internet Software and Services†
Netflix, Inc., 5.75%, 3/1/24		35,000	36,881
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		25,000	25,438
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	84,405
First Data Corp., 7.00%, 12/1/23(3)		55,000	57,956
First Data Corp., 5.00%, 1/15/24(3)		95,000	95,950
First Data Corp., 5.75%, 1/15/24(3)		5,000	5,106
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		170,000	171,941
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	128,586
			569,382
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(3)		25,000	27,125
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		16,000	15,928
			43,053
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		40,000	40,150
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39		70,000	94,665
21st Century Fox America, Inc., 4.75%, 9/15/44		32,000	34,324
Altice Financing SA, 6.625%, 2/15/23(3)		70,000	70,087
Altice US Finance I Corp., 5.50%, 5/15/26(3)		25,000	24,813
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		25,000	24,406
AMC Networks, Inc., 4.75%, 8/1/25		100,000	97,125
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23		174,000	180,530
CBS Corp., 4.00%, 1/15/26		70,000	69,943
CBS Corp., 4.85%, 7/1/42		50,000	50,047
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		170,000	173,400
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		75,000	76,219
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		55,000	53,006
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	299,091

Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	22,606
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20		45,000	45,113
Comcast Corp., 6.40%, 5/15/38		110,000	139,987
Comcast Corp., 4.75%, 3/1/44		120,000	128,062
CSC Holdings LLC, 6.75%, 11/15/21		45,000	47,447
CSC Holdings LLC, 6.625%, 10/15/25(3)		50,000	52,625
CSC Holdings LLC, 5.50%, 4/15/27(3)		20,000	19,750
Digicel Ltd., 6.00%, 4/15/21		61,000	59,017
Discovery Communications LLC, 5.625%, 8/15/19		80,000	83,169
Discovery Communications LLC, 3.95%, 3/20/28		180,000	173,150
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,750
DISH DBS Corp., 5.00%, 3/15/23		15,000	13,838
DISH DBS Corp., 5.875%, 11/15/24		55,000	51,631
Gray Television, Inc., 5.125%, 10/15/24(3)		25,000	24,563
Gray Television, Inc., 5.875%, 7/15/26(3)		40,000	39,750
GTH Finance BV, 7.25%, 4/26/23(3)		121,000	132,539
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,750
Lamar Media Corp., 5.375%, 1/15/24		100,000	103,589
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(3)		50,000	53,171
Myriad International Holdings BV, 6.00%, 7/18/20		61,000	64,365
NBCUniversal Media LLC, 4.375%, 4/1/21		140,000	146,013
NBCUniversal Media LLC, 2.875%, 1/15/23		60,000	59,169
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		25,000	25,188
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		120,000	121,785
Omnicom Group, Inc., 3.60%, 4/15/26		130,000	127,111
Regal Entertainment Group, 5.75%, 3/15/22		30,000	30,900
RR Donnelley & Sons Co., 6.00%, 4/1/24		25,000	24,344
SFR Group SA, 6.00%, 5/15/22(3)		35,000	34,125
SFR Group SA, 7.375%, 5/1/26(3)		35,000	33,917
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		30,000	30,525
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		15,000	15,000
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		50,000	50,937
TEGNA, Inc., 5.50%, 9/15/24(3)		30,000	30,938
Time Warner Cable LLC, 4.50%, 9/15/42		110,000	99,721
Time Warner, Inc., 2.95%, 7/15/26		80,000	73,624
Time Warner, Inc., 3.80%, 2/15/27		100,000	96,957
Time Warner, Inc., 5.35%, 12/15/43		50,000	53,421
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		80,000	79,913
Univision Communications, Inc., 5.125%, 2/15/25(3)		45,000	41,681
Viacom, Inc., 3.125%, 6/15/22		60,000	59,316
Viacom, Inc., 4.25%, 9/1/23		80,000	82,158
Viacom, Inc., 4.375%, 3/15/43		30,000	27,075
Virgin Media Secured Finance plc, 5.25%, 1/15/26(3)		60,000	59,025
VTR Finance BV, 6.875%, 1/15/24		92,000	96,140
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		12,000	11,650
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		30,000	31,204
WMG Acquisition Corp., 5.625%, 4/15/22(3)		16,000	16,420
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	136,080
			4,252,865
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		15,000	15,328
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		20,000	21,550
Aleris International, Inc., 9.50%, 4/1/21(3)		10,000	10,537

Allegheny Technologies, Inc., 5.95%, 1/15/21		35,000	35,831
ArcelorMittal, 5.75%, 3/1/21		60,000	63,300
Arconic, Inc., 5.125%, 10/1/24		50,000	51,719
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	35,800
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(3)		50,000	48,719
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	52,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		50,000	49,812
First Quantum Minerals Ltd., 6.875%, 3/1/26(3)		60,000	59,925
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	53,641
Freeport-McMoRan, Inc., 3.875%, 3/15/23		5,000	4,863
Freeport-McMoRan, Inc., 5.40%, 11/14/34		40,000	39,100
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)		70,000	73,538
Kinross Gold Corp., 5.125%, 9/1/21		10,000	10,375
Lundin Mining Corp., 7.875%, 11/1/22(3)		20,000	21,250
Nexa Resources SA, 5.375%, 5/4/27		92,000	95,174
Novelis Corp., 5.875%, 9/30/26(3)		55,000	55,550
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(3)		51,000	50,657
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,750
Steel Dynamics, Inc., 5.00%, 12/15/26		50,000	51,125
Teck Resources Ltd., 4.75%, 1/15/22		45,000	45,900
United States Steel Corp., 7.375%, 4/1/20		10,000	10,742
Vedanta Resources plc, 6.125%, 8/9/24(3)		87,000	87,710
			1,074,896
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		25,000	25,078
Multi-Utilities — 0.6%
AES Corp., 4.875%, 5/15/23		65,000	65,894
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		60,000	60,750
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	25,187
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		20,000	19,900
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	80,368
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(3)		70,000	66,883
Calpine Corp., 5.375%, 1/15/23		35,000	34,256
Centrica plc, VRN, 5.25%, 4/10/25(4)	GBP	100,000	145,859
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		102,000	105,637
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	59,370
Dominion Energy, Inc., 6.40%, 6/15/18		190,000	192,185
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	77,491
Dominion Energy, Inc., 3.625%, 12/1/24		80,000	80,045
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	75,368
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	225,047
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	78,906
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,237
Dynegy, Inc., 7.375%, 11/1/22		50,000	52,812
Exelon Corp., 5.15%, 12/1/20		120,000	125,744
Exelon Corp., 4.45%, 4/15/46		30,000	30,542
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	62,019
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	42,141
FirstEnergy Corp., 4.25%, 3/15/23		120,000	123,639
FirstEnergy Corp., 4.85%, 7/15/47		30,000	31,657
Florida Power & Light Co., 3.95%, 3/1/48		50,000	50,246
Georgia Power Co., 4.30%, 3/15/42		50,000	51,103
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		41,000	46,540

KazTransGas JSC, 4.375%, 9/26/27(3)		82,000	78,723
Listrindo Capital BV, 4.95%, 9/14/26		41,000	39,926
MidAmerican Energy Co., 4.40%, 10/15/44		40,000	43,143
NiSource, Inc., 5.65%, 2/1/45		70,000	83,500
NRG Energy, Inc., 6.25%, 7/15/22		75,000	77,812
NRG Energy, Inc., 6.25%, 5/1/24		10,000	10,400
Pacific Gas & Electric Co., 4.00%, 12/1/46		65,000	60,111
Pampa Energia SA, 7.50%, 1/24/27		82,000	86,100
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		82,000	86,241
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	71,534
Progress Energy, Inc., 3.15%, 4/1/22		60,000	59,940
Sempra Energy, 2.875%, 10/1/22		130,000	127,920
Sempra Energy, 3.25%, 6/15/27		80,000	76,593
Sempra Energy, 4.00%, 2/1/48		40,000	37,506
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	28,202
Southern Power Co., 5.15%, 9/15/41		40,000	43,156
Southwestern Public Service Co., 3.70%, 8/15/47		30,000	28,627
SSE plc, VRN, 2.375%, 4/1/21(4)	EUR	100,000	126,350
Xcel Energy, Inc., 3.35%, 12/1/26		40,000	39,246
			3,223,856
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		25,000	24,969
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	112,323
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)		20,000	12,200
			149,492
Oil, Gas and Consumable Fuels — 1.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		20,000	21,400
Anadarko Petroleum Corp., 5.55%, 3/15/26		90,000	98,447
Anadarko Petroleum Corp., 6.45%, 9/15/36		30,000	35,840
Antero Resources Corp., 5.125%, 12/1/22		95,000	96,306
Antero Resources Corp., 5.00%, 3/1/25		80,000	81,000
Apache Corp., 4.75%, 4/15/43		50,000	49,582
BP Capital Markets plc, 4.50%, 10/1/20		40,000	41,570
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	24,500
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		7,000	7,149
Cenovus Energy, Inc., 4.25%, 4/15/27		30,000	29,372
Chesapeake Energy Corp., 8.00%, 12/15/22(3)		17,000	18,147
Chesapeake Energy Corp., 8.00%, 1/15/25(3)		30,000	29,700
Chevron Corp., 2.10%, 5/16/21		100,000	97,736
Cimarex Energy Co., 4.375%, 6/1/24		100,000	103,900
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		102,000	98,698
CNX Resources Corp., 5.875%, 4/15/22		50,000	50,406
Comstock Resources, Inc. (Toggle PIK), 10.00%, 3/15/20		30,000	31,200
Concho Resources, Inc., 4.375%, 1/15/25		120,000	122,951
Concho Resources, Inc., 4.875%, 10/1/47		40,000	41,468
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	51,313
Continental Resources, Inc., 3.80%, 6/1/24		130,000	126,750
Continental Resources, Inc., 4.90%, 6/1/44		15,000	14,456
Denbury Resources, Inc., 9.00%, 5/15/21(3)		10,000	10,275
Denbury Resources, Inc., 4.625%, 7/15/23		15,000	11,175
Diamondback Energy, Inc., 4.75%, 11/1/24		25,000	24,750
Ecopetrol SA, 5.875%, 5/28/45		130,000	130,812
Encana Corp., 6.50%, 2/1/38		60,000	73,116

EOG Resources, Inc., 5.625%, 6/1/19		110,000	113,806
EOG Resources, Inc., 4.10%, 2/1/21		70,000	71,945
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(3)		20,000	14,850
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		20,000	20,700
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	134,643
Exxon Mobil Corp., 3.04%, 3/1/26		50,000	48,919
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		30,000	28,500
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(3)		286,000	305,529
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)		56,000	60,952
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)		56,000	68,771
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(3)		80,000	78,200
Gulfport Energy Corp., 6.00%, 10/15/24		15,000	14,813
Gulfport Energy Corp., 6.375%, 5/15/25		45,000	44,550
Halcon Resources Corp., 6.75%, 2/15/25		40,000	40,600
Hess Corp., 6.00%, 1/15/40		80,000	85,080
Laredo Petroleum, Inc., 6.25%, 3/15/23		10,000	10,150
Lukoil International Finance BV, 4.75%, 11/2/26(3)		87,000	90,153
Marathon Oil Corp., 3.85%, 6/1/25		50,000	49,630
Marathon Oil Corp., 4.40%, 7/15/27		80,000	81,440
MEG Energy Corp., 6.50%, 1/15/25(3)		25,000	24,625
Murphy Oil Corp., 4.45%, 12/1/22		30,000	29,700
Newfield Exploration Co., 5.75%, 1/30/22		150,000	159,000
Newfield Exploration Co., 5.375%, 1/1/26		10,000	10,375
Noble Energy, Inc., 4.15%, 12/15/21		120,000	123,164
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	41,075
Occidental Petroleum Corp., 4.625%, 6/15/45		20,000	21,103
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)		40,000	39,800
Petrobras Global Finance BV, 8.75%, 5/23/26		125,000	146,856
Petrobras Global Finance BV, 5.75%, 2/1/29		150,000	144,600
Petrobras Global Finance BV, 7.25%, 3/17/44		70,000	71,225
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	58,781
Petroleos Mexicanos, 5.35%, 2/12/28(3)		80,000	79,000
Phillips 66, 4.30%, 4/1/22		160,000	166,292
Phillips 66, 3.90%, 3/15/28(6)		70,000	69,998
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(4)		82,000	82,830
QEP Resources, Inc., 5.375%, 10/1/22		50,000	51,000
Range Resources Corp., 5.00%, 8/15/22		45,000	44,550
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(3)		184,000	194,412
Reliance Industries Ltd., 4.125%, 1/28/25		133,000	133,433
Reliance Industries Ltd., 3.67%, 11/30/27(3)		45,000	42,796
Saka Energi Indonesia PT, 4.45%, 5/5/24		82,000	80,932
Sanchez Energy Corp., 7.75%, 6/15/21		25,000	24,000
Sanchez Energy Corp., 6.125%, 1/15/23		20,000	15,100
Shell International Finance BV, 2.375%, 8/21/22		100,000	97,358
Shell International Finance BV, 3.625%, 8/21/42		120,000	112,360
Shell International Finance BV, 4.55%, 8/12/43		6,000	6,458
SM Energy Co., 5.00%, 1/15/24		25,000	23,625
Southwestern Energy Co., 6.70%, 1/23/25		35,000	34,475
Statoil ASA, 3.95%, 5/15/43		102,000	101,241
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	58,800
Suncor Energy, Inc., 6.50%, 6/15/38		20,000	25,733
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,805
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(4)	EUR	100,000	127,045

Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(3)	87,000	84,457
Whiting Petroleum Corp., 5.75%, 3/15/21	30,000	30,750
WPX Energy, Inc., 6.00%, 1/15/22	45,000	46,912
YPF SA, 8.50%, 7/28/25	82,000	91,250
YPF SA, 6.95%, 7/21/27	82,000	82,795
		5,672,961
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47	80,000	79,021
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,358
Actavis, Inc., 3.25%, 10/1/22	190,000	187,614
Allergan Funding SCS, 3.85%, 6/15/24	80,000	80,037
Allergan Funding SCS, 4.55%, 3/15/35	80,000	80,060
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(3)	80,000	59,800
Quintiles IMS, Inc., 4.875%, 5/15/23(3)	30,000	30,975
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	80,000	77,325
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	100,000	92,744
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	40,000	32,683
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(3)	65,000	57,931
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(3)	15,000	15,863
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(3)	85,000	74,853
Zoetis, Inc., 3.00%, 9/12/27	50,000	47,006
		847,249
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	10,000	9,200
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	144,712
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	90,000	100,811
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	17,021
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	40,388
CSX Corp., 3.40%, 8/1/24	110,000	109,680
CSX Corp., 3.25%, 6/1/27	50,000	47,887
Norfolk Southern Corp., 5.75%, 4/1/18	17,000	17,039
Union Pacific Corp., 4.75%, 9/15/41	120,000	133,819
		611,357
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22	16,000	17,640
Micron Technology, Inc., 5.50%, 2/1/25	10,000	10,425
Sensata Technologies BV, 5.00%, 10/1/25(3)	20,000	20,250
		48,315
Software — 0.3%
Infor US, Inc., 6.50%, 5/15/22	60,000	61,650
Microsoft Corp., 2.70%, 2/12/25	210,000	202,932
Microsoft Corp., 3.125%, 11/3/25	60,000	59,264
Microsoft Corp., 3.45%, 8/8/36	50,000	48,573
Microsoft Corp., 4.25%, 2/6/47	160,000	171,116
Oracle Corp., 2.50%, 10/15/22	200,000	195,280
Oracle Corp., 3.625%, 7/15/23	60,000	61,362
Oracle Corp., 2.65%, 7/15/26	180,000	168,397
Oracle Corp., 4.30%, 7/8/34	20,000	21,137
Oracle Corp., 4.00%, 7/15/46	70,000	69,344
Quintiles IMS, Inc., 5.00%, 10/15/26(3)	10,000	10,067
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)	35,000	36,575

Tencent Holdings Ltd., 3.80%, 2/11/25(3)	61,000	61,399
Tencent Holdings Ltd., 3.60%, 1/19/28(3)	150,000	145,858
		1,312,954
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	45,000	46,912
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	15,000	15,019
Beacon Escrow Corp., 4.875%, 11/1/25(3)	30,000	29,409
Herc Rentals, Inc., 7.50%, 6/1/22(3)	18,000	19,350
Hertz Corp. (The), 6.25%, 10/15/22	40,000	38,088
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	72,265
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	230,701
Lowe's Cos., Inc., 3.10%, 5/3/27	80,000	76,641
Party City Holdings, Inc., 6.125%, 8/15/23(3)	25,000	25,656
PetSmart, Inc., 7.125%, 3/15/23(3)	60,000	38,544
PetSmart, Inc., 5.875%, 6/1/25(3)	10,000	7,850
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	10,000	10,050
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	24,063
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	107,756
United Rentals North America, Inc., 5.75%, 11/15/24	20,000	20,775
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	46,519
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	15,390
		824,988
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	100,000	100,207
Apple, Inc., 3.00%, 2/9/24	30,000	29,633
Apple, Inc., 2.50%, 2/9/25	220,000	207,954
Apple, Inc., 2.45%, 8/4/26	80,000	74,194
Apple, Inc., 3.20%, 5/11/27	100,000	97,567
Apple, Inc., 2.90%, 9/12/27	50,000	47,371
CommScope Technologies LLC, 6.00%, 6/15/25(3)	50,000	51,890
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	70,000	75,616
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	280,000	300,026
Dell, Inc., 5.875%, 6/15/19	25,000	25,784
NCR Corp., 5.00%, 7/15/22	20,000	20,150
Seagate HDD Cayman, 4.75%, 6/1/23	90,000	90,990
		1,121,382
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	65,000	64,675
L Brands, Inc., 5.625%, 2/15/22	40,000	41,800
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	20,000	20,000
		126,475
Transportation and Logistics†
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)	204,000	202,882
Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)	82,000	88,970
State Grid Overseas Investment 2016 Ltd., 3.50%, 5/4/27(3)	162,000	157,130
		246,100
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	82,000	84,870
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	82,000	86,202
Digicel Group Ltd., 8.25%, 9/30/20	60,000	56,325
Millicom International Cellular SA, 5.125%, 1/15/28(3)	102,000	99,960
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(3)	84,000	89,573

Sprint Communications, Inc., 6.00%, 11/15/22	20,000	19,760
Sprint Corp., 7.25%, 9/15/21	85,000	88,931
Sprint Corp., 7.875%, 9/15/23	35,000	36,313
Sprint Corp., 7.125%, 6/15/24	70,000	69,081
T-Mobile USA, Inc., 6.625%, 4/1/23	55,000	57,085
T-Mobile USA, Inc., 6.375%, 3/1/25	30,000	31,725
T-Mobile USA, Inc., 6.50%, 1/15/26	10,000	10,750
VEON Holdings BV, 5.20%, 2/13/19(3)	123,000	125,337
		855,912
TOTAL CORPORATE BONDS (Cost $65,636,701)		66,350,665

SOVEREIGN GOVERNMENTS AND AGENCIES — 7.0%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$87,000	88,523
Argentine Republic Government International Bond, 5.875%, 1/11/28		$20,000	18,728
			107,251
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	796,350
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	218,471
			1,014,821
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	126,000	178,261
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	140,000	171,957
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	101,000	183,963
			534,181
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	47,000	88,528
Canada — 0.8%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	278,197
Canadian Government Bond, 1.00%, 9/1/22	CAD	2,350,000	1,752,079
Canadian Government Bond, 4.00%, 6/1/41	CAD	240,000	239,949
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	244,031
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	540,169
Province of Quebec Canada, 3.00%, 9/1/23	CAD	380,000	304,021
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	349,218
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	33,831
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	85,892
			3,827,387
Chile — 0.4%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	1,175,000,000	2,019,395
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$200,000	256,300
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	117,212
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	83,000
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	69,806
			152,806
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	173,000	264,724
France — 0.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,370,211
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	392,968

French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	591,700
			2,354,879
Germany — 0.5%
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	155,000	191,802
Bundesrepublik Deutschland, 0.00%, 8/15/26(7)	EUR	428,000	501,176
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	923,000	1,097,752
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	181,000	311,233
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	176,000	367,193
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	136,000	212,284
			2,681,440
Hungary — 0.2%
Hungary Government Bond, 6.75%, 10/22/28	HUF	145,200,000	780,832
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	282,056
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	319,715
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,046,000	1,305,847
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	521,000	839,034
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	295,000	386,945
			2,851,541
Japan — 1.6%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	309,460
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	2,034,284
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	152,250,000	1,849,937
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	429,689
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	318,150,000	3,531,431
			8,154,801
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	199,787
Mexico — 0.5%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	398,192
Mexican Bonos, 10.00%, 11/20/36	MXN	26,710,000	1,717,273
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	399,900
			2,515,365
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(3)(7)	EUR	95,000	116,638
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	401,000	486,551
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	63,000	103,453
			706,642
New Zealand†
New Zealand Government Bond, 5.50%, 4/15/23	NZD	150,000	124,162
Nigeria†
Nigeria Government International Bond, 6.50%, 11/28/27(3)		$70,000	70,951
Norway†
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	360,000	46,717
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	202,584
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	80,692
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	339,404
			420,096
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	228,673

South Africa — 0.3%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	6,640,000	645,124
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	7,300,000	592,482
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	77,989
			1,315,595
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	5,000	7,384
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	137,000	174,580
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	16,000	26,383
Spain Government Bond, 5.15%, 10/31/44(3)	EUR	30,000	55,600
			263,947
Sweden†
Sweden Government Bond, 2.50%, 5/12/25	SEK	1,680,000	232,840
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	297,886
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	127,468
			425,354
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	331,913
Turkey†
Turkey Government International Bond, 7.50%, 11/7/19		$90,000	95,589
United Kingdom — 0.5%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	174,888
United Kingdom Gilt, 1.50%, 7/22/26	GBP	468,000	649,603
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	838,228
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	296,378
United Kingdom Gilt, 4.25%, 12/7/55	GBP	200,000	464,484
			2,423,581
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $33,316,094)			35,091,950
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(8) — 5.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(10) — 0.7%
FHLMC, VRN, 1.83%, 3/15/18		33,409	34,420
FHLMC, VRN, 1.92%, 3/15/18		60,666	62,554
FHLMC, VRN, 2.31%, 3/15/18		209,646	207,365
FHLMC, VRN, 2.38%, 3/15/18		495,033	493,485
FHLMC, VRN, 3.08%, 3/15/18		330,100	332,367
FHLMC, VRN, 3.23%, 3/15/18		51,215	52,640
FHLMC, VRN, 3.32%, 3/15/18		43,577	45,680
FHLMC, VRN, 3.38%, 3/15/18		102,838	108,498
FHLMC, VRN, 3.41%, 3/15/18		174,070	183,307
FHLMC, VRN, 3.63%, 3/15/18		13,138	13,697
FHLMC, VRN, 3.65%, 3/15/18		40,642	41,534
FHLMC, VRN, 3.65%, 3/15/18		12,531	13,257
FHLMC, VRN, 4.06%, 3/15/18		62,766	65,017
FHLMC, VRN, 4.07%, 3/15/18		79,151	82,356
FNMA, VRN, 2.63%, 3/25/18		118,312	118,224
FNMA, VRN, 2.71%, 3/25/18		15,297	15,371
FNMA, VRN, 3.08%, 3/25/18		14,697	15,234
FNMA, VRN, 3.11%, 3/25/18		164,973	171,228
FNMA, VRN, 3.12%, 3/25/18		91,394	94,902
FNMA, VRN, 3.14%, 3/25/18		81,667	84,670
FNMA, VRN, 3.14%, 3/25/18		136,936	142,138
FNMA, VRN, 3.18%, 3/25/18		190,822	191,192

FNMA, VRN, 3.19%, 3/25/18	281,655	281,814
FNMA, VRN, 3.20%, 3/25/18	87,637	87,716
FNMA, VRN, 3.25%, 3/25/18	366,886	371,909
FNMA, VRN, 3.32%, 3/25/18	81,708	86,027
FNMA, VRN, 3.32%, 3/25/18	75,806	77,220
FNMA, VRN, 3.54%, 3/25/18	101,441	104,720
FNMA, VRN, 3.54%, 3/25/18	37,049	38,761
FNMA, VRN, 3.56%, 3/25/18	23,580	24,505
FNMA, VRN, 3.93%, 3/25/18	85,415	88,169
		3,729,977
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.0%
FHLMC, 4.50%, 1/1/19	15,691	15,842
FHLMC, 8.00%, 7/1/30	2,627	3,033
FHLMC, 6.50%, 5/1/31	7,694	8,669
FHLMC, 5.50%, 12/1/33	81,385	90,430
FHLMC, 5.50%, 1/1/38	131,441	144,343
FHLMC, 6.00%, 2/1/38	156,327	175,568
FHLMC, 6.00%, 11/1/38	122,646	137,003
FNMA, 3.00%, 3/13/18(9)	1,250,000	1,211,475
FNMA, 3.50%, 3/13/18(9)	3,050,000	3,044,996
FNMA, 4.00%, 3/13/18(9)	1,805,000	1,849,173
FNMA, 4.50%, 3/13/18(9)	250,000	261,865
FNMA, 5.00%, 9/1/20	57,191	58,137
FNMA, 7.00%, 6/1/26	280	308
FNMA, 6.50%, 6/1/29	10,084	11,235
FNMA, 7.00%, 7/1/29	786	797
FNMA, 7.00%, 3/1/30	4,179	4,515
FNMA, 7.50%, 9/1/30	3,144	3,675
FNMA, 6.50%, 9/1/31	18,907	21,072
FNMA, 7.00%, 9/1/31	8,683	9,445
FNMA, 6.50%, 1/1/32	3,747	4,176
FNMA, 5.50%, 6/1/33	66,736	73,413
FNMA, 5.50%, 8/1/33	312,784	343,729
FNMA, 5.50%, 9/1/33	86,505	95,755
FNMA, 5.00%, 11/1/33	305,175	330,518
FNMA, 5.50%, 1/1/34	278,726	306,302
FNMA, 4.50%, 9/1/35	154,778	163,043
FNMA, 5.00%, 2/1/36	265,550	286,778
FNMA, 5.50%, 4/1/36	46,808	51,483
FNMA, 5.00%, 10/1/36	26,076	27,879
FNMA, 5.50%, 12/1/36	96,076	105,457
FNMA, 5.50%, 1/1/37	303,686	333,813
FNMA, 6.50%, 8/1/37	81,655	88,298
FNMA, 5.00%, 4/1/40	552,050	596,821
FNMA, 4.00%, 1/1/41	769,084	797,765
FNMA, 5.00%, 6/1/41	456,388	493,521
FNMA, 4.50%, 7/1/41	373,476	395,203
FNMA, 4.50%, 9/1/41	284,317	300,214
FNMA, 4.50%, 9/1/41	919,789	972,010
FNMA, 4.00%, 12/1/41	709,770	733,561
FNMA, 4.00%, 1/1/42	442,196	456,689
FNMA, 3.50%, 5/1/42	890,838	895,334
FNMA, 3.50%, 6/1/42	567,486	570,350

FNMA, 3.00%, 11/1/42	1,058,421	1,034,982
FNMA, 3.50%, 5/1/45	654,613	655,023
FNMA, 3.50%, 2/1/46	1,633,618	1,634,615
FNMA, 6.50%, 8/1/47	16,111	17,470
FNMA, 6.50%, 9/1/47	18,935	20,461
FNMA, 6.50%, 9/1/47	1,135	1,228
FNMA, 6.50%, 9/1/47	9,956	10,747
FNMA, 6.50%, 9/1/47	7,297	7,872
GNMA, 2.50%, 3/20/18(9)	50,000	47,285
GNMA, 3.00%, 3/20/18(9)	1,100,000	1,075,594
GNMA, 3.50%, 3/20/18(9)	175,000	175,991
GNMA, 4.00%, 3/20/18(9)	1,100,000	1,128,617
GNMA, 7.00%, 1/15/24	1,081	1,137
GNMA, 8.00%, 7/15/24	3,917	4,050
GNMA, 8.00%, 9/15/24	2,992	3,101
GNMA, 9.00%, 4/20/25	619	683
GNMA, 7.00%, 9/15/25	6,161	6,301
GNMA, 7.50%, 10/15/25	3,950	4,028
GNMA, 7.50%, 2/15/26	9,552	10,303
GNMA, 8.25%, 7/15/26	24,639	25,091
GNMA, 7.00%, 12/15/27	13,724	13,832
GNMA, 6.50%, 2/15/28	2,172	2,417
GNMA, 6.50%, 3/15/28	8,772	9,760
GNMA, 6.50%, 4/15/28	1,053	1,172
GNMA, 6.00%, 10/15/28	18,351	20,408
GNMA, 7.00%, 5/15/31	6,416	7,286
GNMA, 5.50%, 11/15/32	46,028	50,711
GNMA, 6.50%, 10/15/38	518,141	599,749
GNMA, 4.50%, 5/20/41	423,141	445,191
GNMA, 4.50%, 6/15/41	234,732	249,758
GNMA, 4.00%, 12/15/41	870,953	900,391
GNMA, 3.50%, 6/20/42	360,997	365,652
GNMA, 3.50%, 7/20/42	275,284	278,581
GNMA, 3.50%, 4/20/45	115,258	116,177
GNMA, 2.50%, 7/20/46	169,978	160,961
GNMA, 2.50%, 8/20/46	528,815	500,787
		25,061,105
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $28,873,332)		28,791,082
MUNICIPAL SECURITIES — 3.2%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	146,444
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 1.06%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)	1,505,000	1,505,000
Illinois Housing Development Authority Rev., VRDN, 1.47%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 1.64%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	975,000	975,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	13,514
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	41,100
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	147,089
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	12,829
New York City GO, 6.27%, 12/1/37	40,000	52,580
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	120,890

Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.53%, 3/7/18, resets weekly off the remarketing agent (LOC: FNMA)	400,000	400,000
Pasadena Public Financing Authority Rev., VRDN, 1.67%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	2,480,000	2,480,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	58,742
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	16,233
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.13%, 3/7/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	1,500,000	1,500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	176,038
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	180,000	222,358
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	11,400
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	92,847
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,155
Santa Clara Valley Transportation Authority Rev., (Build America Bonds), 5.88%, 4/1/32	105,000	125,036
State of California GO, 7.55%, 4/1/39	30,000	45,283
State of California GO, 7.30%, 10/1/39	55,000	79,463
State of California GO, (Building Bonds), 7.60%, 11/1/40	65,000	100,105
State of Connecticut GO, 1.42%, 3/15/18	960,000	959,693
State of Illinois GO, 5.10%, 6/1/33	65,000	61,389
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	70,000	86,239
State of Texas GO, 5.52%, 4/1/39	15,000	18,945
State of Washington GO, 5.14%, 8/1/40	5,000	5,957
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.60%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,692,000	1,692,000
Tennis for Charity, Inc. Rev., VRDN, 1.50%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,425,000	1,425,000
TOTAL MUNICIPAL SECURITIES (Cost $16,025,415)		16,328,329
COLLATERALIZED MORTGAGE OBLIGATIONS(8) — 2.1%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
Agate Bay Mortgage Trust Series 2016-1, Class A5 SEQ, VRN, 3.50%, 3/1/18(3)(10)	126,881	126,397
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-8, Class 2A1, VRN, 3.63%, 3/1/18(10)	456,651	446,273
Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1, Class A5, VRN, 3.25%, 3/1/18(10)	195,595	194,003
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates Series 2005-3, Class 1A1, VRN, 5.41%, 3/1/18(10)	145,024	138,437
Credit Suisse Mortgage Trust Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 3/1/18(3)(10)	274,056	273,825
CSMC Trust Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 3/1/18(3)(10)	285,455	285,540
Flagstar Mortgage Trust Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/1/18(3)(10)	138,018	138,180
Flagstar Mortgage Trust Series 2017-2, Class A5 SEQ, VRN, 3.50%, 3/1/18(3)(10)	270,568	270,885
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, VRN, 3.62%, 3/1/18(10)	805,873	824,822
GSR Mortgage Loan Trust Series 2005-AR6, Class 4A5, VRN, 3.52%, 3/1/18(10)	554,233	560,119
JPMorgan Mortgage Trust Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/18(3)(10)	71,901	70,131
JPMorgan Mortgage Trust Series 2014-5, Class A1, VRN, 3.00%, 3/1/18(3)(10)	227,709	225,275
JPMorgan Mortgage Trust Series 2016-4, Class A3, VRN, 3.50%, 3/1/18(3)(10)	145,136	143,981
New Residential Mortgage Loan Trust Series 2017-2A, Class A3, VRN, 4.00%, 3/1/18(3)(10)	214,209	219,159
Sequoia Mortgage Trust Series 2014-4, Class A2 SEQ, VRN, 3.50%, 3/1/18(3)(10)	97,778	97,832
Sequoia Mortgage Trust Series 2017-1, Class A1, VRN, 3.50%, 3/1/18(3)(10)	184,838	183,271
Sequoia Mortgage Trust Series 2017-5, Class A4 SEQ, VRN, 3.50%, 3/1/18(3)(10)	471,466	472,548
Sequoia Mortgage Trust Series 2017-7, Class A4 SEQ, VRN, 3.50%, 3/1/18(3)(10)	239,038	239,693
Sequoia Mortgage Trust Series 2017-CH1, Class A1, VRN, 4.00%, 3/1/18(3)(10)	43,944	44,149
Sequoia Mortgage Trust Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 3/1/18(3)(10)	183,166	186,343
Sequoia Mortgage Trust Series 2018-2, Class A4 SEQ, VRN, 3.50%, 3/1/18(3)(10)	446,913	447,940
Sofi Mortgage Trust Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 3/1/18(3)(10)	91,672	87,393
Thornburg Mortgage Securities Trust Series 2004-3, Class A, VRN, 2.36%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.74%	366,597	350,387
WaMu Mortgage Pass-Through Certificates Series 2005-AR3, Class A1, VRN, 3.34%, 3/1/18(10)	185,943	183,346

WaMu Mortgage Pass-Through Certificates Series 2005-AR7, Class A3, VRN, 3.27%, 3/1/18(10)	106,015	106,980
Wells Fargo Mortgage-Backed Securities Trust Series 2004-A, Class A1, VRN, 3.78%, 3/1/18(10)	41,656	43,140
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR10, Class 2A15, VRN, 3.62%, 3/1/18(10)	70,998	73,299
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR4, Class 2A1, VRN, 3.73%, 3/1/18(10)	483,304	488,282
Wells Fargo Mortgage-Backed Securities Trust Series 2006-4, Class 2A1, 6.00%, 4/25/36	28,174	28,073
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR10, Class 1A1, VRN, 3.51%, 3/1/18(10)	78,553	76,833
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR12, Class 1A1, VRN, 3.75%, 3/1/18(10)	75,407	75,507
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 3/1/18(10)	18,894	18,119
Wells Fargo Mortgage-Backed Securities Trust Series 2007-15, Class A1, 6.00%, 11/25/37	156,502	155,949
		7,276,111
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC Series 2016-HQA3, Class M2, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	50,000	50,832
FHLMC Series 2017-DNA2, Class M1, VRN, 2.82%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.20%	200,696	203,208
FHLMC Series 2017-HQA2, Class M1, VRN, 2.42%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.80%	142,714	143,239
FHLMC Series 2018-DNA1, Class M1, VRN, 2.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.45%	198,852	198,597
FHLMC Series KF29, Class A, VRN, 1.94%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.36%	670,130	672,065
FHLMC Series KF32, Class A, VRN, 1.95%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.37%	568,996	572,103
FNMA Series 2014-C02, Class 1M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	120,000	128,046
FNMA Series 2014-C02, Class 2M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	263,442	278,973
FNMA Series 2016-C04, Class 1M1, VRN, 3.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.45%	146,146	147,447
FNMA Series 2016-C05, Class 2M1, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	76,756	77,175
FNMA Series 2017-C01, Class 1M1, VRN, 2.92%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.30%	202,949	204,823
FNMA Series 2017-C03, Class 1M2, VRN, 4.62%, 3/26/18, resets monthly off the 1-month LIBOR plus 3.00%	135,000	144,334
FNMA Series 2017-C06, Class 1M1, VRN, 2.37%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.75%	116,268	116,545
FNMA Series 2017-C06, Class 2M1, VRN, 2.37%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.75%	143,200	143,563
FNMA Series 2017-C06, Class 2M2, VRN, 4.42%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.80%	75,000	78,483
FNMA Series 2017-C07, Class 1M2, VRN, 4.02%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.40%	40,000	41,202
		3,200,635
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,483,539)		10,476,746
ASSET-BACKED SECURITIES — 1.8%
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)(8)	613,000	611,231
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class B, 3.42%, 12/20/21(3)(8)	75,000	75,016
BRE Grand Islander Timeshare Issuer LLC Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)(8)	243,170	238,771
CBAM 2018-5 Ltd. Series 2018-5A, Class A, VRN, 3.32%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)(6)(8)	275,000	275,000
CBAM 2018-5 Ltd. Series 2018-5A, Class B1, VRN, 3.70%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.40%(3)(6)(8)	50,000	50,000
Colony Starwood Homes Series 2016-2A, Class A, VRN, 2.84%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)(8)	647,213	652,177
Dryden 41 Senior Loan Fund Series 2015-41A, Class AR, VRN, 2.27%, 4/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)(6)(8)	225,000	225,056
Enterprise Fleet Financing LLC Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)(8)	82,666	82,633
Enterprise Fleet Financing LLC Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)(8)	102,352	102,156
Enterprise Fleet Financing LLC Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)(8)	225,252	224,498
Enterprise Fleet Financing LLC Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)(8)	425,000	422,419
Hilton Grand Vacations Trust Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)(8)	40,369	39,947
Hilton Grand Vacations Trust Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)(8)	201,747	198,266
Hilton Grand Vacations Trust Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)(8)	205,597	203,235
Hyundai Auto Receivables Trust Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20(8)	362,104	361,386
Invitation Homes Trust Series 2018-SFR1, Class A, VRN, 2.27%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.70%(3)(8)	450,000	450,495
Invitation Homes Trust Series 2018-SFR1, Class B, VRN, 2.52%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.95%(3)(8)	100,000	100,543

MVW Owner Trust Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)(8)	139,939	138,189
MVW Owner Trust Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)(8)	142,388	139,135
MVW Owner Trust Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)(8)	420,353	410,919
Progress Residential Trust Series 2016-SFR2, Class A SEQ, VRN, 2.99%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)(8)	274,729	277,502
Progress Residential Trust Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)(8)	99,765	98,311
Progress Residential Trust Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)(8)	300,000	299,384
Progress Residential Trust Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)(8)	100,000	99,790
Sierra Receivables Funding Co. LLC Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)(8)	153,259	151,826
Sierra Timeshare Receivables Funding LLC Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)(8)	153,891	153,485
Sierra Timeshare Receivables Funding LLC Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)(8)	131,675	130,766
Sierra Timeshare Receivables Funding LLC Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)(8)	175,109	173,738
Sierra Timeshare Receivables Funding LLC Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)(8)	48,380	47,812
Symphony CLO XIX Ltd. Series 2018-19A, Class A, VRN, 3.30%, 4/12/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)(6)(8)	475,000	475,000
Towd Point Mortgage Trust Series 2016-1, Class A1, VRN, 3.50%, 3/1/18(3)(8)(10)	115,947	117,063
Towd Point Mortgage Trust Series 2017-2, Class A1, VRN, 2.75%, 3/1/18(3)(8)(10)	125,852	124,863
Towd Point Mortgage Trust Series 2017-4, Class A1, VRN, 2.75%, 3/1/18(3)(8)(10)	153,146	151,428
Towd Point Mortgage Trust Series 2017-6, Class A1, VRN, 2.75%, 3/1/18(3)(8)(10)	432,786	427,768
Towd Point Mortgage Trust Series 2018-1, Class A1 SEQ, VRN, 3.00%, 3/1/18(3)(8)(10)	425,000	424,726
US Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 5/15/27(3)(8)	61,815	62,625
VSE VOI Mortgage LLC Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)(8)	410,720	403,894
VSE VOI Mortgage LLC Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)(8)	423,476	413,015
TOTAL ASSET-BACKED SECURITIES (Cost $9,090,271)		9,034,068
COMMERCIAL MORTGAGE-BACKED SECURITIES(8) — 1.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust Series 2014-ICTS, Class A, VRN, 2.39%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.80%(3)	279,952	280,170
Bank of America Merrill Lynch Commercial Mortgage Securities Trust Series 2015-200P, Class B, 3.49%, 4/14/33(3)	500,000	494,256
BB-UBS Trust Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	422,993
Commercial Mortgage Pass-Through Certificates Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 3/1/18(10)	375,000	390,329
Commercial Mortgage Pass-Through Certificates Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/18(10)	425,000	438,146
Commercial Mortgage Pass-Through Certificates Series 2014-LC17, Class B, VRN, 4.49%, 3/1/18(10)	108,000	110,975
Commercial Mortgage Pass-Through Certificates Series 2014-UBS5, Class AM, VRN, 4.19%, 3/1/18(10)	375,000	381,951
Commercial Mortgage Pass-Through Certificates Series 2015-CR22, Class AM, VRN, 3.60%, 3/1/18(10)	125,000	124,842
Commercial Mortgage Pass-Through Certificates Series 2016-CR28, Class B, VRN, 4.65%, 3/1/18(10)	75,000	78,344
Commercial Mortgage Trust Series 2016-CD2, Class A4, SEQ, VRN, 3.53%, 3/1/18(10)	350,000	350,916
Commercial Mortgage Trust Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	325,000	320,175
Core Industrial Trust Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	75,000	74,681
Core Industrial Trust Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	500,000	499,354
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class AS, 3.67%, 11/15/50	50,000	49,667
DBCG Mortgage Trust Series 2017-BBG, Class A, VRN, 2.29%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	550,000	551,784
GS Mortgage Securities Corp. II Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	98,758
GS Mortgage Securities Corp. II Series 2016-GS2, Class B, VRN, 3.76%, 3/1/18(10)	325,000	325,141
GS Mortgage Securities Trust Series 2016-GS2, Class A3 SEQ, 2.79%, 5/10/49	125,000	119,553
Hudson Yards Mortgage Trust Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	378,869
Irvine Core Office Trust Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/18(3)(10)	450,000	448,659
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	100,000	99,638
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-CBM, Class A, VRN, 2.49%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.90%(3)	850,000	850,534
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	200,000	190,545
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class AS, 3.06%, 8/15/49	100,000	95,686
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	96,907

Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	98,191
UBS Commercial Mortgage Trust Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	445,000	434,289
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,905,608)		7,805,353
COMMERCIAL PAPER(11) — 1.3%
Massachusetts Education Financing Authority, 1.68%, 4/10/18	1,600,000	1,600,304
Nestle Finance International Ltd., 1.88%, 5/14/18	1,400,000	1,395,144
State of California, 1.50%, 3/7/18	1,500,000	1,500,030
Toronto-Dominion Bank, 1.49%, 3/14/18(3)	750,000	749,561
University of Texas System (The), 1.70%, 5/21/18	1,000,000	1,000,000
University of Texas System (The), 1.81%, 7/2/18	500,000	499,915
TOTAL COMMERCIAL PAPER (Cost $6,744,309)		6,744,954
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	110,000	103,235
FNMA, 6.625%, 11/15/30	1,280,000	1,731,237
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,752,292)		1,834,472
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Value ETF	4,720	579,616
iShares Russell Mid-Cap Growth ETF	429	52,930
iShares Russell Mid-Cap Value ETF	7,580	656,276
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,115,095)		1,288,822
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $15,549)	304	19,176
TEMPORARY CASH INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,931,707	15,931,707
U.S. Treasury Bills 1.36%, 5/3/18(2)(11)	250,000	249,334
U.S. Treasury Bills 1.89%, 1/31/19(11)	2,200,000	2,159,652
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,343,456)		18,340,693
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $457,390,139)		513,803,161
OTHER ASSETS AND LIABILITIES — (1.7)%		(8,767,501)
TOTAL NET ASSETS — 100.0%		$505,035,660

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	103,654	USD	79,549	JPMorgan Chase Bank N.A.	3/21/18	$960
AUD	143,103	USD	109,824	JPMorgan Chase Bank N.A.	3/21/18	1,326
AUD	8,185	USD	6,402	JPMorgan Chase Bank N.A.	3/21/18	(44)
AUD	6,120	USD	4,787	JPMorgan Chase Bank N.A.	3/21/18	(33)
AUD	231,846	USD	181,345	JPMorgan Chase Bank N.A.	3/21/18	(1,267)
AUD	174,823	USD	136,743	JPMorgan Chase Bank N.A.	3/21/18	(955)
USD	71,650	AUD	95,142	JPMorgan Chase Bank N.A.	3/21/18	(2,248)
USD	618,439	AUD	821,210	JPMorgan Chase Bank N.A.	3/21/18	(19,407)
USD	3,403	AUD	4,441	JPMorgan Chase Bank N.A.	3/21/18	(46)
USD	5,008	AUD	6,278	JPMorgan Chase Bank N.A.	3/21/18	132
USD	20,226	AUD	25,529	JPMorgan Chase Bank N.A.	3/21/18	398
BRL	222,618	USD	66,933	Morgan Stanley	3/21/18	1,491

BRL	149,476	USD	44,942	Morgan Stanley	3/21/18	1,001
BRL	125,259	USD	37,498	Morgan Stanley	3/21/18	1,002
BRL	138,652	USD	41,508	Morgan Stanley	3/21/18	1,109
BRL	462,488	USD	144,361	Morgan Stanley	3/21/18	(2,210)
BRL	601,785	USD	187,841	Morgan Stanley	3/21/18	(2,875)
USD	15,281	BRL	50,302	Morgan Stanley	3/21/18	(179)
USD	20,083	BRL	66,107	Morgan Stanley	3/21/18	(236)
USD	356,965	BRL	1,158,674	Morgan Stanley	3/21/18	834
USD	279,460	BRL	907,100	Morgan Stanley	3/21/18	653
USD	42,689	BRL	140,575	Morgan Stanley	3/21/18	(518)
USD	19,645	BRL	64,691	Morgan Stanley	3/21/18	(239)
USD	25,813	BRL	84,168	Morgan Stanley	3/21/18	(57)
USD	60,039	BRL	195,770	Morgan Stanley	3/21/18	(133)
CAD	30,147	USD	23,646	JPMorgan Chase Bank N.A.	3/21/18	(144)
CAD	11,165	USD	8,919	JPMorgan Chase Bank N.A.	3/21/18	(215)
CAD	7,254	USD	5,820	JPMorgan Chase Bank N.A.	3/21/18	(165)
CAD	21,463	USD	17,330	JPMorgan Chase Bank N.A.	3/21/18	(598)
CAD	20,640	USD	16,085	Morgan Stanley	3/29/18	9
CAD	940	USD	739	Morgan Stanley	3/29/18	(6)
CAD	7,806	USD	6,240	Morgan Stanley	3/29/18	(154)
CAD	858	USD	694	Morgan Stanley	3/29/18	(25)
CAD	13,912	USD	11,210	Morgan Stanley	3/29/18	(363)
CAD	15,506	USD	12,400	Morgan Stanley	3/29/18	(310)
CAD	825	USD	665	Morgan Stanley	3/29/18	(22)
CAD	71,918	USD	57,667	Morgan Stanley	3/29/18	(1,590)
CAD	14,124	USD	11,404	Morgan Stanley	3/29/18	(392)
CAD	33,833	USD	27,405	Morgan Stanley	3/29/18	(1,024)
CAD	12,082	USD	9,825	Morgan Stanley	3/29/18	(405)
CAD	11,222	USD	9,106	Morgan Stanley	3/29/18	(356)
CAD	7,080	USD	5,745	Morgan Stanley	3/29/18	(225)
CAD	695	USD	563	Morgan Stanley	3/29/18	(22)
CAD	15,695	USD	12,772	Morgan Stanley	3/29/18	(534)
CAD	11,325	USD	9,216	Morgan Stanley	3/29/18	(385)
CAD	14,086	USD	11,471	Morgan Stanley	3/29/18	(488)
CAD	1,249	USD	1,008	Morgan Stanley	3/29/18	(35)
CAD	6,904	USD	5,542	Morgan Stanley	3/29/18	(158)
CAD	3,305	USD	2,653	Morgan Stanley	3/29/18	(76)
CAD	7,082	USD	5,653	Morgan Stanley	3/29/18	(131)
CAD	2,514	USD	2,007	Morgan Stanley	3/29/18	(47)
CAD	20,343	USD	16,239	Morgan Stanley	3/29/18	(377)
CAD	12,684	USD	10,146	Morgan Stanley	3/29/18	(256)
CAD	11,538	USD	9,190	Morgan Stanley	3/29/18	(193)
CAD	16,596	USD	13,196	Morgan Stanley	3/29/18	(255)
CAD	18,458	USD	14,684	Morgan Stanley	3/29/18	(292)
CAD	17,800	USD	14,129	Morgan Stanley	3/29/18	(250)
CAD	8,916	USD	7,123	Morgan Stanley	3/29/18	(170)
CAD	56,028	USD	44,758	Morgan Stanley	3/29/18	(1,071)
CAD	25,146	USD	20,149	Morgan Stanley	3/29/18	(542)
CAD	896	USD	708	Morgan Stanley	3/29/18	(10)
USD	771,130	CAD	989,549	JPMorgan Chase Bank N.A.	3/21/18	(316)
USD	1,599	CAD	2,052	JPMorgan Chase Bank N.A.	3/21/18	(1)
USD	8,778	CAD	11,291	JPMorgan Chase Bank N.A.	3/21/18	(25)
USD	3,923	CAD	5,046	JPMorgan Chase Bank N.A.	3/21/18	(11)

USD	11,699	CAD	14,849	JPMorgan Chase Bank N.A.	3/21/18	123
USD	28,660	CAD	35,878	JPMorgan Chase Bank N.A.	3/21/18	690
USD	16,956	CAD	21,186	JPMorgan Chase Bank N.A.	3/21/18	440
USD	806,095	CAD	1,009,321	JPMorgan Chase Bank N.A.	3/21/18	19,235
USD	998,023	CAD	1,249,636	JPMorgan Chase Bank N.A.	3/21/18	23,815
USD	22,717	CAD	28,206	JPMorgan Chase Bank N.A.	3/21/18	727
USD	21,712	CAD	27,249	JPMorgan Chase Bank N.A.	3/21/18	469
USD	21,639	CAD	27,721	JPMorgan Chase Bank N.A.	3/21/18	27
USD	82,920	CAD	106,551	Morgan Stanley	3/29/18	(161)
USD	410,185	CAD	527,080	Morgan Stanley	3/29/18	(796)
USD	222,182	CAD	285,500	Morgan Stanley	3/29/18	(431)
USD	23,033	CAD	29,597	Morgan Stanley	3/29/18	(45)
USD	574	CAD	736	Morgan Stanley	3/29/18	0
USD	695	CAD	865	Morgan Stanley	3/29/18	21
USD	9,098	CAD	11,422	Morgan Stanley	3/29/18	191
USD	893	CAD	1,122	Morgan Stanley	3/29/18	18
USD	607	CAD	765	Morgan Stanley	3/29/18	11
USD	1,966	CAD	2,479	Morgan Stanley	3/29/18	34
USD	1,977	CAD	2,467	Morgan Stanley	3/29/18	53
USD	831	CAD	1,050	Morgan Stanley	3/29/18	12
USD	2,041	CAD	2,591	Morgan Stanley	3/29/18	21
USD	9,396	CAD	11,891	Morgan Stanley	3/29/18	124
USD	8,936	CAD	11,392	Morgan Stanley	3/29/18	54
CHF	5,121	USD	5,284	UBS AG	3/21/18	148
CHF	202,783	USD	218,823	UBS AG	3/21/18	(3,740)
CHF	151,242	USD	163,205	UBS AG	3/21/18	(2,790)
CHF	25,990	USD	26,725	Credit Suisse AG	3/29/18	863
CHF	19,546	USD	20,417	Credit Suisse AG	3/29/18	331
CHF	38,671	USD	40,370	Credit Suisse AG	3/29/18	678
CHF	13,788	USD	14,889	Credit Suisse AG	3/29/18	(253)
CHF	26,357	USD	28,295	Credit Suisse AG	3/29/18	(317)
CHF	32,743	USD	34,822	Credit Suisse AG	3/29/18	(66)
CHF	13,540	USD	14,492	Credit Suisse AG	3/29/18	(120)
CHF	13,181	USD	14,099	Credit Suisse AG	3/29/18	(108)
USD	465,552	CHF	457,582	UBS AG	3/21/18	(19,783)
USD	75,559	CHF	74,265	UBS AG	3/21/18	(3,211)
USD	145,361	CHF	142,769	UBS AG	3/21/18	(6,068)
USD	119,475	CHF	117,345	UBS AG	3/21/18	(4,987)
USD	8,766	CHF	8,418	UBS AG	3/21/18	(162)
USD	8,766	CHF	8,418	UBS AG	3/21/18	(162)
USD	493,597	CHF	484,850	Credit Suisse AG	3/29/18	(21,059)
USD	10,054	CHF	9,270	Credit Suisse AG	3/29/18	214
CLP	7,724,026	USD	12,780	Goldman Sachs & Co.	3/21/18	199
CLP	9,694,882	USD	16,041	Goldman Sachs & Co.	3/21/18	250
USD	542,589	CLP	355,824,322	Goldman Sachs & Co.	3/21/18	(55,320)
USD	422,425	CLP	277,021,947	Goldman Sachs & Co.	3/21/18	(43,068)
USD	6,307	CLP	3,925,092	Goldman Sachs & Co.	3/21/18	(288)
USD	4,032	CLP	2,509,381	Goldman Sachs & Co.	3/21/18	(184)
USD	180,322	CLP	112,430,819	Goldman Sachs & Co.	3/21/18	(8,601)
USD	147,477	CLP	91,952,125	Goldman Sachs & Co.	3/21/18	(7,034)
USD	5,985	CLP	3,677,642	Goldman Sachs & Co.	3/21/18	(195)
USD	4,825	CLP	2,965,237	Goldman Sachs & Co.	3/21/18	(157)
USD	233,393	CLP	141,759,622	Goldman Sachs & Co.	3/21/18	(4,812)

USD	297,861	CLP	180,916,409	Goldman Sachs & Co.	3/21/18	(6,142)
USD	20,400	CLP	12,374,393	Goldman Sachs & Co.	3/21/18	(393)
USD	16,096	CLP	9,763,484	Goldman Sachs & Co.	3/21/18	(310)
USD	5,798	CLP	3,517,769	Goldman Sachs & Co.	3/21/18	(114)
USD	23,362	CLP	14,175,251	Goldman Sachs & Co.	3/21/18	(458)
COP	258,599,171	USD	85,346	Goldman Sachs & Co.	3/21/18	4,855
COP	329,584,291	USD	108,774	Goldman Sachs & Co.	3/21/18	6,188
USD	109,062	COP	329,584,291	Goldman Sachs & Co.	3/21/18	(5,900)
USD	85,572	COP	258,599,171	Goldman Sachs & Co.	3/21/18	(4,629)
USD	20,206	CZK	433,444	Goldman Sachs & Co.	3/21/18	(627)
USD	51,850	CZK	1,112,238	Goldman Sachs & Co.	3/21/18	(1,610)
DKK	446,448	USD	71,218	JPMorgan Chase Bank N.A.	3/21/18	2,037
USD	72,937	DKK	457,223	JPMorgan Chase Bank N.A.	3/21/18	(2,086)
USD	8,224	DKK	49,881	JPMorgan Chase Bank N.A.	3/21/18	39
EUR	3,605,512	USD	4,494,271	JPMorgan Chase Bank N.A.	3/14/18	(91,820)
EUR	14,554	USD	18,143	JPMorgan Chase Bank N.A.	3/14/18	(372)
EUR	38,876	USD	47,860	JPMorgan Chase Bank N.A.	3/14/18	(391)
EUR	38,832	USD	47,805	JPMorgan Chase Bank N.A.	3/14/18	(391)
EUR	1,674	USD	2,074	JPMorgan Chase Bank N.A.	3/21/18	(28)
EUR	8,169	USD	9,771	JPMorgan Chase Bank N.A.	3/29/18	216
EUR	1,188	USD	1,439	UBS AG	3/29/18	13
EUR	9,239	USD	11,166	UBS AG	3/29/18	129
EUR	24,734	USD	30,513	UBS AG	3/29/18	(275)
EUR	1,502	USD	1,870	UBS AG	3/29/18	(34)
EUR	10,847	USD	13,562	UBS AG	3/29/18	(301)
EUR	7,643	USD	9,521	UBS AG	3/29/18	(177)
EUR	1,526	USD	1,898	UBS AG	3/29/18	(32)
EUR	38,720	USD	48,158	UBS AG	3/29/18	(821)
EUR	11,184	USD	13,761	UBS AG	3/29/18	(87)
EUR	1,128	USD	1,388	UBS AG	3/29/18	(9)
EUR	7,736	USD	9,488	UBS AG	3/29/18	(31)
EUR	989	USD	1,219	UBS AG	3/29/18	(9)
EUR	7,938	USD	9,778	UBS AG	3/29/18	(73)
EUR	2,973	USD	3,673	UBS AG	3/29/18	(39)
USD	6,239,489	EUR	5,005,607	JPMorgan Chase Bank N.A.	3/14/18	127,476
USD	20,102	EUR	16,110	JPMorgan Chase Bank N.A.	3/14/18	431
USD	34,995	EUR	28,046	JPMorgan Chase Bank N.A.	3/14/18	750
USD	70,026	EUR	56,284	JPMorgan Chase Bank N.A.	3/14/18	1,302
USD	49,659	EUR	39,912	JPMorgan Chase Bank N.A.	3/14/18	925
USD	94,796	EUR	76,957	JPMorgan Chase Bank N.A.	3/14/18	829
USD	37,536	EUR	30,567	JPMorgan Chase Bank N.A.	3/14/18	213
USD	41,245	EUR	33,683	JPMorgan Chase Bank N.A.	3/14/18	117
USD	39,051	EUR	31,808	JPMorgan Chase Bank N.A.	3/14/18	213
USD	36,716	EUR	29,548	JPMorgan Chase Bank N.A.	3/14/18	637
USD	102,486	EUR	82,014	JPMorgan Chase Bank N.A.	3/14/18	2,344
USD	28,775	EUR	23,082	JPMorgan Chase Bank N.A.	3/14/18	591
USD	19,634	EUR	15,890	JPMorgan Chase Bank N.A.	3/14/18	232
USD	22,723	EUR	18,423	JPMorgan Chase Bank N.A.	3/14/18	227
USD	25,983	EUR	21,288	JPMorgan Chase Bank N.A.	3/14/18	(11)
USD	130,762	EUR	110,495	JPMorgan Chase Bank N.A.	3/21/18	(4,234)
USD	922,392	EUR	778,613	UBS AG	3/29/18	(29,498)
USD	46,474	EUR	39,230	UBS AG	3/29/18	(1,486)
USD	372,483	EUR	314,422	UBS AG	3/29/18	(11,912)

USD	1,986	EUR	1,652	UBS AG	3/29/18	(34)
USD	9,662	EUR	8,039	UBS AG	3/29/18	(167)
USD	27,170	EUR	22,116	UBS AG	3/29/18	133
USD	13,330	EUR	10,855	UBS AG	3/29/18	60
USD	1,477	EUR	1,188	UBS AG	3/29/18	24
USD	40,897	EUR	33,240	UBS AG	3/29/18	260
USD	31,437	EUR	25,515	UBS AG	3/29/18	243
USD	9,394	EUR	7,582	UBS AG	3/29/18	125
USD	12,715	EUR	10,213	UBS AG	3/29/18	229
USD	10,346	EUR	8,260	UBS AG	3/29/18	247
USD	10,973	EUR	8,761	UBS AG	3/29/18	262
USD	1,624	EUR	1,297	UBS AG	3/29/18	39
USD	25,889	EUR	20,671	UBS AG	3/29/18	618
USD	1,216	EUR	983	UBS AG	3/29/18	14
USD	15,084	EUR	12,210	UBS AG	3/29/18	157
USD	26,337	EUR	21,359	UBS AG	3/29/18	224
USD	2,047	EUR	1,660	UBS AG	3/29/18	17
GBP	123,275	USD	165,276	Credit Suisse AG	3/21/18	4,581
GBP	3,178	USD	4,264	Credit Suisse AG	3/21/18	115
GBP	7,928	USD	10,644	Credit Suisse AG	3/21/18	280
GBP	10,666	USD	14,722	Credit Suisse AG	3/21/18	(26)
GBP	13,843	USD	19,107	Credit Suisse AG	3/21/18	(33)
GBP	26,762	USD	38,125	Credit Suisse AG	3/21/18	(1,250)
GBP	12,428	USD	17,705	Credit Suisse AG	3/21/18	(581)
GBP	43,208	USD	60,656	Credit Suisse AG	3/21/18	(1,121)
GBP	11,770	USD	16,396	Credit Suisse AG	3/21/18	(178)
GBP	13,096	USD	18,404	Credit Suisse AG	3/21/18	(359)
GBP	6,626	USD	9,313	Credit Suisse AG	3/21/18	(184)
GBP	100,167	USD	138,149	JPMorgan Chase Bank N.A.	3/21/18	(132)
GBP	35,058	USD	48,352	JPMorgan Chase Bank N.A.	3/21/18	(46)
GBP	7,531	USD	10,695	Morgan Stanley	3/29/18	(313)
GBP	6,147	USD	8,717	Morgan Stanley	3/29/18	(244)
GBP	12,397	USD	17,349	Morgan Stanley	3/29/18	(260)
GBP	2,434	USD	3,361	Morgan Stanley	3/29/18	(6)
USD	1,946,457	GBP	1,451,812	Credit Suisse AG	3/21/18	(53,947)
USD	11,425	GBP	8,540	Credit Suisse AG	3/21/18	(342)
USD	10,445	GBP	7,753	Credit Suisse AG	3/21/18	(237)
USD	25,122	GBP	18,529	Credit Suisse AG	3/21/18	(408)
USD	21,884	GBP	16,141	Credit Suisse AG	3/21/18	(356)
USD	30,440	GBP	22,365	Credit Suisse AG	3/21/18	(376)
USD	3,917	GBP	2,826	Credit Suisse AG	3/21/18	23
USD	5,145	GBP	3,712	Credit Suisse AG	3/21/18	31
USD	21,728	GBP	15,295	Credit Suisse AG	3/21/18	653
USD	28,687	GBP	20,194	Credit Suisse AG	3/21/18	862
USD	26,999	GBP	19,382	Credit Suisse AG	3/21/18	293
USD	21,395	GBP	15,264	Credit Suisse AG	3/21/18	363
USD	20,132	GBP	14,563	Credit Suisse AG	3/21/18	66
USD	9,176	GBP	6,638	Credit Suisse AG	3/21/18	30
USD	30,983	GBP	22,103	Credit Suisse AG	3/21/18	528
USD	22,916	GBP	16,622	Credit Suisse AG	3/21/18	14
USD	315,540	GBP	235,638	Morgan Stanley	3/29/18	(9,275)
USD	8,410	GBP	6,257	Morgan Stanley	3/29/18	(215)
USD	13,722	GBP	10,091	Morgan Stanley	3/29/18	(187)

USD	6,307	GBP	4,655	Morgan Stanley	3/29/18	(109)
USD	10,760	GBP	7,933	Morgan Stanley	3/29/18	(174)
USD	8,584	GBP	6,328	Morgan Stanley	3/29/18	(139)
USD	4,293	GBP	3,124	Morgan Stanley	3/29/18	(13)
USD	5,212	GBP	3,766	Morgan Stanley	3/29/18	20
USD	25,353	GBP	18,271	Morgan Stanley	3/29/18	166
USD	12,759	GBP	9,163	Morgan Stanley	3/29/18	129
USD	25,509	GBP	18,338	Morgan Stanley	3/29/18	231
USD	7,496	GBP	5,359	Morgan Stanley	3/29/18	108
USD	3,069	GBP	2,191	Morgan Stanley	3/29/18	50
USD	6,564	GBP	4,608	Morgan Stanley	3/29/18	212
USD	3,848	GBP	2,691	Morgan Stanley	3/29/18	137
USD	8,692	GBP	6,166	Morgan Stanley	3/29/18	192
USD	8,203	GBP	5,789	Morgan Stanley	3/29/18	223
USD	3,864	GBP	2,752	Morgan Stanley	3/29/18	71
USD	9,053	GBP	6,520	Morgan Stanley	3/29/18	65
USD	3,224	GBP	2,320	Morgan Stanley	3/29/18	26
HKD	81,203	USD	10,420	Credit Suisse AG	3/21/18	(38)
HUF	1,845,476	USD	7,175	JPMorgan Chase Bank N.A.	3/21/18	7
HUF	2,748,482	USD	10,686	JPMorgan Chase Bank N.A.	3/21/18	10
HUF	3,286,573	USD	13,083	JPMorgan Chase Bank N.A.	3/21/18	(293)
HUF	1,144,474	USD	4,556	JPMorgan Chase Bank N.A.	3/21/18	(102)
USD	238,438	HUF	63,133,738	JPMorgan Chase Bank N.A.	3/21/18	(7,248)
USD	157,710	HUF	41,758,489	JPMorgan Chase Bank N.A.	3/21/18	(4,794)
USD	146,196	HUF	38,834,719	JPMorgan Chase Bank N.A.	3/21/18	(4,931)
USD	114,537	HUF	30,425,060	JPMorgan Chase Bank N.A.	3/21/18	(3,863)
USD	333,386	HUF	84,823,290	JPMorgan Chase Bank N.A.	3/21/18	3,293
USD	422,288	HUF	107,442,834	JPMorgan Chase Bank N.A.	3/21/18	4,172
IDR	5,785,551,140	USD	423,695	Goldman Sachs & Co.	3/21/18	(4,520)
IDR	7,376,647,257	USD	540,216	Goldman Sachs & Co.	3/21/18	(5,763)
USD	138,834	IDR	1,902,022,066	Goldman Sachs & Co.	3/21/18	1,028
USD	178,183	IDR	2,441,103,105	Goldman Sachs & Co.	3/21/18	1,320
ILS	236,633	USD	67,478	Goldman Sachs & Co.	3/21/18	616
USD	177,821	ILS	607,133	Goldman Sachs & Co.	3/21/18	3,111
USD	145,495	ILS	496,762	Goldman Sachs & Co.	3/21/18	2,545
INR	7,029,545	USD	108,791	Goldman Sachs & Co.	3/21/18	(1,373)
INR	5,513,316	USD	85,326	Goldman Sachs & Co.	3/21/18	(1,076)
USD	107,890	INR	7,029,545	Goldman Sachs & Co.	3/21/18	471
USD	84,618	INR	5,513,316	Goldman Sachs & Co.	3/21/18	369
JPY	434,205,716	USD	3,977,048	Credit Suisse AG	3/14/18	95,665
JPY	2,316,812	USD	21,185	Credit Suisse AG	3/14/18	546
JPY	4,808,885	USD	45,114	Credit Suisse AG	3/14/18	(8)
JPY	4,904,980	USD	45,996	JPMorgan Chase Bank N.A.	3/14/18	12
JPY	750,560	USD	6,912	Credit Suisse AG	3/30/18	137
JPY	726,039	USD	6,686	Credit Suisse AG	3/30/18	133
JPY	1,528,336	USD	14,028	Credit Suisse AG	3/30/18	326
JPY	980,085	USD	8,996	Credit Suisse AG	3/30/18	209
JPY	669,569	USD	6,172	Credit Suisse AG	3/30/18	117
JPY	1,605,112	USD	14,795	Credit Suisse AG	3/30/18	280
JPY	732,574	USD	6,874	Credit Suisse AG	3/30/18	6
USD	2,778,690	JPY	303,371,488	Credit Suisse AG	3/14/18	(66,840)
USD	24,670	JPY	2,718,061	Credit Suisse AG	3/14/18	(825)
USD	21,950	JPY	2,418,929	Credit Suisse AG	3/14/18	(739)

USD	14,720	JPY	1,614,458	Credit Suisse AG	3/14/18	(423)
USD	76,499	JPY	8,346,090	Credit Suisse AG	3/14/18	(1,785)
USD	27,437	JPY	2,992,625	Credit Suisse AG	3/14/18	(633)
USD	29,254	JPY	3,174,931	Credit Suisse AG	3/14/18	(526)
USD	23,489	JPY	2,505,900	Credit Suisse AG	3/14/18	(16)
USD	27,981	JPY	2,994,197	Credit Suisse AG	3/14/18	(103)
USD	72,504	JPY	7,695,262	JPMorgan Chase Bank N.A.	3/14/18	325
USD	19,765	JPY	2,124,891	JPMorgan Chase Bank N.A.	3/14/18	(166)
USD	19,488	JPY	2,078,175	JPMorgan Chase Bank N.A.	3/14/18	(5)
USD	183,770	JPY	20,569,416	Credit Suisse AG	3/30/18	(9,413)
USD	252,795	JPY	28,295,322	Credit Suisse AG	3/30/18	(12,948)
USD	6,220	JPY	700,759	Credit Suisse AG	3/30/18	(362)
USD	8,316	JPY	937,165	Credit Suisse AG	3/30/18	(486)
USD	10,212	JPY	1,112,708	Credit Suisse AG	3/30/18	(239)
USD	6,102	JPY	655,524	Credit Suisse AG	3/30/18	(55)
USD	9,313	JPY	994,727	Credit Suisse AG	3/30/18	(29)
USD	8,473	JPY	906,854	Credit Suisse AG	3/30/18	(44)
KRW	646,253,550	USD	591,699	Morgan Stanley	3/21/18	4,201
KRW	29,816,985	USD	27,456	Morgan Stanley	3/21/18	38
KRW	60,359,473	USD	55,580	Morgan Stanley	3/21/18	77
KRW	17,579,855	USD	16,468	Morgan Stanley	3/21/18	(258)
USD	66,997	KRW	73,174,278	Morgan Stanley	3/21/18	(476)
USD	13,703	KRW	14,643,221	Morgan Stanley	3/21/18	201
USD	132,913	KRW	141,219,945	Morgan Stanley	3/21/18	2,696
USD	168,420	KRW	178,945,806	Morgan Stanley	3/21/18	3,417
USD	15,897	KRW	16,964,856	Morgan Stanley	3/21/18	254
USD	192,329	KRW	203,925,928	Morgan Stanley	3/21/18	4,292
USD	148,931	KRW	157,911,702	Morgan Stanley	3/21/18	3,323
USD	22,873	KRW	24,434,240	Morgan Stanley	3/21/18	343
MXN	336,560	USD	17,377	JPMorgan Chase Bank N.A.	3/21/18	421
MXN	274,301	USD	14,163	JPMorgan Chase Bank N.A.	3/21/18	343
MXN	131,703	USD	6,640	JPMorgan Chase Bank N.A.	3/21/18	325
USD	386,561	MXN	7,453,090	JPMorgan Chase Bank N.A.	3/21/18	(7,589)
USD	565,425	MXN	10,901,668	JPMorgan Chase Bank N.A.	3/21/18	(11,100)
USD	189,094	MXN	3,660,322	JPMorgan Chase Bank N.A.	3/21/18	(4,479)
USD	150,634	MXN	2,915,850	JPMorgan Chase Bank N.A.	3/21/18	(3,568)
USD	10,607	MXN	210,386	JPMorgan Chase Bank N.A.	3/21/18	(519)
USD	25,674	MXN	499,422	JPMorgan Chase Bank N.A.	3/21/18	(738)
USD	32,092	MXN	624,278	JPMorgan Chase Bank N.A.	3/21/18	(922)
USD	275,962	MXN	5,178,834	JPMorgan Chase Bank N.A.	3/21/18	2,084
USD	229,968	MXN	4,315,695	JPMorgan Chase Bank N.A.	3/21/18	1,736
USD	58,662	MXN	1,110,206	JPMorgan Chase Bank N.A.	3/21/18	(50)
USD	52,144	MXN	986,850	JPMorgan Chase Bank N.A.	3/21/18	(45)
USD	6,506	MXN	123,267	JPMorgan Chase Bank N.A.	3/21/18	(13)
USD	6,506	MXN	123,267	JPMorgan Chase Bank N.A.	3/21/18	(13)
USD	22,890	MXN	431,113	JPMorgan Chase Bank N.A.	3/21/18	91
USD	12,426	MXN	234,033	JPMorgan Chase Bank N.A.	3/21/18	49
MYR	1,103,273	USD	270,842	Goldman Sachs & Co.	3/21/18	9,997
MYR	1,173,763	USD	288,146	Goldman Sachs & Co.	3/21/18	10,635
MYR	670,724	USD	168,354	Goldman Sachs & Co.	3/21/18	2,378
MYR	537,812	USD	134,993	Goldman Sachs & Co.	3/21/18	1,907
MYR	36,851	USD	9,373	Goldman Sachs & Co.	3/21/18	8
MYR	91,959	USD	23,389	Goldman Sachs & Co.	3/21/18	19

USD	5,021	MYR	19,900	Goldman Sachs & Co.	3/21/18	(45)
USD	182,372	MYR	722,577	Goldman Sachs & Co.	3/21/18	(1,560)
USD	150,336	MYR	595,646	Goldman Sachs & Co.	3/21/18	(1,286)
NOK	1,502,253	USD	180,191	JPMorgan Chase Bank N.A.	3/21/18	10,152
NOK	1,691,822	USD	202,929	JPMorgan Chase Bank N.A.	3/21/18	11,433
NOK	4,550,186	USD	546,635	JPMorgan Chase Bank N.A.	3/21/18	29,895
NOK	3,550,166	USD	426,498	JPMorgan Chase Bank N.A.	3/21/18	23,325
NOK	159,884	USD	20,131	JPMorgan Chase Bank N.A.	3/21/18	127
NOK	107,230	USD	13,370	JPMorgan Chase Bank N.A.	3/28/18	220
NOK	54,997	USD	6,884	JPMorgan Chase Bank N.A.	3/28/18	86
NOK	55,961	USD	7,140	JPMorgan Chase Bank N.A.	3/28/18	(48)
USD	4,174	NOK	34,124	JPMorgan Chase Bank N.A.	3/21/18	(149)
USD	9,930	NOK	81,175	JPMorgan Chase Bank N.A.	3/21/18	(355)
USD	16,696	NOK	134,309	JPMorgan Chase Bank N.A.	3/21/18	(322)
USD	18,712	NOK	150,529	JPMorgan Chase Bank N.A.	3/21/18	(360)
USD	4,932	NOK	38,635	JPMorgan Chase Bank N.A.	3/21/18	37
USD	21,495	NOK	168,388	JPMorgan Chase Bank N.A.	3/21/18	160
USD	14,149	NOK	110,577	JPMorgan Chase Bank N.A.	3/21/18	139
USD	34,363	NOK	268,544	JPMorgan Chase Bank N.A.	3/21/18	337
USD	9,877	NOK	75,764	JPMorgan Chase Bank N.A.	3/21/18	277
USD	20,928	NOK	160,534	JPMorgan Chase Bank N.A.	3/21/18	588
USD	261,772	NOK	2,187,788	JPMorgan Chase Bank N.A.	3/28/18	(15,500)
USD	6,487	NOK	49,574	JPMorgan Chase Bank N.A.	3/28/18	204
USD	13,917	NOK	111,297	JPMorgan Chase Bank N.A.	3/28/18	(188)
NZD	5,634	USD	4,104	JPMorgan Chase Bank N.A.	3/21/18	(41)
NZD	226,807	USD	165,715	JPMorgan Chase Bank N.A.	3/21/18	(2,172)
NZD	306,809	USD	224,168	JPMorgan Chase Bank N.A.	3/21/18	(2,938)
NZD	139,681	USD	100,943	JPMorgan Chase Bank N.A.	3/21/18	(224)
NZD	117,387	USD	84,832	JPMorgan Chase Bank N.A.	3/21/18	(188)
USD	162,014	NZD	234,320	JPMorgan Chase Bank N.A.	3/21/18	(6,947)
USD	145,843	NZD	210,932	JPMorgan Chase Bank N.A.	3/21/18	(6,253)
USD	109,616	NZD	156,859	JPMorgan Chase Bank N.A.	3/21/18	(3,490)
USD	87,819	NZD	125,667	JPMorgan Chase Bank N.A.	3/21/18	(2,796)
USD	65,335	NZD	89,584	JPMorgan Chase Bank N.A.	3/21/18	738
USD	53,805	NZD	73,775	JPMorgan Chase Bank N.A.	3/21/18	608
USD	157,139	NZD	213,664	JPMorgan Chase Bank N.A.	3/21/18	3,073
USD	192,291	NZD	261,460	JPMorgan Chase Bank N.A.	3/21/18	3,760
USD	136,171	NZD	186,877	JPMorgan Chase Bank N.A.	3/21/18	1,420
USD	172,022	NZD	236,078	JPMorgan Chase Bank N.A.	3/21/18	1,794
PEN	578,960	USD	179,239	Goldman Sachs & Co.	3/21/18	(2,137)
PEN	457,144	USD	141,526	Goldman Sachs & Co.	3/21/18	(1,687)
USD	139,995	PEN	457,144	Goldman Sachs & Co.	3/21/18	156
USD	177,300	PEN	578,960	Goldman Sachs & Co.	3/21/18	198
PHP	18,386,965	USD	361,735	Goldman Sachs & Co.	3/21/18	(9,696)
PHP	14,421,013	USD	283,711	Goldman Sachs & Co.	3/21/18	(7,605)
PHP	9,119,328	USD	176,236	Goldman Sachs & Co.	3/21/18	(1,637)
PHP	7,416,975	USD	143,337	Goldman Sachs & Co.	3/21/18	(1,331)
USD	283,766	PHP	14,421,013	Goldman Sachs & Co.	3/21/18	7,661
USD	361,806	PHP	18,386,965	Goldman Sachs & Co.	3/21/18	9,767
USD	178,845	PHP	9,119,328	Goldman Sachs & Co.	3/21/18	4,246
USD	145,459	PHP	7,416,975	Goldman Sachs & Co.	3/21/18	3,453
PLN	7,549	USD	2,123	Goldman Sachs & Co.	3/21/18	83
PLN	21,342	USD	6,144	Goldman Sachs & Co.	3/21/18	94

PLN	25,135	USD	7,236	Goldman Sachs & Co.	3/21/18	110
PLN	11,724	USD	3,441	Goldman Sachs & Co.	3/21/18	(15)
PLN	42,250	USD	12,401	Goldman Sachs & Co.	3/21/18	(53)
USD	62,603	PLN	222,560	Goldman Sachs & Co.	3/21/18	(2,441)
USD	141,032	PLN	504,810	Goldman Sachs & Co.	3/21/18	(6,500)
USD	182,149	PLN	651,983	Goldman Sachs & Co.	3/21/18	(8,395)
USD	142,523	PLN	510,431	Goldman Sachs & Co.	3/21/18	(6,652)
USD	180,392	PLN	646,055	Goldman Sachs & Co.	3/21/18	(8,420)
USD	20,539	PLN	69,878	Goldman Sachs & Co.	3/21/18	117
RUB	10,738,868	USD	180,637	Goldman Sachs & Co.	3/21/18	9,644
RUB	8,418,803	USD	141,611	Goldman Sachs & Co.	3/21/18	7,561
RUB	4,095	USD	68	Morgan Stanley	3/21/18	4
RUB	4,100,655	USD	68,356	Morgan Stanley	3/21/18	4,304
USD	39,019	RUB	2,227,215	Goldman Sachs & Co.	3/21/18	(445)
USD	50,584	RUB	2,887,352	Goldman Sachs & Co.	3/21/18	(577)
SEK	1,143,929	USD	135,979	JPMorgan Chase Bank N.A.	3/21/18	2,257
SEK	102,560	USD	12,394	JPMorgan Chase Bank N.A.	3/21/18	(1)
USD	34,395	SEK	289,353	JPMorgan Chase Bank N.A.	3/21/18	(571)
USD	42,853	SEK	359,067	JPMorgan Chase Bank N.A.	3/21/18	(538)
USD	54,815	SEK	459,298	JPMorgan Chase Bank N.A.	3/21/18	(688)
USD	11,688	SEK	95,339	JPMorgan Chase Bank N.A.	3/21/18	167
USD	10,200	SEK	81,584	JPMorgan Chase Bank N.A.	3/21/18	341
USD	91,658	SGD	123,674	JPMorgan Chase Bank N.A.	3/21/18	(1,722)
USD	41,864	SGD	56,487	JPMorgan Chase Bank N.A.	3/21/18	(787)
THB	9,444,203	USD	291,758	Goldman Sachs & Co.	3/21/18	8,306
THB	11,924,369	USD	368,377	Goldman Sachs & Co.	3/21/18	10,487
THB	11,360,461	USD	363,360	Goldman Sachs & Co.	3/21/18	(2,413)
THB	9,172,227	USD	293,370	Goldman Sachs & Co.	3/21/18	(1,948)
THB	655,504	USD	20,959	Goldman Sachs & Co.	3/21/18	(132)
USD	973,380	THB	31,683,519	Goldman Sachs & Co.	3/21/18	(33,276)
USD	719,414	THB	23,416,929	Goldman Sachs & Co.	3/21/18	(24,594)
TRY	545,691	USD	138,490	Goldman Sachs & Co.	3/21/18	4,212
TRY	697,488	USD	177,014	Goldman Sachs & Co.	3/21/18	5,384
TRY	12,213	USD	3,149	Goldman Sachs & Co.	3/21/18	45
USD	179,451	TRY	685,397	Goldman Sachs & Co.	3/21/18	216
USD	143,539	TRY	548,233	Goldman Sachs & Co.	3/21/18	173
TWD	3,267,038	USD	109,562	JPMorgan Chase Bank N.A.	3/21/18	1,973
TWD	2,562,359	USD	85,930	JPMorgan Chase Bank N.A.	3/21/18	1,547
USD	88,038	TWD	2,562,359	JPMorgan Chase Bank N.A.	3/21/18	561
USD	112,250	TWD	3,267,038	JPMorgan Chase Bank N.A.	3/21/18	715
ZAR	5,727,395	USD	428,101	Goldman Sachs & Co.	3/22/18	56,077
ZAR	4,631,704	USD	346,202	Goldman Sachs & Co.	3/22/18	45,349
ZAR	730,107	USD	56,125	Goldman Sachs & Co.	3/22/18	5,596
ZAR	590,041	USD	45,358	Goldman Sachs & Co.	3/22/18	4,522
ZAR	1,765,879	USD	136,509	Goldman Sachs & Co.	3/22/18	12,774
ZAR	2,186,432	USD	169,019	Goldman Sachs & Co.	3/22/18	15,816
ZAR	173,481	USD	13,447	Goldman Sachs & Co.	3/22/18	1,219
ZAR	217,988	USD	16,897	Goldman Sachs & Co.	3/22/18	1,532
ZAR	335,900	USD	26,720	Goldman Sachs & Co.	3/22/18	1,676
ZAR	410,691	USD	32,669	Goldman Sachs & Co.	3/22/18	2,050
USD	639,963	ZAR	8,819,455	Goldman Sachs & Co.	3/22/18	(105,609)
USD	513,828	ZAR	7,081,167	Goldman Sachs & Co.	3/22/18	(84,794)
USD	32,475	ZAR	415,261	Goldman Sachs & Co.	3/22/18	(2,630)

USD	28,638	ZAR	366,200	Goldman Sachs & Co.	3/22/18	(2,319)
USD	513,380	ZAR	6,248,348	Goldman Sachs & Co.	3/22/18	(14,838)
USD	417,281	ZAR	5,078,732	Goldman Sachs & Co.	3/22/18	(12,060)
USD	57,155	ZAR	686,292	Goldman Sachs & Co.	3/22/18	(862)
USD	51,440	ZAR	617,663	Goldman Sachs & Co.	3/22/18	(776)
USD	18,264	ZAR	213,366	Goldman Sachs & Co.	3/22/18	227
USD	15,888	ZAR	185,609	Goldman Sachs & Co.	3/22/18	197
USD	144,272	ZAR	1,756,006	UBS AG	3/22/18	(4,176)
USD	3,430	ZAR	40,202	UBS AG	3/22/18	31
						$(315,317)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Government Bond	3	March 2018	JPY	30,000,000	$424,237	$(264)
Korean Treasury 10-Year Bonds	8	March 2018	KRW	800,000,000	883,775	(19,740)
U.S. Treasury 10-Year Notes	26	June 2018	USD	2,600,000	3,121,219	(5,184)
U.S. Treasury 10-Year Ultra Notes	9	June 2018	USD	900,000	1,152,562	(692)
U.S. Treasury 2-Year Notes	12	June 2018	USD	2,400,000	2,549,625	(2,355)
U.S. Treasury 5-Year Notes	52	June 2018	USD	5,200,000	5,924,344	(10,679)
U.S. Treasury Long Bonds	3	June 2018	USD	300,000	430,313	368
U.S. Treasury Ultra Bonds	2	June 2018	USD	200,000	311,750	1,074
					$14,797,825	$(37,472)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	31	March 2018	EUR	3,100,000	$4,955,934	$42,779
Euro-Bund 10-Year Bonds	2	March 2018	EUR	200,000	389,034	8,391
Euro-OAT 10-Year Bonds	5	March 2018	EUR	500,000	937,448	(4,597)
U.K. Gilt 10-Year Bonds	12	June 2018	GBP	1,200,000	2,000,289	(7,123)
U.S. Treasury 10-Year Ultra Notes	10	June 2018	USD	1,000,000	1,280,625	1,149
					$9,563,330	$40,599

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$5,690,000	$424,986	$25,197	$450,183

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A. / Columbia Government International Bond	Buy	(1.00)%	12/20/22	$230,000	$64	$(457)	$(393)
Bank of America N.A. / Mexico Government International Bond	Buy	(1.00)%	12/20/22	$200,000	625	(585)	40
Morgan Stanley / Brazil Government International Bond	Buy	(1.00)%	12/20/22	$200,000	4,460	(32)	4,428
Morgan Stanley / Mexico Government International Bond	Buy	(1.00)%	12/20/22	$200,000	(44)	85	41
					$5,105	$(989)	$4,116

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	4,518,000	$147,692
Barclays Bank plc	BZDIOVRA	Receive	7.29%	1/2/19	BRL	25,550,975	(49,948)
Barclays Bank plc	BZDIOVRA	Pay	9.51%	1/2/23	BRL	1,356,615	11,774
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	8,417,000	(59,181)
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	17,594,000	(46,224)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	2,350,000	52,475
							$56,588

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DAC	-	Designated Activity Company
DKK	-	Danish Krone
EUR	-	Euro

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $204,248.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,909,168, which represented 6.1% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.6% of total net assets.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Security is a zero-coupon bond.

(8)	Final maturity date indicated, unless otherwise noted.

(9)	Forward commitment. Settlement date is indicated.

(10)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(11)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	166,450,114	55,938,355	—
U.S. Treasury Securities	—	89,308,382	—
Corporate Bonds	—	66,350,665	—
Sovereign Governments and Agencies	—	35,091,950	—
U.S. Government Agency Mortgage-Backed Securities	—	28,791,082	—
Municipal Securities	—	16,328,329	—
Collateralized Mortgage Obligations	—	10,476,746	—
Asset-Backed Securities	—	9,034,068	—
Commercial Mortgage-Backed Securities	—	7,805,353	—
Commercial Paper	—	6,744,954	—
U.S. Government Agency Securities	—	1,834,472	—
Exchange-Traded Funds	1,288,822	—	—
Convertible Preferred Stocks	—	19,176	—
Temporary Cash Investments	15,931,707	2,408,986	—
	183,670,643	330,132,518	—
Other Financial Instruments
Futures Contracts	2,591	51,170	—
Swap Agreements	—	666,633	—
Forward Foreign Currency Exchange Contracts	—	702,302	—
	2,591	1,420,105	—

Liabilities
Other Financial Instruments
Futures Contracts	18,910	31,724	—
Swap Agreements	—	155,746	—
Forward Foreign Currency Exchange Contracts	—	1,017,619	—
	18,910	1,205,089	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
February 28, 2018

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 28, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 62.6%
Aerospace and Defense — 1.2%
AAR Corp.	3,498	148,945
Astronics Corp.(1)	33	1,272
Boeing Co. (The)	18,815	6,814,981
Bombardier, Inc., B Shares(1)	230,090	727,997
Curtiss-Wright Corp.	4,741	639,940
Esterline Technologies Corp.(1)	1,471	108,707
General Dynamics Corp.	9,742	2,167,108
Hexcel Corp.	1,732	116,529
KLX, Inc.(1)	2,031	137,458
Kratos Defense & Security Solutions, Inc.(1)	10,981	132,321
L3 Technologies, Inc.	3,187	661,462
Lockheed Martin Corp.	4,223	1,488,354
Mercury Systems, Inc.(1)	2,521	115,890
Textron, Inc.	23,675	1,416,949
United Technologies Corp.	1,790	241,185
		14,919,098
Air Freight and Logistics — 0.2%
Royal Mail plc	44,608	343,418
United Parcel Service, Inc., Class B	6,630	692,238
XPO Logistics, Inc.(1)	17,510	1,723,509
		2,759,165
Airlines — 0.4%
Air France-KLM(1)	14,853	175,348
Alaska Air Group, Inc.	4,672	301,344
Delta Air Lines, Inc.	27,447	1,479,393
Deutsche Lufthansa AG	16,400	551,410
InterGlobe Aviation Ltd.	11,535	235,793
International Consolidated Airlines Group SA	19,570	164,730
Qantas Airways Ltd.	52,782	239,772
Ryanair Holdings plc ADR(1)	8,860	1,074,364
Southwest Airlines Co.	16,289	942,156
Wizz Air Holdings plc(1)	1,820	90,167
		5,254,477
Auto Components — 0.5%
Aptiv plc	9,476	865,443
Balkrishna Industries Ltd.	7,849	130,382
BorgWarner, Inc.	26,303	1,290,951
Delphi Technologies plc	5,937	283,492
Dometic Group AB	20,360	209,351
Hota Industrial Manufacturing Co. Ltd.	89,766	392,644
Ichikoh Industries Ltd.	25,400	263,345
Mando Corp.	1,185	282,086
Motherson Sumi Systems Ltd.	45,099	226,873
NHK Spring Co. Ltd.	7,800	81,779
Schaeffler AG Preference Shares	15,616	254,098
Stoneridge, Inc.(1)	147	3,199
Toyota Boshoku Corp.	12,800	272,406

TS Tech Co. Ltd.	11,000	445,496
Valeo SA	8,684	561,907
		5,563,452
Automobiles — 0.5%
Brilliance China Automotive Holdings Ltd.	266,000	712,672
Daimler AG	1,982	169,829
Fiat Chrysler Automobiles NV	24,620	522,723
Geely Automobile Holdings Ltd.	185,000	594,450
Honda Motor Co. Ltd.	7,300	263,144
Honda Motor Co. Ltd. ADR	43,140	1,556,923
Maruti Suzuki India Ltd.	761	102,661
Peugeot SA	5,020	112,994
Subaru Corp.	8,100	285,551
Suzuki Motor Corp.	8,800	502,979
Tofas Turk Otomobil Fabrikasi AS	38,846	309,770
Toyota Motor Corp.	15,400	1,037,411
		6,171,107
Banks — 5.7%
ABN AMRO Group NV CVA	1,105	34,431
Ameris Bancorp	2,311	122,830
Australia & New Zealand Banking Group Ltd.	45,832	1,027,320
Banco Bilbao Vizcaya Argentaria SA	49,868	416,561
Banco Comercial Portugues SA, R Shares(1)	279,740	99,847
Banco do Brasil SA	83,100	1,067,767
Banco Santander Brasil SA ADR	7,600	85,728
Banco Santander SA	81,904	561,739
Bank Mandiri Persero Tbk PT	1,368,600	823,265
Bank Negara Indonesia Persero Tbk PT	75,700	53,258
Bank of America Corp.	204,356	6,559,828
Bank of Hawaii Corp.	7,466	612,287
Bank of Ireland Group plc(1)	33,115	310,283
Bank of Kyoto Ltd. (The)	1,600	88,692
Bank of the Ozarks, Inc.	5,624	280,581
Bank Rakyat Indonesia (Persero) Tbk PT	1,901,100	520,261
BankUnited, Inc.	6,807	273,777
BB&T Corp.	64,987	3,532,043
Bendigo and Adelaide Bank Ltd.	12,834	112,251
BNP Paribas SA	25,307	2,001,005
BOC Hong Kong Holdings Ltd.	10,500	52,725
Boston Private Financial Holdings, Inc.	7,967	116,318
CaixaBank SA	78,350	380,683
Canadian Western Bank	5,490	162,278
Capitec Bank Holdings Ltd.	3,736	260,727
Cathay General Bancorp	1,688	69,309
Central Pacific Financial Corp.	177	4,933
Chiba Bank Ltd. (The)	60,000	493,571
China Construction Bank Corp., H Shares	507,000	521,423
CIMB Group Holdings Bhd	122,900	224,062
Citigroup, Inc.	3,453	260,667
Comerica, Inc.	1,969	191,426
Commerce Bancshares, Inc.	11,027	637,030
Commercial International Bank Egypt S.A.E.	17,114	74,813
Commercial International Bank Egypt S.A.E. GDR	31,604	143,306

Commonwealth Bank of Australia	6,525	385,451
Credicorp Ltd.	3,014	652,380
Erste Group Bank AG	27,320	1,387,542
FCB Financial Holdings, Inc., Class A(1)	3,383	181,498
Fifth Third Bancorp	1,172	38,735
FinecoBank Banca Fineco SpA	5,320	65,298
First Hawaiian, Inc.	7,202	200,144
FNB Corp.	17,117	239,980
Grupo Financiero Banorte SAB de CV, Class O	94,720	567,848
Hana Financial Group, Inc.	14,632	658,326
HDFC Bank Ltd.	49,692	1,449,417
Heritage Financial Corp.	2,322	69,079
Home BancShares, Inc.	8,401	193,139
HSBC Holdings plc (Hong Kong)	85,600	847,500
HSBC Holdings plc (London)	182,864	1,800,196
Industrial & Commercial Bank of China Ltd., H Shares	1,698,105	1,449,585
ING Groep NV	56,381	988,439
Itau Unibanco Holding SA ADR	32,670	508,672
Itau Unibanco Holding SA Preference Shares	35,200	552,463
JPMorgan Chase & Co.	55,359	6,393,964
Kasikornbank PCL	28,600	210,719
Kasikornbank PCL NVDR	46,900	345,445
KBC Group NV	19,260	1,811,384
LegacyTexas Financial Group, Inc.	4,845	202,957
Lloyds Banking Group plc	204,738	193,424
M&T Bank Corp.	11,770	2,234,417
Mitsubishi UFJ Financial Group, Inc.	103,900	733,725
Mizuho Financial Group, Inc.	122,500	227,413
Moneta Money Bank AS	80,191	322,584
OTP Bank plc	15,450	687,515
Oversea-Chinese Banking Corp. Ltd.	62,500	610,410
PNC Financial Services Group, Inc. (The)	14,524	2,289,854
Popular, Inc.	2,244	94,270
Sberbank of Russia PJSC ADR (London)	44,996	911,931
Shizuoka Bank Ltd. (The)	33,000	332,206
Societe Generale SA	3,721	213,342
Southside Bancshares, Inc.	1,252	41,817
Sumitomo Mitsui Financial Group, Inc.	6,000	260,145
SunTrust Banks, Inc.	35,248	2,461,720
SVB Financial Group(1)	2,620	652,328
Texas Capital Bancshares, Inc.(1)	954	86,051
U.S. Bancorp	84,350	4,585,266
UMB Financial Corp.	6,613	482,749
UniCredit SpA(1)	51,252	1,084,798
Unione di Banche Italiane SpA	20,250	97,409
United Overseas Bank Ltd.	26,500	554,560
Valley National Bancorp	24,488	305,365
Wells Fargo & Co.	71,934	4,201,665
Westamerica Bancorporation	10,892	624,003
Westpac Banking Corp.	8,923	211,812
Wintrust Financial Corp.	1,427	120,596
Yes Bank Ltd.	36,440	178,766

Zions Bancorporation	15,157	833,180
		69,010,507
Beverages — 1.1%
Ambev SA ADR	75,026	506,426
Brown-Forman Corp., Class B	9,093	634,600
China Resources Beer Holdings Co. Ltd.	244,000	938,288
Coca-Cola Bottlers Japan Holdings, Inc.	17,300	655,186
Coca-Cola Co. (The)	1,350	58,347
Coca-Cola HBC AG	16,130	527,789
Constellation Brands, Inc., Class A	2,327	501,422
Diageo plc	37,650	1,276,038
Dr Pepper Snapple Group, Inc.	4,421	513,941
Fevertree Drinks plc	4,390	149,659
Heineken NV	7,678	798,515
Kirin Holdings Co. Ltd.	8,200	211,383
MGP Ingredients, Inc.	699	58,660
Molson Coors Brewing Co., Class B	4,067	310,109
Monster Beverage Corp.(1)	25,524	1,617,456
PepsiCo, Inc.	25,622	2,811,502
Treasury Wine Estates Ltd.	129,950	1,754,929
		13,324,250
Biotechnology — 1.5%
AbbVie, Inc.	28,496	3,300,692
Acceleron Pharma, Inc.(1)	674	28,261
Adamas Pharmaceuticals, Inc.(1)	1,069	26,137
Aimmune Therapeutics, Inc.(1)	1,724	56,030
Alder Biopharmaceuticals, Inc.(1)	1,640	22,796
Alexion Pharmaceuticals, Inc.(1)	5,695	668,878
Amgen, Inc.	21,345	3,922,571
Amicus Therapeutics, Inc.(1)	1,669	22,965
AnaptysBio, Inc.(1)	326	40,020
Arena Pharmaceuticals, Inc.(1)	1,363	52,844
Array BioPharma, Inc.(1)	11,204	194,053
Avexis, Inc.(1)	275	34,026
Biogen, Inc.(1)	11,274	3,258,073
Biohaven Pharmaceutical Holding Co. Ltd.(1)	890	30,162
BioMarin Pharmaceutical, Inc.(1)	7,367	597,979
Celgene Corp.(1)	18,745	1,633,064
Clovis Oncology, Inc.(1)	965	56,038
CSL Ltd.	11,500	1,445,960
Esperion Therapeutics, Inc.(1)	420	33,772
Exact Sciences Corp.(1)	1,501	66,960
Exelixis, Inc.(1)	11,230	289,734
FibroGen, Inc.(1)	1,212	66,781
Flexion Therapeutics, Inc.(1)	1,853	46,992
Galapagos NV(1)	1,147	120,289
Gilead Sciences, Inc.	9,617	757,146
Incyte Corp.(1)	3,513	299,167
Ligand Pharmaceuticals, Inc.(1)	318	48,301
Medy-Tox, Inc.	598	331,736
Neurocrine Biosciences, Inc.(1)	4,375	369,381
PeptiDream, Inc.(1)	2,900	132,179
Portola Pharmaceuticals, Inc.(1)	1,058	44,775

Prothena Corp. plc(1)	494	16,643
Puma Biotechnology, Inc.(1)	634	41,432
Regeneron Pharmaceuticals, Inc.(1)	718	230,076
Sage Therapeutics, Inc.(1)	542	87,457
Sarepta Therapeutics, Inc.(1)	913	57,309
Seegene, Inc.(1)	8,155	256,579
Ultragenyx Pharmaceutical, Inc.(1)	543	25,961
		18,713,219
Building Products — 0.6%
Allegion plc	5,899	496,165
Apogee Enterprises, Inc.	2,380	102,673
CSW Industrials, Inc.(1)	5,109	234,248
Daikin Industries Ltd.	6,000	705,412
Fortune Brands Home & Security, Inc.	4,923	298,629
Gibraltar Industries, Inc.(1)	2,791	96,848
Johnson Controls International plc	86,783	3,199,689
Lennox International, Inc.	2,190	448,140
Masonite International Corp.(1)	819	50,000
Nichias Corp.	7,000	92,240
Owens Corning	15,731	1,278,930
PGT Innovations, Inc.(1)	2,796	48,930
Sanwa Holdings Corp.	18,300	254,102
		7,306,006
Capital Markets — 2.0%
3i Group plc	45,164	581,754
Affiliated Managers Group, Inc.	2,498	473,021
Ameriprise Financial, Inc.	9,013	1,409,994
Ares Management LP	5,297	129,247
AURELIUS Equity Opportunities SE & Co. KGaA	1,380	101,335
Bank of New York Mellon Corp. (The)	35,100	2,001,753
Blackstone Group LP (The)	8,756	297,704
Brookfield Asset Management, Inc., Class A	5,034	195,170
Burford Capital Ltd.	14,370	206,385
Cboe Global Markets, Inc.	7,359	824,282
Charles Schwab Corp. (The)	20,344	1,078,639
China Huarong Asset Management Co. Ltd., H Shares	276,000	124,027
Credit Suisse Group AG	46,718	857,609
Deutsche Boerse AG	6,140	817,508
Donnelley Financial Solutions, Inc.(1)	4,876	84,404
Euronext NV	2,440	169,927
Evercore, Inc., Class A	13,667	1,271,714
FactSet Research Systems, Inc.	1,975	401,281
GAM Holding AG	10,340	187,029
Hamilton Lane, Inc., Class A	2,272	79,384
Intermediate Capital Group plc	17,270	249,811
Invesco Ltd.	82,865	2,696,427
Investec plc	19,615	170,326
Julius Baer Group Ltd.	15,710	1,015,951
London Stock Exchange Group plc	24,720	1,367,889
MSCI, Inc.	2,874	406,728
Nasdaq, Inc.	17,681	1,427,741
Northern Trust Corp.	14,954	1,583,180
Partners Group Holding AG	120	86,586

S&P Global, Inc.	14,956	2,868,561
Sanne Group plc	16,910	149,905
SEI Investments Co.	14,589	1,062,517
T. Rowe Price Group, Inc.	2,496	279,302
UBS Group AG	4,237	80,331
		24,737,422
Chemicals — 1.4%
A. Schulman, Inc.	1,346	59,022
Air Products & Chemicals, Inc.	11,210	1,802,456
Arkema SA	6,320	825,796
BASF SE	3,284	344,790
Cabot Corp.	5,660	340,619
Chr Hansen Holding A/S	9,860	819,880
Covestro AG	4,009	454,094
DowDuPont, Inc.	13,430	944,129
Eastman Chemical Co.	11,141	1,126,132
Ferro Corp.(1)	2,896	61,945
FMC Corp.	24,135	1,894,115
Frutarom Industries Ltd.	2,210	201,731
Hitachi Chemical Co. Ltd.	1,800	40,124
Huntsman Corp.	16,523	533,197
Ingevity Corp.(1)	1,759	131,767
Innophos Holdings, Inc.	4,677	194,376
Innospec, Inc.	1,852	120,287
KMG Chemicals, Inc.	1,753	105,127
LyondellBasell Industries NV, Class A	8,859	958,721
Mexichem SAB de CV	117,317	327,854
Minerals Technologies, Inc.	3,285	225,680
Mitsubishi Chemical Holdings Corp.	38,500	390,422
Monsanto Co.	3,617	446,229
PolyOne Corp.	1,869	77,208
PPG Industries, Inc.	16,426	1,846,940
Scotts Miracle-Gro Co. (The)	3,051	274,102
Sociedad Quimica y Minera de Chile SA ADR	3,715	185,379
Stepan Co.	784	62,798
Tokai Carbon Co. Ltd.	8,400	145,022
Tosoh Corp.	18,000	375,628
Umicore SA	12,530	707,753
Valvoline, Inc.	15,474	354,509
Wacker Chemie AG	1,029	175,525
WR Grace & Co.	10,471	692,971
		17,246,328
Commercial Services and Supplies — 0.1%
Brink's Co. (The)	8,688	638,568
Ceco Environmental Corp.	6,272	25,778
Deluxe Corp.	1,410	100,110
G4S plc	18,388	65,988
InnerWorkings, Inc.(1)	14,209	131,149
LSC Communications, Inc.	3,072	44,728
McGrath RentCorp	437	22,121
MSA Safety, Inc.	1,351	108,931
Republic Services, Inc.	6,421	431,363
		1,568,736

Communications Equipment — 0.8%
ARRIS International plc(1)	597	15,223
Cisco Systems, Inc.	123,596	5,534,629
CommScope Holding Co., Inc.(1)	10,167	393,565
Lumentum Holdings, Inc.(1)	415	25,315
Palo Alto Networks, Inc.(1)	17,863	3,096,908
		9,065,640
Construction and Engineering — 0.3%
CIMIC Group Ltd.	4,896	176,488
Dycom Industries, Inc.(1)	2,297	250,924
Granite Construction, Inc.	1,709	99,293
Jacobs Engineering Group, Inc.	4,653	284,112
Kajima Corp.	46,000	437,316
Larsen & Toubro Ltd.	18,134	365,328
Maeda Corp.	11,700	139,963
NCC AB, B Shares	8,306	157,908
Nishimatsu Construction Co. Ltd.	7,300	183,199
Peab AB	9,234	84,642
Penta-Ocean Construction Co. Ltd.	33,100	238,242
SHO-BOND Holdings Co. Ltd.	2,200	157,681
Taisei Corp.	10,700	542,474
Valmont Industries, Inc.	230	33,833
		3,151,403
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., H Shares	78,500	416,679
CRH plc	18,520	610,731
HeidelbergCement AG	9,510	959,103
Summit Materials, Inc., Class A(1)	5,025	158,941
Vulcan Materials Co.	4,650	547,444
		2,692,898
Consumer Finance — 0.1%
Aiful Corp.(1)	26,600	89,965
American Express Co.	9,756	951,308
Bharat Financial Inclusion Ltd.(1)	11,310	176,172
Green Dot Corp., Class A(1)	1,932	125,831
Srisawad Corp. PCL	137,518	267,569
		1,610,845
Containers and Packaging — 0.5%
Ball Corp.	14,051	561,338
Bemis Co., Inc.	13,618	600,418
Graphic Packaging Holding Co.	75,656	1,158,293
Packaging Corp. of America	5,561	662,871
Sealed Air Corp.	8,630	365,653
Silgan Holdings, Inc.	11,011	313,263
Sonoco Products Co.	12,719	610,130
WestRock Co.	25,947	1,706,275
		5,978,241
Distributors — 0.1%
Genuine Parts Co.	3,857	354,227
LKQ Corp.(1)	13,173	520,070
Pool Corp.	561	77,435
		951,732

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.(1)	953	91,078
Chegg, Inc.(1)	5,729	114,065
Grand Canyon Education, Inc.(1)	4,574	448,938
H&R Block, Inc.	43,219	1,094,737
New Oriental Education & Technology Group, Inc. ADR	6,885	629,220
TAL Education Group ADR	29,203	1,102,705
		3,480,743
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	7,015	1,453,508
Compass Diversified Holdings	19,137	319,588
EXOR NV	2,133	154,582
Leucadia National Corp.	8,740	209,673
ORIX Corp.	20,100	355,587
Standard Life Aberdeen plc	61,490	309,876
		2,802,814
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	9,960	361,548
BT Group plc	18,157	59,837
Cellnex Telecom SA	16,286	417,813
Deutsche Telekom AG	13,698	221,491
Masmovil Ibercom SA(1)	1,436	203,487
Nippon Telegraph & Telephone Corp.	11,600	537,225
Orange SA	19,593	331,702
PCCW Ltd.	344,000	195,389
Swisscom AG	1,161	626,807
TDC A/S	10,493	85,315
Telefonica SA	69,629	677,626
Telekomunikasi Indonesia Persero Tbk PT	771,100	223,902
Telenor ASA	18,376	413,009
Verizon Communications, Inc.	57,746	2,756,794
		7,111,945
Electric Utilities — 0.5%
Edison International	15,734	953,323
EDP - Energias de Portugal SA	27,236	91,166
Enel SpA	21,063	122,216
Eversource Energy	14,083	802,731
Kansai Electric Power Co., Inc. (The)	20,900	254,224
Pinnacle West Capital Corp.	5,570	428,667
Portland General Electric Co.	14,801	588,044
PPL Corp.	11,430	327,469
Tata Power Co. Ltd. (The)	104,840	135,320
Xcel Energy, Inc.	41,271	1,786,209
		5,489,369
Electrical Equipment — 0.6%
ABB Ltd.	35,460	858,736
AMETEK, Inc.	6,750	511,245
AZZ, Inc.	2,782	113,645
Eaton Corp. plc	17,718	1,429,842
Emerson Electric Co.	34,217	2,431,460
Hubbell, Inc.	7,373	966,232
Melrose Industries plc	33,721	105,328
OSRAM Licht AG	4,760	377,733

Rockwell Automation, Inc.	3,636	657,389
Sensata Technologies Holding NV(1)	3,791	200,392
Thermon Group Holdings, Inc.(1)	1,101	24,024
		7,676,026
Electronic Equipment, Instruments and Components — 0.9%
AAC Technologies Holdings, Inc.	18,000	355,972
Anritsu Corp.	13,300	175,925
Avnet, Inc.	4,351	185,788
Belden, Inc.	2,195	159,642
CDW Corp.	16,971	1,237,695
Coherent, Inc.(1)	455	95,168
Dolby Laboratories, Inc., Class A	13,230	853,996
Flex Ltd.(1)	35,141	636,052
Hexagon AB, B Shares	15,240	888,195
Hosiden Corp.	11,900	173,544
Jabil, Inc.	12,315	333,613
Keyence Corp.	1,700	1,028,171
Keysight Technologies, Inc.(1)	16,750	787,418
National Instruments Corp.	17,725	896,176
Nippon Electric Glass Co. Ltd.	6,400	192,689
Omron Corp.	1,000	58,804
OSI Systems, Inc.(1)	1,690	106,707
Sunny Optical Technology Group Co. Ltd.	25,300	420,070
SYNNEX Corp.	600	74,190
TE Connectivity Ltd.	15,248	1,571,916
Tech Data Corp.(1)	359	37,099
Topcon Corp.	4,537	100,680
Trimble, Inc.(1)	13,978	530,186
TTM Technologies, Inc.(1)	2,937	47,462
Venture Corp. Ltd.	13,800	284,686
VeriFone Systems, Inc.(1)	5,939	98,587
		11,330,431
Energy Equipment and Services — 0.8%
Baker Hughes a GE Co.	68,574	1,810,354
Basic Energy Services, Inc.(1)	1,064	17,216
Borr Drilling Ltd.(1)	28,041	118,682
Cactus, Inc.(1)	1,458	35,881
Dril-Quip, Inc.(1)	1,659	74,738
FTS International, Inc.(1)	1,507	30,622
Halliburton Co.	59,250	2,750,385
Helix Energy Solutions Group, Inc.(1)	1,735	10,341
Helmerich & Payne, Inc.	2,716	175,318
Keane Group, Inc.(1)	782	12,160
Liberty Oilfield Services, Inc., Class A(1)	617	11,470
National Oilwell Varco, Inc.	22,603	793,139
Petroleum Geo-Services ASA(1)	26,620	84,811
Schlumberger Ltd.	50,160	3,292,502
Trican Well Service Ltd.(1)	75,100	184,355
		9,401,974
Equity Real Estate Investment Trusts (REITs) — 2.1%
Agree Realty Corp.	3,179	149,731
Alexandria Real Estate Equities, Inc.	5,015	608,370
Allied Properties Real Estate Investment Trust	8,265	267,041

American Tower Corp.	4,531	631,304
Apple Hospitality REIT, Inc.	6,146	104,421
Armada Hoffler Properties, Inc.	1,361	17,802
Boston Properties, Inc.	3,490	414,856
Camden Property Trust	4,887	389,543
CapitaLand Commercial Trust	98,100	127,816
CareTrust REIT, Inc.	3,478	46,084
Charter Hall Group	53,159	239,591
Community Healthcare Trust, Inc.	2,537	59,721
CubeSmart	6,700	179,627
CyrusOne, Inc.	9,198	458,980
Daiwa House REIT Investment Corp.	102	246,143
Dexus	17,706	127,064
Duke Realty Corp.	10,043	248,765
Empire State Realty Trust, Inc., Class A	10,110	170,455
EPR Properties	575	33,137
Equinix, Inc.	1,175	460,717
Equity Residential	11,192	629,326
Essex Property Trust, Inc.	1,667	373,125
Extra Space Storage, Inc.	4,470	380,173
First Industrial Realty Trust, Inc.	985	27,610
Gecina SA	4,179	731,086
GGP, Inc.	12,379	262,063
GLP J-REIT	275	289,473
Goodman Group	63,655	403,635
Healthcare Realty Trust, Inc.	11,387	302,325
Hispania Activos Inmobiliarios SOCIMI SA	8,220	163,162
Host Hotels & Resorts, Inc.	8,413	156,145
Inmobiliaria Colonial Socimi SA	18,769	198,088
Invitation Homes, Inc.	19,884	432,477
Japan Hotel REIT Investment Corp.	593	433,108
Kite Realty Group Trust	9,749	147,600
Lexington Realty Trust	4,233	33,695
Link REIT	46,000	392,008
MedEquities Realty Trust, Inc.	8,596	83,123
Medical Properties Trust, Inc.	5,631	69,036
MGM Growth Properties LLC, Class A	13,686	359,257
Orix JREIT, Inc.	181	275,777
Paramount Group, Inc.	796	11,104
Piedmont Office Realty Trust, Inc., Class A	31,958	573,966
PotlatchDeltic Corp.	29,996	1,534,295
Prologis, Inc.	22,761	1,381,137
QTS Realty Trust, Inc., Class A	1,419	45,791
Rayonier, Inc.	13,859	471,067
Regency Centers Corp.	3,832	222,678
Retail Properties of America, Inc., Class A	8,871	106,097
RLJ Lodging Trust	1,707	33,816
Sabra Health Care REIT, Inc.	4,171	70,406
Safestore Holdings plc	45,531	309,548
SBA Communications Corp.(1)	19,893	3,128,572
Scentre Group	143,689	426,240
Segro plc	103,617	810,969
Simon Property Group, Inc.	5,468	839,393

STORE Capital Corp.	7,780	185,475
Summit Hotel Properties, Inc.	2,509	33,044
Sun Communities, Inc.	6,503	569,403
Sunstone Hotel Investors, Inc.	6,957	100,390
Taubman Centers, Inc.	912	53,316
UNITE Group plc (The)	34,552	361,693
Urstadt Biddle Properties, Inc., Class A	1,206	21,129
Weingarten Realty Investors	1,791	48,590
Weyerhaeuser Co.	88,501	3,100,190
WP Carey, Inc.	5,923	354,906
		25,916,675
Food and Staples Retailing — 0.9%
BIM Birlesik Magazalar AS	20,675	408,082
Casino Guichard Perrachon SA	3,539	192,124
Costco Wholesale Corp.	1,679	320,521
CP ALL PCL	445,600	1,183,574
CVS Health Corp.	10,005	677,639
Distribuidora Internacional de Alimentacion SA	26,649	126,853
Future Retail Ltd.(1)	29,440	232,407
Jeronimo Martins SGPS SA	33,700	698,754
Lawson, Inc.	7,100	463,193
METRO AG	13,981	273,598
President Chain Store Corp.	26,000	258,262
Sysco Corp.	32,712	1,951,271
United Natural Foods, Inc.(1)	2,992	127,669
US Foods Holding Corp.(1)	5,821	194,363
Walgreens Boots Alliance, Inc.	21,146	1,456,748
Walmart, Inc.	24,243	2,182,112
Wesfarmers Ltd.	4,868	155,436
X5 Retail Group NV GDR(1)	10,148	362,267
		11,264,873
Food Products — 1.3%
a2 Milk Co. Ltd.(1)	32,530	306,547
Associated British Foods plc	12,560	453,069
Conagra Brands, Inc.	100,171	3,619,178
Danone SA	15,890	1,267,772
General Mills, Inc.	28,047	1,417,776
Hain Celestial Group, Inc. (The)(1)	1,804	62,743
Hershey Co. (The)	16,183	1,590,142
Hormel Foods Corp.	5,579	181,094
Hostess Brands, Inc.(1)	5,290	64,750
Indofood Sukses Makmur Tbk PT	384,100	210,924
J.M. Smucker Co. (The)	4,801	606,366
John B Sanfilippo & Son, Inc.	1,167	67,383
Kellogg Co.	13,163	871,391
Mondelez International, Inc., Class A	65,643	2,881,728
Nestle SA	5,728	455,950
Orkla ASA	63,610	695,881
Premium Brands Holdings Corp.	2,450	197,764
Sanderson Farms, Inc.	1,681	207,015
TreeHouse Foods, Inc.(1)	4,608	175,196
WH Group Ltd.	77,000	94,775
		15,427,444

Gas Utilities — 0.1%
Atmos Energy Corp.	3,718	299,262
China Gas Holdings Ltd.	196,400	607,673
GAIL India Ltd.	20,201	141,332
Rubis SCA	2,580	184,182
Spire, Inc.	6,147	416,767
		1,649,216
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	8,620	520,045
ABIOMED, Inc.(1)	1,799	482,456
Align Technology, Inc.(1)	3,479	913,307
Analogic Corp.	307	25,635
Atrion Corp.	21	12,367
BioMerieux	650	49,855
Boston Scientific Corp.(1)	24,848	677,356
Cooper Cos., Inc. (The)	5,267	1,214,149
Edwards Lifesciences Corp.(1)	24,053	3,215,165
Hill-Rom Holdings, Inc.	11,305	945,776
IDEXX Laboratories, Inc.(1)	2,001	374,647
Insulet Corp.(1)	1,894	142,220
Intuitive Surgical, Inc.(1)	7,130	3,040,588
Koninklijke Philips NV	3,042	116,322
LivaNova plc(1)	3,972	356,447
Masimo Corp.(1)	8,337	729,738
Medtronic plc	31,250	2,496,563
Merit Medical Systems, Inc.(1)	2,614	118,937
Nevro Corp.(1)	1,409	114,298
Penumbra, Inc.(1)	2,631	284,674
STERIS plc	6,153	561,769
Sysmex Corp.	10,800	894,434
Teleflex, Inc.	5,059	1,263,890
Varian Medical Systems, Inc.(1)	9,483	1,131,701
Zimmer Biomet Holdings, Inc.	36,812	4,279,395
		23,961,734
Health Care Providers and Services — 1.3%
Amedisys, Inc.(1)	14,148	837,703
Cardinal Health, Inc.	11,585	801,798
Cigna Corp.	3,048	597,073
CVS Group plc	6,230	91,342
Envision Healthcare Corp.(1)	2,292	88,242
Express Scripts Holding Co.(1)	6,934	523,170
Fresenius Medical Care AG & Co. KGaA	5,810	617,100
HCA Healthcare, Inc.	17,786	1,765,260
HealthEquity, Inc.(1)	1,829	105,314
Henry Schein, Inc.(1)	13,121	868,479
LifePoint Health, Inc.(1)	15,819	729,256
McKesson Corp.	9,006	1,343,965
Miraca Holdings, Inc.	8,800	327,612
NMC Health plc	9,360	440,522
Providence Service Corp. (The)(1)	1,377	87,522
Quest Diagnostics, Inc.	8,608	887,054
Suzuken Co. Ltd.	5,800	235,652
Tivity Health, Inc.(1)	9,032	348,184

UnitedHealth Group, Inc.	16,549	3,742,722
WellCare Health Plans, Inc.(1)	7,802	1,512,886
		15,950,856
Health Care Technology — 0.1%
Cerner Corp.(1)	8,348	535,608
Cotiviti Holdings, Inc.(1)	5,454	182,764
Teladoc, Inc.(1)	2,615	104,861
Vocera Communications, Inc.(1)	3,422	94,105
		917,338
Hotels, Restaurants and Leisure — 1.7%
Accor SA	12,410	716,944
Carnival Corp.	13,297	889,702
Carnival plc	12,670	836,002
China Lodging Group Ltd. ADR	4,291	651,803
Chipotle Mexican Grill, Inc.(1)	1,547	492,580
Churchill Downs, Inc.	304	78,493
Compass Group plc	37,875	805,537
Corporate Travel Management Ltd.	6,770	133,032
Darden Restaurants, Inc.	16,264	1,499,378
Domino's Pizza, Inc.	1,145	254,659
Hilton Grand Vacations, Inc.(1)	13,481	581,840
Hilton Worldwide Holdings, Inc.	8,762	707,882
International Game Technology plc	20,153	534,054
Las Vegas Sands Corp.	34,970	2,546,166
Marriott International, Inc., Class A	17,744	2,505,630
McDonald's Corp.	232	36,596
MGM Resorts International	9,615	329,121
Minor International PCL	357,100	451,809
Papa John's International, Inc.	322	18,592
Planet Fitness, Inc., Class A(1)	4,101	151,655
Red Robin Gourmet Burgers, Inc.(1)	1,778	95,390
Red Rock Resorts, Inc., Class A	2,879	96,446
Royal Caribbean Cruises Ltd.	26,058	3,298,943
Ruth's Hospitality Group, Inc.	138	3,388
Texas Roadhouse, Inc.	1,991	110,023
Thomas Cook Group plc	87,014	146,267
TKP Corp.(1)	3,900	142,308
Vail Resorts, Inc.	9,342	1,923,238
Yum! Brands, Inc.	3,786	308,105
		20,345,583
Household Durables — 0.3%
Cairn Homes plc(1)	98,955	212,737
Cavco Industries, Inc.(1)	441	70,163
Electrolux AB, Series B	8,066	264,873
Garmin Ltd.	2,645	156,690
Haier Electronics Group Co. Ltd.	66,000	224,496
Haseko Corp.	24,500	359,205
Helen of Troy Ltd.(1)	2,060	185,503
Installed Building Products, Inc.(1)	1,461	87,295
LG Electronics, Inc.	2,979	273,006
Mohawk Industries, Inc.(1)	2,680	642,878
Neinor Homes SA(1)	6,605	124,099
PlayAGS, Inc.(1)	4,087	84,642

PulteGroup, Inc.	14,573	409,064
Sony Corp.	4,200	211,557
Toll Brothers, Inc.	16,262	712,764
TopBuild Corp.(1)	1,360	94,710
		4,113,682
Household Products — 0.6%
Central Garden & Pet Co., Class A(1)	2,274	82,410
Church & Dwight Co., Inc.	16,768	824,818
Energizer Holdings, Inc.	2,778	151,345
Kimberly-Clark Corp.	17,440	1,934,445
Procter & Gamble Co. (The)	44,807	3,518,245
Spectrum Brands Holdings, Inc.	614	60,608
		6,571,871
Industrial Conglomerates — 0.7%
3M Co.	12,951	3,050,090
Carlisle Cos., Inc.	11,802	1,214,544
DCC plc	562	51,048
General Electric Co.	95,280	1,344,401
Honeywell International, Inc.	16,791	2,537,288
Rheinmetall AG	3,341	442,156
Siemens AG	2,682	353,400
		8,992,927
Insurance — 1.7%
Aflac, Inc.	15,772	1,401,815
AIA Group Ltd.	200,800	1,667,330
Allianz SE	5,560	1,297,453
Allstate Corp. (The)	19,098	1,761,982
AMERISAFE, Inc.	2,960	165,760
Arthur J. Gallagher & Co.	6,825	471,676
Aspen Insurance Holdings Ltd.	3,435	125,034
Assicurazioni Generali SpA	21,867	410,246
Aviva plc	89,858	621,313
Brown & Brown, Inc.	6,153	323,894
Chubb Ltd.	21,168	3,004,163
CNP Assurances	18,170	441,663
Discovery Ltd.	21,527	325,362
First American Financial Corp.	7,179	416,597
Hannover Rueck SE	1,141	155,627
Hanover Insurance Group, Inc. (The)	890	96,040
Infinity Property & Casualty Corp.	888	104,740
James River Group Holdings Ltd.	4,326	141,503
Kinsale Capital Group, Inc.	3,734	182,966
Legal & General Group plc	32,863	118,113
Mapfre SA	116,274	390,403
MetLife, Inc.	11,430	527,952
MS&AD Insurance Group Holdings, Inc.	4,800	148,663
Muenchener Rueckversicherungs-Gesellschaft AG	1,685	377,483
People's Insurance Co. Group of China Ltd. (The), H Shares	148,000	79,093
Ping An Insurance Group Co. of China Ltd., H Shares	106,500	1,121,239
Principal Financial Group, Inc.	11,285	703,394
ProAssurance Corp.	4,594	219,593
Reinsurance Group of America, Inc.	3,037	467,060
RenaissanceRe Holdings Ltd.	1,129	144,828

RLI Corp.	2,260	137,408
Sompo Holdings, Inc.	2,900	111,673
Sony Financial Holdings, Inc.	7,800	144,853
Swiss Re AG	7,948	811,411
Topdanmark A/S(1)	2,301	112,978
Torchmark Corp.	2,500	213,425
Travelers Cos., Inc. (The)	1,334	185,426
Trupanion, Inc.(1)	2,968	87,942
Unum Group	2,519	128,368
Validus Holdings Ltd.	2,740	185,334
Zurich Insurance Group AG	2,761	910,890
		20,442,693
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	8,385	12,681,893
ASOS plc(1)	9,476	967,746
Booking Holdings, Inc.(1)	1,020	2,074,721
Expedia, Inc.	5,149	541,520
Netflix, Inc.(1)	862	251,170
Nutrisystem, Inc.	1,997	61,408
Shutterfly, Inc.(1)	1,505	115,479
Start Today Co. Ltd.	29,800	767,831
Wayfair, Inc., Class A(1)	4,508	349,009
Zalando SE(1)	14,913	851,361
		18,662,138
Internet Software and Services — 3.2%
2U, Inc.(1)	2,795	231,370
Alibaba Group Holding Ltd. ADR(1)	17,305	3,221,153
Alphabet, Inc., Class A(1)	13,955	15,405,204
eBay, Inc.(1)	15,113	647,743
Facebook, Inc., Class A(1)	58,561	10,442,597
Five9, Inc.(1)	4,719	143,269
GrubHub, Inc.(1)	1,652	164,225
Just Eat plc(1)	61,098	733,201
LogMeIn, Inc.	11,112	1,283,992
Match Group, Inc.(1)	18,463	739,443
Mimecast Ltd.(1)	3,298	114,573
NAVER Corp.	264	194,735
Q2 Holdings, Inc.(1)	1,594	72,607
SPS Commerce, Inc.(1)	194	11,644
Tencent Holdings Ltd.	72,600	3,981,657
VeriSign, Inc.(1)	2,671	309,889
Weibo Corp. ADR(1)	2,551	327,854
Yandex NV, A Shares(1)	32,045	1,316,729
		39,341,885
IT Services — 1.7%
Alliance Data Systems Corp.	189	45,541
Amadeus IT Group SA	12,050	884,407
Booz Allen Hamilton Holding Corp.	14,884	564,550
Cognizant Technology Solutions Corp., Class A	1,208	99,080
CSG Systems International, Inc.	3,653	170,522
CSRA, Inc.	6,052	245,288
DXC Technology Co.	27,409	2,810,519
EPAM Systems, Inc.(1)	1,300	147,056

Euronet Worldwide, Inc.(1)	567	48,121
EVERTEC, Inc.	11,328	183,514
Fiserv, Inc.(1)	5,156	739,319
FleetCor Technologies, Inc.(1)	3,382	676,163
Global Payments, Inc.	3,561	403,782
International Business Machines Corp.	16,852	2,626,047
InterXion Holding NV(1)	21,074	1,186,466
Keywords Studios plc	8,050	172,691
MasterCard, Inc., Class A	377	66,262
My EG Services Bhd	522,700	355,461
Nihon Unisys Ltd.	2,700	56,267
PayPal Holdings, Inc.(1)	21,485	1,706,124
Presidio, Inc.(1)	6,868	100,410
Science Applications International Corp.	550	39,814
Solutions 30 SE(1)	5,543	204,252
Teradata Corp.(1)	5,694	209,653
Total System Services, Inc.	21,582	1,898,137
Travelport Worldwide Ltd.	12,926	184,195
Unisys Corp.(1)	1,000	11,200
Visa, Inc., Class A	24,112	2,964,329
Worldline SA(1)	2,090	106,159
Worldpay, Inc., Class A(1)	16,417	1,334,374
		20,239,703
Leisure Products — 0.1%
BRP, Inc.	3,861	135,370
Malibu Boats, Inc., Class A(1)	4,215	135,091
Mattel, Inc.	12,350	196,365
MCBC Holdings, Inc.(1)	1,026	25,147
Sega Sammy Holdings, Inc.	18,600	268,902
Trigano SA	1,680	299,000
		1,059,875
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	11,450	785,355
Bio-Techne Corp.	3,515	496,810
Clinigen Healthcare Ltd.(1)	11,000	139,681
Eurofins Scientific SE	265	148,963
ICON plc(1)	3,961	448,821
Illumina, Inc.(1)	6,679	1,522,945
Lonza Group AG	6,792	1,727,526
PerkinElmer, Inc.	20,753	1,584,284
PRA Health Sciences, Inc.(1)	1,435	120,540
Waters Corp.(1)	1,526	312,281
		7,287,206
Machinery — 1.8%
Actuant Corp., Class A	5,656	128,391
Airtac International Group	39,742	709,767
Biesse SpA	1,740	95,900
Caterpillar, Inc.	22,314	3,450,414
Chart Industries, Inc.(1)	1,538	84,759
Cummins, Inc.	8,843	1,487,127
Daifuku Co. Ltd.	1,900	123,979
Doosan Infracore Co. Ltd.(1)	50,390	431,393
EnPro Industries, Inc.	2,138	154,920

Evoqua Water Technologies Corp.(1)	3,734	85,509
FANUC Corp.	400	100,861
Fuji Machine Manufacturing Co. Ltd.	7,100	144,455
Gardner Denver Holdings, Inc.(1)	2,396	76,696
Georg Fischer AG	66	96,042
Gima TT SpA(1)	4,258	91,285
Global Brass & Copper Holdings, Inc.	5,710	161,593
Graco, Inc.	1,915	84,930
Graham Corp.	2,683	54,223
Hitachi Construction Machinery Co. Ltd.	9,200	391,299
Hyster-Yale Materials Handling, Inc.	75	5,339
IMI plc	19,588	328,656
Industria Macchine Automatiche SpA	1,380	119,340
Ingersoll-Rand plc	14,990	1,331,112
ITT, Inc.	1,855	93,084
John Bean Technologies Corp.	5,715	632,936
Kadant, Inc.	1,316	125,546
Kennametal, Inc.	11,382	468,938
KION Group AG	1,204	103,176
Komatsu Ltd.	38,100	1,382,433
Lydall, Inc.(1)	755	36,353
Middleby Corp. (The)(1)	6,480	779,220
Oshkosh Corp.	15,522	1,225,151
PACCAR, Inc.	13,071	935,753
Parker-Hannifin Corp.	8,870	1,583,029
Rexnord Corp.(1)	446	12,925
Snap-on, Inc.	1,797	286,118
Terex Corp.	2,015	83,663
THK Co. Ltd.	5,700	245,926
Toro Co. (The)	23,801	1,513,030
Tsubaki Nakashima Co. Ltd.	8,300	240,143
Valmet Oyj	10,561	225,886
WABCO Holdings, Inc.(1)	8,334	1,149,842
Weir Group plc (The)	35,700	994,030
Woodward, Inc.	866	61,339
Yangzijiang Shipbuilding Holdings Ltd.	111,600	125,825
		22,042,336
Marine†
AP Moller - Maersk A/S, B Shares	240	390,718
Media — 0.6%
Comcast Corp., Class A	7,041	254,955
CyberAgent, Inc.	22,000	946,122
Daiichikosho Co., Ltd.	3,600	191,176
DISH Network Corp., Class A(1)	4,125	171,971
Entertainment One Ltd.	43,454	180,807
Entravision Communications Corp., Class A	29,446	189,927
Eutelsat Communications SA	9,491	222,015
John Wiley & Sons, Inc., Class A	6,555	421,159
Liberty Media Corp-Liberty Formula One, Class C(1)	6,868	226,163
Metropole Television SA	4,864	138,156
Naspers Ltd., N Shares	4,550	1,249,705
ProSiebenSat.1 Media SE	7,381	292,911
Sirius XM Holdings, Inc.	66,439	417,237

Time Warner, Inc.	13,919	1,293,910
Townsquare Media, Inc., Class A(1)	2,214	15,409
tronc, Inc.(1)	274	5,242
Vector, Inc.(1)	11,800	249,511
Vivendi SA	24,840	641,191
Walt Disney Co. (The)	722	74,482
		7,182,049
Metals and Mining — 0.3%
AMG Advanced Metallurgical Group NV	4,280	212,239
Anglo American plc	11,693	283,806
BHP Billiton plc	34,895	711,906
Centamin plc	26,072	53,398
Evraz plc	42,363	248,031
Fortescue Metals Group Ltd.	72,684	282,500
Kirkland Lake Gold Ltd.	14,690	230,562
Maanshan Iron & Steel Co. Ltd., H Shares(1)	470,000	251,228
Mitsui Mining & Smelting Co. Ltd.	2,900	144,902
Nippon Light Metal Holdings Co. Ltd.	46,000	124,373
Regis Resources Ltd.	12,620	41,781
Rio Tinto plc	18,958	1,015,471
Salzgitter AG	1,520	86,826
Vale SA ADR	32,407	444,948
		4,131,971
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	2,796	47,113
Starwood Property Trust, Inc.	10,379	210,175
Two Harbors Investment Corp.	3,741	54,955
		312,243
Multi-Utilities — 0.2%
Ameren Corp.	3,865	209,869
Centrica plc	234,171	460,053
Engie SA	27,985	437,154
NorthWestern Corp.	10,773	550,285
Veolia Environnement SA	12,832	311,521
		1,968,882
Multiline Retail — 0.9%
B&M European Value Retail SA	217,651	1,230,755
Dollar General Corp.	5,855	553,825
Dollar Tree, Inc.(1)	17,501	1,796,303
Dollarama, Inc.	3,440	400,377
Don Quijote Holdings Co. Ltd.	12,400	692,832
Lojas Renner SA	105,400	1,132,265
Magazine Luiza SA	24,400	679,869
Marks & Spencer Group plc	38,633	156,560
Ryohin Keikaku Co. Ltd.	2,000	682,737
SACI Falabella	33,224	336,250
Seria Co. Ltd.	1,600	79,850
Target Corp.	39,979	3,014,816
		10,756,439
Oil, Gas and Consumable Fuels — 2.6%
Aker BP ASA	7,246	176,687
Anadarko Petroleum Corp.	29,912	1,706,180
Ardmore Shipping Corp.(1)	7,520	56,776

BP plc	74,977	486,357
Callon Petroleum Co.(1)	9,845	104,062
Chevron Corp.	26,931	3,014,118
Cimarex Energy Co.	5,250	504,473
CNOOC Ltd.	518,000	737,991
Comstock Resources, Inc.(1)	193	1,320
Concho Resources, Inc.(1)	8,039	1,212,281
Devon Energy Corp.	15,856	486,304
EQT Corp.	16,712	840,781
Extraction Oil & Gas, Inc.(1)	4,061	49,057
Exxon Mobil Corp.	44,362	3,359,978
Galp Energia SGPS SA	13,962	252,311
GS Holdings Corp.	441	26,843
HollyFrontier Corp.	25,678	1,099,789
Imperial Oil Ltd.	29,005	785,477
JXTG Holdings, Inc.	66,500	403,724
Lundin Petroleum AB(1)	24,820	579,831
Marathon Petroleum Corp.	7,922	507,483
Neste Oyj	8,790	642,074
Noble Energy, Inc.	26,778	798,788
Novatek PJSC GDR	5,513	750,967
Occidental Petroleum Corp.	36,620	2,402,272
OMV AG	6,115	348,682
PBF Energy, Inc., Class A	3,498	102,526
Petroleo Brasileiro SA ADR(1)	21,567	282,312
Petroleo Brasileiro SA ADR(1)	26,811	376,426
Repsol SA	35,129	625,948
Royal Dutch Shell plc, A Shares	28,325	897,161
Royal Dutch Shell plc, B Shares	66,667	2,114,262
Royal Dutch Shell plc, Class B ADR	18,060	1,159,091
RSP Permian, Inc.(1)	3,828	146,651
Scorpio Tankers, Inc.	14,171	32,593
SK Innovation Co. Ltd.	680	128,284
Spectra Energy Partners LP	10,036	394,314
TOTAL SA	14,208	811,177
TOTAL SA ADR	46,860	2,656,493
United Tractors Tbk PT	217,000	559,707
WildHorse Resource Development Corp.(1)	1,436	24,383
		31,645,934
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	22,509	641,506
Nine Dragons Paper Holdings Ltd.	190,000	338,171
Oji Holdings Corp.	37,000	241,789
UPM-Kymmene Oyj	19,321	660,197
		1,881,663
Personal Products — 0.4%
Edgewell Personal Care Co.(1)	11,392	571,309
Estee Lauder Cos., Inc. (The), Class A	7,181	994,138
Godrej Consumer Products Ltd.	27,032	441,398
Kose Corp.	700	130,884
Medifast, Inc.	1,677	106,976
Pola Orbis Holdings, Inc.	19,400	813,090

Unilever NV CVA	30,920	1,611,022
		4,668,817
Pharmaceuticals — 2.2%
Aerie Pharmaceuticals, Inc.(1)	787	40,255
Allergan plc	10,479	1,616,071
AstraZeneca plc	15,720	1,029,586
Bristol-Myers Squibb Co.	9,937	657,829
Catalent, Inc.(1)	4,232	176,686
Dechra Pharmaceuticals plc	4,880	168,563
Dermira, Inc.(1)	1,135	29,181
Eli Lilly & Co.	14,505	1,117,175
GlaxoSmithKline plc	66,586	1,195,392
Horizon Pharma plc(1)	1,789	26,084
Jazz Pharmaceuticals plc(1)	3,104	449,459
Johnson & Johnson	41,614	5,404,826
Merck & Co., Inc.	82,907	4,495,217
Nektar Therapeutics(1)	1,221	105,690
Nippon Shinyaku Co. Ltd.	900	50,241
Novartis AG	12,687	1,061,489
Optinose, Inc.(1)	1,552	27,486
Pacira Pharmaceuticals, Inc.(1)	933	29,203
Pfizer, Inc.	164,328	5,966,750
Roche Holding AG	6,885	1,596,416
Sanofi	3,966	312,838
Zoetis, Inc.	18,143	1,467,043
		27,023,480
Professional Services — 0.4%
ALS Ltd.	29,580	164,663
Capita plc	7,014	16,907
Dun & Bradstreet Corp. (The)	1,556	194,562
Huron Consulting Group, Inc.(1)	2,519	88,165
IHS Markit Ltd.(1)	15,219	716,054
Insperity, Inc.	317	20,700
Intertek Group plc	10,680	720,743
Meitec Corp.	1,000	56,377
On Assignment, Inc.(1)	477	36,581
Outsourcing, Inc.	11,200	212,582
Recruit Holdings Co. Ltd.	32,300	775,728
RELX plc	38,590	792,800
Robert Half International, Inc.	4,533	258,698
Teleperformance	1,326	188,578
TrueBlue, Inc.(1)	854	23,229
Verisk Analytics, Inc.(1)	10,390	1,061,754
		5,328,121
Real Estate Management and Development — 0.9%
Aroundtown SA	70,476	536,242
Ayala Land, Inc.	842,700	663,024
CapitaLand Ltd.	49,400	134,422
Central Pattana PCL	72,300	193,391
China Resources Land Ltd.	64,000	226,363
China Vanke Co. Ltd., H Shares	127,500	568,128
CIFI Holdings Group Co. Ltd.	178,000	138,070
City Developments Ltd.	26,300	252,002

CK Asset Holdings Ltd.	61,500	528,219
Country Garden Holdings Co. Ltd.	137,000	242,820
Daito Trust Construction Co. Ltd.	100	16,606
Daiwa House Industry Co. Ltd.	4,100	151,559
Deutsche Wohnen SE	4,193	173,508
Fabege AB	3,149	67,944
FirstService Corp.	1,142	79,483
Godrej Properties Ltd.(1)	6,017	71,311
Hang Lung Properties Ltd.	36,000	85,427
Iguatemi Empresa de Shopping Centers SA	22,700	274,827
Investors Cloud Co. Ltd.	7,100	138,305
Jones Lang LaSalle, Inc.	3,875	622,364
Kerry Properties Ltd.	38,500	174,104
KWG Property Holding Ltd.	357,000	491,524
Leopalace21 Corp.	41,300	325,594
Longfor Properties Co. Ltd.	87,000	248,420
Mitsui Fudosan Co. Ltd.	26,500	633,287
Multiplan Empreendimentos Imobiliarios SA	20,866	452,100
New World Development Co. Ltd.	129,000	194,815
Nexity SA	2,812	175,252
Relo Group, Inc.	5,700	158,343
Shimao Property Holdings Ltd.	62,000	152,690
SM Prime Holdings, Inc.	92,100	62,219
Sumitomo Realty & Development Co. Ltd.	16,000	579,315
Sun Hung Kai Properties Ltd.	23,000	381,671
Tricon Capital Group, Inc.	15,966	130,893
UOL Group Ltd.	38,800	248,024
VGP NV	1,261	98,350
Vonovia SE	14,085	642,488
Wharf Holdings Ltd. (The)	83,000	307,564
Wharf Real Estate Investment Co. Ltd.(1)	34,000	229,898
Wheelock & Co. Ltd.	31,000	224,991
		11,075,557
Road and Rail — 0.6%
Canadian Pacific Railway Ltd.	1,738	310,459
CJ Logistics Corp.(1)	1,601	194,573
DSV A/S	13,385	1,049,132
Firstgroup plc(1)	25,242	28,291
Heartland Express, Inc.	28,969	565,475
J.B. Hunt Transport Services, Inc.	3,513	416,536
Localiza Rent a Car SA	149,700	1,184,912
Norfolk Southern Corp.	4,419	614,594
Saia, Inc.(1)	1,250	90,812
Seino Holdings Co. Ltd.	8,800	149,731
Union Pacific Corp.	15,531	2,022,913
		6,627,428
Semiconductors and Semiconductor Equipment — 3.0%
Advanced Micro Devices, Inc.(1)	16,470	199,452
Analog Devices, Inc.	6,415	578,312
Applied Materials, Inc.	96,892	5,580,010
ASML Holding NV	14,087	2,751,947
ASPEED Technology, Inc.	10,000	262,206
BE Semiconductor Industries NV	2,250	221,545

Broadcom Ltd.	16,736	4,124,755
Cavium, Inc.(1)	616	54,849
Cypress Semiconductor Corp.	4,792	83,716
Entegris, Inc.	3,972	131,870
Globalwafers Co. Ltd.	25,000	353,755
Infineon Technologies AG	20,160	548,126
Intel Corp.	91,468	4,508,458
KLA-Tencor Corp.	7,784	882,005
Kulicke & Soffa Industries, Inc.(1)	4,691	109,300
Lam Research Corp.	12,811	2,457,918
LandMark Optoelectronics Corp.	15,000	190,032
Maxim Integrated Products, Inc.	28,519	1,737,948
Megachips Corp.	8,000	273,136
Microchip Technology, Inc.	4,530	402,853
Microsemi Corp.(1)	2,276	147,712
MKS Instruments, Inc.	1,250	139,188
Monolithic Power Systems, Inc.	1,361	159,319
NVIDIA Corp.	300	72,600
NXP Semiconductors NV(1)	429	53,479
Power Integrations, Inc.	1,131	76,003
Powertech Technology, Inc.	73,000	223,480
QUALCOMM, Inc.	15,220	989,300
Rohm Co. Ltd.	6,600	698,084
SK Hynix, Inc.	10,845	766,714
Skyworks Solutions, Inc.	1,342	146,614
SOITEC(1)	1,800	140,491
SUMCO Corp.	9,500	251,329
Taiwan Semiconductor Manufacturing Co. Ltd.	369,500	3,034,582
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,455	193,124
Teradyne, Inc.	14,215	645,361
Texas Instruments, Inc.	23,329	2,527,697
Tokyo Electron Ltd.	500	97,549
Ulvac, Inc.	1,800	110,440
Xilinx, Inc.	9,426	671,603
		36,596,862
Software — 2.9%
Activision Blizzard, Inc.	30,819	2,253,793
Adobe Systems, Inc.(1)	12,054	2,520,853
Autodesk, Inc.(1)	6,200	728,314
Aveva Group plc	2,270	89,748
Bottomline Technologies de, Inc.(1)	4,427	168,137
Cadence Design Systems, Inc.(1)	4,604	178,497
Callidus Software, Inc.(1)	1,682	60,384
Electronic Arts, Inc.(1)	28,825	3,565,652
Guidewire Software, Inc.(1)	9,476	761,112
Microsoft Corp.	109,096	10,229,932
Nice Ltd. ADR	2,020	195,112
Nintendo Co. Ltd.	2,700	1,234,839
Oracle Corp. (New York)	90,227	4,571,802
Paycom Software, Inc.(1)	1,716	169,747
RealPage, Inc.(1)	3,293	172,059
Red Hat, Inc.(1)	11,484	1,692,742
RingCentral, Inc., Class A(1)	3,530	221,155

salesforce.com, Inc.(1)	11,584	1,346,640
ServiceNow, Inc.(1)	5,576	897,792
Splunk, Inc.(1)	14,251	1,328,193
Symantec Corp.	23,478	617,237
Synopsys, Inc.(1)	4,980	421,657
Trend Micro, Inc.	1,900	107,599
Tyler Technologies, Inc.(1)	4,707	956,039
Ubisoft Entertainment SA(1)	2,940	242,039
VMware, Inc., Class A(1)	3,802	500,913
Zendesk, Inc.(1)	2,758	119,090
		35,351,077
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	15,126	1,728,145
At Home Group, Inc.(1)	3,639	107,678
Best Buy Co., Inc.	24,473	1,772,824
Burlington Stores, Inc.(1)	7,764	952,177
Camping World Holdings, Inc., Class A	3,435	143,583
CECONOMY AG	3,823	50,052
Floor & Decor Holdings, Inc., Class A(1)	2,536	114,298
Fnac Darty SA(1)	770	86,392
Foschini Group Ltd. (The)	26,078	470,115
Home Depot, Inc. (The)	3,414	622,270
Hotel Shilla Co. Ltd.	5,732	428,889
L Brands, Inc.	5,490	270,822
Lowe's Cos., Inc.	26,062	2,334,895
Maisons du Monde SA	3,086	130,701
MarineMax, Inc.(1)	3,483	72,795
National Vision Holdings, Inc.(1)	1,831	63,279
Nitori Holdings Co. Ltd.	3,900	653,728
O'Reilly Automotive, Inc.(1)	4,852	1,184,810
Penske Automotive Group, Inc.	1,989	91,096
Petrobras Distribuidora SA	22,700	154,927
RH(1)	648	55,002
Ross Stores, Inc.	7,810	609,883
Sleep Country Canada Holdings, Inc.	3,440	84,231
Sleep Number Corp.(1)	1,966	67,709
TJX Cos., Inc. (The)	8,389	693,603
		12,943,904
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	67,311	11,989,435
Brother Industries Ltd.	14,100	350,064
Canon, Inc.	8,200	312,927
Catcher Technology Co. Ltd.	9,000	107,277
Cray, Inc.(1)	5,555	121,099
HP, Inc.	9,962	233,011
Logitech International SA	6,706	262,306
Samsung Electronics Co. Ltd.	1,162	2,518,426
Western Digital Corp.	3,464	301,507
		16,196,052
Textiles, Apparel and Luxury Goods — 0.8%
adidas AG	5,990	1,333,101
ANTA Sports Products Ltd.	115,000	564,770
Carter's, Inc.	3,705	432,299

Cie Financiere Richemont SA	8,870	780,890
Deckers Outdoor Corp.(1)	16,923	1,600,577
HUGO BOSS AG	2,838	252,973
Kering SA	1,950	916,461
Michael Kors Holdings Ltd.(1)	25,389	1,597,730
Shenzhou International Group Holdings Ltd.	50,000	491,309
Steven Madden Ltd.(1)	1,218	53,470
Taiwan Paiho Ltd.	73,000	240,116
Tapestry, Inc.	33,855	1,723,558
Titan Co. Ltd.	7,361	91,633
		10,078,887
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	39,226	489,933
Essent Group Ltd.(1)	2,633	118,722
LendingTree, Inc.(1)	136	47,396
Merchants Bancorp	238	4,879
Nationstar Mortgage Holdings, Inc.(1)	1,115	19,089
NMI Holdings, Inc., Class A(1)	7,492	148,716
		828,735
Tobacco — 0.4%
Altria Group, Inc.	18,714	1,178,047
British American Tobacco plc	27,570	1,619,275
Imperial Brands plc	6,978	250,380
Japan Tobacco, Inc.	1,900	54,145
Philip Morris International, Inc.	11,420	1,182,541
		4,284,388
Trading Companies and Distributors — 0.5%
Ashtead Group plc	38,562	1,111,899
Bunzl plc	25,870	694,815
DXP Enterprises, Inc.(1)	3,393	100,908
Ferguson plc	13,120	923,914
Foundation Building Materials, Inc.(1)	8,404	115,051
GMS, Inc.(1)	504	15,604
Marubeni Corp.	7,400	56,383
MonotaRO Co. Ltd.	22,300	714,255
MRC Global, Inc.(1)	5,954	98,420
MSC Industrial Direct Co., Inc., Class A	8,268	723,285
SiteOne Landscape Supply, Inc.(1)	1,731	119,162
United Rentals, Inc.(1)	5,646	988,558
		5,662,254
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	240,500	539,788
Hamburger Hafen und Logistik AG	2,202	53,908
		593,696
Water Utilities†
Beijing Enterprises Water Group Ltd.	362,000	233,784
Wireless Telecommunication Services — 0.3%
1&1 Drillisch AG	1,839	142,406
Boingo Wireless, Inc.(1)	2,282	60,405
KDDI Corp.	21,600	530,602
NTT DOCOMO, Inc.	17,300	442,416
T-Mobile US, Inc.(1)	25,135	1,523,432
Tele2 AB, B Shares	22,098	261,376

Vodafone Group plc	252,476	706,884
		3,667,521
TOTAL COMMON STOCKS (Cost $554,533,085)		760,936,325

CORPORATE BONDS — 10.6%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		90,000	86,780
Bombardier, Inc., 8.75%, 12/1/21(2)		50,000	55,062
Bombardier, Inc., 5.75%, 3/15/22(2)		30,000	30,075
Bombardier, Inc., 6.00%, 10/15/22(2)		35,000	35,088
Bombardier, Inc., 7.50%, 3/15/25(2)		80,000	82,500
KLX, Inc., 5.875%, 12/1/22(2)		40,000	41,350
Lockheed Martin Corp., 3.55%, 1/15/26		290,000	290,576
Rockwell Collins, Inc., 4.35%, 4/15/47		50,000	50,106
TransDigm, Inc., 6.00%, 7/15/22		115,000	118,019
TransDigm, Inc., 6.375%, 6/15/26		50,000	51,250
United Technologies Corp., 6.05%, 6/1/36		140,000	171,919
United Technologies Corp., 3.75%, 11/1/46		10,000	9,216
			1,021,941
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24		210,000	202,670
XPO Logistics, Inc., 6.50%, 6/15/22(2)		20,000	20,860
			223,530
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)		85,000	86,169
United Continental Holdings, Inc., 5.00%, 2/1/24		85,000	85,000
			171,169
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		15,000	15,525
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		130,000	133,412
Nemak SAB de CV, 4.75%, 1/23/25(2)		200,000	199,500
Tenneco, Inc., 5.00%, 7/15/26		130,000	128,050
ZF North America Capital, Inc., 4.75%, 4/29/25(2)		105,000	108,413
			584,900
Automobiles — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18		24,000	23,959
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	12,570
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	61,048
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20		$50,000	50,875
Ford Motor Co., 4.35%, 12/8/26		30,000	29,615
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		40,000	40,211
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		850,000	912,754
General Motors Co., 4.20%, 10/1/27		80,000	78,814
General Motors Co., 5.00%, 4/1/35		70,000	69,874
General Motors Co., 5.15%, 4/1/38		160,000	158,496
General Motors Financial Co., Inc., 3.25%, 5/15/18		180,000	180,273
General Motors Financial Co., Inc., 3.10%, 1/15/19		270,000	270,715
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	427,106
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	212,150
			2,528,460
Banks — 1.6%
Akbank Turk AS, 5.00%, 10/24/22		130,000	129,451
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		255,000	252,567

Banco General SA, 4.125%, 8/7/27(2)		245,000	237,405
Banco Inbursa SA Institucion de Banca Multiple, 4.375%, 4/11/27(2)		355,000	347,225
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(3)		204,000	203,735
Bancolombia SA, VRN, 4.875%, 10/18/22(3)		250,000	244,437
Bank of America Corp., 4.10%, 7/24/23		110,000	113,809
Bank of America Corp., MTN, 4.00%, 4/1/24		50,000	51,338
Bank of America Corp., MTN, 4.20%, 8/26/24		310,000	316,466
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	251,338
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	281,480
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		80,000	83,269
Bank of America Corp., VRN, 3.00%, 12/20/22(2)(3)		314,000	307,439
Bank of America Corp., VRN, 3.42%, 12/20/27(2)(3)		42,000	40,262
Barclays Bank plc, 5.14%, 10/14/20		100,000	103,862
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	74,172
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	100,000	129,668
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	100,090
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	200,000	252,180
Capital One Financial Corp., 4.20%, 10/29/25		$115,000	114,224
Citigroup, Inc., 2.75%, 4/25/22		580,000	568,224
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,924
Citigroup, Inc., 4.45%, 9/29/27		565,000	577,244
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		340,000	328,330
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	298,206
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	207,140
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$280,000	286,379
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	150,000	193,849
Credit Suisse AG, VRN, 1.81%, 3/26/18, resets monthly of the 1-month LIBOR plus 0.19%		$2,550,000	2,551,000
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	536,927
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	85,667
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	382,958
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	124,193
Fifth Third Bank, 2.875%, 10/1/21		230,000	228,507
Grupo Aval Ltd., 4.75%, 9/26/22		128,000	129,440
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25(3)	GBP	50,000	81,917
Huntington Bancshares, Inc., 2.30%, 1/14/22		$170,000	163,801
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	333,626
Itau Unibanco Holding SA, MTN, 6.20%, 12/21/21		$160,000	170,320
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	83,879
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	130,128
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,219,254
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	311,060
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		160,000	151,039
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	207,316
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	445,549
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	216,399
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(3)		$459,000	463,892
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	165,498
Regions Financial Corp., 2.75%, 8/14/22		90,000	87,831
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,703
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	200,000	255,237
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	153,721
Sberbank of Russia Via SB Capital SA, 5.125%, 10/29/22(2)		$217,000	223,249
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(2)		250,000	256,574

Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(2)(3)		150,000	148,997
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	313,769
Wells Fargo & Co., 3.07%, 1/24/23		170,000	167,695
Wells Fargo & Co., 4.125%, 8/15/23		300,000	307,415
Wells Fargo & Co., 3.00%, 4/22/26		220,000	208,438
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	177,375
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	278,013
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	109,103
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	200,524
Wells Fargo Bank N.A., MTN, 1.80%, 11/28/18		1,000,000	995,426
Woori Bank, MTN, 4.75%, 4/30/24		153,000	157,066
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(2)		130,000	128,214
Zenith Bank plc, 6.25%, 4/22/19(2)		250,000	256,035
			18,825,468
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		540,000	538,304
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		320,000	317,655
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		370,000	396,014
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	63,082
Constellation Brands, Inc., 4.75%, 12/1/25		$270,000	286,905
Molson Coors Brewing Co., 3.00%, 7/15/26		240,000	224,651
			1,826,611
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		460,000	451,082
AbbVie, Inc., 3.60%, 5/14/25		70,000	69,261
AbbVie, Inc., 4.40%, 11/6/42		240,000	239,730
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		75,000	74,344
Amgen, Inc., 4.66%, 6/15/51		219,000	221,917
Biogen, Inc., 3.625%, 9/15/22		270,000	273,480
Celgene Corp., 3.25%, 8/15/22		160,000	159,370
Celgene Corp., 3.625%, 5/15/24		410,000	409,382
Celgene Corp., 3.875%, 8/15/25		140,000	139,827
Celgene Corp., 5.00%, 8/15/45		30,000	31,381
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	104,515
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	699,477
			2,873,766
Building Products†
Masco Corp., 4.45%, 4/1/25		170,000	176,018
Capital Markets†
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	123,033
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		$140,000	133,193
SURA Asset Management SA, 4.375%, 4/11/27		105,000	103,687
			359,913
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		155,000	158,875
Blue Cube Spinco, Inc., 9.75%, 10/15/23		50,000	58,250
Braskem Netherlands Finance BV, 4.50%, 1/10/28(2)		204,000	197,829
CF Industries, Inc., 3.45%, 6/1/23		80,000	77,800
Chemours Co. (The), 6.625%, 5/15/23		40,000	42,250
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	7,892
Equate Petrochemical BV, 4.25%, 11/3/26(2)		204,000	203,238
Hexion, Inc., 6.625%, 4/15/20		70,000	65,450
Huntsman International LLC, 5.125%, 11/15/22		85,000	88,081

INEOS Group Holdings SA, 5.625%, 8/1/24(2)	115,000	117,156
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	203,929
Mexichem SAB de CV, 5.50%, 1/15/48(2)	255,000	243,270
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	150,000	148,312
Olin Corp., 5.125%, 9/15/27	60,000	59,213
Platform Specialty Products Corp., 6.50%, 2/1/22(2)	50,000	51,438
Platform Specialty Products Corp., 5.875%, 12/1/25(2)	40,000	39,850
Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	29,850
		1,792,683
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21	100,000	106,687
Covanta Holding Corp., 5.875%, 3/1/24	120,000	120,600
Envision Healthcare Corp., 5.125%, 7/1/22(2)	100,000	101,250
Iron Mountain, Inc., 5.75%, 8/15/24	95,000	95,000
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	81,000	88,391
Republic Services, Inc., 3.55%, 6/1/22	175,000	176,822
Waste Management, Inc., 4.10%, 3/1/45	120,000	119,862
		808,612
Communications†
Colombia Telecomunicaciones SA, VRN, 8.50%, 3/30/20(3)	102,000	108,375
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	24,000	31,293
CommScope Technologies LLC, 5.00%, 3/15/27(2)	120,000	117,300
HTA Group Ltd., 9.125%, 3/8/22(2)	153,000	164,529
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	268,000	287,217
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	80,000	83,500
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(2)	90,000	90,675
		774,514
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22	75,000	76,125
Construction Materials — 0.1%
Builders FirstSource, Inc., 5.625%, 9/1/24(2)	90,000	91,913
Cemex SAB de CV, 6.125%, 5/5/25	205,000	216,787
Owens Corning, 4.20%, 12/15/22	140,000	144,115
Standard Industries, Inc., 6.00%, 10/15/25(2)	80,000	84,900
USG Corp., 5.50%, 3/1/25(2)	65,000	67,844
		605,559
Consumer Discretionary†
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(2)	150,000	147,000
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	120,000	119,849
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	136,700
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,411
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	246,684
CIT Group, Inc., 5.00%, 8/15/22	150,000	155,062
CIT Group, Inc., 5.00%, 8/1/23	50,000	51,625
Discover Financial Services, 3.75%, 3/4/25	350,000	344,229
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	30,000	31,388
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	103,625
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	36,313
Navient Corp., 5.00%, 10/26/20	100,000	100,875
Navient Corp., 5.50%, 1/25/23	105,000	104,344
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	80,000	80,400

PNC Bank N.A., 1.95%, 3/4/19		250,000	248,590
Synchrony Financial, 2.60%, 1/15/19		140,000	139,796
Synchrony Financial, 3.00%, 8/15/19		50,000	50,046
			2,197,937
Containers and Packaging — 0.1%
ARD Finance SA, (Toggle PIK), 7.125%, 9/15/23		200,000	208,500
Ball Corp., 4.00%, 11/15/23		120,000	119,250
Ball Corp., 5.25%, 7/1/25		35,000	36,881
Berry Global, Inc., 5.50%, 5/15/22		60,000	61,725
Berry Global, Inc., 5.125%, 7/15/23		50,000	51,250
BWAY Holding Co., 5.50%, 4/15/24(2)		30,000	30,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		305,000	308,812
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		20,000	20,888
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		34,654	35,130
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		30,000	30,633
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		160,000	168,800
Sealed Air Corp., 5.125%, 12/1/24(2)		80,000	82,800
			1,155,419
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	126,945
Diversified Financial Services — 0.6%
Ally Financial, Inc., 3.60%, 5/21/18		110,000	110,302
Ally Financial, Inc., 4.625%, 3/30/25		190,000	191,662
Ally Financial, Inc., 5.75%, 11/20/25		80,000	83,700
Ally Financial, Inc., 8.00%, 11/1/31		45,000	56,025
Barclays plc, MTN, VRN, 2.00%, 2/7/23(3)	EUR	100,000	120,987
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	173,833
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	296,010
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$404,000	395,371
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		480,000	476,212
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	69,579
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	231,257
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		$580,000	629,446
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		200,000	196,608
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		280,000	270,036
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		290,000	311,257
HSBC Holdings plc, 2.95%, 5/25/21		200,000	198,365
HSBC Holdings plc, 4.30%, 3/8/26		400,000	412,850
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	164,490
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)		$210,000	208,594
HUB International Ltd., 7.875%, 10/1/21(2)		75,000	77,437
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		50,000	51,006
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	80,400
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		305,000	287,081
Morgan Stanley, 2.75%, 5/19/22		90,000	88,023
Morgan Stanley, 4.375%, 1/22/47		80,000	81,204
Morgan Stanley, MTN, 4.00%, 7/23/25		770,000	780,692
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	802,858
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	250,086
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		60,000	61,500
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(3)	EUR	100,000	135,399
WTT Investment Ltd., 5.50%, 11/21/22(2)		$150,000	149,567
			7,441,837

Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21		160,000	168,466
AT&T, Inc., 3.875%, 8/15/21		100,000	102,228
AT&T, Inc., 3.60%, 2/17/23		230,000	230,770
AT&T, Inc., 3.40%, 5/15/25		170,000	163,927
AT&T, Inc., 3.90%, 8/14/27		370,000	367,810
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	153,922
AT&T, Inc., 4.75%, 5/15/46		$210,000	199,719
AT&T, Inc., 5.15%, 11/15/46(2)		291,000	291,781
AT&T, Inc., 5.15%, 2/14/50		200,000	200,388
Axtel SAB de CV, 6.375%, 11/14/24(2)		210,000	214,987
CenturyLink, Inc., 5.625%, 4/1/20		130,000	132,431
CenturyLink, Inc., 5.80%, 3/15/22		40,000	39,650
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		30,000	28,545
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)		210,000	206,262
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	200,301
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	49,221
Frontier Communications Corp., 7.125%, 3/15/19		$100,000	102,000
Frontier Communications Corp., 7.125%, 1/15/23		145,000	97,875
Frontier Communications Corp., 6.875%, 1/15/25		90,000	55,350
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	97,875
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	49,765
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		145,000	135,756
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)		100,000	95,250
Level 3 Financing, Inc., 5.375%, 8/15/22		110,000	111,375
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	49,750
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)		229,000	242,881
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)		153,000	147,632
Orange SA, 4.125%, 9/14/21		180,000	187,337
Orange SA, MTN, VRN, 4.00%, 10/1/21(3)	EUR	150,000	201,416
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	114,187
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	192,500
Telefonica Emisiones SAU, 4.10%, 3/8/27		350,000	348,195
Telefonica Europe BV, VRN, 5.875%, 3/31/24(3)	EUR	100,000	142,039
Verizon Communications, Inc., 3.50%, 11/1/24		$150,000	148,908
Verizon Communications, Inc., 2.625%, 8/15/26		280,000	255,501
Verizon Communications, Inc., 4.125%, 3/16/27		140,000	142,492
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	99,897
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	89,576
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	143,473
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20		14,000	12,110
Windstream Services LLC / Windstream Finance Corp., 6.375%, 8/1/23		100,000	59,000
Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25(2)		53,000	49,820
			6,122,368
Electric Utilities†
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)		153,000	151,966
Greenko Investment Co., 4.875%, 8/16/23(2)		102,000	98,684
Minejesa Capital BV, 4.625%, 8/10/30(2)		204,000	200,082
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)		40,000	38,650
			489,382
Energy Equipment and Services — 0.1%
Ensco plc, 8.00%, 1/31/24		90,000	88,875
Ensco plc, 5.20%, 3/15/25		60,000	50,100

Halliburton Co., 3.80%, 11/15/25		190,000	190,212
Halliburton Co., 4.85%, 11/15/35		110,000	118,160
Nabors Industries, Inc., 4.625%, 9/15/21		60,000	58,800
Noble Holding International Ltd., 7.75%, 1/15/24		150,000	137,250
Precision Drilling Corp., 5.25%, 11/15/24		65,000	62,238
Transocean, Inc., 9.00%, 7/15/23(2)		190,000	205,437
Weatherford International Ltd., 7.75%, 6/15/21		95,000	94,228
Weatherford International Ltd., 4.50%, 4/15/22		140,000	123,900
			1,129,200
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20		170,000	177,844
Boston Properties LP, 3.65%, 2/1/26		150,000	148,899
CoreCivic, Inc., 4.125%, 4/1/20		60,000	60,300
Crown Castle International Corp., 5.25%, 1/15/23		150,000	160,938
Crown Castle International Corp., 4.45%, 2/15/26		150,000	152,623
Equinix, Inc., 5.375%, 4/1/23		30,000	30,937
Equinix, Inc., 5.375%, 5/15/27		70,000	71,575
Essex Portfolio LP, 3.625%, 8/15/22		100,000	100,863
Essex Portfolio LP, 3.25%, 5/1/23		50,000	49,358
Hospitality Properties Trust, 4.65%, 3/15/24		210,000	216,396
Iron Mountain, Inc., 4.875%, 9/15/27(2)		80,000	75,800
Kilroy Realty LP, 3.80%, 1/15/23		140,000	141,239
Kilroy Realty LP, 4.375%, 10/1/25		40,000	40,861
Kimco Realty Corp., 2.80%, 10/1/26		150,000	136,730
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	93,555
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		50,000	50,437
Simon Property Group LP, 3.25%, 11/30/26		200,000	194,056
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(2)		55,000	49,569
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		50,000	48,500
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 8.25%, 10/15/23		90,000	84,375
Welltower, Inc., 3.75%, 3/15/23		160,000	162,749
			2,247,604
Financial Services†
MDC GMTN B.V., 3.25%, 4/28/22(2)		102,000	101,223
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		145,000	163,531
			264,754
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 6.625%, 6/15/24		110,000	101,888
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(11)		40,000	38,900
Cencosud SA, 4.375%, 7/17/27		252,000	244,390
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		408,000	400,903
CVS Health Corp., 3.50%, 7/20/22		160,000	159,557
CVS Health Corp., 5.125%, 7/20/45		80,000	83,756
Horizon Pharma, Inc., 6.625%, 5/1/23		75,000	75,375
Kroger Co. (The), 3.30%, 1/15/21		190,000	191,287
Kroger Co. (The), 3.875%, 10/15/46		90,000	78,156
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)		200,000	196,700
Rite Aid Corp., 6.125%, 4/1/23(2)		180,000	182,025
SUPERVALU, Inc., 6.75%, 6/1/21		40,000	39,700
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	76,027
Walmart, Inc., 2.55%, 4/11/23		$44,000	43,129
			1,911,793

Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25	70,000	67,550
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)	65,000	66,138
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)	50,000	48,948
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)	35,000	33,600
Kraft Heinz Foods Co., 5.20%, 7/15/45	30,000	30,670
Kraft Heinz Foods Co., 4.375%, 6/1/46	80,000	72,957
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)	130,000	131,300
MHP SE, 7.75%, 5/10/24(2)	128,000	138,269
Minerva Luxembourg SA, 6.50%, 9/20/26	316,000	314,815
Minerva Luxembourg SA, 5.875%, 1/19/28(2)	80,000	75,108
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	200,000	199,500
Post Holdings, Inc., 5.00%, 8/15/26(2)	215,000	204,787
		1,383,642
Gas Utilities — 0.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	123,906
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,926
Boardwalk Pipelines LP, 4.45%, 7/15/27	90,000	88,436
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	75,000	79,594
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	130,000	131,950
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	41,400
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	70,000	71,137
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	241,177
Enbridge, Inc., 4.00%, 10/1/23	120,000	122,684
Enbridge, Inc., 4.50%, 6/10/44	59,000	57,863
Energy Transfer Equity LP, 5.875%, 1/15/24	60,000	63,750
Energy Transfer Equity LP, 5.50%, 6/1/27	110,000	114,125
Energy Transfer LP, 4.15%, 10/1/20	200,000	204,099
Energy Transfer LP, 3.60%, 2/1/23	170,000	167,960
Energy Transfer LP, 6.50%, 2/1/42	100,000	111,064
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	376,462
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	15,000	15,521
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	160,000	154,400
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	160,036
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	345,261
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	209,866
MPLX LP, 4.875%, 6/1/25	220,000	230,654
MPLX LP, 4.50%, 4/15/38	60,000	58,730
MPLX LP, 5.20%, 3/1/47	40,000	41,290
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,100
ONEOK, Inc., 4.00%, 7/13/27	90,000	89,010
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	130,000	128,532
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	66,443	68,391
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	85,000	88,719
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	350,000	377,034
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	294,384
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	84,000	82,215
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	86,000	86,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(2)	20,000	19,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	28,000	27,252
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	126,912
Williams Cos., Inc. (The), 4.55%, 6/24/24	160,000	162,000

Williams Partners LP, 5.10%, 9/15/45	150,000	155,715
		4,977,055
Health Care Equipment and Supplies — 0.2%
Abbott Laboratories, 2.00%, 9/15/18	80,000	79,762
Abbott Laboratories, 3.75%, 11/30/26	340,000	337,822
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	226,885
Becton Dickinson and Co., 3.70%, 6/6/27	100,000	95,816
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	68,250
Mallinckrodt International Finance SA, 4.75%, 4/15/23	110,000	87,890
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	60,000	53,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	60,000	50,475
Medtronic, Inc., 2.50%, 3/15/20	120,000	119,355
Medtronic, Inc., 3.50%, 3/15/25	240,000	239,946
Medtronic, Inc., 4.375%, 3/15/35	240,000	254,494
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	40,000	39,900
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	213,588
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	61,113
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	110,000	124,561
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	99,261
		2,152,518
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	60,000	61,857
Aetna, Inc., 2.75%, 11/15/22	160,000	155,193
Anthem, Inc., 3.65%, 12/1/27	100,000	97,272
Anthem, Inc., 4.65%, 1/15/43	100,000	102,274
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	95,000	89,003
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	50,775
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	39,300
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	73,200
DaVita, Inc., 5.125%, 7/15/24	130,000	129,350
DaVita, Inc., 5.00%, 5/1/25	130,000	127,725
Encompass Health Corp., 5.75%, 11/1/24	45,000	45,788
Envision Healthcare Corp., 5.625%, 7/15/22	125,000	128,125
Express Scripts Holding Co., 3.40%, 3/1/27	250,000	237,317
HCA, Inc., 3.75%, 3/15/19	480,000	484,214
HCA, Inc., 7.50%, 2/15/22	145,000	160,769
HCA, Inc., 4.75%, 5/1/23	130,000	132,600
HCA, Inc., 5.00%, 3/15/24	120,000	122,550
HCA, Inc., 5.375%, 2/1/25	160,000	163,051
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	50,000	50,375
Kindred Healthcare, Inc., 8.00%, 1/15/20	90,000	96,637
Kindred Healthcare, Inc., 6.375%, 4/15/22	25,000	25,438
Mylan NV, 3.95%, 6/15/26	120,000	116,270
Northwell Healthcare, Inc., 4.26%, 11/1/47	70,000	68,427
NYU Hospitals Center, 4.43%, 7/1/42	110,000	114,633
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	104,375
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,410
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	205,969
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,150
Tenet Healthcare Corp., 5.125%, 5/1/25(2)	100,000	97,375
Tenet Healthcare Corp., 7.00%, 8/1/25(2)	100,000	100,125
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	287,864
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	101,470

Universal Health Services, Inc., 4.75%, 8/1/22(2)	50,000	50,750
Universal Health Services, Inc., 5.00%, 6/1/26(2)	85,000	86,488
		3,997,119
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	40,000	40,350
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	100,000	97,938
Aramark Services, Inc., 5.125%, 1/15/24	60,000	61,350
Aramark Services, Inc., 5.00%, 4/1/25(2)	70,000	70,700
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	85,759
Boyd Gaming Corp., 6.375%, 4/1/26	35,000	36,881
Eldorado Resorts, Inc., 7.00%, 8/1/23	110,000	116,738
FelCor Lodging LP, 5.625%, 3/1/23	40,000	40,950
Golden Nugget, Inc., 6.75%, 10/15/24(2)	120,000	123,300
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	235,000	231,475
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	80,500
International Game Technology plc, 6.25%, 2/15/22(2)	95,000	100,581
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	75,000	78,335
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	75,000	76,125
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	98,991
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	86,109
MGM Resorts International, 6.00%, 3/15/23	130,000	138,612
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	150,000	149,250
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	47,500
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	129,109
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	101,000
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	125,149
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	150,000	152,437
		2,269,139
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	5,000	5,088
Beazer Homes USA, Inc., 6.75%, 3/15/25	110,000	111,650
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	19,050
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	50,000	51,875
Century Communities, Inc., 6.875%, 5/15/22	30,000	31,241
Lennar Corp., 4.75%, 4/1/21	60,000	61,500
Lennar Corp., 4.50%, 4/30/24	110,000	109,450
Meritage Homes Corp., 5.125%, 6/6/27	160,000	158,400
Newell Brands, Inc., 4.20%, 4/1/26	220,000	218,223
PulteGroup, Inc., 5.50%, 3/1/26	60,000	60,975
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	60,000	61,800
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)	200,000	205,000
Toll Brothers Finance Corp., 4.35%, 2/15/28	130,000	123,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	195,000	202,312
William Lyon Homes, Inc., 5.875%, 1/31/25	100,000	100,000
		1,520,064
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)	70,000	70,175
Spectrum Brands, Inc., 6.625%, 11/15/22	30,000	31,088
Spectrum Brands, Inc., 5.75%, 7/15/25	144,000	149,040
		250,303
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	100,000	99,653
General Electric Co., 4.125%, 10/9/42	70,000	65,562

General Electric Co., MTN, 4.375%, 9/16/20		285,000	294,026
Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24		180,000	193,392
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		120,000	124,650
			777,283
Insurance — 0.6%
AerCap Ireland Capitall DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	188,781
Allianz SE, MTN, VRN, 4.75%, 10/24/23(3)	EUR	200,000	284,698
American International Group, Inc., 4.125%, 2/15/24		$340,000	349,206
American International Group, Inc., 4.50%, 7/16/44		110,000	109,677
AXA SA, 7.125%, 12/15/20	GBP	55,000	86,686
AXA SA, MTN, VRN, 6.69%, 7/6/26(3)	GBP	50,000	82,384
AXA SA, MTN, VRN, 3.375%, 7/6/27(3)	EUR	200,000	266,509
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	290,496
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	88,403
Berkshire Hathaway, Inc., 4.50%, 2/11/43		27,000	29,087
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	205,145
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	98,900
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	400,000	540,106
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(3)	EUR	200,000	270,065
Fiore Capital LLC, VRDN, 1.50%, 3/1/18 (LOC: Wells Fargo Bank N.A.)(3)		$2,500,000	2,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	34,510
Genworth Holdings, Inc., VRN, 3.84%, 5/15/18, resets quarterly off the 3-month LIBOR plus 2.00%		25,000	12,000
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	71,675
International Lease Finance Corp., 3.875%, 4/15/18		250,000	250,110
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	100,000	133,816
Liberty Mutual Group, Inc., VRN, 4.49%, 3/15/18, resets quarterly off the 3-month LIBOR plus 2.91%(2)		$100,000	98,500
Markel Corp., 4.90%, 7/1/22		200,000	210,958
MetLife, Inc., 4.125%, 8/13/42		90,000	89,459
MetLife, Inc., 4.875%, 11/13/43		50,000	54,550
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		119,000	117,503
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	79,488
Prudential Financial, Inc., 3.94%, 12/7/49(2)		244,000	232,389
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		25,000	26,367
Travelers Cos., Inc. (The), 4.05%, 3/7/48(4)		50,000	49,682
Voya Financial, Inc., 5.70%, 7/15/43		150,000	176,131
Voya Financial, Inc., VRN, 5.65%, 5/15/23(3)		75,000	77,437
WR Berkley Corp., 4.625%, 3/15/22		130,000	135,853
WR Berkley Corp., 4.75%, 8/1/44		80,000	82,732
			7,323,303
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	321,139
Amazon.com, Inc., 3.15%, 8/22/27(2)		300,000	289,769
Amazon.com, Inc., 3.875%, 8/22/37(2)		70,000	69,965
JD.com, Inc., 3.875%, 4/29/26		255,000	248,441
			929,314
Internet Software and Services†
Netflix, Inc., 5.75%, 3/1/24		100,000	105,375
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		20,000	20,350
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	94,275
Fidelity National Information Services, Inc., 3.00%, 8/15/26		260,000	243,836
First Data Corp., 7.00%, 12/1/23(2)		115,000	121,181
First Data Corp., 5.00%, 1/15/24(2)		160,000	161,600

First Data Corp., 5.75%, 1/15/24(2)	120,000	122,550
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	273,083
		1,036,875
Machinery†
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(2)	100,000	108,500
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	30,860
		139,360
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	130,000	130,488
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	140,000	189,329
21st Century Fox America, Inc., 4.75%, 9/15/44	57,000	61,140
Altice Financing SA, 6.625%, 2/15/23(2)	200,000	200,250
Altice US Finance I Corp., 5.375%, 7/15/23(2)	105,000	106,969
Altice US Finance I Corp., 5.50%, 5/15/26(2)	25,000	24,813
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	50,000	48,813
AMC Networks, Inc., 4.75%, 8/1/25	170,000	165,112
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	433,000	449,250
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	100,250
CBS Corp., 4.00%, 1/15/26	110,000	109,910
CBS Corp., 4.85%, 7/1/42	70,000	70,065
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	170,000	173,400
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	130,000	132,762
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	120,000	121,950
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	130,000	125,287
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	580,000	598,182
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	40,000	45,213
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,200
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	110,000	110,275
Comcast Corp., 6.40%, 5/15/38	230,000	292,700
Comcast Corp., 4.75%, 3/1/44	150,000	160,077
CSC Holdings LLC, 6.625%, 10/15/25(2)	100,000	105,250
Digicel Ltd., 6.00%, 4/15/21	153,000	148,027
Discovery Communications LLC, 5.625%, 8/15/19	81,000	84,208
Discovery Communications LLC, 3.95%, 3/20/28	410,000	394,397
DISH DBS Corp., 6.75%, 6/1/21	95,000	97,850
DISH DBS Corp., 5.00%, 3/15/23	135,000	124,538
DISH DBS Corp., 5.875%, 11/15/24	100,000	93,875
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(2)	200,000	200,350
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	98,250
Gray Television, Inc., 5.875%, 7/15/26(2)	75,000	74,531
GTH Finance BV, 7.25%, 4/26/23(2)	217,000	237,694
Lamar Media Corp., 5.00%, 5/1/23	100,000	102,500
Lamar Media Corp., 5.375%, 1/15/24	140,000	145,025
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	125,000	132,927
McClatchy Co. (The), 9.00%, 12/15/22	33,000	34,568
Myriad International Holdings BV, 6.00%, 7/18/20	153,000	161,439
NBCUniversal Media LLC, 4.375%, 4/1/21	41,000	42,761
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	345,154
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	105,000	105,788
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	162,380
Omnicom Group, Inc., 3.60%, 4/15/26	220,000	215,111
Regal Entertainment Group, 5.75%, 3/15/22	80,000	82,400

RR Donnelley & Sons Co., 6.00%, 4/1/24		65,000	63,294
SFR Group SA, 7.375%, 5/1/26(2)		175,000	169,584
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)		90,000	91,575
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)		70,000	70,000
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)		60,000	61,125
TEGNA, Inc., 5.50%, 9/15/24(2)		100,000	103,125
Time Warner Cable LLC, 6.75%, 7/1/18		115,000	116,546
Time Warner Cable LLC, 5.50%, 9/1/41		80,000	81,476
Time Warner Cable LLC, 4.50%, 9/15/42		14,000	12,692
Time Warner, Inc., 2.95%, 7/15/26		240,000	220,872
Time Warner, Inc., 3.80%, 2/15/27		180,000	174,522
Time Warner, Inc., 5.35%, 12/15/43		19,000	20,300
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)		205,000	204,778
Univision Communications, Inc., 5.125%, 2/15/25(2)		100,000	92,625
Viacom, Inc., 3.125%, 6/15/22		100,000	98,860
Viacom, Inc., 4.25%, 9/1/23		135,000	138,642
Viacom, Inc., 4.375%, 3/15/43		40,000	36,100
Videotron Ltd., 5.00%, 7/15/22		75,000	77,531
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)		145,000	142,644
VTR Finance BV, 6.875%, 1/15/24		229,000	239,305
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		25,000	24,272
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		44,000	45,766
WMG Acquisition Corp., 5.625%, 4/15/22(2)		110,000	112,888
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	136,080
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)		$90,000	87,075
			9,157,647
Metals and Mining — 0.2%
AK Steel Corp., 7.00%, 3/15/27		80,000	81,750
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)		70,000	75,425
Aleris International, Inc., 9.50%, 4/1/21(2)		50,000	52,688
Allegheny Technologies, Inc., 5.95%, 1/15/21		110,000	112,612
Arconic, Inc., 5.40%, 4/15/21		25,000	26,094
Arconic, Inc., 5.125%, 10/1/24		115,000	118,953
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	83,533
Cleveland-Cliffs, Inc., 5.75%, 3/1/25(2)		160,000	155,900
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		80,000	82,800
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	156,000
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)		100,000	99,625
First Quantum Minerals Ltd., 6.875%, 3/1/26(2)		150,000	149,812
Freeport-McMoRan, Inc., 3.55%, 3/1/22		100,000	97,530
Freeport-McMoRan, Inc., 3.875%, 3/15/23		16,000	15,560
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	175,950
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		130,000	136,570
Kinross Gold Corp., 5.125%, 9/1/21		40,000	41,500
Lundin Mining Corp., 7.875%, 11/1/22(2)		70,000	74,375
Nexa Resources SA, 5.375%, 5/4/27		230,000	237,935
Novelis Corp., 6.25%, 8/15/24(2)		50,000	51,250
Novelis Corp., 5.875%, 9/30/26(2)		125,000	126,250
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(2)		128,000	127,139
Southern Copper Corp., 5.25%, 11/8/42		60,000	64,213
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	102,500
Steel Dynamics, Inc., 5.00%, 12/15/26		65,000	66,462
Teck Resources Ltd., 4.75%, 1/15/22		160,000	163,200

Teck Resources Ltd., 6.25%, 7/15/41		40,000	44,500
United States Steel Corp., 7.375%, 4/1/20		34,000	36,523
Vedanta Resources plc, 6.125%, 8/9/24(2)		217,000	218,770
			2,975,419
Mortgage Real Estate Investment Trusts (REITs)†
iStar, Inc., 5.00%, 7/1/19		50,000	50,156
Multi-Utilities — 0.5%
AES Corp., 4.875%, 5/15/23		210,000	212,887
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24		120,000	121,500
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	75,562
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		60,000	59,700
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	90,414
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(2)		110,000	105,101
Calpine Corp., 5.375%, 1/15/23		120,000	117,450
Calpine Corp., 5.875%, 1/15/24(2)		50,000	51,187
Centrica plc, VRN, 5.25%, 4/10/25(3)	GBP	100,000	145,859
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		$255,000	264,093
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	98,950
Dominion Energy, Inc., 6.40%, 6/15/18		160,000	161,840
Dominion Energy, Inc., 2.75%, 9/15/22		140,000	135,610
Dominion Energy, Inc., 3.625%, 12/1/24		225,000	225,127
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	75,368
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	357,427
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	128,221
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	60,555
Dynegy, Inc., 7.375%, 11/1/22		65,000	68,656
Dynegy, Inc., 7.625%, 11/1/24		65,000	70,200
Exelon Corp., 5.15%, 12/1/20		200,000	209,573
Exelon Corp., 4.45%, 4/15/46		100,000	101,807
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,639
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	84,282
FirstEnergy Corp., 4.25%, 3/15/23		230,000	236,976
FirstEnergy Corp., 4.85%, 7/15/47		50,000	52,761
Florida Power & Light Co., 3.95%, 3/1/48		90,000	90,443
Georgia Power Co., 4.30%, 3/15/42		60,000	61,324
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)		102,000	115,783
KazTransGas JSC, 4.375%, 9/26/27(2)		204,000	195,847
Listrindo Capital BV, 4.95%, 9/14/26		102,000	99,328
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	215,715
NiSource, Inc., 5.65%, 2/1/45		110,000	131,214
NRG Energy, Inc., 6.25%, 7/15/22		100,000	103,750
NRG Energy, Inc., 6.25%, 5/1/24		80,000	83,200
NRG Energy, Inc., 7.25%, 5/15/26		50,000	53,620
Pacific Gas & Electric Co., 4.00%, 12/1/46		115,000	106,350
Pampa Energia SA, 7.50%, 1/24/27		204,000	214,200
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		204,000	214,552
Potomac Electric Power Co., 3.60%, 3/15/24		19,000	19,416
Progress Energy, Inc., 3.15%, 4/1/22		110,000	109,890
Sempra Energy, 2.875%, 10/1/22		110,000	108,240
Sempra Energy, 3.25%, 6/15/27		140,000	134,037
Sempra Energy, 4.00%, 2/1/48		70,000	65,635
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	47,003
Southern Power Co., 5.15%, 9/15/41		60,000	64,734

Southwestern Public Service Co., 3.70%, 8/15/47		60,000	57,255
SSE plc, VRN, 2.375%, 4/1/21(3)	EUR	200,000	252,700
Xcel Energy, Inc., 3.35%, 12/1/26		$70,000	68,681
			5,943,662
Multiline Retail†
JC Penney Corp., Inc., 5.65%, 6/1/20		75,000	74,906
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		210,000	196,565
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		60,000	36,600
			308,071
Oil, Gas and Consumable Fuels — 1.1%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24		85,000	90,950
Anadarko Petroleum Corp., 5.55%, 3/15/26		210,000	229,709
Anadarko Petroleum Corp., 6.45%, 9/15/36		55,000	65,706
Antero Resources Corp., 5.125%, 12/1/22		160,000	162,200
Antero Resources Corp., 5.00%, 3/1/25		140,000	141,750
Apache Corp., 4.75%, 4/15/43		100,000	99,164
BP Capital Markets plc, 4.50%, 10/1/20		24,000	24,942
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		20,000	19,600
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		11,000	11,234
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	70,525
Cenovus Energy, Inc., 4.25%, 4/15/27		50,000	48,954
Chesapeake Energy Corp., 8.00%, 12/15/22(2)		67,000	71,523
Chesapeake Energy Corp., 8.00%, 1/15/25(2)		95,000	94,050
Chevron Corp., 2.10%, 5/16/21		180,000	175,924
Cimarex Energy Co., 4.375%, 6/1/24		220,000	228,579
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		255,000	246,745
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		150,000	153,242
CNX Resources Corp., 5.875%, 4/15/22		170,000	171,381
Comstock Resources, Inc., (Toggle PIK), 10.00%, 3/15/20		90,000	93,600
Concho Resources, Inc., 4.375%, 1/15/25		210,000	215,164
Concho Resources, Inc., 4.875%, 10/1/47		60,000	62,202
ConocoPhillips Holding Co., 6.95%, 4/15/29		80,000	102,625
Continental Resources, Inc., 5.00%, 9/15/22		10,000	10,175
Continental Resources, Inc., 3.80%, 6/1/24		280,000	273,000
Denbury Resources, Inc., 9.00%, 5/15/21(2)		40,000	41,100
Denbury Resources, Inc., 4.625%, 7/15/23		75,000	55,875
Diamondback Energy, Inc., 4.75%, 11/1/24		100,000	99,000
Ecopetrol SA, 5.875%, 5/28/45		395,000	397,469
Encana Corp., 6.50%, 2/1/38		130,000	158,417
EOG Resources, Inc., 5.625%, 6/1/19		60,000	62,076
EOG Resources, Inc., 4.10%, 2/1/21		130,000	133,611
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(2)		45,000	33,413
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)		80,000	82,800
Exxon Mobil Corp., 2.71%, 3/6/25		240,000	230,816
Exxon Mobil Corp., 3.04%, 3/1/26		120,000	117,406
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22		40,000	37,600
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23		55,000	50,325
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19(2)		714,000	762,755
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)		140,000	152,381
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)		140,000	171,929
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)		200,000	195,500
Gulfport Energy Corp., 6.00%, 10/15/24		40,000	39,500
Gulfport Energy Corp., 6.375%, 5/15/25		140,000	138,600

Halcon Resources Corp., 6.75%, 2/15/25		115,000	116,725
Hess Corp., 6.00%, 1/15/40		130,000	138,254
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)		20,000	20,450
Laredo Petroleum, Inc., 6.25%, 3/15/23		50,000	50,750
Lukoil International Finance BV, 4.75%, 11/2/26(2)		217,000	224,864
Marathon Oil Corp., 3.85%, 6/1/25		120,000	119,111
Marathon Oil Corp., 4.40%, 7/15/27		140,000	142,520
MEG Energy Corp., 7.00%, 3/31/24(2)		50,000	42,875
MEG Energy Corp., 6.50%, 1/15/25(2)		70,000	68,950
Murphy Oil Corp., 4.45%, 12/1/22		80,000	79,200
Newfield Exploration Co., 5.75%, 1/30/22		230,000	243,800
Newfield Exploration Co., 5.375%, 1/1/26		60,000	62,250
Noble Energy, Inc., 4.15%, 12/15/21		175,000	179,615
Oasis Petroleum, Inc., 6.875%, 3/15/22		120,000	123,225
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)		120,000	119,400
Petrobras Global Finance BV, 8.75%, 5/23/26		305,000	358,329
Petrobras Global Finance BV, 5.75%, 2/1/29		380,000	366,320
Petrobras Global Finance BV, 7.25%, 3/17/44		180,000	183,150
Petroleos Mexicanos, 6.00%, 3/5/20		122,000	128,301
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	41,178
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	67,585
Petroleos Mexicanos, 6.50%, 3/13/27		140,000	149,625
Petroleos Mexicanos, 5.35%, 2/12/28(2)		200,000	197,500
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	72,741
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	206,540
Phillips 66, 4.30%, 4/1/22		260,000	270,225
Phillips 66, 3.90%, 3/15/28(4)		110,000	109,996
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(3)		204,000	206,064
QEP Resources, Inc., 5.375%, 10/1/22		110,000	112,200
Range Resources Corp., 5.00%, 8/15/22		100,000	99,000
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)		459,000	484,973
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	333,080
Reliance Industries Ltd., 3.67%, 11/30/27(2)		120,000	114,123
Saka Energi Indonesia PT, 4.45%, 5/5/24		204,000	201,343
Sanchez Energy Corp., 7.75%, 6/15/21		80,000	76,800
Sanchez Energy Corp., 6.125%, 1/15/23		70,000	52,850
Shell International Finance BV, 2.375%, 8/21/22		180,000	175,245
Shell International Finance BV, 3.625%, 8/21/42		165,000	154,495
SM Energy Co., 6.50%, 1/1/23		20,000	20,100
SM Energy Co., 5.00%, 1/15/24		80,000	75,600
Southwestern Energy Co., 6.70%, 1/23/25		100,000	98,500
Statoil ASA, 2.45%, 1/17/23		230,000	223,047
Statoil ASA, 3.95%, 5/15/43		90,000	89,330
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	68,600
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	98,000
Suncor Energy, Inc., 6.50%, 6/15/38		50,000	64,331
Total Capital Canada Ltd., 2.75%, 7/15/23		17,000	16,669
TOTAL SA, MTN, VRN, 2.25%, 2/26/21(3)	EUR	150,000	190,567
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(2)		$217,000	210,657
Whiting Petroleum Corp., 5.75%, 3/15/21		100,000	102,500
WPX Energy, Inc., 6.00%, 1/15/22		70,000	72,975
WPX Energy, Inc., 8.25%, 8/1/23		50,000	56,875
YPF SA, 8.50%, 7/28/25		204,000	227,011

YPF SA, 6.95%, 7/21/27		204,000	205,979
			13,537,910
Paper and Forest Products†
International Paper Co., 4.40%, 8/15/47		170,000	167,919
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	41,513
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45		20,000	20,716
Actavis, Inc., 3.25%, 10/1/22		270,000	266,609
Allergan Funding SCS, 3.85%, 6/15/24		230,000	230,107
Allergan Funding SCS, 4.55%, 3/15/35		110,000	110,083
Endo Finance LLC / Endo Finco, Inc., 5.375%, 1/15/23(2)		130,000	97,175
Quintiles IMS, Inc., 4.875%, 5/15/23(2)		120,000	123,900
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	531,610
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		250,000	231,861
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		110,000	89,877
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)		120,000	117,450
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)		125,000	122,031
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(2)		60,000	63,450
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)		195,000	171,722
Zoetis, Inc., 3.00%, 9/12/27		100,000	94,013
			2,270,604
Professional Services†
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		40,000	36,800
Real Estate Management and Development†
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	97,421	153,962
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	270,061
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	20,162
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	170,209
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	70,678
CSX Corp., 3.40%, 8/1/24		200,000	199,417
CSX Corp., 3.25%, 6/1/27		100,000	95,775
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	40,093
Union Pacific Corp., 4.75%, 9/15/41		220,000	245,336
			1,111,731
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22		20,000	22,050
Advanced Micro Devices, Inc., 7.00%, 7/1/24		45,000	47,306
Micron Technology, Inc., 5.50%, 2/1/25		25,000	26,063
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)		70,000	70,350
Sensata Technologies BV, 5.00%, 10/1/25(2)		20,000	20,250
			186,019
Software — 0.2%
BMC Software Finance, Inc., 8.125%, 7/15/21(2)		25,000	25,219
Infor US, Inc., 6.50%, 5/15/22		198,000	203,445
Microsoft Corp., 2.70%, 2/12/25		340,000	328,556
Microsoft Corp., 3.125%, 11/3/25		100,000	98,773
Microsoft Corp., 4.25%, 2/6/47		340,000	363,622
Oracle Corp., 3.625%, 7/15/23		280,000	286,358
Oracle Corp., 2.65%, 7/15/26		280,000	261,951
Oracle Corp., 4.00%, 7/15/46		130,000	128,781
Quintiles IMS, Inc., 5.00%, 10/15/26(2)		40,000	40,270

Rackspace Hosting, Inc., 8.625%, 11/15/24(2)	100,000	104,500
Tencent Holdings Ltd., 3.80%, 2/11/25(2)	153,000	154,001
Tencent Holdings Ltd., 3.60%, 1/19/28(2)	400,000	388,955
		2,384,431
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	130,000	135,525
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	60,000	60,075
Beacon Escrow Corp., 4.875%, 11/1/25(2)	70,000	68,621
Herc Rentals, Inc., 7.50%, 6/1/22(2)	60,000	64,500
Hertz Corp. (The), 7.375%, 1/15/21	40,000	40,000
Hertz Corp. (The), 6.25%, 10/15/22	75,000	71,414
Home Depot, Inc. (The), 3.75%, 2/15/24	230,000	237,443
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	333,235
Lowe's Cos., Inc., 3.10%, 5/3/27	150,000	143,701
Party City Holdings, Inc., 6.125%, 8/15/23(2)	50,000	51,313
PetSmart, Inc., 7.125%, 3/15/23(2)	180,000	115,632
PetSmart, Inc., 5.875%, 6/1/25(2)	50,000	39,250
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	64,750
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	55,000	55,275
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	48,125
United Rentals North America, Inc., 4.625%, 7/15/23	260,000	266,825
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	72,363
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	87,210
		1,955,257
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.85%, 5/6/21	180,000	180,373
Apple, Inc., 2.50%, 2/9/25	380,000	359,193
Apple, Inc., 2.45%, 8/4/26	140,000	129,839
Apple, Inc., 3.20%, 5/11/27	190,000	185,376
Apple, Inc., 2.90%, 9/12/27	90,000	85,269
CommScope Technologies LLC, 6.00%, 6/15/25(2)	135,000	140,103
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	160,000	172,837
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	520,000	557,191
EMC Corp., 2.65%, 6/1/20	25,000	24,334
NCR Corp., 5.00%, 7/15/22	90,000	90,675
Seagate HDD Cayman, 4.75%, 6/1/23	150,000	151,650
		2,076,840
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	115,000	114,425
L Brands, Inc., 5.625%, 2/15/22	105,000	109,725
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	70,000	70,000
		294,150
Transportation and Logistics†
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	510,000	507,205
Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	204,000	221,340
State Grid Overseas Investment 2016 Ltd., 3.50%, 5/4/27(2)	410,000	397,674
		619,014
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	204,000	211,140
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	204,000	214,455
Digicel Group Ltd., 8.25%, 9/30/20	160,000	150,200
Millicom International Cellular SA, 5.125%, 1/15/28(2)	255,000	249,900

MTN Mauritius Investment Ltd., 6.50%, 10/13/26(2)	211,000	225,000
Sprint Communications, Inc., 9.00%, 11/15/18(2)	19,000	19,736
Sprint Communications, Inc., 6.00%, 11/15/22	85,000	83,980
Sprint Corp., 7.25%, 9/15/21	120,000	125,550
Sprint Corp., 7.875%, 9/15/23	75,000	77,813
Sprint Corp., 7.125%, 6/15/24	205,000	202,309
T-Mobile USA, Inc., 6.625%, 4/1/23	80,000	83,032
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	105,750
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	86,000
VEON Holdings BV, 5.20%, 2/13/19(2)	306,000	311,814
		2,146,679
TOTAL CORPORATE BONDS (Cost $128,193,643)		128,908,710

U.S. TREASURY SECURITIES — 9.8%
U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,693,863
U.S. Treasury Bonds, 3.00%, 5/15/42	380,000	373,907
U.S. Treasury Bonds, 2.875%, 5/15/43	2,200,000	2,108,605
U.S. Treasury Bonds, 3.125%, 8/15/44(5)	390,000	390,350
U.S. Treasury Bonds, 3.00%, 11/15/44	300,000	293,332
U.S. Treasury Bonds, 2.50%, 2/15/45	6,550,000	5,802,123
U.S. Treasury Bonds, 3.00%, 5/15/45	560,000	547,291
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	97,664
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	305,613	348,802
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,451,471	2,894,299
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	138,887	186,125
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	684,348	852,117
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	923,099	1,155,444
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,040,092	962,826
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,961,784	3,235,556
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,255,828	3,078,842
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	561,693	546,078
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	7,105,793	7,084,381
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	6,536,310	6,690,715
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,414,310	5,477,109
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/22	4,561,605	4,490,664
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,768,833	1,748,746
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	5,446,953	5,345,510
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	2,118,660	2,107,494
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,282,700	5,296,794
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,163,320	4,051,947
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	1,307,840	1,460,468
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	6,913,074	6,788,264
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	3,631,285	3,611,818
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	5,913,645	5,648,243
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	349,801	341,556
U.S. Treasury Notes, 1.00%, 3/15/18	5,000,000	4,999,447
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,198,007
U.S. Treasury Notes, 2.625%, 4/30/18	47,000	47,087
U.S. Treasury Notes, 1.375%, 9/30/18	6,000,000	5,980,664
U.S. Treasury Notes, 1.375%, 1/15/20(5)	850,000	836,420
U.S. Treasury Notes, 1.375%, 2/29/20(5)	1,000,000	982,598
U.S. Treasury Notes, 1.375%, 3/31/20	6,300,000	6,182,367

U.S. Treasury Notes, 1.50%, 5/15/20	4,100,000	4,029,051
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,669,420
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	247,412
U.S. Treasury Notes, 2.25%, 4/30/21	1,000,000	993,789
U.S. Treasury Notes, 2.00%, 10/31/21	1,120,000	1,099,044
U.S. Treasury Notes, 2.00%, 12/31/21	2,000,000	1,959,648
U.S. Treasury Notes, 1.875%, 1/31/22	600,000	584,637
U.S. Treasury Notes, 2.00%, 11/30/22	1,400,000	1,360,434
U.S. Treasury Notes, 2.25%, 8/15/27	903,000	855,628
TOTAL U.S. TREASURY SECURITIES (Cost $119,098,477)		118,736,586
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 4.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(9) — 0.5%
FHLMC, VRN, 1.83%, 3/15/18	65,533	67,516
FHLMC, VRN, 1.92%, 3/15/18	104,221	107,464
FHLMC, VRN, 2.31%, 3/15/18	358,256	354,358
FHLMC, VRN, 2.38%, 3/15/18	513,368	511,762
FHLMC, VRN, 3.08%, 3/15/18	471,571	474,810
FHLMC, VRN, 3.23%, 3/15/18	89,423	91,912
FHLMC, VRN, 3.32%, 3/15/18	183,648	192,507
FHLMC, VRN, 3.38%, 3/15/18	164,020	173,047
FHLMC, VRN, 3.41%, 3/15/18	309,459	325,879
FHLMC, VRN, 3.63%, 3/15/18	25,337	26,416
FHLMC, VRN, 3.65%, 3/15/18	116,384	118,939
FHLMC, VRN, 3.65%, 3/15/18	58,478	61,868
FHLMC, VRN, 4.06%, 3/15/18	106,935	110,770
FHLMC, VRN, 4.07%, 3/15/18	135,258	140,735
FNMA, VRN, 2.63%, 3/25/18	276,062	275,857
FNMA, VRN, 2.71%, 3/25/18	27,812	27,947
FNMA, VRN, 3.08%, 3/25/18	37,037	38,389
FNMA, VRN, 3.11%, 3/25/18	288,532	299,472
FNMA, VRN, 3.12%, 3/25/18	175,693	182,436
FNMA, VRN, 3.14%, 3/25/18	148,485	153,946
FNMA, VRN, 3.14%, 3/25/18	239,638	248,742
FNMA, VRN, 3.18%, 3/25/18	333,939	334,586
FNMA, VRN, 3.19%, 3/25/18	498,312	498,594
FNMA, VRN, 3.20%, 3/25/18	350,550	350,862
FNMA, VRN, 3.25%, 3/25/18	504,468	511,374
FNMA, VRN, 3.32%, 3/25/18	155,987	164,234
FNMA, VRN, 3.32%, 3/25/18	132,360	134,828
FNMA, VRN, 3.54%, 3/25/18	152,161	157,080
FNMA, VRN, 3.54%, 3/25/18	63,512	66,448
FNMA, VRN, 3.56%, 3/25/18	40,423	42,009
FNMA, VRN, 3.93%, 3/25/18	136,664	141,070
		6,385,857
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.9%
FHLMC, 4.50%, 1/1/19	20,972	21,174
FHLMC, 5.00%, 10/1/19	1,699	1,725
FHLMC, 5.00%, 11/1/19	7,826	7,945
FHLMC, 5.50%, 11/1/19	724	733
FHLMC, 5.50%, 11/1/19	205	205
FHLMC, 5.50%, 11/1/19	180	180
FHLMC, 5.50%, 11/1/19	167	167
FHLMC, 5.50%, 11/1/19	81	81

FHLMC, 5.50%, 12/1/19	782	793
FHLMC, 5.00%, 2/1/20	430	437
FHLMC, 5.00%, 2/1/20	200	203
FHLMC, 5.50%, 3/1/20	1,753	1,780
FHLMC, 5.50%, 3/1/20	875	888
FHLMC, 5.50%, 3/1/20	794	806
FHLMC, 5.00%, 5/1/20	2,165	2,198
FHLMC, 5.00%, 5/1/20	1,880	1,908
FHLMC, 5.00%, 5/1/20	516	524
FHLMC, 4.50%, 7/1/20	6,838	6,914
FHLMC, 4.00%, 10/1/20	2,961	3,038
FHLMC, 8.00%, 6/1/26	3,933	4,027
FHLMC, 8.00%, 6/1/26	268	297
FHLMC, 7.00%, 8/1/29	1,008	1,080
FHLMC, 8.00%, 7/1/30	8,701	10,048
FHLMC, 5.50%, 12/1/33	147,974	164,419
FHLMC, 6.50%, 5/1/34	6,641	7,484
FHLMC, 5.50%, 6/1/35	3,375	3,661
FHLMC, 5.00%, 9/1/35	3,349	3,611
FHLMC, 5.00%, 9/1/35	2,741	2,955
FHLMC, 5.50%, 10/1/35	26,547	29,305
FHLMC, 5.50%, 10/1/35	16,081	17,711
FHLMC, 5.00%, 11/1/35	85,106	92,914
FHLMC, 5.00%, 11/1/35	56,609	61,393
FHLMC, 6.50%, 3/1/36	3,802	4,284
FHLMC, 6.50%, 3/1/36	1,424	1,604
FHLMC, 5.50%, 1/1/38	104,555	114,819
FHLMC, 6.00%, 2/1/38	60,071	67,465
FHLMC, 6.00%, 11/1/38	281,351	314,286
FNMA, 3.00%, 3/13/18(7)	2,250,000	2,180,654
FNMA, 3.50%, 3/13/18(7)	11,650,000	11,630,886
FNMA, 4.00%, 3/13/18(7)	2,275,000	2,330,675
FNMA, 4.50%, 3/13/18(7)	150,000	157,119
FNMA, 4.00%, 6/1/19	502	514
FNMA, 4.50%, 6/1/19	10,074	10,144
FNMA, 4.50%, 12/1/19	1,277	1,286
FNMA, 5.00%, 3/1/20	3,588	3,635
FNMA, 5.00%, 3/1/20	2,398	2,430
FNMA, 5.00%, 4/1/20	1,993	2,019
FNMA, 5.00%, 5/1/20	1,749	1,772
FNMA, 5.00%, 5/1/20	556	563
FNMA, 5.00%, 7/1/20	2,415	2,447
FNMA, 7.00%, 5/1/26	2,063	2,158
FNMA, 7.00%, 6/1/26	1,119	1,232
FNMA, 6.50%, 4/1/29	8,598	9,582
FNMA, 6.50%, 6/1/29	6,706	7,474
FNMA, 6.50%, 6/1/29	10,084	11,235
FNMA, 7.00%, 7/1/29	1,572	1,593
FNMA, 6.50%, 8/1/29	10,954	12,210
FNMA, 7.00%, 3/1/30	6,268	6,772
FNMA, 8.00%, 7/1/30	15,004	15,331
FNMA, 7.50%, 9/1/30	5,240	6,125
FNMA, 6.50%, 9/1/31	31,387	34,981

FNMA, 7.00%, 9/1/31	26,050	28,334
FNMA, 6.50%, 1/1/32	6,244	6,960
FNMA, 5.50%, 6/1/33	50,052	55,060
FNMA, 5.50%, 8/1/33	335,125	368,281
FNMA, 5.00%, 11/1/33	302,705	327,842
FNMA, 5.50%, 1/1/34	316,609	347,933
FNMA, 5.50%, 9/1/34	19,003	20,878
FNMA, 5.50%, 10/1/34	16,015	17,550
FNMA, 6.00%, 10/1/34	20,713	23,003
FNMA, 5.00%, 11/1/34	65,657	70,131
FNMA, 5.50%, 3/1/35	15,792	17,439
FNMA, 5.50%, 3/1/35	10,696	11,805
FNMA, 5.50%, 3/1/35	6,044	6,583
FNMA, 5.50%, 3/1/35	4,782	5,197
FNMA, 5.50%, 3/1/35	696	756
FNMA, 5.00%, 4/1/35	13,825	15,057
FNMA, 6.00%, 5/1/35	5,180	5,800
FNMA, 6.00%, 5/1/35	428	475
FNMA, 6.00%, 6/1/35	7,409	8,229
FNMA, 6.00%, 6/1/35	2,580	2,878
FNMA, 6.00%, 6/1/35	388	431
FNMA, 5.00%, 7/1/35	74,378	81,103
FNMA, 5.50%, 7/1/35	10,073	10,980
FNMA, 6.00%, 7/1/35	31,572	35,393
FNMA, 6.00%, 7/1/35	11,564	12,844
FNMA, 6.00%, 7/1/35	3,098	3,440
FNMA, 5.50%, 8/1/35	6,424	7,058
FNMA, 4.50%, 9/1/35	302,677	318,840
FNMA, 5.50%, 9/1/35	54,627	60,048
FNMA, 5.50%, 9/1/35	18,970	20,847
FNMA, 5.50%, 9/1/35	9,865	10,813
FNMA, 5.50%, 9/1/35	711	778
FNMA, 5.50%, 9/1/35	397	435
FNMA, 5.00%, 10/1/35	10,794	11,761
FNMA, 5.50%, 10/1/35	112,821	124,063
FNMA, 6.00%, 10/1/35	17,991	20,003
FNMA, 5.50%, 11/1/35	75,270	82,727
FNMA, 6.00%, 11/1/35	8,421	9,353
FNMA, 6.50%, 11/1/35	2,851	3,179
FNMA, 6.50%, 12/1/35	7,356	8,201
FNMA, 6.50%, 4/1/36	11,833	13,189
FNMA, 6.00%, 8/1/36	9,513	10,594
FNMA, 5.00%, 10/1/36	96,580	103,258
FNMA, 5.00%, 11/1/36	141,621	152,461
FNMA, 5.50%, 1/1/37	404,915	445,084
FNMA, 6.00%, 5/1/37	7,502	8,357
FNMA, 6.00%, 7/1/37	1,754	1,956
FNMA, 6.50%, 8/1/37	412,262	430,062
FNMA, 6.50%, 8/1/37	341,820	357,711
FNMA, 6.50%, 8/1/37	5,326	5,759
FNMA, 5.00%, 4/1/40	1,025,236	1,108,382
FNMA, 4.00%, 1/1/41	3,834,009	3,976,987
FNMA, 5.00%, 6/1/41	818,989	885,625

FNMA, 4.50%, 7/1/41		746,951	790,406
FNMA, 4.50%, 9/1/41		1,970,976	2,082,879
FNMA, 4.50%, 9/1/41		20,471	21,615
FNMA, 4.00%, 12/1/41		1,622,331	1,676,710
FNMA, 4.00%, 1/1/42		31,838	32,882
FNMA, 3.50%, 5/1/42		1,398,248	1,405,304
FNMA, 3.50%, 6/1/42		709,358	712,937
FNMA, 3.00%, 11/1/42		1,058,421	1,034,982
FNMA, 3.50%, 5/1/45		1,309,226	1,310,045
FNMA, 4.00%, 4/1/46		1,537,212	1,582,833
FNMA, 6.50%, 8/1/47		30,192	32,741
FNMA, 6.50%, 9/1/47		35,486	38,345
FNMA, 6.50%, 9/1/47		18,659	20,141
FNMA, 6.50%, 9/1/47		13,676	14,753
FNMA, 6.50%, 9/1/47		2,127	2,302
GNMA, 2.50%, 3/20/18(7)		100,000	94,570
GNMA, 3.00%, 3/20/18(7)		2,100,000	2,053,406
GNMA, 3.50%, 3/20/18(7)		350,000	351,982
GNMA, 4.00%, 3/20/18(7)		975,000	1,000,365
GNMA, 9.00%, 4/20/25		619	683
GNMA, 7.50%, 10/15/25		2,154	2,197
GNMA, 6.00%, 4/15/26		575	640
GNMA, 7.50%, 6/15/26		2,066	2,124
GNMA, 7.00%, 12/15/27		9,803	9,880
GNMA, 7.50%, 12/15/27		6,081	6,599
GNMA, 6.00%, 5/15/28		12,730	14,156
GNMA, 6.50%, 5/15/28		5,425	6,036
GNMA, 7.00%, 5/15/31		21,172	24,044
GNMA, 5.50%, 11/15/32		69,042	76,066
GNMA, 6.50%, 10/15/38		960,767	1,112,088
GNMA, 4.50%, 5/20/41		1,103,846	1,161,368
GNMA, 4.50%, 6/15/41		435,389	463,260
GNMA, 4.00%, 12/15/41		544,346	562,744
GNMA, 3.50%, 7/20/42		458,807	464,302
GNMA, 3.50%, 4/20/45		235,755	237,635
GNMA, 2.50%, 7/20/46		335,483	317,686
GNMA, 2.50%, 8/20/46		969,494	918,110
			46,686,628
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,965,869)			53,072,485
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Argentina†
Argentine Republic Government International Bond, 6.875%, 1/26/27		$217,000	220,799
Argentine Republic Government International Bond, 5.875%, 1/11/28		$50,000	46,819
			267,618
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	959,239
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	302,794
			1,262,033
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	172,000	243,340
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	185,000	227,230

Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	121,000	220,391
			690,961
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	74,000	139,385
Canada — 0.4%
Canadian Government Bond, 1.00%, 9/1/22	CAD	3,200,000	2,385,811
Canadian Government Bond, 4.00%, 6/1/41	CAD	320,000	319,933
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	479,982
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	638,884
Province of Quebec Canada, 3.00%, 9/1/23	CAD	405,000	324,022
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	478,160
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	30,755
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	92,628
			4,750,175
Chile — 0.3%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	CLP	1,605,000,000	2,758,408
Chile Government International Bond, 3.25%, 9/14/21		$230,000	231,811
			2,990,219
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	300,802
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	128,150
			428,952
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	137,864
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	96,325
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	91,285
			187,610
Dominican Republic — 0.1%
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	449,000
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	219,000	335,113
France — 0.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	1,188,300
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	124,844	225,898
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	880,939
			2,295,137
Germany — 0.3%
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	178,000	220,263
Bundesrepublik Deutschland, 0.00%, 8/15/26(8)	EUR	775,000	907,504
Bundesrepublik Deutschland, 0.25%, 2/15/27	EUR	1,253,000	1,490,231
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	98,000	168,513
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	111,000	231,582
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	358,000	558,805
			3,576,898
Hungary — 0.1%
Hungary Government Bond, 6.75%, 10/22/28	HUF	195,400,000	1,050,788
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	407,254
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	218,816
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,361,000	1,699,100
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	668,000	1,075,767

Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	405,000	531,229
Republic of Italy Government International Bond, 6.875%, 9/27/23		$150,000	175,035
			3,699,947
Japan — 0.9%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	257,883
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,852,400
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	186,150,000	2,261,844
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	312,949
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	422,500,000	4,689,705
			10,374,781
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	251,961
Mexico — 0.3%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	469,151
Mexican Bonos, 10.00%, 11/20/36	MXN	36,590,000	2,352,491
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	699,825
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$228,000	220,020
			3,741,487
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(2)(8)	EUR	152,000	186,621
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	506,000	613,952
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	82,000	134,653
			935,226
New Zealand†
New Zealand Government Bond, 5.50%, 4/15/23	NZD	185,000	153,133
Nigeria†
Nigeria Government International Bond, 6.50%, 11/28/27(2)		$170,000	172,309
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	405,000	52,557
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	129,550
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	191,600
			321,150
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	308,431
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	127,288
			435,719
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	241,543
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	266,173
			507,716
Russia — 0.1%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	98,623
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$200,000	339,404
			438,027
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	299,339
South Africa — 0.2%
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	10,000,000	971,572
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	11,200,000	909,013
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	192,373
			2,072,958

Spain†
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	85,000	125,534
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	108,000	137,625
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	47,000	77,499
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	9,000	16,680
			357,338
Sweden†
Sweden Government Bond, 2.50%, 5/12/25	SEK	2,085,000	288,971
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	482,740
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	101,688
			584,428
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	410,011
Turkey†
Turkey Government International Bond, 7.50%, 11/7/19		$230,000	244,284
Turkey Government International Bond, 3.25%, 3/23/23		$47,000	43,917
			288,201
United Kingdom — 0.3%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	664,005
United Kingdom Gilt, 1.50%, 7/22/26	GBP	670,000	929,988
United Kingdom Gilt, 4.50%, 12/7/42	GBP	636,000	1,322,860
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	411,035
United Kingdom Gilt, 4.25%, 12/7/55	GBP	116,000	269,401
			3,597,289
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	75,800
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $45,881,332)			48,027,355
MUNICIPAL SECURITIES — 2.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40		130,000	181,311
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 1.15%, 3/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)		1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 1.06%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of Montreal)		1,850,000	1,850,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.20%, 3/1/18, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)		1,285,000	1,285,000
Illinois Housing Development Authority Rev., VRDN, 1.47%, 3/1/18, resets weekly off the remarketing agent (LIQ FAC: FHLB)		3,850,000	3,850,000
Kansas City Rev., VRDN, 1.64%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)		1,030,000	1,030,000
Kansas City Rev., VRDN, 1.64%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)		1,870,000	1,870,000
Los Angeles Community College District GO, 6.68%, 8/1/36		120,000	162,172
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40		30,000	40,718
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40		15,000	20,550
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40		180,000	264,760
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		140,000	199,560
New York City GO, 6.27%, 12/1/37		40,000	52,580
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34		200,000	219,800
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 1.53%, 3/7/18, resets weekly off the remarketing agent (LOC: FNMA)		1,385,000	1,385,000
Pasadena Public Financing Authority Rev., VRDN, 1.67%, 3/1/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)		4,450,000	4,450,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		330,000	357,132

Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 1.13%, 3/7/18, resets weekly off the remarketing agent (SBBPA: Northern Trust Company)	3,200,000	3,200,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	328,605
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	170,000	210,004
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	170,000	193,793
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	167,125
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	21,466
Santa Clara Valley Transportation Authority Rev., (Build America Bonds), 5.88%, 4/1/32	195,000	232,210
State of California GO, 7.55%, 4/1/39	60,000	90,565
State of California GO, 7.30%, 10/1/39	160,000	231,166
State of California GO, (Building Bonds), 7.60%, 11/1/40	145,000	223,312
State of Connecticut GO, 1.42%, 3/15/18	1,800,000	1,799,424
State of Illinois GO, 5.10%, 6/1/33	170,000	160,555
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	130,000	160,159
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 1.60%, 3/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,453,000	2,453,000
Tennis for Charity, Inc. Rev., VRDN, 1.50%, 3/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,675,000	2,675,000
TOTAL MUNICIPAL SECURITIES (Cost $30,034,234)		30,649,967
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 1.5%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	28,088	28,370
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.46%, 3/1/18(9)	75,204	75,960
Agate Bay Mortgage Trust, Series 2014-2, Class A14, VRN, 3.75%, 3/1/18(2)(9)	182,813	182,927
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 3/1/18(2)(9)	103,812	103,416
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.82%, 3/1/18(9)	193,854	193,562
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.63%, 3/1/18(9)	42,811	41,838
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.42%, 3/1/18(9)	109,036	106,506
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.25%, 3/1/18(9)	160,543	159,236
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 3/1/18(9)	121,136	120,592
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.41%, 3/1/18(9)	170,616	162,867
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 3/1/18(2)(9)	411,084	410,737
CSMC Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 3/1/18(2)(9)	237,879	237,950
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.35%, 3/1/18(9)	184,922	184,914
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 3/1/18(9)	73,404	72,742
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 3/1/18(2)(9)	115,015	115,150
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 3/1/18(2)(9)	225,473	225,737
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.23%, 3/1/18(9)	100,952	100,105
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.55%, 3/1/18(9)	137,013	138,032
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 3/1/18(9)	233,913	235,790
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.62%, 3/1/18(9)	342,496	350,549
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 3/1/18(9)	73,104	73,881
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.54%, 3/1/18(9)	137,231	137,974
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.66%, 3/1/18(9)	75,147	75,271
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.74%, 3/1/18(9)	159,092	161,498
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/18(2)(9)	14,380	14,026
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 3/1/18(2)(9)	290,271	287,962
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 3/1/18(2)(9)	548,788	544,448
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 3/1/18(9)	585,944	603,184
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.33%, 3/25/18(9)	125,477	124,501
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.53%, 3/1/18(9)	141,073	139,868
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.53%, 3/1/18(9)	44,085	45,160
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/1/18(2)(9)	116,841	119,541

PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 3/1/18(9)	12,708	13,124
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/18(9)	27,441	27,656
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	27,038	27,458
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 3/1/18(2)(9)	600,722	595,629
Sequoia Mortgage Trust, Series 2017-5, Class A4 SEQ, VRN, 3.50%, 3/1/18(2)(9)	179,606	180,018
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 3/1/18(2)(9)	717,115	719,080
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 3/1/18(2)(9)	65,916	66,223
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 3/1/18(2)(9)	274,749	279,514
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 3/1/18(2)(9)	496,570	497,711
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 3/1/18(2)(9)	206,263	196,635
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.44%, 3/1/18(9)	148,918	155,522
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.50%, 3/1/18(9)	121,773	122,591
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.36%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.74%	401,100	383,365
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	117,414	123,671
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.34%, 3/1/18(9)	405,693	400,029
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 3.27%, 3/1/18(9)	198,777	200,587
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.52%, 3/1/18(9)	15,690	16,099
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 3/1/18(9)	184,086	187,926
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	91,268	90,299
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	252,339	259,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.57%, 3/1/18(9)	414,581	436,991
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.62%, 3/1/18(9)	193,630	199,426
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.66%, 3/1/18(9)	49,655	50,771
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.68%, 3/1/18(9)	193,941	196,676
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 3.73%, 3/1/18(9)	98,451	99,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.37%, 3/1/18(9)	182,870	184,403
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	137,691	138,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	164,348	163,762
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.51%, 3/1/18(9)	157,105	153,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 3/1/18(9)	125,678	125,845
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.60%, 3/1/18(9)	251,922	241,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	67,423	67,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	41,435	42,451
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	78,251	77,975
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	39,567	41,488
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 3/1/18(9)	80,034	76,752
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.71%, 3/1/18(9)	99,355	96,919
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	98,330	103,781
		12,615,437
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.92%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.30%	25,000	25,326
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	100,000	101,663
FHLMC, Series 2017-DNA2, Class M1, VRN, 2.82%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.20%	224,588	227,400
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.42%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.80%	118,928	119,366
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.45%	149,139	148,948
FHLMC, Series KF29, Class A, VRN, 1.94%, 3/25/18, resets monthly off the 1-month LIBOR plus 0.36%	1,148,795	1,152,111
FHLMC, Series KF32, Class A, VRN, 1.95%, 3/25/18, resets monthly off the 1-month LIBOR plus 0.37%	1,039,036	1,044,710
FNMA, Series 2014-C02, Class 1M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	225,000	240,087
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.60%	574,782	608,669
FNMA, Series 2016-C04, Class 1M1, VRN, 3.07%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.45%	249,113	251,330
FNMA, Series 2016-C05, Class 2M1, VRN, 2.97%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.35%	204,681	205,799

FNMA, Series 2017-C01, Class 1M1, VRN, 2.92%, 3/26/18, resets monthly off the 1-month LIBOR plus 1.30%	405,897	409,646
FNMA, Series 2017-C03, Class 1M2, VRN, 4.62%, 3/26/18, resets monthly off the 1-month LIBOR plus 3.00%	130,000	138,988
FNMA, Series 2017-C06, Class 1M1, VRN, 2.37%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.75%	96,890	97,121
FNMA, Series 2017-C06, Class 2M1, VRN, 2.37%, 3/26/18, resets monthly off the 1-month LIBOR plus 0.75%	119,333	119,636
FNMA, Series 2017-C07, Class 1M2, VRN, 4.02%, 3/26/18, resets monthly off the 1-month LIBOR plus 2.40%	70,000	72,104
		4,962,904
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,569,574)		17,578,341
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 1.1%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.39%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.80%(2)	419,928	420,255
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	617,819
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	850,000	845,986
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 3/1/18(9)	700,000	728,613
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/18(9)	700,000	721,651
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 3/1/18(9)	750,000	763,903
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/1/18(9)	775,000	774,022
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 3/1/18(9)	150,000	156,688
Commercial Mortgage Trust, Series 2016-CD2, Class A4, SEQ, VRN, 3.53%, 3/1/18(9)	700,000	701,833
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	50,000	49,258
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(2)	50,000	49,788
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	975,000	973,739
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, 3.67%, 11/15/50	50,000	49,667
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.29%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	1,050,000	1,053,406
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	197,517
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 3/1/18(9)	700,000	700,304
GS Mortgage Securities Trust, Series 2016-GS2, Class A3 SEQ, 2.79%, 5/10/49	100,000	95,642
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/18(2)(9)	900,000	897,318
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	210,000	209,239
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	419,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.49%, 3/15/18, resets monthly off the 1-month LIBOR plus 0.90%(2)	1,150,000	1,150,723
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	400,000	381,090
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	75,000	71,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	193,814
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	98,191
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/18(2)(9)	700,000	694,971
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	705,000	688,030
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $13,857,337)		13,704,461
ASSET-BACKED SECURITIES(6) — 1.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)	41,667	41,667
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	250,000	249,279
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	175,000	175,038
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	425,548	417,850
CBAM 2018-5 Ltd., Series 2018-5A, Class A, VRN, 3.32%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.02%(2)(4)	450,000	450,000
CBAM 2018-5 Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 3/29/18, resets quarterly off the 3-month LIBOR plus 1.4%(2)(4)	75,000	75,000
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.84%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.25%(2)	1,186,557	1,195,658
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 2.27%, 4/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(2)(4)	400,000	400,100

Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	142,787	142,731
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	194,469	194,097
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(2)	800,000	795,141
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	70,646	69,907
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	373,606	367,159
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	411,193	406,470
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	724,208	722,772
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.27%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.70%(2)	675,000	675,742
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 2.52%, 3/17/18, resets monthly off the 1-month LIBOR plus 0.95%(2)	150,000	150,815
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	240,036	235,602
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	239,895	236,895
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	268,955	262,811
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	93,412	91,315
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 2.99%, 3/17/18, resets monthly off the 1-month LIBOR plus 1.40%(2)	474,532	479,321
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	74,824	73,733
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(2)	500,000	498,974
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	150,000	149,686
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	301,045	298,229
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	256,485	255,807
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	242,282	240,610
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	96,760	95,623
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 4/12/18, resets quarterly off the 3-month LIBOR plus 0.96%(2)(4)	825,000	825,000
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 3/1/18(2)(9)	126,120	124,705
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 3/1/18(2)(9)	625,135	617,887
Towd Point Mortgage Trust 2015-1, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 3/1/18(2)(9)	500,000	499,678
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	65,389	69,695
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	115,903	117,421
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	778,529	765,590
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	89,153	86,950
TOTAL ASSET-BACKED SECURITIES (Cost $12,610,776)		12,554,958
COMMERCIAL PAPER(10) — 1.0%
Massachusetts Education Financing Authority, 1.68%, 4/10/18	2,800,000	2,800,532
Nestle Finance International Ltd., 1.88%, 5/14/18	2,300,000	2,292,022
State of California, 1.50%, 3/7/18	2,500,000	2,500,050
Toronto-Dominion Bank, 1.49%, 3/14/18(2)	2,000,000	1,998,831
University of Texas System (The), 1.70%, 5/21/18	1,500,000	1,500,000
University of Texas System (The), 1.81%, 7/2/18	1,000,000	999,830
TOTAL COMMERCIAL PAPER (Cost $12,090,246)		12,091,265
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI South Korea ETF	5,775	416,319
iShares Russell 1000 Growth ETF	875	122,754
iShares Russell 1000 Value ETF	13,950	1,713,060
iShares Russell Mid-Cap Growth ETF	1,547	190,869
iShares Russell Mid-Cap Value ETF	16,547	1,432,639
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,485,908)		3,875,641
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 2.125%, 4/24/26	230,000	215,854
FNMA, 6.625%, 11/15/30	2,415,000	3,266,358

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,326,054)		3,482,212
CONVERTIBLE PREFERRED STOCKS†
Machinery†
Rexnord Corp., 5.75%, 11/15/19 (Cost $48,464)	972	61,314
TEMPORARY CASH INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	31,435,300	31,435,300
U.S. Treasury Bills, 1.30%, 5/3/18(5)(10)	550,000	548,535
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,984,072)		31,983,835
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $1,025,679,071)		1,235,663,455
OTHER ASSETS AND LIABILITIES — (1.7)%		(20,485,514)
TOTAL NET ASSETS — 100.0%		$1,215,177,941

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	247,549	USD	189,981	JPMorgan Chase Bank N.A.	3/21/18	$2,293
AUD	89,757	USD	68,884	JPMorgan Chase Bank N.A.	3/21/18	832
AUD	18,587	USD	14,303	JPMorgan Chase Bank N.A.	3/21/18	134
AUD	15,133	USD	11,836	JPMorgan Chase Bank N.A.	3/21/18	(82)
AUD	405,290	USD	317,010	JPMorgan Chase Bank N.A.	3/21/18	(2,215)
AUD	153,153	USD	119,793	JPMorgan Chase Bank N.A.	3/21/18	(837)
USD	76,772	AUD	101,943	JPMorgan Chase Bank N.A.	3/21/18	(2,409)
USD	1,072,222	AUD	1,423,778	JPMorgan Chase Bank N.A.	3/21/18	(33,647)
USD	7,257	AUD	9,472	JPMorgan Chase Bank N.A.	3/21/18	(100)
USD	7,249	AUD	9,460	JPMorgan Chase Bank N.A.	3/21/18	(98)
USD	6,634	AUD	8,316	JPMorgan Chase Bank N.A.	3/21/18	174
USD	15,248	AUD	19,245	JPMorgan Chase Bank N.A.	3/21/18	300
BRL	174,224	USD	52,382	Morgan Stanley	3/21/18	1,167
BRL	398,695	USD	119,872	Morgan Stanley	3/21/18	2,671
BRL	115,038	USD	34,438	Morgan Stanley	3/21/18	920
BRL	264,286	USD	79,118	Morgan Stanley	3/21/18	2,113
BRL	21,984	USD	6,781	Morgan Stanley	3/21/18	(24)
BRL	19,946	USD	6,152	Morgan Stanley	3/21/18	(22)
BRL	1,039,462	USD	324,457	Morgan Stanley	3/21/18	(4,966)
BRL	422,781	USD	131,966	Morgan Stanley	3/21/18	(2,020)
USD	38,766	BRL	127,607	Morgan Stanley	3/21/18	(455)
USD	15,823	BRL	52,083	Morgan Stanley	3/21/18	(186)
USD	632,398	BRL	2,052,702	Morgan Stanley	3/21/18	1,477
USD	260,271	BRL	844,813	Morgan Stanley	3/21/18	608
USD	16,775	BRL	55,240	Morgan Stanley	3/21/18	(204)
USD	21,709	BRL	71,489	Morgan Stanley	3/21/18	(264)
USD	41,446	BRL	135,143	Morgan Stanley	3/21/18	(92)
USD	135,071	BRL	440,428	Morgan Stanley	3/21/18	(300)
CAD	316,864	USD	246,924	JPMorgan Chase Bank N.A.	3/21/18	101
CAD	13,686	USD	10,735	JPMorgan Chase Bank N.A.	3/21/18	(65)
CAD	13,929	USD	11,127	JPMorgan Chase Bank N.A.	3/21/18	(268)
CAD	37,735	USD	30,468	JPMorgan Chase Bank N.A.	3/21/18	(1,051)
CAD	56,736	USD	44,215	Morgan Stanley	3/29/18	24
CAD	3,071	USD	2,414	Morgan Stanley	3/29/18	(19)
CAD	20,901	USD	16,728	Morgan Stanley	3/29/18	(431)
CAD	2,759	USD	2,230	Morgan Stanley	3/29/18	(79)
CAD	28,734	USD	23,154	Morgan Stanley	3/29/18	(749)
CAD	35,106	USD	28,093	Morgan Stanley	3/29/18	(720)
CAD	30,090	USD	24,079	Morgan Stanley	3/29/18	(617)
CAD	32,277	USD	25,813	Morgan Stanley	3/29/18	(645)
CAD	39,645	USD	31,953	Morgan Stanley	3/29/18	(1,040)
CAD	3,369	USD	2,715	Morgan Stanley	3/29/18	(89)
CAD	148,395	USD	118,988	Morgan Stanley	3/29/18	(3,280)
CAD	27,846	USD	22,484	Morgan Stanley	3/29/18	(772)
CAD	98,117	USD	79,476	Morgan Stanley	3/29/18	(2,971)
CAD	24,322	USD	19,779	Morgan Stanley	3/29/18	(814)
CAD	3,038	USD	2,470	Morgan Stanley	3/29/18	(102)
CAD	21,159	USD	17,170	Morgan Stanley	3/29/18	(672)
CAD	24,685	USD	20,031	Morgan Stanley	3/29/18	(784)
CAD	24,911	USD	20,272	Morgan Stanley	3/29/18	(848)

CAD	50,249	USD	40,891	Morgan Stanley	3/29/18	(1,710)
CAD	41,041	USD	33,421	Morgan Stanley	3/29/18	(1,420)
CAD	3,198	USD	2,582	Morgan Stanley	3/29/18	(89)
CAD	20,540	USD	16,487	Morgan Stanley	3/29/18	(472)
CAD	11,272	USD	9,048	Morgan Stanley	3/29/18	(259)
CAD	48,674	USD	38,854	Morgan Stanley	3/29/18	(902)
CAD	21,070	USD	16,819	Morgan Stanley	3/29/18	(390)
CAD	8,484	USD	6,773	Morgan Stanley	3/29/18	(157)
CAD	38,355	USD	30,680	Morgan Stanley	3/29/18	(773)
CAD	34,059	USD	27,127	Morgan Stanley	3/29/18	(570)
CAD	49,185	USD	39,107	Morgan Stanley	3/29/18	(756)
CAD	55,021	USD	43,771	Morgan Stanley	3/29/18	(870)
CAD	52,474	USD	41,652	Morgan Stanley	3/29/18	(736)
CAD	228	USD	181	Morgan Stanley	3/29/18	(3)
CAD	173,896	USD	138,915	Morgan Stanley	3/29/18	(3,324)
CAD	19,524	USD	15,597	Morgan Stanley	3/29/18	(373)
CAD	67,837	USD	54,357	Morgan Stanley	3/29/18	(1,462)
CAD	2,763	USD	2,184	Morgan Stanley	3/29/18	(29)
USD	1,448,108	CAD	1,858,279	JPMorgan Chase Bank N.A.	3/21/18	(593)
USD	4,593	CAD	5,908	JPMorgan Chase Bank N.A.	3/21/18	(13)
USD	18,422	CAD	23,382	JPMorgan Chase Bank N.A.	3/21/18	193
USD	24,546	CAD	30,728	JPMorgan Chase Bank N.A.	3/21/18	591
USD	12,816	CAD	16,013	JPMorgan Chase Bank N.A.	3/21/18	332
USD	1,765,732	CAD	2,210,895	JPMorgan Chase Bank N.A.	3/21/18	42,135
USD	690,939	CAD	865,133	JPMorgan Chase Bank N.A.	3/21/18	16,487
USD	28,396	CAD	35,258	JPMorgan Chase Bank N.A.	3/21/18	909
USD	20,135	CAD	24,937	JPMorgan Chase Bank N.A.	3/21/18	694
USD	17,245	CAD	22,092	JPMorgan Chase Bank N.A.	3/21/18	22
USD	672,064	CAD	863,590	Morgan Stanley	3/29/18	(1,304)
USD	303,343	CAD	389,790	Morgan Stanley	3/29/18	(589)
USD	75,270	CAD	96,721	Morgan Stanley	3/29/18	(146)
USD	920,878	CAD	1,183,311	Morgan Stanley	3/29/18	(1,787)
USD	1,877	CAD	2,406	Morgan Stanley	3/29/18	1
USD	1,678	CAD	2,089	Morgan Stanley	3/29/18	49
USD	19,909	CAD	24,997	Morgan Stanley	3/29/18	419
USD	2,875	CAD	3,614	Morgan Stanley	3/29/18	57
USD	6,636	CAD	8,365	Morgan Stanley	3/29/18	113
USD	6,670	CAD	8,325	Morgan Stanley	3/29/18	179
USD	2,098	CAD	2,631	Morgan Stanley	3/29/18	46
USD	1,718	CAD	2,172	Morgan Stanley	3/29/18	25
USD	6,889	CAD	8,744	Morgan Stanley	3/29/18	71
USD	18,680	CAD	23,641	Morgan Stanley	3/29/18	246
USD	19,477	CAD	24,828	Morgan Stanley	3/29/18	117
CHF	3,065	USD	3,162	UBS AG	3/21/18	89
CHF	11,224	USD	11,581	UBS AG	3/21/18	324
CHF	135,124	USD	145,812	UBS AG	3/21/18	(2,492)
CHF	355,153	USD	383,245	UBS AG	3/21/18	(6,551)
CHF	89,768	USD	92,304	Credit Suisse AG	3/29/18	2,982
CHF	63,346	USD	65,545	Credit Suisse AG	3/29/18	1,695
CHF	46,601	USD	48,678	Credit Suisse AG	3/29/18	788
CHF	97,920	USD	102,222	Credit Suisse AG	3/29/18	1,717
CHF	48,658	USD	52,543	Credit Suisse AG	3/29/18	(894)
CHF	79,009	USD	84,818	Credit Suisse AG	3/29/18	(951)

CHF	92,423	USD	98,293	Credit Suisse AG	3/29/18	(187)
CHF	44,303	USD	47,419	Credit Suisse AG	3/29/18	(392)
CHF	39,466	USD	42,215	Credit Suisse AG	3/29/18	(323)
USD	80,883	CHF	79,498	UBS AG	3/21/18	(3,437)
USD	834,453	CHF	820,167	UBS AG	3/21/18	(35,460)
USD	250,762	CHF	246,291	UBS AG	3/21/18	(10,467)
USD	108,158	CHF	106,230	UBS AG	3/21/18	(4,515)
USD	4,673	CHF	4,576	UBS AG	3/21/18	(180)
USD	7,305	CHF	7,015	UBS AG	3/21/18	(135)
USD	1,461	CHF	1,403	UBS AG	3/21/18	(27)
USD	1,520,529	CHF	1,493,585	Credit Suisse AG	3/29/18	(64,873)
USD	29,794	CHF	27,471	Credit Suisse AG	3/29/18	634
CLP	20,859,711	USD	34,513	Goldman Sachs & Co.	3/21/18	538
USD	961,457	CLP	630,513,746	Goldman Sachs & Co.	3/21/18	(98,025)
USD	383,313	CLP	251,372,635	Goldman Sachs & Co.	3/21/18	(39,081)
USD	10,858	CLP	6,757,250	Goldman Sachs & Co.	3/21/18	(496)
USD	4,764	CLP	2,960,816	Goldman Sachs & Co.	3/21/18	(211)
USD	319,668	CLP	199,312,945	Goldman Sachs & Co.	3/21/18	(15,247)
USD	122,684	CLP	76,493,422	Goldman Sachs & Co.	3/21/18	(5,852)
USD	4,194	CLP	2,577,062	Goldman Sachs & Co.	3/21/18	(137)
USD	10,602	CLP	6,514,895	Goldman Sachs & Co.	3/21/18	(345)
USD	209,304	CLP	127,128,196	Goldman Sachs & Co.	3/21/18	(4,316)
USD	497,933	CLP	302,437,745	Goldman Sachs & Co.	3/21/18	(10,267)
USD	35,559	CLP	21,569,632	Goldman Sachs & Co.	3/21/18	(686)
USD	14,398	CLP	8,733,391	Goldman Sachs & Co.	3/21/18	(278)
USD	27,201	CLP	16,505,043	Goldman Sachs & Co.	3/21/18	(533)
USD	7,450	CLP	4,520,292	Goldman Sachs & Co.	3/21/18	(146)
COP	588,155,548	USD	194,111	Goldman Sachs & Co.	3/21/18	11,043
COP	235,076,631	USD	77,583	Goldman Sachs & Co.	3/21/18	4,414
USD	77,788	COP	235,076,631	Goldman Sachs & Co.	3/21/18	(4,208)
USD	194,625	COP	588,155,548	Goldman Sachs & Co.	3/21/18	(10,529)
USD	81,491	CZK	1,748,064	Goldman Sachs & Co.	3/21/18	(2,530)
USD	17,700	CZK	379,676	Goldman Sachs & Co.	3/21/18	(549)
DKK	437,033	USD	69,716	JPMorgan Chase Bank N.A.	3/21/18	1,994
USD	125,236	DKK	785,073	JPMorgan Chase Bank N.A.	3/21/18	(3,582)
USD	8,538	DKK	51,783	JPMorgan Chase Bank N.A.	3/21/18	41
EUR	3,232,307	USD	4,029,071	JPMorgan Chase Bank N.A.	3/14/18	(82,316)
EUR	33,261	USD	41,462	JPMorgan Chase Bank N.A.	3/14/18	(850)
EUR	24,416	USD	30,438	JPMorgan Chase Bank N.A.	3/14/18	(625)
EUR	35,342	USD	43,509	JPMorgan Chase Bank N.A.	3/14/18	(356)
EUR	408,497	USD	502,899	JPMorgan Chase Bank N.A.	3/14/18	(4,111)
EUR	5,022	USD	6,221	JPMorgan Chase Bank N.A.	3/21/18	(85)
EUR	35,440	USD	42,449	UBS AG	3/29/18	878
EUR	2,705	USD	3,277	UBS AG	3/29/18	30
EUR	107,501	USD	131,001	UBS AG	3/29/18	424
EUR	33,213	USD	40,473	UBS AG	3/29/18	131
EUR	30,618	USD	37,730	UBS AG	3/29/18	(297)
EUR	3,968	USD	4,890	UBS AG	3/29/18	(39)
EUR	49,816	USD	61,456	UBS AG	3/29/18	(553)
EUR	27,523	USD	34,502	UBS AG	3/29/18	(854)
EUR	1,991	USD	2,479	UBS AG	3/29/18	(45)
EUR	39,074	USD	48,675	UBS AG	3/29/18	(906)
EUR	3,271	USD	4,068	UBS AG	3/29/18	(69)

EUR	93,869	USD	116,750	UBS AG	3/29/18	(1,990)
EUR	37,760	USD	46,459	UBS AG	3/29/18	(295)
EUR	2,418	USD	2,975	UBS AG	3/29/18	(19)
EUR	26,118	USD	32,033	UBS AG	3/29/18	(103)
EUR	2,120	USD	2,612	UBS AG	3/29/18	(20)
EUR	28,305	USD	34,864	UBS AG	3/29/18	(261)
EUR	10,601	USD	13,098	UBS AG	3/29/18	(137)
USD	11,759,299	EUR	9,433,854	JPMorgan Chase Bank N.A.	3/14/18	240,249
USD	102,841	EUR	82,499	JPMorgan Chase Bank N.A.	3/14/18	2,107
USD	25,127	EUR	20,137	JPMorgan Chase Bank N.A.	3/14/18	539
USD	13,467	EUR	10,793	JPMorgan Chase Bank N.A.	3/14/18	289
USD	33,193	EUR	26,678	JPMorgan Chase Bank N.A.	3/14/18	618
USD	16,983	EUR	13,870	JPMorgan Chase Bank N.A.	3/14/18	48
USD	28,430	EUR	23,157	JPMorgan Chase Bank N.A.	3/14/18	155
USD	35,669	EUR	28,920	JPMorgan Chase Bank N.A.	3/14/18	357
USD	35,191	EUR	28,591	JPMorgan Chase Bank N.A.	3/14/18	280
USD	37,311	EUR	30,570	JPMorgan Chase Bank N.A.	3/14/18	(16)
USD	392,286	EUR	331,486	JPMorgan Chase Bank N.A.	3/21/18	(12,703)
USD	105,820	EUR	89,325	UBS AG	3/29/18	(3,384)
USD	2,760,658	EUR	2,330,338	UBS AG	3/29/18	(88,286)
USD	1,296,038	EUR	1,094,017	UBS AG	3/29/18	(41,447)
USD	70,752	EUR	58,459	UBS AG	3/29/18	(717)
USD	4,522	EUR	3,763	UBS AG	3/29/18	(78)
USD	41,975	EUR	34,926	UBS AG	3/29/18	(724)
USD	36,342	EUR	29,646	UBS AG	3/29/18	98
USD	64,372	EUR	52,397	UBS AG	3/29/18	315
USD	76,292	EUR	62,008	UBS AG	3/29/18	485
USD	71,721	EUR	58,306	UBS AG	3/29/18	439
USD	112,092	EUR	90,979	UBS AG	3/29/18	866
USD	39,297	EUR	31,716	UBS AG	3/29/18	523
USD	42,199	EUR	33,895	UBS AG	3/29/18	761
USD	34,197	EUR	27,304	UBS AG	3/29/18	817
USD	3,481	EUR	2,780	UBS AG	3/29/18	83
USD	37,046	EUR	29,579	UBS AG	3/29/18	885
USD	74,284	EUR	60,048	UBS AG	3/29/18	872
USD	2,607	EUR	2,107	UBS AG	3/29/18	31
USD	50,925	EUR	41,222	UBS AG	3/29/18	530
USD	19,961	EUR	16,188	UBS AG	3/29/18	170
USD	79,859	EUR	65,103	UBS AG	3/29/18	267
GBP	83,181	USD	111,522	Credit Suisse AG	3/21/18	3,091
GBP	25,814	USD	35,631	Credit Suisse AG	3/21/18	(62)
GBP	46,982	USD	66,929	Credit Suisse AG	3/21/18	(2,194)
GBP	10,051	USD	14,318	Credit Suisse AG	3/21/18	(469)
GBP	52,252	USD	73,352	Credit Suisse AG	3/21/18	(1,356)
GBP	81,392	USD	114,260	Credit Suisse AG	3/21/18	(2,112)
GBP	22,170	USD	30,883	Credit Suisse AG	3/21/18	(336)
GBP	12,843	USD	18,052	Credit Suisse AG	3/21/18	(356)
GBP	55,092	USD	75,982	JPMorgan Chase Bank N.A.	3/21/18	(73)
GBP	20,033	USD	27,630	JPMorgan Chase Bank N.A.	3/21/18	(26)
GBP	18,665	USD	25,964	Morgan Stanley	3/29/18	(235)
GBP	19,656	USD	28,032	Morgan Stanley	3/29/18	(937)
GBP	28,730	USD	40,342	Morgan Stanley	3/29/18	(739)
GBP	22,912	USD	32,065	Morgan Stanley	3/29/18	(481)

GBP	5,313	USD	7,337	Morgan Stanley	3/29/18	(13)
GBP	18,939	USD	26,451	Morgan Stanley	3/29/18	(344)
USD	3,550,660	GBP	2,648,345	Credit Suisse AG	3/21/18	(98,408)
USD	4,797	GBP	3,586	Credit Suisse AG	3/21/18	(144)
USD	4,853	GBP	3,602	Credit Suisse AG	3/21/18	(110)
USD	35,449	GBP	26,146	Credit Suisse AG	3/21/18	(576)
USD	53,577	GBP	39,516	Credit Suisse AG	3/21/18	(871)
USD	23,340	GBP	17,148	Credit Suisse AG	3/21/18	(288)
USD	45,053	GBP	33,094	Credit Suisse AG	3/21/18	(547)
USD	23,051	GBP	16,617	Credit Suisse AG	3/21/18	155
USD	44,678	GBP	31,451	Credit Suisse AG	3/21/18	1,343
USD	30,129	GBP	21,209	Credit Suisse AG	3/21/18	906
USD	22,086	GBP	15,613	Credit Suisse AG	3/21/18	573
USD	13,892	GBP	9,911	Credit Suisse AG	3/21/18	236
USD	9,814	GBP	7,099	Credit Suisse AG	3/21/18	32
USD	34,500	GBP	24,957	Credit Suisse AG	3/21/18	113
USD	24,942	GBP	18,091	Credit Suisse AG	3/21/18	15
USD	961,807	GBP	718,253	Morgan Stanley	3/29/18	(28,272)
USD	25,634	GBP	19,072	Morgan Stanley	3/29/18	(657)
USD	48,740	GBP	35,841	Morgan Stanley	3/29/18	(665)
USD	14,240	GBP	10,509	Morgan Stanley	3/29/18	(247)
USD	24,268	GBP	17,890	Morgan Stanley	3/29/18	(393)
USD	25,402	GBP	18,726	Morgan Stanley	3/29/18	(411)
USD	9,663	GBP	7,031	Morgan Stanley	3/29/18	(29)
USD	11,735	GBP	8,480	Morgan Stanley	3/29/18	45
USD	53,996	GBP	38,914	Morgan Stanley	3/29/18	355
USD	28,025	GBP	20,126	Morgan Stanley	3/29/18	283
USD	56,503	GBP	40,618	Morgan Stanley	3/29/18	512
USD	16,468	GBP	11,774	Morgan Stanley	3/29/18	238
USD	6,726	GBP	4,800	Morgan Stanley	3/29/18	109
USD	14,460	GBP	10,151	Morgan Stanley	3/29/18	467
USD	8,422	GBP	5,892	Morgan Stanley	3/29/18	301
USD	18,781	GBP	13,323	Morgan Stanley	3/29/18	415
USD	17,668	GBP	12,469	Morgan Stanley	3/29/18	480
USD	7,815	GBP	5,566	Morgan Stanley	3/29/18	143
USD	7,030	GBP	5,059	Morgan Stanley	3/29/18	57
USD	26,410	GBP	18,751	Morgan Stanley	3/29/18	562
USD	28,328	GBP	20,323	Morgan Stanley	3/29/18	314
HKD	68,581	USD	8,800	Credit Suisse AG	3/21/18	(32)
HUF	5,363,657	USD	20,853	JPMorgan Chase Bank N.A.	3/21/18	20
HUF	1,833,739	USD	7,129	JPMorgan Chase Bank N.A.	3/21/18	7
HUF	5,479,770	USD	21,813	JPMorgan Chase Bank N.A.	3/21/18	(489)
HUF	1,207,797	USD	4,808	JPMorgan Chase Bank N.A.	3/21/18	(108)
USD	421,924	HUF	111,717,149	JPMorgan Chase Bank N.A.	3/21/18	(12,826)
USD	139,702	HUF	36,990,207	JPMorgan Chase Bank N.A.	3/21/18	(4,247)
USD	256,570	HUF	68,153,879	JPMorgan Chase Bank N.A.	3/21/18	(8,653)
USD	102,439	HUF	27,211,432	JPMorgan Chase Bank N.A.	3/21/18	(3,455)
USD	722,335	HUF	183,783,795	JPMorgan Chase Bank N.A.	3/21/18	7,136
USD	300,047	HUF	76,340,961	JPMorgan Chase Bank N.A.	3/21/18	2,964
IDR	13,009,611,751	USD	952,736	Goldman Sachs & Co.	3/21/18	(10,164)
IDR	5,227,694,565	USD	382,841	Goldman Sachs & Co.	3/21/18	(4,084)
IDR	99,336,907	USD	7,254	Goldman Sachs & Co.	3/21/18	(56)
IDR	63,147,077	USD	4,611	Goldman Sachs & Co.	3/21/18	(36)

USD	127,611	IDR	1,748,269,285	Goldman Sachs & Co.	3/21/18	945
USD	315,578	IDR	4,323,422,714	Goldman Sachs & Co.	3/21/18	2,338
ILS	218,482	USD	62,302	Goldman Sachs & Co.	3/21/18	568
USD	130,908	ILS	446,960	Goldman Sachs & Co.	3/21/18	2,290
USD	312,495	ILS	1,066,953	Goldman Sachs & Co.	3/21/18	5,467
INR	4,981,709	USD	77,098	Goldman Sachs & Co.	3/21/18	(973)
INR	12,397,454	USD	191,867	Goldman Sachs & Co.	3/21/18	(2,421)
USD	76,459	INR	4,981,709	Goldman Sachs & Co.	3/21/18	334
USD	190,276	INR	12,397,454	Goldman Sachs & Co.	3/21/18	830
JPY	386,438,577	USD	3,539,531	Credit Suisse AG	3/14/18	85,141
JPY	2,428,092	USD	22,925	Credit Suisse AG	3/14/18	(150)
JPY	3,732,817	USD	35,004	JPMorgan Chase Bank N.A.	3/14/18	9
JPY	5,454,270	USD	49,223	Credit Suisse AG	3/30/18	2,002
JPY	2,120,179	USD	19,240	Credit Suisse AG	3/30/18	673
JPY	2,064,760	USD	19,056	Credit Suisse AG	3/30/18	336
JPY	1,526,412	USD	13,998	Credit Suisse AG	3/30/18	337
JPY	1,724,953	USD	15,832	Credit Suisse AG	3/30/18	368
JPY	4,607,251	USD	42,287	Credit Suisse AG	3/30/18	983
JPY	1,465,322	USD	13,506	Credit Suisse AG	3/30/18	255
JPY	4,772,157	USD	43,987	Credit Suisse AG	3/30/18	832
JPY	2,178,016	USD	20,437	Credit Suisse AG	3/30/18	18
USD	5,249,033	JPY	573,078,435	Credit Suisse AG	3/14/18	(126,262)
USD	81,169	JPY	8,943,052	Credit Suisse AG	3/14/18	(2,714)
USD	12,258	JPY	1,344,400	Credit Suisse AG	3/14/18	(352)
USD	14,786	JPY	1,608,660	Credit Suisse AG	3/14/18	(303)
USD	17,042	JPY	1,849,596	Credit Suisse AG	3/14/18	(306)
USD	28,906	JPY	3,107,700	JPMorgan Chase Bank N.A.	3/14/18	(243)
USD	27,653	JPY	2,946,095	JPMorgan Chase Bank N.A.	3/14/18	20
USD	40,465	JPY	4,315,183	JPMorgan Chase Bank N.A.	3/14/18	(10)
USD	775,888	JPY	86,845,120	Credit Suisse AG	3/30/18	(39,740)
USD	416,415	JPY	46,609,349	Credit Suisse AG	3/30/18	(21,328)
USD	19,090	JPY	2,150,796	Credit Suisse AG	3/30/18	(1,110)
USD	25,524	JPY	2,876,384	Credit Suisse AG	3/30/18	(1,491)
USD	23,139	JPY	2,546,018	Credit Suisse AG	3/30/18	(772)
USD	30,360	JPY	3,308,191	Credit Suisse AG	3/30/18	(710)
USD	18,141	JPY	1,948,938	Credit Suisse AG	3/30/18	(163)
USD	27,689	JPY	2,957,421	Credit Suisse AG	3/30/18	(87)
USD	18,546	JPY	1,985,110	Credit Suisse AG	3/30/18	(97)
KRW	590,117,909	USD	540,302	Morgan Stanley	3/21/18	3,836
KRW	55,612,953	USD	51,209	Morgan Stanley	3/21/18	71
KRW	17,005,683	USD	15,659	Morgan Stanley	3/21/18	22
KRW	13,675,876	USD	12,811	Morgan Stanley	3/21/18	(200)
USD	77,731	KRW	84,897,460	Morgan Stanley	3/21/18	(552)
USD	19,366	KRW	20,694,753	Morgan Stanley	3/21/18	284
USD	114,075	KRW	121,204,844	Morgan Stanley	3/21/18	2,314
USD	289,583	KRW	307,682,364	Morgan Stanley	3/21/18	5,874
USD	23,591	KRW	25,176,088	Morgan Stanley	3/21/18	376
USD	132,443	KRW	140,428,831	Morgan Stanley	3/21/18	2,955
USD	338,051	KRW	358,435,317	Morgan Stanley	3/21/18	7,543
USD	14,915	KRW	16,092,729	Morgan Stanley	3/21/18	76
MXN	684,495	USD	35,342	JPMorgan Chase Bank N.A.	3/21/18	857
MXN	416,497	USD	21,037	JPMorgan Chase Bank N.A.	3/21/18	989
MXN	254,860	USD	12,849	JPMorgan Chase Bank N.A.	3/21/18	629

USD	347,588	MXN	6,701,661	JPMorgan Chase Bank N.A.	3/21/18	(6,824)
USD	989,002	MXN	19,068,448	JPMorgan Chase Bank N.A.	3/21/18	(19,416)
USD	9,135	MXN	176,872	JPMorgan Chase Bank N.A.	3/21/18	(219)
USD	332,678	MXN	6,439,685	JPMorgan Chase Bank N.A.	3/21/18	(7,879)
USD	134,609	MXN	2,605,653	JPMorgan Chase Bank N.A.	3/21/18	(3,188)
USD	9,273	MXN	183,938	JPMorgan Chase Bank N.A.	3/21/18	(454)
USD	32,092	MXN	624,278	JPMorgan Chase Bank N.A.	3/21/18	(922)
USD	12,837	MXN	249,711	JPMorgan Chase Bank N.A.	3/21/18	(369)
USD	459,936	MXN	8,631,390	JPMorgan Chase Bank N.A.	3/21/18	3,473
USD	183,974	MXN	3,452,556	JPMorgan Chase Bank N.A.	3/21/18	1,389
USD	104,288	MXN	1,973,700	JPMorgan Chase Bank N.A.	3/21/18	(89)
USD	39,108	MXN	740,137	JPMorgan Chase Bank N.A.	3/21/18	(34)
USD	19,518	MXN	369,802	JPMorgan Chase Bank N.A.	3/21/18	(38)
USD	13,012	MXN	246,535	JPMorgan Chase Bank N.A.	3/21/18	(26)
USD	21,582	MXN	406,478	JPMorgan Chase Bank N.A.	3/21/18	86
USD	73,248	MXN	1,379,561	JPMorgan Chase Bank N.A.	3/21/18	291
MYR	1,080,128	USD	265,160	Goldman Sachs & Co.	3/21/18	9,787
MYR	1,865,995	USD	458,082	Goldman Sachs & Co.	3/21/18	16,908
MYR	1,168,447	USD	293,285	Goldman Sachs & Co.	3/21/18	4,143
MYR	464,874	USD	116,685	Goldman Sachs & Co.	3/21/18	1,648
MYR	41,209	USD	10,481	Goldman Sachs & Co.	3/21/18	9
MYR	136,654	USD	34,757	Goldman Sachs & Co.	3/21/18	28
USD	8,942	MYR	35,442	Goldman Sachs & Co.	3/21/18	(80)
USD	321,620	MYR	1,274,289	Goldman Sachs & Co.	3/21/18	(2,751)
USD	134,656	MYR	533,521	Goldman Sachs & Co.	3/21/18	(1,152)
NOK	1,517,882	USD	182,065	JPMorgan Chase Bank N.A.	3/21/18	10,257
NOK	2,648,972	USD	317,736	JPMorgan Chase Bank N.A.	3/21/18	17,901
NOK	3,218,193	USD	386,616	JPMorgan Chase Bank N.A.	3/21/18	21,144
NOK	8,025,482	USD	964,138	JPMorgan Chase Bank N.A.	3/21/18	52,728
NOK	253,653	USD	31,937	JPMorgan Chase Bank N.A.	3/21/18	202
NOK	309,227	USD	38,557	JPMorgan Chase Bank N.A.	3/28/18	633
NOK	124,032	USD	15,526	JPMorgan Chase Bank N.A.	3/28/18	193
NOK	157,540	USD	19,961	JPMorgan Chase Bank N.A.	3/28/18	5
NOK	135,838	USD	17,332	JPMorgan Chase Bank N.A.	3/28/18	(116)
USD	10,341	NOK	84,536	JPMorgan Chase Bank N.A.	3/21/18	(370)
USD	24,370	NOK	199,211	JPMorgan Chase Bank N.A.	3/21/18	(871)
USD	14,288	NOK	114,941	JPMorgan Chase Bank N.A.	3/21/18	(275)
USD	30,746	NOK	247,335	JPMorgan Chase Bank N.A.	3/21/18	(592)
USD	6,967	NOK	54,576	JPMorgan Chase Bank N.A.	3/21/18	52
USD	37,612	NOK	294,637	JPMorgan Chase Bank N.A.	3/21/18	280
USD	24,256	NOK	189,561	JPMorgan Chase Bank N.A.	3/21/18	238
USD	30,320	NOK	236,951	JPMorgan Chase Bank N.A.	3/21/18	297
USD	36,603	NOK	280,773	JPMorgan Chase Bank N.A.	3/21/18	1,028
USD	15,493	NOK	118,846	JPMorgan Chase Bank N.A.	3/21/18	435
USD	598,427	NOK	5,001,412	JPMorgan Chase Bank N.A.	3/28/18	(35,433)
USD	16,656	NOK	128,275	JPMorgan Chase Bank N.A.	3/28/18	399
USD	30,924	NOK	247,307	JPMorgan Chase Bank N.A.	3/28/18	(418)
NZD	4,453	USD	3,244	JPMorgan Chase Bank N.A.	3/21/18	(33)
NZD	10,274	USD	7,484	JPMorgan Chase Bank N.A.	3/21/18	(75)
NZD	271,024	USD	198,022	JPMorgan Chase Bank N.A.	3/21/18	(2,595)
NZD	404,176	USD	295,308	JPMorgan Chase Bank N.A.	3/21/18	(3,870)
NZD	246,405	USD	178,070	JPMorgan Chase Bank N.A.	3/21/18	(395)
NZD	104,023	USD	75,174	JPMorgan Chase Bank N.A.	3/21/18	(167)

USD	259,941	NZD	375,952	JPMorgan Chase Bank N.A.	3/21/18	(11,145)
USD	143,680	NZD	207,803	JPMorgan Chase Bank N.A.	3/21/18	(6,160)
USD	78,539	NZD	112,388	JPMorgan Chase Bank N.A.	3/21/18	(2,500)
USD	192,916	NZD	276,060	JPMorgan Chase Bank N.A.	3/21/18	(6,142)
USD	2,642	NZD	3,777	JPMorgan Chase Bank N.A.	3/21/18	(81)
USD	111,454	NZD	152,820	JPMorgan Chase Bank N.A.	3/21/18	1,260
USD	46,119	NZD	63,236	JPMorgan Chase Bank N.A.	3/21/18	521
USD	337,936	NZD	459,495	JPMorgan Chase Bank N.A.	3/21/18	6,609
USD	139,049	NZD	189,067	JPMorgan Chase Bank N.A.	3/21/18	2,719
USD	294,422	NZD	404,057	JPMorgan Chase Bank N.A.	3/21/18	3,070
USD	122,348	NZD	167,907	JPMorgan Chase Bank N.A.	3/21/18	1,276
PEN	1,017,157	USD	314,900	Goldman Sachs & Co.	3/21/18	(3,754)
PEN	408,880	USD	126,584	Goldman Sachs & Co.	3/21/18	(1,509)
USD	311,493	PEN	1,017,157	Goldman Sachs & Co.	3/21/18	348
USD	125,215	PEN	408,880	Goldman Sachs & Co.	3/21/18	140
PHP	13,030,505	USD	256,355	Goldman Sachs & Co.	3/21/18	(6,871)
PHP	32,427,642	USD	637,963	Goldman Sachs & Co.	3/21/18	(17,100)
PHP	6,550,971	USD	126,601	Goldman Sachs & Co.	3/21/18	(1,176)
PHP	16,026,830	USD	309,727	Goldman Sachs & Co.	3/21/18	(2,876)
USD	256,405	PHP	13,030,505	Goldman Sachs & Co.	3/21/18	6,922
USD	638,088	PHP	32,427,642	Goldman Sachs & Co.	3/21/18	17,226
USD	128,476	PHP	6,550,971	Goldman Sachs & Co.	3/21/18	3,050
USD	314,313	PHP	16,026,830	Goldman Sachs & Co.	3/21/18	7,462
PLN	45,512	USD	12,802	Goldman Sachs & Co.	3/21/18	499
PLN	51,351	USD	14,782	Goldman Sachs & Co.	3/21/18	225
PLN	20,868	USD	6,007	Goldman Sachs & Co.	3/21/18	91
PLN	12,277	USD	3,603	Goldman Sachs & Co.	3/21/18	(15)
PLN	70,290	USD	20,630	Goldman Sachs & Co.	3/21/18	(88)
USD	114,772	PLN	408,026	Goldman Sachs & Co.	3/21/18	(4,475)
USD	321,301	PLN	1,150,066	Goldman Sachs & Co.	3/21/18	(14,808)
USD	126,600	PLN	453,151	Goldman Sachs & Co.	3/21/18	(5,835)
USD	316,802	PLN	1,134,595	Goldman Sachs & Co.	3/21/18	(14,786)
USD	127,485	PLN	456,573	Goldman Sachs & Co.	3/21/18	(5,950)
USD	23,699	PLN	80,629	Goldman Sachs & Co.	3/21/18	135
USD	4,740	PLN	16,126	Goldman Sachs & Co.	3/21/18	27
RUB	7,605,925	USD	127,938	Goldman Sachs & Co.	3/21/18	6,831
RUB	18,939,732	USD	318,583	Goldman Sachs & Co.	3/21/18	17,009
RUB	3,705,260	USD	61,765	Morgan Stanley	3/21/18	3,889
RUB	7,221	USD	120	Morgan Stanley	3/21/18	8
USD	69,971	RUB	3,993,972	Goldman Sachs & Co.	3/21/18	(797)
USD	49,229	RUB	2,810,018	Goldman Sachs & Co.	3/21/18	(561)
SEK	1,061,603	USD	126,193	JPMorgan Chase Bank N.A.	3/21/18	2,094
SEK	261,612	USD	31,098	JPMorgan Chase Bank N.A.	3/21/18	516
SEK	87,969	USD	10,631	JPMorgan Chase Bank N.A.	3/21/18	(1)
USD	97,238	SEK	814,766	JPMorgan Chase Bank N.A.	3/21/18	(1,221)
USD	40,866	SEK	342,420	JPMorgan Chase Bank N.A.	3/21/18	(513)
USD	11,111	SEK	90,636	JPMorgan Chase Bank N.A.	3/21/18	159
USD	110,011	SEK	879,940	JPMorgan Chase Bank N.A.	3/21/18	3,676
USD	37,376	SGD	50,432	JPMorgan Chase Bank N.A.	3/21/18	(702)
USD	176,854	SGD	238,630	JPMorgan Chase Bank N.A.	3/21/18	(3,323)
THB	21,032,437	USD	649,751	Goldman Sachs & Co.	3/21/18	18,497
THB	8,529,785	USD	263,509	Goldman Sachs & Co.	3/21/18	7,501
THB	8,252,470	USD	263,952	Goldman Sachs & Co.	3/21/18	(1,753)

THB	20,306,278	USD	649,489	Goldman Sachs & Co.	3/21/18	(4,313)
THB	578,081	USD	18,483	Goldman Sachs & Co.	3/21/18	(116)
USD	642,053	THB	20,898,834	Goldman Sachs & Co.	3/21/18	(21,950)
USD	1,722,031	THB	56,052,096	Goldman Sachs & Co.	3/21/18	(58,870)
TRY	1,230,133	USD	312,193	Goldman Sachs & Co.	3/21/18	9,495
TRY	493,026	USD	125,124	Goldman Sachs & Co.	3/21/18	3,805
USD	316,492	TRY	1,208,809	Goldman Sachs & Co.	3/21/18	381
USD	126,653	TRY	483,737	Goldman Sachs & Co.	3/21/18	152
TWD	5,761,818	USD	193,226	JPMorgan Chase Bank N.A.	3/21/18	3,480
TWD	2,315,290	USD	77,645	JPMorgan Chase Bank N.A.	3/21/18	1,398
USD	79,550	TWD	2,315,290	JPMorgan Chase Bank N.A.	3/21/18	506
USD	197,967	TWD	5,761,818	JPMorgan Chase Bank N.A.	3/21/18	1,260
ZAR	10,142,787	USD	758,135	Goldman Sachs & Co.	3/22/18	99,308
ZAR	4,149,074	USD	310,128	Goldman Sachs & Co.	3/22/18	40,623
ZAR	529,383	USD	40,695	Goldman Sachs & Co.	3/22/18	4,057
ZAR	1,291,473	USD	99,279	Goldman Sachs & Co.	3/22/18	9,898
ZAR	1,583,126	USD	122,381	Goldman Sachs & Co.	3/22/18	11,452
ZAR	3,869,743	USD	299,145	Goldman Sachs & Co.	3/22/18	27,992
ZAR	148,033	USD	11,474	Goldman Sachs & Co.	3/22/18	1,040
ZAR	312,857	USD	24,250	Goldman Sachs & Co.	3/22/18	2,198
ZAR	304,450	USD	24,218	Goldman Sachs & Co.	3/22/18	1,519
ZAR	727,146	USD	57,842	Goldman Sachs & Co.	3/22/18	3,629
USD	460,776	ZAR	6,350,042	Goldman Sachs & Co.	3/22/18	(76,039)
USD	1,133,465	ZAR	15,620,510	Goldman Sachs & Co.	3/22/18	(187,049)
USD	57,495	ZAR	735,189	Goldman Sachs & Co.	3/22/18	(4,656)
USD	21,891	ZAR	279,923	Goldman Sachs & Co.	3/22/18	(1,773)
USD	370,727	ZAR	4,512,118	Goldman Sachs & Co.	3/22/18	(10,715)
USD	908,879	ZAR	11,061,967	Goldman Sachs & Co.	3/22/18	(26,269)
USD	47,629	ZAR	571,910	Goldman Sachs & Co.	3/22/18	(718)
USD	104,785	ZAR	1,258,202	Goldman Sachs & Co.	3/22/18	(1,580)
USD	32,248	ZAR	376,732	Goldman Sachs & Co.	3/22/18	400
USD	14,167	ZAR	165,509	Goldman Sachs & Co.	3/22/18	176
USD	362,977	ZAR	4,417,979	UBS AG	3/22/18	(10,506)
USD	8,623	ZAR	101,072	UBS AG	3/22/18	78
						$(661,073)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Government Bond	4	March 2018	JPY	40,000,000	$565,650	$(353)
Korean Treasury 10-Year Bonds	10	March 2018	KRW	1,000,000,000	1,104,719	(24,674)
U.S. Treasury 10-Year Notes	11	June 2018	USD	1,100,000	1,320,515	(2,431)
U.S. Treasury 10-Year Ultra Notes	7	June 2018	USD	700,000	896,437	(781)
U.S. Treasury 2-Year Notes	17	June 2018	USD	3,400,000	3,611,969	(3,336)
U.S. Treasury 5-Year Notes	106	June 2018	USD	10,600,000	12,076,547	(21,770)
U.S. Treasury Long Bonds	10	June 2018	USD	1,000,000	1,434,375	1,227
U.S. Treasury Ultra Bonds	3	June 2018	USD	300,000	467,625	1,610
					$21,477,837	$(50,508)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	43	March 2018	EUR	4,300,000	$6,874,360	$58,289
Euro-Bund 10-Year Bonds	3	March 2018	EUR	300,000	583,550	12,657
Euro-OAT 10-Year Bonds	2	March 2018	EUR	200,000	374,979	(2,657)
Euro-OAT 10-Year Bonds	5	June 2018	EUR	500,000	924,638	(985)
U.K. Gilt 10-Year Bonds	18	June 2018	GBP	1,800,000	3,000,434	(10,684)
U.S. Treasury 10-Year Ultra Notes	24	June 2018	USD	2,400,000	3,073,500	2,759
					$14,831,461	$59,379

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 29	Sell	5.00%	12/20/22	$7,255,000	$540,771	$33,232	$574,003

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Columbia Government International Bond	Buy	(1.00)%	12/20/22	$560,000	$155	$(1,112)	$(957)
Bank of America N.A. / Mexico Government International Bond	Buy	(1.00)%	12/20/22	$500,000	1,565	(1,464)	101
Morgan Stanley / Brazil Government International Bond	Buy	(1.00)%	12/20/22	$600,000	13,380	(95)	13,285
Morgan Stanley / Mexico Government International Bond	Buy	(1.00)%	12/20/22	$600,000	(133)	254	121
					$14,967	$(2,417)	$12,550
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.	BZDIOVRA	Pay	10.78%	1/2/23	BRL	6,212,000	$203,069
Barclays Bank plc	BZDIOVRA	Receive	7.29%	1/2/19	BRL	36,952,000	(72,236)
Barclays Bank plc	BZDIOVRA	Pay	9.51%	1/2/23	BRL	1,432,000	12,428
Morgan Stanley	BZDIOVRA	Receive	8.71%	1/2/19	BRL	11,961,000	(84,099)
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	25,160,000	(66,101)
Morgan Stanley	BZDIOVRA	Pay	10.24%	1/2/23	BRL	3,525,000	78,712
							$71,773
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira

TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,285,857, which represented 4.6% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $752,469.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	Security is a zero-coupon bond.

(9)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(10)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(11)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	553,931,308	207,005,017	—
Corporate Bonds	—	128,908,710	—
U.S. Treasury Securities	—	118,736,586	—
U.S. Government Agency Mortgage-Backed Securities	—	53,072,485	—
Sovereign Governments and Agencies	—	48,027,355	—
Municipal Securities	—	30,649,967	—
Collateralized Mortgage Obligations	—	17,578,341	—
Commercial Mortgage-Backed Securities	—	13,704,461	—
Asset-Backed Securities	—	12,554,958	—
Commercial Paper	—	12,091,265	—
Exchange-Traded Funds	3,875,641	—	—
U.S. Government Agency Securities	—	3,482,212	—
Convertible Preferred Stocks	—	61,314	—
Temporary Cash Investments	31,435,300	548,535	—
	589,242,249	646,421,206	—
Other Financial Instruments
Futures Contracts	5,596	70,946	—
Swap Agreements	—	881,719	—
Forward Foreign Currency Exchange Contracts	—	983,611	—
	5,596	1,936,276	—

Liabilities
Other Financial Instruments
Futures Contracts	28,318	39,353	—
Swap Agreements	—	223,393	—
Forward Foreign Currency Exchange Contracts	—	1,644,684	—
	28,318	1,907,430	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 24, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 24, 2018